As filed with the Securities and Exchange Commission on April 10, 2025
Registration No. 033-64410
811-07798

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.

Post-Effective Amendment No. 41
FORM S-6
FOR THE REGISTRATION UNDER THE SECURITIES ACTOF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTSREGISTERED ON FORM N-8B-2	☒

Exact name of trust:
New York Life Ins & Annuity Corp
Var Univ Life Sep Acc I
(Exact Name of Registrant)

Name of depositor:
NEW YORK LIFE INSURANCE AND
ANNUITY CORPORATION
(Name of Depositor)
Complete address of Depositor’s principal executive office:
51 Madison Avenue,
New York, New York 10010
(Address of Depositor’s Principal Executive Office)
Name and complete address of agent for service:
Depositor’s Telephone Number: (212) 576-7000
Mary E. Najem, Esq.
New York Life Insurance and Annuity Corporation
51 Madison Avenue
New York, NY 10010
(Name and Address of Agent for Service)

Copy to: Charles A. Whites, Jr., Esq.
Vice President and Associate General Counsel
New York Life Insurance Company
51 Madison Avenue
New York, NY 10010

Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2025 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Flexible Premium Variable Universal Life Insurance Policies
Prospectus Dated May 1, 2025
Please use one of the following addresses for service requests:
Regular Mail	Express Mail
NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159	NYLIAC Variable Products Service Center 51 Madison Avenue Floor 3B, Room 0304 New York, NY 10010
Telephone: 1-800-598-2019
For submitting death claim forms only, you may also use:
Regular Mail
New York Life P.O. Box 130539 Dallas, TX 75313-0539
Premium payments and loan repayments should be sent to us at:
Regular Mail	Express Mail
NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675-3021	NYLIAC 5450 N. Cumberland Avenue Suite 100Chicago, IL 60656-1422
This prospectus describes a flexible premium variable universal life insurance policy formerly issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). In this prospectus, the words “we,” “our” or “us” refer to NYLIAC and the words “you” or “your” refer to the policyowner. We have discontinued sales of this policy. We will still accept additional premiums under existing policies. Capitalized terms used in this prospectus have the same meaning as in the section on DEFINITION OF TERMS.

Policy Features
LIFE INSURANCE PROTECTION— This policy offers lifetime insurance protection, with a life insurance benefit payable when the Primary Insured dies while the policy is in effect. Even though the policy offers the protection of permanent life insurance, it can lapse even if all planned premiums are paid on time.
CHOICE OF LIFE INSURANCE BENEFIT OPTIONS— You can choose either a level life insurance benefit equal to the face amount of your policy or a life insurance benefit that varies and is equal to the sum of your policy’s face amount and Cash Value. If you choose a benefit that varies, the life insurance benefit will increase or decrease depending on the performance of the Allocation Alternatives you select. Your policy’s life insurance benefit will never be less than the face amount of your policy. The face amount appears on the Policy Data Page of your policy. Under both options, a higher life insurance benefit may apply if necessary for the policy to qualify as life insurance under the IRC. The policy proceeds we pay will be the sum of the life insurance benefit plus any rider death benefits less any loans (including any accrued loan interest).
FLEXIBLE PREMIUM PAYMENTS— You can decide the amount of premiums to pay and when to pay them, within limits. Although premium payments are flexible, we may require additional premium payments to keep the policy in effect. The policy may terminate if its Net Cash Value is insufficient to pay the policy’s monthly charges. The Cash Surrender Value of your policy will fluctuate depending on the performance of the Allocation Alternatives you have chosen. The Cash Surrender Value also will fluctuate to reflect the premium payments you make and the charges we deduct.
LOANS, WITHDRAWALS, AND SURRENDERS— You can borrow against or withdraw money from your policy, within limits. Loans and withdrawals will reduce the policy’s proceeds, Cash Surrender Value and Net Cash Value. You can also surrender your policy at any time. The Cash Surrender Value of your policy may increase or decrease depending on the performance of the Allocation Alternatives you select. We do not guarantee the Cash Surrender Value for your policy. If you surrender your policy or take a partial withdrawal during the first fifteen Policy Years or within fifteen years after you increase the face amount, we may apply a surrender charge. Loans, withdrawals, and surrenders may have tax consequences.
FACE AMOUNT INCREASES AND DECREASES— You may increase or decrease the face amount of your policy, within limits. We will apply a new schedule of surrender charges to any increase in your policy’s face amount. We may also deduct a surrender charge for any reduction in the face amount.
Replacing existing insurance with any policy may not be to your advantage. In addition, it may not be to your advantage to borrow to purchase this policy or to take withdrawals from another policy that you already own to make premium payments under this policy.
In addition, a variable life insurance policy is designed to provide a Life Insurance Benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the policy may limit your ability to withdraw a portion of the
Cash Value through partial surrenders.

Important Notices
This prospectus provides information that a prospective investor should know before investing. Please read it carefully and retain it for future reference. This prospectus must be accompanied by the current prospectuses for the New York Life Investments VP Funds Trust, the AB Variable Products Series Fund, Inc., the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the American Funds Insurance Series®, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the BNY Mellon Sustainable U.S. Equity Portfolio, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Investments VIT Funds, the Deutsche DWS Variable Series II, the Fidelity® Variable Insurance Products Funds, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the Lincoln Variable Insurance Products Trust, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Principal Variable Contracts Funds, Inc., the Putnam Variable Trust and the Voya Variable Portfolios, Inc., (the “Funds”, each individually a “Fund”).
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense. The policies involve risks, including the potential risk of loss of principal invested. The policies are not deposits of, or guaranteed or endorsed by, any bank, and are not federally insured by the FDIC, the Federal Reserve Board, or any other agency.
Allocation Alternatives— Your policy allows you to choose how you want to invest your premium payments. You have the option to choose from the available Investment Divisions and a Fixed Account. Policyowners may invest in a total of 21 investment options from among the available Investment Divisions and the Fixed Account, at any time. The Investment Divisions available under your policy are:
●
NYLI VP American Century Sustainable Equity—Initial Class
●
NYLI VP Balanced—Initial Class
●
NYLI VP Bond—Initial Class
●
NYLI VP Candriam Emerging Markets Equity—Initial Class*
●
NYLI VP CBRE Global Infrastructure—Initial Class
●
NYLI VP Conservative Allocation—Initial Class
●
NYLI VP Dimensional U.S. Equity (formerly MainStay VP Wellington U.S. Equity)—Initial Class
●
NYLI VP Epoch U.S. Equity Yield—Initial Class
●
NYLI VP Equity Allocation—Initial Class
●
NYLI VP Fidelity Institutional AM® Utilities—Initial Class
●
NYLI VP Floating Rate—Initial Class
●
NYLI VP Growth Allocation—Initial Class
●
NYLI VP Hedge Multi-Strategy—Initial Class
●
NYLI VP Income Builder—Initial Class
●
NYLI VP Janus Henderson Balanced—Initial Class
●
NYLI VP MacKay Convertible—Initial Class
●
NYLI VP MacKay High Yield Corporate Bond—Initial Class
●
NYLI VP MacKay Strategic Bond—Initial Class
●
NYLI VP MacKay U.S. Infrastructure Bond—Initial Class

●
NYLI VP MFS® Investors Trust—Initial Class
●
NYLI VP MFS® Research—Initial Class
●
NYLI VP Moderate Allocation—Initial Class
●
NYLI VP Natural Resources—Initial Class
●
NYLI VP Newton Technology Growth—Initial Class
●
NYLI VP PIMCO Real Return—Initial Class
●
NYLI VP PineStone International Equity—Initial Class
●
NYLI VP S&P 500 Index—Initial Class
●
NYLI VP Small Cap Growth—Initial Class
●
NYLI VP Schroders Mid Cap Opportunities (formerly MainStay VP Wellington Mid Cap)—Initial Class
●
NYLI VP U.S. Government Money Market—Initial Class**
●
NYLI VP Wellington Growth—Initial Class*
●
NYLI VP Wellington Small Cap—Initial Class
●
NYLI VP Winslow Large Cap Growth—Initial Class
●
AB VPS Discovery Value Portfolio—Class A
●
AB VPS Relative Value Portfolio—Class A
●
American Funds IS Asset Allocation Fund—Class 2
●
American Funds IS The Bond Fund of America®—Class 2
●
American Funds IS Capital World Bond Fund®—Class 2
●
American Funds IS Global Small Capitalization Fund—Class 2
●
American Funds IS Growth Fund—Class 2
●
American Funds IS New World Fund®—Class 2
●
American Funds IS U.S. Government Securities Fund®—Class 2
●
American Funds IS Washington Mutual Investors Fund—Class 2
●
BlackRock® Global Allocation V.I. Fund—Class I
●
BlackRock® High Yield V.I. Fund—Class I
●
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares
●
ClearBridge Variable Appreciation Portfolio—Class I
●
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1*
●
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1
●
Columbia Variable Portfolio—Intermediate Bond Fund—Class 1
●
DWS Alternative Asset Allocation VIP—Class A
●
DWS Small Cap Index VIP—Class A
●
DWS Small Mid Cap Value VIP—Class A

●
Fidelity® VIP Bond Index Portfolio—Initial Class
●
Fidelity® VIP ContrafundSM Portfolio—Initial Class
●
Fidelity® VIP Emerging Markets Portfolio—Initial Class
●
Fidelity® VIP Equity-Income PortfolioSM—Initial Class
●
Fidelity® VIP Extended Market Index Portfolio—Initial Class
●
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class
●
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class
●
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class
●
Fidelity® VIP Growth Opportunities Portfolio—Initial Class
●
Fidelity® VIP Health Care Portfolio—Initial Class
●
Fidelity® VIP International Index Portfolio—Initial Class
●
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class
●
Fidelity® VIP Mid Cap Portfolio—Initial Class
●
Franklin Templeton Aggressive Model Portfolio—Class I
●
Franklin Templeton Conservative Model Portfolio—Class I
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Franklin Templeton Moderate Model Portfolio—Class I
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Franklin Templeton Moderately Aggressive Model Portfolio—Class I
●
Franklin Templeton Moderately Conservative Model Portfolio—Class I
●
Invesco V.I. EQV International Equity Fund—Series I Shares
●
Invesco V.I. Main Street Small Cap Fund®—Series I Shares
●
Janus Henderson Enterprise Portfolio—Institutional Shares
●
Janus Henderson Global Research Portfolio—Institutional Shares
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LVIP SSgA Mid-Cap Index Fund—Standard Class
●
Macquarie VIP Emerging Markets Series—Standard Class
●
Macquarie VIP Small Cap Value Series—Standard Class
●
MFS® International Intrinsic Value Portfolio—Initial Class
●
MFS® Mid Cap Value Portfolio—Initial Class
●
MFS® New Discovery Series—Initial Class
●
MFS® Research International Portfolio—Initial Class
●
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I
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PIMCO VIT Income Portfolio—Institutional Class
●
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class
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PIMCO VIT Low Duration Portfolio—Institutional Class
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PIMCO VIT Short-Term Portfolio—Institutional Class

●
PIMCO VIT Total Return Portfolio—Institutional Class
●
Principal VC Real Estate Securities Account—Class 1
●
Putnam VT International Value Fund—Class IA
●
Voya Growth and Income Portfolio—Class I
●
Western Asset Core Plus VIT Portfolio—Class I
*
Premiums or transfers will only be accepted into this fund from policyowners already invested in this fund. Policyowners who remove all Cash Value allocations from this fund will not be permitted to reinvest in this fund.
**
You may lose money by investing in this fund (or any other fund). Although this fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the fund’s sponsor would provide such support. The fund’s yield may be very low during periods of low interest rates, and its yield could be negative after the deduction of the Separate Account Charges.
We do not guarantee the investment performance of the Investment Divisions, which involve varying degrees of risk.

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Page
LEGAL PROCEEDINGS	60
FINANCIAL STATEMENTS	60
This prospectus is not considered an offering in any jurisdiction where the sale of this policy cannot lawfully be made. NYLIAC does not authorize any information or representations regarding the offering other than as described in this prospectus or in any attached supplement to this prospectus or in any supplemental sales material NYLIAC produces.
In certain jurisdictions, different provisions may apply to the policy. Please refer to the policy or ask your registered representative for details regarding your particular policy.
The Investment Divisions offered through the NYLIAC VUL policy and described in this prospectus are different and may have different investment performance from mutual funds that may have similar names, the same adviser, the same investment objective and policy and similar portfolio securities.
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HOW TO REACH US FOR POLICY SERVICES

You can send service requests to us at one of the Variable Products Service Center (VPSC) addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). In addition, as described below, you can reach us by phone on our toll-free number (1-800-598-2019) or contact us online at www.newyorklife.com or through the New York Life Insurance Company Mobile Application (“mobile application”) available for download on the Apple App Store and Google Play Store. We make online service at www.newyorklife.com or through the mobile application available at our discretion. In addition, availability of online service may be interrupted temporarily at times. We do not assume responsibility for any loss if service should become unavailable. All NYLIAC requirements must be met in order for us to deem your request in Good Order and process it. Please review all service request forms carefully and provide all required information as applicable to the transaction. If your request is not in Good Order, we will not be able to process your service request. We will make every reasonable attempt to notify you of this situation. It is important that you inform New York Life or NYLIAC of an address change so that you can receive important statements. We do not currently accept faxed or e-mailed service requests, however we reserve the right to accept them at our discretion.
E-mail inquiries that are non-transactional may be sent online at www.newyorklife.com or through the mobile application once they have passed all security protocols to identify the policyowner.
Telephone Service Requests
For telephonic requests, or if you wish to speak to a Customer Service Representative, you can reach us by phone on our toll-free number (1-800-598-2019).
Certain service requests may be made by telephone. We will use reasonable procedures to make sure that the instructions we receive by telephone are genuine. For jointly owned policies, requests must be exercised jointly. We are not responsible for any loss, cost, or expense or any actions we take based on instructions we receive by telephone that we believe are genuine. We will confirm all transactions in writing.
Financial requests received after 4:00 p.m. (Eastern Time) or on non-Business days will be processed as of the next Business Day.
Currently, subject to certain limitations, you can do the following by calling one of our customer service representatives:
●
obtain current policy values;
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transfer assets between Investment Divisions;
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request or modify partial withdrawals;
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request a loan or make a one-time loan payment;
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request a stop and reissue check on an outgoing payment;
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set up one-time EFT for incoming payments;
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change the allocation of future premium payments;
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establish a new or modify an existing automatic transfer arrangement;
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change your address, phone number or email address;
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review and update beneficiary information;
●
revoke an authorized Third-Party caller from a policy; and
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request a fax of policy-related documents.
If you experience any problems reaching us by telephone, you can access the online service or send service requests to us at one of the addresses listed on the front page of this prospectus.

Online Service at www.newyorklife.com and through the New York Life Insurance Company Mobile Application
Through www.newyorklife.com or the mobile application, you can get up-to-date information about your policy and request fund transfers and allocation changes. We may revoke online service for certain policyowners (see “CASH VALUE AND CASH SURRENDER VALUE--Limits on Transfers”).
In order to obtain policy information online at www.newyorklife.com or on the mobile application available in the App Store and Google Play Store, you are required to register for access. You will be required to register a unique User Name and Password to gain access. Through www.newyorklife.com or the mobile application, you can, among other things, access policy values, change your address, download service forms, upload documents and forms, view policy statements, and submit policy transactions.
We will use reasonable procedures to make sure that the instructions we receive through www.newyorklife.com or the mobile application are genuine. We are not responsible for any loss, cost, or expense for any actions we take based on instructions received online at www.newyorklife.com or through the mobile application that we believe are genuine. We will confirm all transactions in writing.
Policies that are jointly owned may not request transactions through www.newyorklife.com or the mobile application. Transfers and allocation changes received after 4:00 p.m. (Eastern Time) or on a non-Business Day, will be processed and priced as of the next Business Day.
We make online service at www.newyorklife.com or through the mobile application available at our discretion. We may revoke online service for certain policyowners. In addition, availability of online service may be interrupted temporarily at times. We do not assume responsibility for any loss if service should become unavailable. If you are experiencing problems, you can send service requests to us at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing).
Currently, online service at www.newyorklife.com and the mobile application is available Monday through Friday, from 6:00 a.m. to 4:00 a.m., Saturdays from 6:00 a.m. to 2:00 a.m., and Sundays from 7:00 a.m. to 1:00 a.m. (Eastern Time).
By logging in at www.newyorklife.com or through the mobile application, you can conduct a number of transactions. These include managing your investments and account details, uploading documents and forms, and downloading statements and other correspondence. You can see all of the transactions that are available to you by logging in at www.newyorklife.com or through the mobile application.
The online service www.newyorklife.com and the mobile application enables you to sign-up to receive future prospectuses and policyowner annual and semi-annual reports electronically for your Policy online at www.newyorklife.com or through the mobile application after login. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.
Third-Party Access to Your Account
You can authorize a third party, including a joint policyowner, to access your policy information and make transfers among Investment Divisions and/or the Fixed Account, allocation changes, and other permitted transactions on your behalf through a Customer Service Representative. You may also authorize your registered representative to make transfers among Investment Divisions and/or the Fixed Account by telephone. To do so, you must send the VPSC a Telephone Authorization Form in Good Order to one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized.
Risks Affecting our Administration of Your Policy
NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyber-attack/ransomware, or current or future outbreaks of infectious diseases, epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may
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materially impact our ability to administer the policy (and to keep policyowner information confidential). (See “Information Systems Failures and Cybersecurity Risks” for more information on information systems failures and cybersecurity risks and “Risks from Serious Infectious Disease Outbreaks” for more information on risks from serious infectious disease outbreaks.)
Potential for Low Crediting Rates
The rates we declare on the Fixed Account and the interest on the loaned value may be lower than what you would find acceptable.
Information Systems Failures and Cybersecurity Risks
NYLIAC’s ability to administer the policy (and to keep policyowner information confidential) is subject to certain cybersecurity and cyber-attack risks that are common to all insurers and financial service providers. We rely on technology, including digital communications and data storage networks and systems to conduct our variable product business activities. Because our business, including our variable product business, is highly dependent upon the effective operation of our computer systems (including the online service at www.newyorklife.com, through the mobile application, and other systems) and those of our service providers and business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures and cyber-attacks, including ransomware. These risks also apply to other insurance and financial services companies and businesses. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption, and unauthorized use, abuse and/or release of confidential customer (including policyowner and insured) information. We have established administrative and technical controls and cybersecurity plans, including a business continuity plan, to identify and protect our operations against system failures and cybersecurity breaches, including ransomware. Despite these controls and plans, systems failures and cyber-attacks affecting NYLIC, NYLIAC or any of their affiliates and other affiliated or unaffiliated third-party administrators, underlying funds, intermediaries and other service providers and business partners may have a material, negative impact on us and your policy Cash Value. For instance, systems failures and cyber-attacks may (i) interfere with our processing of policy transactions (including surrenders, withdrawals, loans, and transfers) and the processing of orders from online service requests at www.newyorklife.com or through the mobile application or with the underlying funds or cause other operational issues; (ii) impact our ability to calculate accumulation unit values and policy’s Cash Values; (iii) cause the release, loss and/or possible destruction of confidential customer or business information; and/or (iv) subject us and/or our service providers, business partners and intermediaries to regulatory fines, litigation, financial losses and/or cause us reputational damage. Systems failures and cybersecurity breaches may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose value. There can be no assurance that we, or the underlying funds or our service providers and business partners will be able to avoid these risks at all times or avoid losses affecting your policy due to information systems failures or cyber-attacks.
Risks from Serious Infectious Disease Outbreaks
Our ability to administer your policy is subject to certain risks - common to all insurers and financial service providers -- that could result from current or future outbreaks of infectious diseases, epidemics or pandemics (“serious infectious disease outbreaks”). Serious infectious diseases may spread rapidly. Serious infectious disease outbreaks - and general concerns about the course and effects of such outbreaks -- not only raise serious health concerns, but may significantly disrupt economic activity in the U.S. and globally. The effects of a serious infectious disease outbreak may be short-term or last for extended time periods.
Our business activity and operations, and/or the activities and operations of our service providers and business partners, could be adversely affected or interrupted by serious infectious disease outbreaks. In order to mitigate the possible effects of these types of events, NYLIAC has established business continuity and disaster recovery plans. These plans may, for example, require our employees to work and access our information technology, communications or other systems remotely. Notwithstanding these plans, a serious infectious disease outbreak and public health measures taken by government officials to combat an outbreak -- may have a material, adverse effect on us, our ability to administer your policy and your policy Cash Value. For example, a serious infectious disease outbreak or public health measures implemented to combat it may adversely affect our business and operations by
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(i) interfering with our processing of policy transactions (including surrenders, withdrawals, loans, and transfers) and the processing of orders from online service requests at www.newyorklife.com or through the mobile application or with the underlying funds or cause other operational issues; (ii) delaying or interrupting our receipt of pricing or other services provided by third parties, thereby affecting among other things our ability to calculate accumulation unit values and policy cash values or to administer policy transactions dependent on systems and services provided by third parties; (iii) preventing our workforce from being able to be physically present at one or more of our worksites or from traveling to alternative worksites needed to implement our business continuity and disaster recovery plans, thereby resulting in lengthy interruptions of service; or (iv) subjecting us and/or our service providers, business partners and intermediaries to regulatory fines, litigation, financial losses and/or cause us reputational damage. In addition, our operations require experienced professional staff. Loss of a substantial number of such persons or an inability to provide properly equipped places for them to work may disrupt our operations and adversely affect our business. Serious infectious disease outbreaks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy Cash Value to decrease in value. Serious infectious disease outbreaks may also affect market interest rates, which may affect the interest crediting rates we may declare on the Fixed Account under your policy (subject to the guaranteed minimum interest crediting rate). There can be no assurance that we, the underlying funds, the companies in which they invest, or our services providers and business partners will be able to avoid these risks at all times or avoid losses affecting your policy due to serious infectious disease outbreaks.
Registered Representative Actions
You may authorize us to accept electronic or telephone instructions from your registered representative or the registered service assistant assigned to your policy to make premium allocations, transfers among Allocation Alternatives, Automatic Asset Rebalancing (AAR) updates (if applicable) and changes to your investment objective and/or risk tolerance. You may also authorize us to accept telephone instructions from your registered representative to make Interest Sweep and Dollar Cost Averaging (DCA) updates. Only your registered representative can make these requests by telephone. Your AAR will be canceled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at the time to be consistent with your fund transfer and premium allocation changes.
To authorize a registered representative or registered service assistant assigned to your policy to make premium allocations and transfers, you must send a completed Trading and Partial Withdrawal Authorization Form in Good Order to the VPSC at one of the addresses noted on the first page of this Prospectus. We may revoke or deny Trading Authorization privileges for certain policyowners (See CASH VALUE AND CASH SURRENDER VALUE—Limits on Transfers). Trading Authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.
NYLIAC is not liable for any loss, cost or expense for acting on instructions which are believed to be genuine in accordance with our procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and actions, including limits on transfers.
We may choose to accept forms you have completed that your registered representative or your local General Office transmits to us electronically via our internal secured network. For information on how to initiate a transfer between Investment Divisions, or request a partial withdrawal, please refer to the sections titled “Transfers” or “Partial Withdrawals” in this prospectus. We do not currently accept faxed or e-mailed requests for transactions affecting your investments under the policy, but reserve the right to accept them at our discretion.
DEFINITION OF TERMS

1933 Act: The Securities Act of 1933, as amended.
1940 Act: The Investment Company Act of 1940, as amended.
AAR: Automatic Asset Rebalancing.
Accumulation Unit: An accounting unit used to calculate the values under the policy held in the Separate Account.
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Accumulation Value: The value of Accumulation Units in the Investment Divisions of the Separate Account. The Accumulation Value is equal to the sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Divisions.
Allocation Alternatives: The Allocation Alternatives available to policyowners. This currently consists of the available Investment Divisions and the Fixed Account.
Beneficiary: The person(s) or entity(ies) you name to receive insurance proceeds after the Insured dies.
Business Day: Any day on which the New York Stock Exchange (“NYSE”) is open for regular trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.
Cash Surrender Value: An amount payable to you upon surrender of the policy. This amount is equal to the Cash Value less any surrender charges, any deferred contract charges, and any Policy Debt. However, for purposes of determining whether the policy lapses, any deferred contract charge will not be considered during the deferral period.
Cash Value: The sum of the Accumulation Value and the value in the Fixed Account.
Eligible Portfolios (“Portfolios”): The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account. Portfolios described in this prospectus are different from portfolios available directly to the general public. Investment results will differ.
Fixed Account: The Allocation Alternative that credits interest at fixed rates which are declared periodically in advance in our sole discretion, and are subject to a minimum guarantee. This rate can change but will never be less than 4%. Amounts in the Fixed Account are part of NYLIAC’s general account, which is subject to the claims of its general creditors.
Flat Extra: An additional charge that may be assessed and added to the monthly cost of insurance charge to cover an additional risk on the Insured.
Fund: An open-end management investment company.
Good Order: A request or transaction is in Good Order if it complies with our administrative procedures, and the required information is complete and correct. This means the actual receipt by us of your request and any instructions related to the request in writing (or, if permitted, by telephone or electronic means), along with all forms, and any other information or documentation necessary to complete the transaction. We may, in our sole discretion, determine whether any particular request or transaction is in Good Order. We may reject or delay a request or transaction if the information needed is not in Good Order. If you have any questions, you should contact us or your registered representative before submitting a form or request.
Guideline Annual Premium: On the Policy Date, it is the annual premium for the benefits provided, based on guaranteed mortality and expense risk charges and an interest rate of 4%. It is the same as “guideline level premium,” as defined in Section 7702 of the IRC.
Investment Division: A division of the Separate Account. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.
IRC: Internal Revenue Code of 1986, as amended.
IRS: The Internal Revenue Service.
Issue Date: The day we approve and issue the policy.
Modified Endowment Contract (“MEC”): A modified endowment contract, which is a type of life insurance contract defined in Section 7702A of the Internal Revenue Code. For a description of MECs and the tax consequences of MEC status, please see “Basic Questions About Us and Our Policy—12. What is a modified endowment contract?”, “--13. Can the policy become a modified endowment contract?” and Federal Income Tax Considerations—Modified Endowment Contract Status” below.
Monthly Deduction Day: The date we deduct your monthly contract charge, cost of insurance charge, and any rider charges from your policy’s Cash Value. The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date. If a Monthly Deduction Day falls on a day that is not a Business Day, the Monthly Deduction Charges will be deducted on the following Business Day.
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Net Cash Value: The Cash Value, less any unpaid loans and accrued interest, and less the smaller of (a) any surrender charges that may apply at time of lapse or (b) the sum of any partial withdrawals, unpaid loans and accrued interest.
Net Premium: The balance of a premium payment after applicable sales expense, state premium tax, and federal tax charges have been deducted.
New York Life: New York Life Insurance Company.
Non-Qualified Policy: A variable universal life insurance policy that is not a Qualified Policy.
NYLIAC: New York Life Insurance and Annuity Corporation.
NYLIFE Distributors: NYLIFE Distributors, LLC.
Policy Data Page: Page 2 of the policy, which contains the policy specifications.
Policy Date: The date we use as the starting point for determining policy anniversaries, Policy Years, and Monthly Deduction Days. Your Policy Date will be the same as your Issue Date, unless you request otherwise. Generally, you cannot choose a Policy Date that is more than six months before your policy’s Issue Date. You can find your Policy Date on the Policy Data Page.
Policy Debt: The amount of the obligation from a policyowner to NYLIAC from outstanding loans. This amount includes any loan interest accrued to date.
Policy Proceeds: The benefit we will pay to your beneficiary when we receive proof that the insured died while the policy is in effect. It is equal to the Life Insurance Benefit, plus any additional benefits under any riders you have chosen, minus any outstanding loans (including any accrued loan interest).
Policy Year: The twelve-month period starting with the Policy Date, and each twelve-month period thereafter.
Portfolio(s): See “Eligible Portfolios”.
Primary Insured: The person who is insured under the base policy.
Qualified Plan: An employee benefit plan that is intended to qualify for special federal income tax treatment under Section 401(a) of the IRC.
Qualified Policy: A variable universal life insurance policy owned by a Qualified Plan.
Sales Standards: The criteria used to evaluate whether a recommended transaction, relating to your policy, complies with applicable standards of conduct.
SEC: The Securities and Exchange Commission.
Separate Account: NYLIAC Variable Universal Life Separate Account-I, a segregated asset account NYLIAC established to receive and invest Net Premiums that are allocated to the Investment Divisions. The Separate Account is divided into subaccounts that correspond to the Investment Divisions.
Separate Account Value: An amount equal to the Cash Value allocated to the Separate Account.
Surrender Charge Guideline Annual Premium: Same as Guideline Annual Premium, except that the calculation assumes 5% interest rate, Life Insurance Benefit Option 1, and assumes that there are no riders. It is used for purposes of calculating surrender charges.
VPSC: The Variable Products Service Center. You may contact the VPSC toll-free by calling 1-800-598-2019, or by sending correspondence to the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing.) See HOW TO REACH US FOR POLICY SERVICES for more information.
www.newyorklife.com: Through www.newyorklife.com, you can get up-to-date information about your policy. See HOW TO REACH US FOR POLICY SERVICES for more information.
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BASIC QUESTIONS AND ANSWERS ABOUT US AND OUR POLICY

1. What are NYLIAC and New York Life?
New York Life Insurance and Annuity Corporation (“NYLIAC”) is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident, and health insurance and annuities in the District of Columbia and all states. In addition to the policies described in this prospectus, NYLIAC offers other life insurance policies and annuities. This prospectus includes NYLIAC’s financial statements.
NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), a mutual life insurance company founded in New York in 1845. NYLIAC held assets of $204.8 billion at the end of 2024. New York Life has invested in NYLIAC, and may, in order to maintain capital and surplus in accordance with state requirements occasionally make additional contributions to NYLIAC.
2. What type of variable life insurance policy is described by this Prospectus?
In this prospectus, we describe a flexible premium variable universal life insurance policy. The policy provides for a death benefit, Cash Value, loan privileges, and flexible premiums. It is called “flexible” because you may select the timing and amount of premiums and adjust the death benefit by increasing or decreasing the face amount (subject to certain restrictions). It is called “variable” because the death benefit may, and the Cash Value will, go up or down depending on the performance of the Investment Division(s) to which Cash Value is allocated.
The policy is a legal contract between you and NYLIAC. The entire contract consists of the policy, the application, and any riders to the policy.
3. How is the policy available for issue?
The policy is no longer available for issue.
4. What is the Cash Value of the policy?
The Cash Value is determined by (1) the amount and timing of premiums, (2) the investment experience of the Investment Divisions you selected, (3) the interest credited to amounts in the Fixed Account, and (4) any partial withdrawals and charges imposed on the policy. You bear the investment risk of any depreciation in value of the assets underlying the Investment Divisions, but you also reap the benefit of any appreciation in their value.
5. How is the value of an Accumulation Unit determined?
We calculate an Accumulation Unit value each day that the New York Stock Exchange (“NYSE”) is open for regular trading. We do this at the close of the NYSE (currently 4:00 p.m. Eastern Time). We determine the value of an Accumulation Unit by multiplying the value of that unit on the prior day when the NYSE was open by the net investment factor. The net investment factor we use to calculate the value of an Accumulation Unit is equal to:
(a / b) – c
Where:	a = the sum of:
			(1)	the net asset value of a Portfolio share held in the Separate Account for that Investment Division determined at the end of the current day on which we calculate the Accumulation Unit value, plus
(2)
the per share amount of any dividends or capital gain distributions made by the Portfolio for shares held on the Separate Account for that Investment Division if the ex-dividend date occurs since the end of the immediately preceding day on which we calculate an Accumulation
Unit value for that Investment Division.

	b	=
the net asset value of a Portfolio share held in the Separate Account for that Investment Division determined as of the end of the immediately preceding day on which we calculated an Accumulation
Unit value for that Investment Division.

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c	=
a factor representing the mortality and expense risk charges and the administrative charges. This factor is deducted on a daily basis and is currently equal, on an annual basis, to 0.70% (0.60% for mortality and expense risk and 0.10% for administrative charges) of the daily net asset value of a
Portfolio share in the Separate Account for that Investment Division.

The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease.
6. What is a Net Premium and how is it applied?
When you give us a premium payment, we deduct the sales expense, state premium tax, and federal tax charges from your premium. We call the remainder the “Net Premium”. You may allocate this Net Premium among the Allocation Alternatives. The Allocation Alternatives currently consist of the available Investment Divisions and the Fixed Account. You can choose a maximum of 21 Allocation Alternatives, including the Fixed Account, for the allocation of Net Premium payments. The Investment Divisions are listed on the second and third pages of the prospectus.
7. What is the Fixed Account?
As an alternative to the Investment Divisions, you can allocate or transfer amounts to the Fixed Account. We will credit any amounts in the Fixed Account with a fixed interest rate, which we declare periodically in advance at our sole discretion. This rate will never be less than 4% per year. Interest accrues daily and is credited on each Monthly Deduction Day. All Net Premiums allocated or amounts transferred less amounts withdrawn, transferred from, or charged against the Fixed Account receive the interest rate in effect at that time. Different rates may apply to loaned and unloaned funds.
8. How long will the policy remain in force?
The policy does not automatically terminate if you do not pay the scheduled premiums. Payment of these premiums does not guarantee the policy will remain in force. The policy terminates only when the Net Cash Value is insufficient to pay the policy’s monthly deductions or when there is any outstanding Policy Debt that exceeds the Cash Value less surrender charges and deferred contract charge, and a late period expires without sufficient payment. In New York, policies issued on or after May 1, 1995 will terminate at the Insured’s age 100. Additional provisions apply to policies with a Guaranteed Minimum Death Benefit rider. See ADDITIONAL PROVISIONS OF THE POLICY—Additional Benefits Provided By Riders—Guaranteed Minimum Death Benefit Rider.
9. Is the amount of the death benefit guaranteed?
As long as the policy remains in force, the death benefit will be equal to the amount calculated under the applicable life insurance benefit option you selected, plus any death benefit payable on the Primary Insured under a rider, and less any Policy Debt. See DEATH BENEFIT UNDER THE POLICY. Additional provisions apply to policies with a Guaranteed Minimum Death Benefit rider. See ADDITIONAL PROVISIONS OF THE POLICY—Additional Benefits Provided By Riders—Guaranteed Minimum Death Benefit Rider.
10. Is the death benefit subject to income taxes?
The Beneficiary may generally exclude the death benefit paid under a policy from his/her gross income for federal income tax purposes. See FEDERAL INCOME TAX CONSIDERATIONS.
Tax law provisions relating to “employer-owned life insurance contracts” may impact whether and to what extent the Life Insurance Benefit may be received on a tax-free basis. You may be required to take certain actions before acquiring the Policy in order to ensure that such Benefit may be received on a tax-free basis. See the discussion under FEDERAL INCOME TAX CONSIDERATIONS—Life Insurance Status of Policy—IRC Section 101(j)—Impact on Employer-Owned Policies for more information.
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11. Does the policy have a Cash Surrender Value?
You can surrender the policy at any time and receive its Cash Surrender Value. We also allow partial withdrawals subject to certain restrictions. The Cash Surrender Value of a policy fluctuates with the investment performance of the Investment Divisions in which the policy has Accumulation Value and the amount held in the Fixed Account. It may increase or decrease daily.
If you choose to surrender your policy, you must provide written notification, in Good Order, to the VPSC at one of the addresses listed on the first page of this prospectus.
For federal income tax purposes, you are not usually taxed on increases in the Cash Surrender Value until you actually surrender the policy. You may, however, be taxed on all or a part of the amount distributed for certain partial withdrawals and policy loans. See CASH VALUE AND CASH SURRENDER VALUE—Cash Surrender Value, and FEDERAL INCOME TAX CONSIDERATIONS.
12. What is a modified endowment contract?
A modified endowment contract is a life insurance policy under which the cumulative premiums paid during the first seven Policy Years are greater than the cumulative premiums payable under a hypothetical policy providing for guaranteed benefits upon the payment of seven level annual premiums. Certain changes to the policy can subject it to retesting for a new seven-year period. If your policy is determined to be a modified endowment contract, any distributions during your lifetime, including collateral assignments, loans, and partial withdrawals are taxable if there is a gain in the policy. In addition, you may also incur a penalty tax if the distribution occurs when the taxpayer is not yet age 59½.
13. Can the policy become a modified endowment contract?
The policy can become a modified endowment contract. We currently test a policy at issue to determine whether it will be classified as a modified endowment contract. This at-issue test examines the policy for the first seven contract years. We base the test on the benefits applied for in the policy application and the initial premium requested, and on the assumption that there are no increases in premiums or changes in benefit structure during the period. We also have procedures to monitor whether a policy may become a modified endowment contract after issue. See FEDERAL INCOME TAX CONSIDERATIONS— Modified Endowment Contract Status.
14. What premiums are payable?
The Policy Data Page shows the amount and interval of any scheduled premiums. A scheduled premium (also known as a planned premium) does not have to be paid to keep the policy in force if there is enough Net Cash Value to cover the charges made on the Monthly Deduction Day. You may increase or decrease the amount of any scheduled premium subject to the limits we set. You may not, however, make a premium payment that would exceed the guideline premium limitations under Section 7702 of the IRC and jeopardize the policy’s qualification as “life insurance”. You may also change the frequency of premiums subject to our minimum premium rules. Scheduled premiums end on the policy anniversary on which the Insured is age 95. Premium payments must be made to one of the addresses listed on the first page of this prospectus.
Acceptance of initial and subsequent premium payments is subject to our Sales Standards.
15. What are unscheduled premiums?
While the Insured is living, you can pay unscheduled premiums (also known as unplanned premiums) at any time before the policy anniversary on which the Insured is age 95. Any unscheduled premiums must equal at least $50. You may not, however, make a premium payment that would exceed the guideline premium limitations under Section 7702 of the IRC and jeopardize the policy’s qualification as “life insurance”. Unscheduled premiums also include the proceeds of an exchange made in accordance with Section 1035 of the IRC. If an unscheduled premium would result in an increase in the death benefit greater than the increase in the Cash Value, we reserve the right to require proof of insurability before accepting that premium and applying it to the policy. We also reserve the right to limit the number and amount of any unscheduled premiums. In certain states, an unscheduled premium may be made
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once each Policy Year. Subsequent premium payments must be made to one of the addresses listed on the first page of this prospectus. For details see GENERAL PROVISIONS OF THE POLICY—Premiums.
16. When are premiums put into the Fixed Account or the Separate Account?
On the Business Day we receive a premium, we first deduct a sales expense charge not to exceed the amount shown on the Policy Data Page. We also deduct the state premium tax and federal tax charges. After the end of the Free Look period, we will apply the balance of the premium (the Net Premium) to the Separate Account and the Fixed Account, in accordance with your allocation election in effect at the time when the premium is received. We will do this before any other deductions that may be due are made. The allocation percentages must be in whole numbers. (Deductions are described in greater detail in Question 18, “Are there charges against the policy?”)
17. How are Net Premiums allocated among the Allocation Alternatives?
You can allocate Net Premiums to a maximum of 21 of the Allocation Alternatives, which include the available Investment Divisions plus the Fixed Account. You can also raise or lower the percentages of the Net Premium (which must be in whole number percentages) allocated to each Allocation Alternative at the time you make a premium payment. We will allocate Net Premiums in accordance with your instructions.
You can change the premium allocation any time you make a subsequent premium payment by submitting a revised premium allocation form to one of the addresses listed for payment of subsequent premiums on the first page of this prospectus. Your revised premium allocation selections will be effective as of the Business Day the revised premium allocation is received by VPSC at one of the addresses listed on the first page of the prospectus. Premium allocation selections received after market close will be effective the next business day.
18. Are there charges against the policy?
We deduct three charges from each premium, whether scheduled or unscheduled. A sales expense charge not to exceed 5% is used to partially cover sales expenses. We also deduct 2% and 1.25% for state premium tax and federal tax charges, respectively. We allocate each premium, net of these charges, to the Fixed Account or the Investment Divisions. Each becomes a part of the Cash Value. See CHARGES UNDER THE POLICY—Deductions from Premium Payments.
On each Monthly Deduction Day, we make the following deductions from the policy’s Cash Value:
(a)
A monthly contract charge not to exceed, on an annual basis, the amount shown on the Policy Data Page (In the first Policy Year, the excess of the monthly charge over the amount of the monthly charge applicable in renewal years is deferred to the earlier of the first policy anniversary or surrender of the policy. However, if the policy is surrendered in the first Policy Year, the full amount deferred is deducted.);
(b)
The monthly cost of insurance; and
(c)
The monthly cost for any riders attached to the policy.
We may also make a deduction for any temporary Flat Extras as set forth on the Policy Data Page. A temporary Flat Extra is a charge per $1,000 of the net amount at risk made against the Cash Value for the amount of time specified on the Policy Data Page. It is designed to cover the risk of substandard mortality experience which is not permanent in nature due to an insured’s circumstances including, but not limited to, his or her medical condition, occupation, motor vehicle or aviation record.
The Monthly Deduction Day is shown on the Policy Data Page. The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date. Subsequent Monthly Deduction Days will be on each monthly anniversary of the Policy Date.
Some deductions are made on a daily basis against the assets of the Investment Divisions. We assess daily charges, calculated at an annual rate of 0.60% and 0.10% of the value of the assets of each Investment Division, for mortality and expense risks and administrative charges, respectively. We may change the mortality and expense risk charge at our option subject to a maximum charge of 0.90%. Similarly, we may calculate tax assessments daily. Currently, we are not making any charges for income taxes, but we may make charges in the future against the Investment Divisions for federal income taxes attributable to them.
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In addition, the value of the shares of each Portfolio reflects advisory fees, administration fees, and other expenses deducted from the assets of each Portfolio. Upon a surrender or requested decrease in the policy’s face amount, including decreases caused by a change in the life insurance benefit option, we may assess a surrender charge. A partial withdrawal or a change in the life insurance benefit option may result in a decrease in face amount. We may deduct a surrender charge from the Cash Value at the time of surrender or decrease.
Partial withdrawals of Cash Value are also subject to a charge not to exceed the lesser of $25 or 2% of the amount withdrawn. See CHARGES UNDER THE POLICY and FEDERAL INCOME TAX CONSIDERATIONS.
19. What is the loan privilege?
Using the policy as sole security, you can borrow any amount up to the loan value of the policy. The loan value on any given date is equal to (i) 90% of the Cash Value, less applicable surrender charges and less any deferred contract charges, less (ii) any Policy Debt.
20. Do I have a right to cancel?
You have the right to cancel the policy at any time during the Free Look period and receive a refund. The Free Look period begins on the date you receive the policy. It ends 20 days later (or as otherwise required by state law). To receive a refund you must return the policy to VPSC and/or provide a written request for cancellation in Good Order at one of the addresses listed on the first page of this prospectus (or to any other address we indicate to you in writing), or to the registered representative from whom you purchased the policy. You may cancel increases in the Face Amount of your policy under the same time limits.
21. Can the policy be exchanged, or can all amounts be allocated to the Fixed Account?
You have the right during the first two Policy Years to either (1) exchange the policy for a permanent fixed benefit policy we offer for this purpose, or (2) transfer all of the policy’s Cash Value to the Fixed Account. Similar rights are available during the first two years after an increase in the policy’s face amount. Policies issued in Colorado, Massachusetts, and New York have special rights when NYLIAC changes the objective of an Investment Division. See your policy for additional details, as well as EXCHANGE PRIVILEGE, and OUR RIGHTS.
22. How is a person’s age calculated?
When we refer to a person’s age on any date, we mean his or her age on the nearest birthday. However, the cost of insurance charges will be based on the Insured’s age on the birthday nearest to the prior policy anniversary.
CHARGES UNDER THE POLICY

We deduct certain charges to compensate us for providing the insurance benefits under the policy, for any riders, for administering the policy, for assuming certain risks, and for incurring certain expenses in distributing the policy.
Deductions from Premium Payments
When we receive a premium, whether scheduled or unscheduled, we will deduct a sales expense charge, a state premium tax charge and, for Non-Qualified Policies, a federal tax charge. The Net Premium will be applied to the Separate Account Value and Fixed Account in accordance with your allocation election in effect at that time and before any other deductions which may be due are made.
Sales Expense Charge
We will deduct a sales expense charge not to exceed 5% of any premium and in addition to the surrender charge (for a discussion of the surrender charge, see CHARGES UNDER THE POLICY—Surrender Charges). The sales expense charge is currently eliminated after the tenth Policy Year. We reserve the right to impose this charge after Policy Year 10. The amount of the sales expense charge in a Policy Year is not necessarily related to our actual sales expenses for that particular year. To the extent that sales expenses are not covered by the sales expense charge and the surrender charge, they will be recovered from NYLIAC’s surplus, including any amounts derived from the mortality
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and expense risk charge or the cost of insurance charge. For a discussion of the commissions paid under the policy, see DISTRIBUTION AND COMPENSATION ARRANGEMENTS.
State Premium Tax Charge
Some jurisdictions impose a tax on the premiums insurance companies receive from their policyowners, currently ranging from 0% to 3.5% of premium payments. The premium tax may be higher in certain U.S. territories. We currently deduct a charge of 2% of all premiums we receive to cover these state premium taxes. This charge may not reflect the actual premium tax charged in your state. We may increase the amount we deduct as a state premium tax charge to reflect changes in applicable law. Our right to increase this charge is limited in some jurisdictions by law.
Federal Tax Charge
NYLIAC’s federal tax obligations will increase based upon premiums received under the policies. We currently deduct 1.25% of each premium to cover this federal tax charge. We reserve the right to increase this charge consistent with changes in applicable law and subject to any required approval of the Securities and Exchange Commission.
Deductions from Cash Value
On each Monthly Deduction Day, we deduct a monthly contract charge, a cost of insurance charge, and a rider charge for the cost of any additional riders from the Policy’s Cash Value. The first Monthly Deduction Day will be the monthly anniversary of your Policy Date on or following the Issue Date. If the Policy Date is prior to the Issue Date, the deductions made on the first Monthly Deduction Day will cover the period from the Policy Date until the first Monthly Deduction Day. We deduct these charges from the Accumulation Value and the value in the Fixed Account in proportion to the non-loaned Cash Value in the Separate Account and the Fixed Account.
Expense Allocation Option
With the Expense Allocation feature, you have the choice of how to allocate deductions from your Cash Value. These include monthly cost of insurance, monthly cost of any riders on the policy, and the monthly contract charge. You can instruct NYLIAC, at the time of the application, and at any time thereafter, to have the expenses deducted from the NYLI VP U.S. Government Money Market Investment Division, the unloaned portion of the Fixed Account, or a combination of both.
If the values in the NYLI VP U.S. Government Money Market Investment Division and/or the unloaned portion of the Fixed Account are insufficient to pay these charges, we will deduct as much of the charges as possible. The remainder of the charges will be deducted proportionately from each of the Investment Divisions. If you do not instruct us how you would like the expenses allocated, these charges will be deducted proportionately from each of the Investment Divisions including any unloaned amount in the Fixed Account.
Monthly Contract Charge
In the first Policy Year, there is a charge currently equal to $312 on an annual basis to compensate us for costs incurred in providing certain administrative services including collecting premium, recordkeeping, processing claims, and communicating with policyowners. In subsequent Policy Years, the charge currently is equal to $84 on an annual basis. These charges are not designed to produce a profit. These charges may increase or decrease, but they will never exceed $324 on an annual basis in the first Policy Year and $96 in each subsequent Policy Year. These charges are deducted on each Monthly Deduction Day. In the first Policy Year, we will defer the deduction of the excess of the annual charge over the amount of the annual charge applicable in renewal years (currently $228) until the earlier of (1) the first policy anniversary or (2) the date you surrender the policy.
Charge for Cost of Insurance Protection
On each Monthly Deduction Day, we will deduct a charge for cost of insurance protection from the Cash Value of your policy. This charge covers the cost of providing life insurance benefits to you.
The cost of insurance charge is calculated by adding any applicable Flat Extra (which might apply to certain Insureds based on our underwriting) to the monthly cost of insurance rate that applies to the Primary Insured at that
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time and multiplying the result by the Net Amount at Risk on the Monthly Deduction Day. The Net Amount at Risk is based on the difference between the current life insurance benefit of your policy divided by 1.00327 and the policy’s Cash Value. We calculate the cost of insurance separately for the initial face amount and for any increase in face amount. If you request and we approve an increase in your policy’s face amount, then a different rate class (and therefore cost of insurance charge) may apply to the increase, based on the Primary Insured’s age and circumstances at the time of the increase.
We determine the initial rate of the monthly cost of insurance we apply to your policy based upon underwriting. This determination is based upon various factors including, but not limited to, the Insured’s issue age, gender, underwriting class, and Policy Year. We may change these rates from time to time based on changes in future expectations of various factors including, but not limited to, mortality, investment income, expenses, and persistency. The current rates, however, will never be more than the guaranteed maximum rates shown on the Policy Data Page. If the Primary Insured is in a standard or better underwriting class, we base the guaranteed rates on the 1980 Commissioner’s Standard Ordinary Tables.
We base the guaranteed rates for policies that insure Primary Insureds in substandard underwriting classes on higher rates than for standard or better underwriting classes. Your cost of insurance charge may vary from month to month depending on changes in cost of insurance rates and the Net Amount at Risk. We expect to profit from this charge. Profits derived from this charge can be used for any corporate purpose.
Guaranteed Minimum Death Benefit Rider Charge
If you elect this optional benefit, we will charge you an amount equal to $0.01 per $1,000 multiplied by the sum of your policy’s face amount and the face or benefit amount of any riders. In addition to that charge, a premium commitment is required to maintain this benefit; that premium amount is shown on the Policy Data Page.
Other Rider Charges
A monthly charge will be deducted if any of the following rider are in effect: the Accidental Death Benefit Rider, the Children’s Insurance Rider, the Guaranteed Insurability Rider, the Guaranteed Minimum Death Benefit Rider, the Monthly Deduction Waiver Rider, and the Term Insurance on Other Covered Insured Rider.
The current periodic charges for the Accidental Death Benefit Rider, the Children’s Insurance Rider, the Guaranteed Insurability Rider, Guaranteed Minimum Death Benefit Rider, the Monthly Deduction Waiver Rider, and the Term Insurance on Other Covered Insured Rider will vary based on the characteristics of the insured.
In addition, a one-time charge of $150 will apply if you exercise the Living Benefits Rider. The fees and charges for the riders specified above will never be greater than the maximum charges specified in the Table of Fees and Expenses. See ADDITIONAL PROVISIONS OF THE POLICY—Additional Benefits Provided by Riders for more information.
Separate Account Charges
Mortality and Expense Risk Charge
We deduct on a daily basis a mortality and expense risk charge from each Investment Division to cover our mortality and expense risk. The mortality risk we assume is that the group of lives insured under our policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering policies may be more than we estimated. If these charges are insufficient to cover assumed risks, the loss will be deducted from NYLIAC’s surplus. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies.
Current Mortality and Expense Risk Charge—We currently deduct on a daily basis a mortality and expense risk charge that is equal to an annual rate of 0.60% of the average daily net asset value of each Investment Division.
Guaranteed Mortality and Expense Risk Charge—While we may change the mortality and expense risk charge we deduct, we guarantee that this charge will never be more than an annual rate of 0.90% of the average daily net asset value of each Investment Division.
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Administrative Charge
We charge the Investment Divisions a daily charge for providing policy administrative services equal to an annual rate of 0.10% of the average daily net asset value of the Separate Account Value. This charge is not designed to produce a profit and is guaranteed not to increase.
Other Charges for Federal Income Taxes
We do not currently make any charge against the Investment Divisions for federal income taxes attributable to them. However, we reserve the right to make such a charge to provide for the future federal income tax liability of the Investment Divisions. For more information on charges for federal income taxes, see FEDERAL INCOME TAX CONSIDERATIONS.
Fund Charges
Each Investment Division of the Separate Account purchases shares of the corresponding Eligible Portfolio at the Accumulation Unit value. The Accumulation Unit value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio by the relevant Fund. The advisory fees and other expenses are not fixed or specified under the terms of the policy, and may vary from year to year. These fees and expenses are described in the Funds’ prospectuses.
Certain Eligible Portfolios may also impose liquidity or redemption fees on withdrawals (including transfers) pursuant to SEC Rules including Rules 2a-7 or 22c-2 under the 1940 Act. In such cases, we would administer the Fund fees and deduct them from your Cash Value or transaction proceeds.
The table below shows the minimum and maximum total operating expenses deducted from Eligible Portfolio assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2024. Portfolio expenses may change from year to year, and hence may be higher or lower in the future. You may pay these expenses periodically during the time that your Cash Value is invested in the Investment Divisions of the Separate Account. More information concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
Funds’ Annual Operating Expenses (expenses that are deducted from Fund assets)[1]	Minimum	Maximum
Total Annual Fund Companies’ Operating Expenses[2]	0.13%	1.34%
(1)
Expressed as a percentage of average net assets for the fiscal year ended December 31, 2024. This information is provided by the Funds and their agents. The information is based on 2024 expenses.
(2)
Expenses that are deducted from Fund Company assets, including management fees, distribution (12b-1) fees, service fees, and other expenses.
Surrender Charges
During the first 15 Policy Years, we will deduct a surrender charge from the Cash Value of your policy on a complete surrender or decrease in face amount, including decreases caused by a change in the life insurance benefit option or partial withdrawals on policies with Life Insurance Benefit Option 1. This Surrender Charge is in addition to the sales expense charge. See CHARGES UNDER THE POLICY—Sales Expense Charge.
The maximum surrender charge is equal to the applicable percentage shown in the table below multiplied by 50% of the Surrender Charge Guideline Annual Premium. The maximum surrender charge for your policy is shown on the Policy Data Page. The maximum surrender charge will never exceed the amount of premiums paid.
The surrender charge in the first Policy Year is equal to:
(A) 25% of premiums paid to date up to the Surrender Charge Guideline Annual Premium for the first year; plus
(B) 5% of premiums paid in that year that are in excess of the Surrender Charge Guideline Annual Premium for the first year, but not in excess of the sum of the Surrender Charge Guideline Annual Premium through the sixth Policy Year.
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The surrender charge in and after the second Policy Year is equal to the applicable percentage shown in the table below multiplied by the base surrender charge. The base surrender charge is equal to:
(A) 25% of the lesser of (i) the premiums paid to date or (ii) the Surrender Charge Guideline Annual Premium for the first Policy Year; plus
(B) 5% of the lesser of (i) premiums paid in excess of the Surrender Charge Guideline Annual Premium for the first Policy Year or (ii) the sum of the Surrender Charge Guideline Annual Premiums for the first six Policy Years minus the Surrender Charge Guideline Annual Premium for the first Policy Year.
Year	Percentage Applied
2-6	100%
7	90%
8	80%
9	70%
10	60%
11	50%
12	40%
13	30%
14	20%
15	10%
16+	0%
During the first two Policy Years, the surrender charge is further limited to the sum of:
(A) 30% of all premiums paid during the first two Policy Years up to one Surrender Charge Guideline Annual Premium; plus
(B) 10% of all premiums in the first two Policy Years in excess of one Surrender Charge Guideline Annual Premium, but not more than two Surrender Charge Guideline Annual Premiums; plus
(C) 9% of all premium payments in the first two Policy Years in excess of two Surrender Charge Guideline Annual Premiums; less
(D) any sales expense charges deducted from such premiums; less
(E) any surrender charge previously deducted.
Surrender charges and surrender charge periods are calculated separately for the initial face amount and for each increase in the face amount, except ones caused by a change in the life insurance benefit option. Premium payments after an increase will be allocated between the initial face amount and the increase based on the relative Surrender Charge Guideline Annual Premiums. A decrease in face amount will result in the imposition of a surrender charge equal to the difference between the surrender charge that would have been payable on a complete surrender prior to the decrease and the surrender charge that would be payable on a complete surrender after the decrease.
For example, assume a policy with a $100,000 face amount is to be decreased to a $50,000 face amount. If a complete surrender of the policy prior to the decrease would result in a surrender charge of $1,250, and a complete surrender of the $50,000 remaining face amount after the decrease would result in a surrender charge of $750, the surrender charge imposed in connection with the decrease will be $500 ($1,250-$750). Where, because of increases in face amount, there are multiple schedules of surrender charges, the charge applied will be based first on the surrender charge associated with the last increase in face amount, then on each prior increase, in the reverse order in which the increases occurred, and then to the initial face amount.
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The percentages specified above and/or the Policy Year that the surrender charge is reduced may vary for individuals having a life expectancy of less than 20 years either at the time the policy is issued or the face amount is increased.
Surrender charges may be significant upon early surrender. You should not purchase this policy unless you intend to hold the policy for an extended period of time.
Exceptions to Surrender Charge
There are a number of exceptions to the imposition of a surrender charge, including but not limited to, cancellation of a policy by us, the payment of proceeds upon the death of the Insured, or a required IRC minimum distribution for the policy.
Other Charges
Partial Withdrawal Charge
If you make a partial withdrawal, we will charge a processing fee not to exceed the lesser of $25 or 2% of the amount withdrawn. If the partial withdrawal results in a decrease to your policy’s face amount, we will deduct a surrender charge.
Transfer Charge
We may impose a charge up to $30 per transfer for each transfer in excess of 12 transfers within a Policy Year. See CASH VALUE AND CASH SURRENDER VALUE—Transfers.
Loan Charges
We currently charge an effective annual loan interest rate of 6% for all policies on and after May 19, 2000 and for all new and existing loans on their policy anniversaries following May 19, 2000, which is payable in arrears. We may increase or decrease this rate but we guarantee that the rate will never exceed 8% in any Policy Year. When you request a loan, a transfer of funds will be made from the Separate Account to the Fixed Account so that the Cash Value in the Fixed Account is at least 106% of the requested loan plus any outstanding loans. This percentage will change in accordance with changes in the loan interest rate, but will never exceed 108%.
When you take a loan against your policy, the loaned amount we hold in the Fixed Account may earn interest at a different rate from the rate we charge you for loan interest. Currently, the amount in the Fixed Account, which is collateral for an outstanding loan, is credited with interest at a rate that is 1% less than the effective annual loan interest rate during the first 10 Policy Years and 0.5% less than the effective rate in subsequent Policy Years. We guarantee that the rate we credit on loaned amounts will never be lower than the rate we charge for policy loans less 2% (for example, if the rate we charge for a policy loan is 6%, then the rate we credit on loaned amounts will never be lower than 4%). We guarantee that the interest rate we credit on loaned amounts will always be at least 4%. See POLICY LOANS for more information.
How the Policy Works
The example assumes 6% hypothetical net investment performance (after the deduction of current Mortality and Expense Risk Charge and Administrative Charge and hypothetical Fund Charges) and current insurance charges in the first Policy Year. It assumes a Male Insured, Preferred Class, issue age 35, a Scheduled Annual Premium of $3,000, an initial face amount of $250,000, and a selection of life insurance benefit option 1 by the policyowner. There is no guarantee that the current charges illustrated below will not change or that the hypothetical net investment performance will be realized.
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Scheduled Annual Premium		$3,000.00
less:	Sales expense charge (5%)	150.00
	State premium tax charge (2%)	60.00
	Federal tax charge (1.25%)	37.50
equals:	Net premium	$2,752.50
plus:	Net investment performance (varies daily)	150.06
less:	Monthly contract charges ($7 per month currently)	84.00
less:	Charges for cost of insurance (varies monthly)	384.66
equals:	Cash Value	$2,433.90
less:	Surrender charge (25% of premium up to Surrender Charge Guideline
	Annual Premium plus 5% of excess premiums paid)	750.00
less:	Balance of first year monthly contract charge(1)	228.00
equals:	Cash Surrender Value (at end of year 1)	$1,455.90
(1)
In the first Policy Year, the excess of the annual charge over the annual charge applicable in renewal years is advanced to your Accumulation Value, and deduction is deferred to the earlier of the first policy anniversary or surrender of the policy.
THE SEPARATE ACCOUNT

NYLIAC Variable Universal Life Separate Account-I is a segregated asset account NYLIAC established to receive and invest your Net Premiums.
NYLIAC established the Separate Account on June 4, 1993 under the laws of Delaware, in accordance with the resolutions set forth by NYLIAC's Board of Directors. The Separate Account is registered as a unit investment trust with the SEC under the 1940 Act. This registration does not mean that the SEC supervises the management or the investment practices or policies of the Separate Account.
Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from the other assets of NYLIAC, and under applicable insurance law, cannot be charged for liabilities incurred in any other business operations of NYLIAC (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). These assets are not subject to the claims of our general creditors. The income, capital gains, and capital losses incurred on the assets of the Separate Account are credited to or are charged against the assets of the Separate Account, without regard to the income, capital gains, or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of both the investment performance of the Fixed Account and the performance of any other Separate Account. The obligations under the policies are obligations of NYLIAC.
The Separate Account currently includes the Investment Divisions available under this policy. After the end of the Free Look period, Net Premium payments allocated to the Investment Divisions are invested exclusively in the corresponding Eligible Portfolios of the Funds.
FUNDS AND ELIGIBLE PORTFOLIOS

The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same. The Fund’s prospectus should be read carefully before any decision is made concerning the allocation of Net Premium payments to an Investment Division corresponding to a particular Eligible Portfolio.
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We offer no assurance that any of the Eligible Portfolios will attain their respective stated investment objectives.
The Funds’ shares may be available to certain other separate accounts we use to fund our variable annuity contracts offered by NYLIAC. This is called “mixed funding.” The Funds’ shares may also be available to separate accounts of insurance companies that are not affiliated with NYLIAC and, in certain instances, to qualified plans. This is called “shared funding.” Although we do not anticipate that any difficulties will result from mixed and shared funding, it is possible that differences in tax treatment and other considerations may cause the interests of owners of various contracts participating in the Funds to be in conflict. The Board of Directors/Trustees of each Fund, the Funds’ investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. In the event of a material conflict, we could be required to withdraw from an Eligible Portfolio. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.
The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC—New York Life Investment Management LLC—manages the New York Life Investments VP Funds Trust and that was a factor in its selection.
We receive payments or compensation from the Funds or their investments advisors, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services we provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from “Rule 12b-1” fees deducted from Fund assets. These payments are also a factor in our selection of Funds and Eligible Portfolios. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing and administering the Policies, and in its role as an intermediary of the funds. Policyowners, through their indirect investment in the Funds, bear the costs of these fees. NYLIAC’s parent company, New York Life Insurance Company, may also receive fixed dollar payments for marketing and education support services and for the participation of investment advisers and sub-advisers in training and educational meetings, which includes the opportunity to discuss and promote their Funds.
The Portfolios of each Fund, along with their advisors and investment objectives, are listed in the following table. For more information about each of these Portfolios, please read the Fund prospectuses. You should also read a Fund’s prospectus carefully before making any decision about allocating premium payments or a portion of the policy’s Cash Value to an Investment Division corresponding to a particular portfolio. Please contact us at 1-800-598-2019, or contact your registered representative, if you do not have the accompanying book of underlying Fund prospectuses.
Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
New York Life Investments VP Funds Trust: NYLI VP American Century Sustainable Equity—Initial Class	New York Life Investment Management LLC (“New York Life Investments”) Subadvisers: American Century Investment Management, Inc.	•Seeks long-term capital growth. Income is a secondary objective.
NYLI VP Balanced—Initial Class	New York Life Investments Subadvisers: NYL Investors LLC(“NYLI”)* and Wellington Management LLP (“Wellington”)	•Seeks total return.
NYLI VP Bond—Initial Class	New York Life Investments Subadviser: NYLI	•Seeks total return.
NYLI VP Candriam Emerging Markets Equity—Initial Class*	New York Life Investments Subadviser: Candriam	•Seeks long-term capital appreciation.
NYLI VP CBRE Global Infrastructure—Initial Class	New York Life Investments Subadviser: CBRE Investment Management Listed Real Assets LLC	•Seeks total return.
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Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
NYLI VP Conservative Allocation—Initial Class	New York Life Investments	•Seeks current income and, secondarily, long-term growth of capital.
NYLI VP Dimensional U.S. Equity (formerly MainStay VP Wellington U.S. Equity)-Initial Class	New York Life Investments Subadviser: Dimensional Fund Advisors LP	•Seeks long-term growth of capital.
NYLI VP Epoch U.S. Equity Yield—Initial Class	New York Life Investments Subadviser: Epoch Investment Partners, Inc. ("Epoch")	•Seeks current income and capital appreciation.
NYLI VP Equity Allocation—Initial Class	New York Life Investments	•Seeks long-term growth of capital.
NYLI VP Fidelity Institutional AM® Utilities—Initial Class	New York Life Investments Subadviser: FIAM LLC	•Seeks total return.
NYLI VP Floating Rate—Initial Class	New York Life Investments Subadviser: NYLI	•Seeks high current income.
NYLI VP Growth Allocation—Initial Class	New York Life Investments	•Seeks long-term growth of capital, and secondarily, current income.
NYLI VP Hedge Multi-Strategy—Initial Class	New York Life Investments	•Seeks investment returns that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the NYLI Hedge Multi-Strategy Index.
NYLI VP Income Builder—Initial Class	New York Life Investments Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	•Seeks current income consistent with reasonable opportunity for future growth of capital and income.
NYLI VP Janus Henderson Balanced—Initial Class	New York Life Investments Subadviser: Janus Henderson Investors US LLC (“Janus”)	•Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
NYLI VP MacKay Convertible—Initial Class	New York Life Investments Subadviser: MacKay	•Seeks capital appreciation together with current income.
NYLI VP MacKay High Yield Corporate Bond—Initial Class	New York Life Investments Subadviser: MacKay	•Seeks maximum current income through investment in a diversified portfolio of high-yield debt securities. Capital appreciation is a secondary objective.
NYLI VP MacKay Strategic Bond—Initial Class	New York Life Investments Subadviser: MacKay	•Seeks total return by investing primarily in domestic and foreign debt securities.
NYLI VP MacKay U.S. Infrastructure Bond—Initial Class	New York Life Investments Subadviser: MacKay	•Seeks current income.
NYLI VP MFS® Investors Trust—Initial Class	New York Life Investments Subadviser: Massachusetts Financial Services Company (“MFS”)	•Seeks capital appreciation.
NYLI VP MFS® Research—Initial Class	New York Life Investments Subadviser: MFS	•Seeks capital appreciation.
NYLI VP Moderate Allocation—Initial Class	New York Life Investments	•Seeks long-term growth of capital, and secondarily, current income.
NYLI VP Natural Resources—Initial Class	New York Life Investments Subadviser: Newton Investment Management North America, LLC (“NIMNA”)	•Seeks long-term capital appreciation.
NYLI VP Newton Technology Growth—Initial Class	New York Life Investments Subadviser: NIMNA	•Seeks capital appreciation.
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Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
NYLI VP PIMCO Real Return—Initial Class	New York Life Investments Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	•Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
NYLI VP PineStone International Equity—Initial Class	New York Life Investments Subadviser: PineStone Asset Management Inc.	•Seeks capital appreciation.
NYLI VP S&P 500 Index—Initial Class	New York Life Investments	•Seeks investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate as represented by the S&P 500® Index.
NYLI VP Schroders Mid Cap Opportunities (formerly MainStay VP Wellington Mid Cap)—Initial Class	New York Life Investments Subadviser: Schroder Investment Management North America Inc. (“Schroders”)	•Seeks long-term growth of capital.
NYLI VP Small Cap Growth—Initial Class	New York Life Investments Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	•Seeks long-term capital appreciation.
NYLI VP U.S. Government Money Market—Initial Class	New York Life Investments Subadviser: NYLI	•Seeks a high level of current income while preserving capital and maintaining liquidity.
NYLI VP Wellington Growth—Initial Class*	New York Life Investments Subadviser: Wellington	•Seeks long-term growth of capital.
NYLI VP Wellington Small Cap—Initial Class	New York Life Investments Subadviser: Wellington	•Seeks long-term growth of capital.
NYLI VP Winslow Large Cap Growth—Initial Class	New York Life Investments Subadviser: Winslow Capital Management, Inc.	•Seeks long-term growth of capital.
AB Variable Products Series Fund, Inc.: AB VPS Discovery Value Portfolio—Class A	AllianceBernstein L.P. (“AB”)	•Seeks long-term growth of capital.
AB VPS Relative Value Portfolio—Class A	AB	•Seeks long-term growth of capital.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):Invesco V.I. EQV International Equity Fund—Series I Shares	Invesco Advisers, Inc.(“Invesco”)	•Seeks long-term growth of capital.
Invesco V.I. Main Street Small Cap Fund®—Series I Shares	Invesco	•Seeks capital appreciation.
American Funds Insurance Series®: American Funds IS Asset Allocation Fund—Class 2	Capital Research and Management CompanySM (“CRMC”)	•Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds IS The Bond Fund of America®—Class 2	CRMC	•Seeks to provide as high a level of current income consistent with preservation of capital.
American Funds IS Capital World Bond Fund®—Class 2	CRMC
•Seeks to provide you, over the long-term,
with a high level of total return consistent
with prudent investment management.
Total return comprises the income
generated by the fund and the changes in
the market value of the fund’s
investments.

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Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
American Funds IS Global Small Capitalization Fund—Class 2	CRMC	•Seeks long-term growth of capital.
American Funds IS Growth Fund—Class 2	CRMC	•Seeks to provide growth of capital.
American Funds IS New World Fund®—Class 2	CRMC	•Seeks long-term capital appreciation.
American Funds IS U.S. Government Securities Fund®—Class 2	CRMC	•Seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.
American Funds IS Washington Mutual Investors Fund—Class 2	CRMC	•Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
BlackRock® Variable Series Funds, Inc.: BlackRock® Global Allocation V.I. Fund—Class I	BlackRock Advisors, LLC (“BlackRock”) Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	•Seeks high total investment return.
BlackRock® Variable Series Funds II, Inc.: BlackRock® High Yield V.I. Fund—Class I	BlackRock Advisors, LLC Subadviser: BlackRock International Limited	•Seeks to maximize total return, consistent with income generation and prudent investment management.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	BNY Mellon Investment Adviser, Inc. Subadviser: Newton Investment Management Limited	•Seeks long-term capital appreciation.
Columbia Funds Variable Series Trust II: Columbia Variable Portfolio—Commodity Strategy Fund—Class 1*	Columbia Management Investment Advisers, LLC (“Columbia”) Subadviser: Threadneedle International Limited	•Seeks to provide shareholders with total return.
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	Columbia	•Seeks to provide shareholders with high total return through current income and secondarily, through capital appreciation.
Columbia Variable Portfolio—Intermediate Bond Fund—Class 1	Columbia	•Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Delaware VIP® Trust: Macquarie VIP Emerging Markets Series—Standard Class	Delaware Management Company, a series of Macquarie Investment Management Business Trust (“DMC”) Subadviser: Macquarie Investment Management Global Limited (“MIMGL”)	•Seeks long-term capital appreciation.
Macquarie VIP Small Cap Value Series—Standard Class	DMC Subadviser: MIMGL	•Seeks capital appreciation.
Deutsche DWS Investments VIT Funds: DWS Small Cap Index VIP—Class A	DWS Investment Management Americas Inc. (“DIMA”) Subadviser: Northern Trust Investments, Inc.	•Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Deutsche DWS Variable Series II: DWS Alternative Asset Allocation VIP—Class A	DIMA Subadviser: RREEF America LLC	•Seeks capital appreciation.
DWS Small Mid Cap Value VIP—Class A	DIMA	•Seeks long-term capital appreciation.
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Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
Fidelity® Variable Insurance Products Funds: Fidelity® VIP Bond Index Portfolio—Initial Class	Fidelity Management & Research Company (“FMR”) Subadvisers: Other investment advisers	•Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.
Fidelity® VIP ContrafundSM Portfolio—Initial Class	FMR Subadvisers: Other investment advisers	•Seeks long-term capital appreciation
Fidelity® VIP Emerging Markets Portfolio—Initial Class	FMR Subadvisers: Other investment advisers	•Seeks capital appreciation.
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	FMR Subadvisers: Other investment advisers
•Seeks reasonable income. The fund will
also consider the potential for capital
appreciation. The fund's goal is to achieve
a yield which exceeds the composite yield
on the securities comprising the S&P
500® Index.

Fidelity® VIP Extended Market Index Portfolio—Initial Class	FMR Subadviser: Geode Capital Management, LLC	•Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	FMR	•Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	FMR	•Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	FMR	•Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	FMR Subadvisers: Other investment advisers	•Seeks to provide capital growth.
Fidelity® VIP Health Care Portfolio—Initial Class	FMR Subadvisers: Other investment advisers	•Seeks capital appreciation.
Fidelity® VIP International Index Portfolio—Initial Class	FMR Subadviser: Geode Capital Management, LLC	•Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	FMR Subadvisers: Other investment advisers	•Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Mid Cap Portfolio—Initial Class	FMR Subadvisers: Other investment advisers	•Seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust: ClearBridge Variable Appreciation Portfolio—Class I	Franklin Templeton Fund Adviser, LLC (“FTFA”) Subadviser: ClearBridge Investments, LLC	•Seeks long-term appreciation of capital.
Franklin Templeton Aggressive Model Portfolio—Class I	FTFA Subadviser: Franklin Advisers, Inc. (“Franklin”)	•Seeks capital appreciation.
Franklin Templeton Conservative Model Portfolio—Class I	FTFA Subadviser: Franklin	•Seeks a balance of capital appreciation and income.
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Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
Franklin Templeton Moderate Model Portfolio—Class I	FTFA Subadviser: Franklin	•Seeks capital appreciation.
Franklin Templeton Moderately Aggressive Model Portfolio—Class I	FTFA Subadviser: Franklin	•Seeks capital appreciation.
Franklin Templeton Moderately Conservative Model Portfolio—Class I	FTFA Subadviser: Franklin	•Seeks a balance of capital appreciation and income.
Legg Mason Partners Variable Income Trust: Western Asset Core Plus VIT Portfolio—Class I	FTFA Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Pte. Ltd; and Western Asset Management Company Ltd
•Seeks maximum total return, consistent
with prudent investment management and
liquidity needs, by investing to obtain an
average duration that is normally within
30% of the average duration of the
domestic bond market as a whole.

Janus Aspen Series: Janus Henderson Enterprise Portfolio—Institutional Shares	Janus	•Seeks long-term growth of capital.
Janus Henderson Global Research Portfolio—Institutional Shares	Janus	•Seeks long-term growth of capital.
Lincoln Variable Insurance Products Trust: LVIP SSgA Mid-Cap Index Fund—Standard Class	Lincoln Financial Investments Corporation Subadviser: SSgA Funds Management, Inc.	•Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
MFS® Variable Insurance Trust: MFS® New Discovery Series—Initial Class	Massachusetts Financial Services Company (“MFS”)	•Seeks capital appreciation.
MFS® Variable Insurance Trust II: MFS® International Intrinsic Value Portfolio—Initial Class	MFS	•Seeks capital appreciation.
MFS® Research International Portfolio—Initial Class	MFS	•Seeks capital appreciation.
MFS® Variable Insurance Trust III: MFS® Mid Cap Value Portfolio—Initial Class	MFS	•Seeks capital appreciation.
Neuberger Berman Advisers Management Trust: Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	Neuberger Berman Investment Advisers LLC	•Seeks growth of capital.
PIMCO Variable Insurance Trust: PIMCO VIT Income Portfolio—Institutional Class	PIMCO	•Seeks to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	PIMCO	•Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio—Institutional Class	PIMCO	•Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Short-Term Portfolio—Institutional Class	PIMCO	•Seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO VIT Total Return Portfolio—Institutional Class	PIMCO	•Seeks maximum total return, consistent with preservation of capital and prudent investment management.
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Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
Principal Variable Contracts Funds, Inc.: Principal VC Real Estate Securities Account—Class 1	Principal Global Investors, LLC Subadviser: Principal Real Estate Investors, LLC	•Seeks to generate a total return.
Putnam Variable Trust: Putnam VT International Value Fund—Class IA	Putnam Investment Management, LLC Subadvisers: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	•Seeks capital growth. Current income is a secondary objective.
Voya Variable Product Funds: Voya Growth and Income Portfolio—Class I	Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC
•Seeks to maximize total return through
investments in a diversified portfolio of
common stock and securities convertible
into common stocks. It is anticipated that
capital appreciation and investment
income will both be major factors in
achieving total return.

*
Premiums or transfers will only be accepted into this fund from policyowners already invested in the fund. Policyowners who remove all Cash Value allocations from this fund will not be permitted to reinvest in this fund.
NYLIAC does not provide investment advice and does not recommend or endorse any particular Portfolio or Portfolios. NYLIAC is not responsible for choosing the Investment Divisions or the amounts allocated to each. You are responsible for determining that those decisions are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. You bear the risk of any decline in the value of your policy resulting from the performance of the Portfolios you have chosen. Each Investment Division has its own investment objectives and investment strategy. As a consequence, some Investment Divisions are riskier than others. You should consult with your registered representative to determine which combination of Allocation Alternatives is most appropriate for you, and periodically review your choices.
Certain portfolios, generally referred to as “funds of funds” or “master-feeder arrangements,” may invest all or substantially all of their assets in portfolios of other funds. In such cases, you will indirectly pay fees and expenses at both portfolio levels, which would reduce your investment return.
Hedging strategies may be employed by certain portfolios to attempt to provide downside protection during sharp downward movements in equity markets. The cost of these strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.
So-called “alternative” investment strategies may also be used by certain portfolios, which may involve non-traditional asset classes. These alternative investment strategies may be riskier than more traditional investment strategies and may involve leverage or use complex hedging techniques, such as options and derivatives. These may offer potential diversification benefits beyond traditional investment strategies.
Although we do not currently offer any Portfolios that offer such strategies, in the future, some of the Eligible Portfolios may use what are known as “volatility management strategies.” Volatility management strategies are designed to reduce the overall volatility and provide risk-adjusted returns over time. During rising markets, a volatility management strategy, however, could cause your policy Cash Value to rise less than would have been the case had you been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. Conversely, investing in a fund that features a volatility management strategy may be helpful in a declining market when high market volatility triggers a reduction in the fund’s equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your policy’s Cash Value may decline less than would have been the case had you not been invested in a fund that features a volatility management strategy. The success of the volatility management strategy of a fund depends, in part, on the investment adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the fund’s benefit. In addition, the cost of implementing a volatility management strategy may negatively impact performance. There is no guarantee that a volatility management strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected. For more information about the Eligible Portfolios and the investment strategies they employ, please refer to the Funds’ current prospectuses.
24

Investment selections should be based on a thorough investigation of all of the information regarding the Eligible Portfolios that is available to you, including each Fund’s prospectus, statement of additional information, and annual and semi-annual reports. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
The Investment Divisions invest in the corresponding Eligible Portfolios. You can choose a maximum of 21 Allocation Alternatives for Net Premium payments from the available Investment Divisions and the Fixed Account. Your choice of Allocation Alternatives may be limited if you elect certain benefits or riders. You can transfer all or part of the Cash Value of your policy among the Allocation Alternatives tax-free and within the limits described in this prospectus.
The Investment Divisions offered through this policy and described in this prospectus are different and may have different investment performance from mutual funds that may have similar names, the same adviser, the same investment objective and policies, and substantially similar portfolio securities.
Money Market Fund Fees and Gates
The SEC has adopted rules that provide that all money market funds can impose liquidity fees and/or suspend redemptions under certain circumstances. The liquidity fees can be up to 2% of the amount redeemed, and the suspensions of redemptions (redemption “gates”) can last for ten business days. Money market funds can impose these fees and gates (which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from that portfolio) based on the liquidity of the fund’s assets and other factors.
All types of money market funds have the ability to impose these fees and gates, but government money market funds (that invest at least 99.5% of their assets in government securities, cash, and repurchase agreements secured by government securities) are less likely to impose fees and gates. Nevertheless, there remains a possibility that a government money market fund such as the NYLI VP U.S. Government Money Market Portfolio could impose such fees and gates, which could be applied to all Policy transfers, surrenders, withdrawals, and benefit payments from the portfolio.
Geopolitical Risks
Geopolitical events, such as the conflict in Ukraine, have increased market and liquidity volatility and have caused sanctions, trading suspensions and closures. The sanctions include legal, regulatory, currency and economic risks, and additional sanctions may be imposed in the future. The conflict in Ukraine has had a devastating effect on the Ukrainian and Russian economies, which have expanded to the European economy and worldwide. Certain economic sectors may be particularly affected, including but not limited to, financials, energy, metals and mining, engineering and defense and defense-related materials sectors. The duration of the war and the economic effects cannot be known. Such events, and other related events, could have a serious negative impact on, among other things, the performance, liquidity and valuation of investments in the Eligible Portfolios you choose. In light of these developments, your premium and Cash Value allocation choices should be consistent with your personal investment objective and your risk tolerance. In addition, governmental authorities have recently imposed prohibitions on transactions in investments in certain foreign sectors—for example, prohibitions imposed by the U.S. government on investment in companies in the Communist Chinese defense and related material sectors and surveillance technology sectors. If Eligible Portfolios do not comply with such prohibitions, it is possible that we could not allow policyowners to make any new investment in those Portfolios (by premium allocation or transfer), and we could even require that policyowners move any Cash Value out of the affected Eligible Portfolio(s). You should consult each Fund’s prospectus, statement of additional information, and annual and semi-annual reports for more information on these geopolitical risks and potential investment restrictions.
Reinvestment
We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in additional shares of the distributing Portfolio at their net asset value on the date they are paid.
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Other Policies
We offer other variable life insurance policies which also may invest in the same (or many of the same) Eligible Portfolios offered under this Policy. These policies have different charges that could affect their Investment Divisions’ performance, and they offer different benefits.
The Franklin Templeton Model Portfolios
The Franklin Templeton Model Portfolio Funds (the “Model Portfolios”) were created on our behalf by an unaffiliated third-party investment adviser, Franklin Templeton Fund Adviser, LLC (“FTFA”), an indirect wholly-owned subsidiary of Franklin Resources, Inc., for the exclusive use of NYLIAC’s variable annuity and variable life insurance policyholders. Each Model Portfolio, itself an Eligible Portfolio, will actively invest in multiple other funds of various asset classes and strategies (the “Underlying Funds”), to seek to achieve a different investment objective depending on the risk tolerance for the particular Model Portfolio.
The Underlying Funds available to the Model Portfolios for investment are comprised entirely of the initial class or similar shares of the Eligible Portfolios available under your policy, except for (i) Eligible Portfolios that are themselves, funds of funds, and (ii) Eligible Portfolios that did not agree to sell their shares to the Model Portfolios.
Conflicts of Interest Relating to the Model Portfolios
FTFA's affiliated subadviser Franklin Advisers, Inc. ("Franklin") selected the initial composition of each Model Portfolio. Thereafter, Franklin manages the Model Portfolios, evaluating assets on a frequent basis and making changes to the investments of the Model Portfolios as deemed necessary. To the extent that NYLIAC adds, deletes, closes or substitutes the Eligible Portfolios available under your policy, the composition of the Underlying Funds available to the Model Portfolios for investment will likewise change. FTFA and Franklin, have sole discretion relating to investment by the Model Portfolios in the Underlying Funds. Neither NYLIAC, nor its parent company, affiliates or subsidiaries have input into the investment decisions of FTFA and/or Franklin. For additional information regarding the risks of investing in a Model Portfolio, see that Model Portfolio's prospectus.
For providing certain administrative support to FTFA and Franklin, Legg Mason Investor Services, LLC, the distributor of the Model Portfolios, compensates NYLIAC based on the aggregate net asset value of the shares of the Model Portfolios held by the Separate Account and other NYLIAC separate accounts (the “NYLIAC Separate Accounts”). NYLIAC also receives Rule 12b-1 fees, which are deducted from the assets of certain share classes of the Model Portfolios. For administrative services that NYLIAC performs with respect to NYLIAC Separate Account assets invested in the Model Portfolios and allocated to the Underlying Funds, NYLIAC receives compensation from the Underlying Funds or their investment advisers, or from other service providers of the Underlying Funds based on the aggregate net asset value of the Underlying Fund shares held by the Model Portfolios and attributable to investment by the NYLIAC Separate Accounts. The fees paid by the Underlying Funds for such services are paid at the same annual rate and fee schedule as the fees paid by the Underlying Funds for administrative services with respect to net assets of the Eligible Portfolios held directly by the NYLIAC Separate Accounts.
These payments are a factor in our selection of the Eligible Portfolios, which in turn, are available to the Model Portfolios for investment. However, only FTFA and Franklin will determine the portion of the Model Portfolios’ assets, if any, that are invested in particular Underlying Funds. Policyowners, through their direct investment in the Model Portfolios and their indirect investment in the Underlying Funds, bear the costs of these fees. FTFA and Franklin receive no payments from the Underlying Funds in connection with an investment by the Model Portfolios (except to the extent described below), nor do they know the terms of the payment arrangements (if any) between the Underlying Funds and NYLIAC.
FTFA and Franklin are also subject to competing interests that may influence their investment decisions with respect to the Model Portfolios. For example, FTFA is the investment adviser for the Model Portfolios and certain of the other available underlying Funds and receives a management fee from the funds. FTFA and Franklin, therefore, have an incentive to allocate a greater portion of a Model Portfolio’s assets to those funds rather than to unaffiliated funds.
As noted above, we receive payments or compensation from the Underlying Funds or their Investment Advisers, or from other service providers of the Underlying Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services that we provide with respect to such Underlying Fund and their
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availability through the Model Portfolios. The amount of this revenue and how it is computed varies by each Underlying Fund, may be significant, and may create conflicts of interest in the selection of the Eligible Portfolios that are available to the Model Portfolios for investment.
GENERAL PROVISIONS OF THE POLICY

This section of the prospectus describes the general provisions of the policy, and is subject to the terms of the policy. You may review a copy of the policy upon request.
When Life Insurance Coverage Begins
If you have coverage under a conditional temporary coverage agreement and if the policy is issued, the policy will replace the temporary coverage. Your coverage under the policy will be deemed to have commenced on the Policy Date.
In all other cases, if the policy is issued, coverage under the policy will take effect when we receive the premium payment that you are required to make when the policy is delivered to you.
Premiums
You can allocate a portion of each Net Premium to one or more Investment Divisions and the Fixed Account. You can have money in a maximum of 21 Allocation Alternatives, including the Fixed Account, at any given time. You select a premium payment schedule in the application and are not bound by an inflexible premium schedule. However, in no event can the premium be an amount that would exceed the guideline premium limitations under Section 7702 of the IRC and jeopardize the policy’s qualification as “life insurance”. Acceptance of initial and additional premium payments is subject to our Sales Standards. Subsequent premium payments must be mailed to one of the addresses listed on the first page of this prospectus. Acceptance of initial and subsequent premium payments (whether planned or unplanned) is subject to our Sales Standards.
The currently available methods of payment are: direct payment to NYLIAC, pre-authorized one-time or monthly deductions from your bank, credit union or similar accounts and any other method agreed to by us.
Two premium concepts are very important under the policy: scheduled premiums and unscheduled premiums.
Scheduled Premiums
The amount of the scheduled premium is shown on the Policy Data Page.
There is no penalty if the scheduled premium is not paid. Payment of the scheduled premium, however, does not guarantee coverage for any period of time. Instead, the continuance of the policy depends upon the policy’s Net Cash Value. If the Net Cash Value becomes insufficient to pay certain monthly charges, and a late period expires without sufficient payment, the policy will terminate. See GENERAL PROVISIONS OF THE POLICY—Termination.
Policies that are maintained at Net Cash Values just sufficient to cover fees and charges, or that are otherwise minimally funded, are more at risk for not being able to maintain such Net Cash Values. The risk arises because of market fluctuation and other performance-related risks. When determining the amount of your scheduled premium payments, you should consider funding your policy at a level that can maximize the investment opportunities within your policy and minimize the risks associated with market fluctuations. Your policy can lapse even if you pay all of the planned premiums on time.
Unscheduled Premiums
While the Insured is living, you can make unscheduled premium payments of at least $50 at any time prior to the policy anniversary on which the Insured is age 95. Unscheduled premiums also include the proceeds of an exchange made in accordance with Section 1035 of the IRC. If an unscheduled premium would result in an increase in the life insurance benefit greater than the increase in the Cash Value, we reserve the right to require proof of insurability before we accept and apply the payment to the policy. We also reserve the right to limit the number and amount of any unscheduled premiums. In certain states, unscheduled premiums may be made only once each Policy Year.
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Payments Returned For Insufficient Funds
If your premium payment is returned by the bank for insufficient funds, we will reverse the Allocation Alternatives you have chosen and reserve the right to charge you a $20.00 fee for each returned payment. In addition, if we incur any losses as a result of a returned payment, including an electronic payment, we will deduct the amount from your Policy’s Cash Value. If an electronic premium withdrawal is returned for insufficient funds for two consecutive months, this privilege will be suspended until you notify us in writing in Good Order to VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing) to resume the arrangement and we agree to do so.
Termination
The policy does not terminate for failure to pay premiums because payments, other than the initial premium, are not specifically required. Rather, if on a Monthly Deduction Day, the Net Cash Value is less than the monthly deduction charge for the next policy month, the policy will continue for a late period of 62 days after that Monthly Deduction Day.
We allow a 62 day late period to pay any premium necessary to cover the overdue monthly deduction and/or excess policy loan. We will mail a notice to you at your last known address, and a copy to the last known assignee on our records, if any, at least 31 days before the end of the late period, which states this amount. During the late period, the policy remains in force. If we do not receive the required payment before the end of the late period, the policy will end and there will be no Cash Value or death benefit. If the Insured dies during the late period, we will pay the death benefit. The death benefit, however, will be reduced by the amount of any Policy Debt and monthly deduction charges for the full policy month or months that run from the beginning of the late period through the policy month in which the Insured dies.
Maturity Date
For all policies issued prior to May 1, 1995 (except in New Jersey), the death benefit payable for all ages is based on the life insurance benefit option in effect and any decreases or increases made in the policy face amount as shown on the Policy Data Page. For all policies issued in New Jersey, and for policies issued on or after May 1, 1995 in all other states, a policy matures beginning on the anniversary on which the Insured is age 95 and the face amount of the policy, as shown on the Policy Data Page, will no longer apply. Instead, the death benefit under the policy will equal the Cash Value of the policy less any outstanding Policy Debt. You will be notified one year prior to maturity that, upon reaching attained age 95, you may elect either to receive the Cash Value of the policy at such time less any outstanding Policy Debt or to continue to hold the policy. Please consult your tax adviser regarding the tax implications of these options.
If you choose to continue the policy, we will continue to assess Separate Account and Fund charges on the Cash Value left in the Investment Divisions. Any amounts in the Fixed Account will be credited with interest at an annual rate of not less than 4%. No further monthly deductions will be made for cost of insurance. You may surrender the policy for an amount equal to the Cash Value of the policy by presenting a signed written request in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). (In New York, when the Insured reaches attained age 100, you will automatically receive the Cash Surrender Value of the policy.) If the policy is still in force upon the death of the Insured, these proceeds will be paid to the Beneficiary.
Any insurance on another covered insured, provided by a rider attached to the policy which is still in effect, will end on the policy anniversary when the Insured is age 95. If, however, another covered insured is younger than age 70 when the rider ends, that insured can convert the term insurance at that time as provided in the rider.
DOLLAR-COST AVERAGING

Dollar-Cost Averaging is a systematic method of investing which allows you to purchase shares of the Investment Divisions at regular intervals in fixed dollar amounts so that the cost of your shares is averaged over time. The main objective of Dollar-Cost Averaging is to achieve an average cost per share that is lower than the average price per share in a fluctuating market. Because you transfer the same dollar amount to a given Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term.
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Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value is low and fewer units if the value per unit is high. Dollar-Cost Averaging does not assure growth or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue investing during periods of low price levels.
You may not make Dollar-Cost Averaging transfers from the Fixed Account, but you can make Dollar-Cost Averaging transfers into the Fixed Account.
You can elect this option if your Cash Value is $2,500 or more. We will suspend this feature automatically if the Cash Value is less than $2,000 on a transfer date. Once the Cash Value equals or exceeds $2,000, the Dollar-Cost Averaging transfers will resume automatically as last requested. However, once all money has been transferred to the Investment Divisions of your choice, or the individual separate account fund balance is less than $100.00, the Dollar-Cost Averaging Plan will cease. A new request will be required to resume this feature.
To set up Dollar-Cost Averaging, you may contact us by phone on our toll-free number (1-800-598-2019) or send a completed Dollar-Cost Averaging form in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus or by any other method we make available. We will make Dollar-Cost Averaging transfers on the date you specify or on the next Business Day. You can specify any day of the month, except the 29th, 30th, or 31st of a month. NYLIAC must receive the written request in Good Order no later than five Business Days prior to the date the transfer(s) are scheduled to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request.
You may cancel the Dollar-Cost Averaging feature at any time. To cancel the Dollar-Cost Averaging feature, you may call us toll-free at 1-800-598-2019, or send a written request in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or by any other method we make available). You may not elect Dollar-Cost Averaging if you have chosen Automatic Asset Rebalancing. You, however, have the option of alternating between these two policy features.
This feature is available to you at no additional cost.
AUTOMATIC ASSET REBALANCING

This option allows you to maintain a set investment mix. For example, you could specify that 50% of the amount you have in the Investment Divisions of the Separate Account be allocated to one Investment Division, while the other 50% be allocated to another Investment Division. Over time, the investment experience in each of these Investment Divisions would cause this balance to shift. If you elect to have the Automatic Asset Rebalancing (AAR) feature, we will automatically rebalance the amount you have in the Separate Account among the various Investment Divisions so that they are invested in the percentages you specify.
We will make AAR transfers either quarterly, semi-annually or annually (but not monthly), based on your Policy Anniversary Date. If your Policy Anniversary Date is on the 29th, 30th or 31st of a month, the rebalancing transfer will occur on the 28th of the month. Your AAR will be cancelled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at the time to be consistent with your fund transfer and premium allocation changes. To process AAR transfers, or to modify an existing AAR, you may call us toll-free at 1-800-598-2019, or send a completed AAR form in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or by any other method we make available). NYLIAC must receive the request in writing no later than five (5) Business Days prior to the date the transfer(s) are scheduled to begin. If your request for this option is received less than five (5) Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request.
The minimum Separate Account Value is $2,500. We will suspend this feature automatically if the Separate Account Value is less than $2,000 on a rebalancing date. Once the Separate Account Value equals or exceeds this amount, AAR will resume automatically as scheduled. There is no minimum amount that you must allocate among Investment Divisions for this feature.
You can cancel or modify the AAR feature at any time. To cancel or modify the AAR feature, you may contact us by phone on our toll-free number (1-800-598-2019), or send a written cancellation request in Good Order to the VPSC at one of the addresses listed on the first page of the Prospectus (or any other address we indicate to you in writing) or
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by any other method we make available. You cannot elect AAR if you have chosen Dollar Cost Averaging. However, you have the option of alternating between the two features.
INTEREST SWEEP

You can instruct us to periodically transfer the interest credited on the Fixed Account to the Investment Division(s) you specify. You can choose to make Interest Sweep transfers out of the Fixed Account if the amount in the Fixed Account is at least $2,500. We will make all Interest Sweep transfers on the date you specify or, if the date you specify is not a Business Day, on the next Business Day. You can specify any day of the month to make these automatic transfers, other than the 29th, 30th, or 31st of the month. We will not process an Interest Sweep transfer unless you contact us on our toll-free number (1-800-598-2019) or send a written request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or by any other method we make available). NYLIAC must receive the request no later than five (5) Business Days prior to the date the transfer(s) are scheduled to begin. If your request for this option is received less than five (5) Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request.
You cannot choose the Interest Sweep feature if you have instructed us to deduct any part of your policy charges from the Fixed Account. If you want to elect the Interest Sweep feature and you want to allocate your charges, you must allocate your charges to the NYLI VP U.S. Government Money Market Investment Division.
You can request Interest Sweep in addition to either the Dollar-Cost Averaging or Automatic Asset Rebalancing features. If an Interest Sweep transfer is scheduled for the same day as a Dollar Cost Averaging or Automatic Asset Rebalancing transfer, we will process the Interest Sweep transfer first.
If an Interest Sweep transfer would cause more than the greater of (i) $5,000 or (ii) 20% of the amount you have in the Fixed Account at the beginning of the Policy Year to be transferred from the Fixed Account, we will not process the transfer and we will suspend the Interest Sweep feature. If the amount you have in the Fixed Account is less than $2,000, we will automatically suspend this feature. Once the amount you have in the Fixed Account equals or exceeds this amount, the Interest Sweep feature will automatically resume as scheduled. You can cancel the Interest Sweep feature at any time. To cancel the Interest Sweep feature, you may contact us by phone on our toll-free number (1-800-598-2019), or send a written cancellation request in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing) or by any other method we make available.
This feature is available at no additional cost.
DEATH BENEFIT UNDER THE POLICY

The death benefit is the amount payable to the named Beneficiary when the Insured dies prior to the Insured’s maturity date. Upon receiving due proof of death, we pay the Beneficiary the death benefit amount determined as of the date the Insured dies. All or part of the death benefit can be paid in cash or applied under one or more of our payment options described under ADDITIONAL PROVISIONS OF THE POLICY—Payment Options.
The amount of the death benefit is determined by whether you have chosen Life Insurance Benefit Option 1 or Life Insurance Benefit Option 2.
Life Insurance Benefit Option 1—Provides a death benefit equal to the greater of (i) the face amount of the policy in force on the Insured’s date of death or (ii) a percentage of the Cash Value equal to the minimum necessary for the policy to qualify as life insurance under Section 7702 of the IRC. (See the following table for these percentages.)
Life Insurance Benefit Option 2—Provides a death benefit equal to the greater of (i) the face amount of the policy in force on the Insured’s date of death plus the Cash Value on the Insured’s date of death or (ii) a percentage of the Cash Value equal to the minimum necessary for the policy to qualify as life insurance under Section 7702 of the IRC. (See the following table for these percentages.)
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Insured’s Age on Policy Anniversary	IRC Section 7702 Life Insurance %	Insured’s Age on Policy Anniversary	IRC Section 7702 Life Insurance %
0-40	250	61	128
41	243	62	126
42	236	63	124
43	229	64	122
44	222	65	120
45	215	66	119
46	209	67	118
47	203	68	117
48	197	69	116
49	191	70	115
50	185	71	113
51	178	72	111
52	171	73	109
53	164	74	107
54	157	75-90	105
55	150	91	104
56	146	92	103
57	142	93	102
58	138	94	101
59	134	95 & Over	100
60	130
The value of any additional benefits provided by any rider on the Primary Insured’s life is added to the amount of the death benefit. We pay interest on the death benefit from the date of death to the date the death benefit is paid or a payment option becomes effective. The interest rate equals the rate determined under the Interest Payment Option as described in ADDITIONAL PROVISIONS OF THE POLICY— Payment Options. We subtract any outstanding Policy Debt, and any unpaid monthly deductions if the death occurs during the 62-day late period and then credit the interest. Under both life insurance benefit options, negative investment experience in the Investment Divisions will never result in a death benefit that will be less than the face amount, so long as the policy remains in force.
Example 1:
The following example shows how the death benefit varies as a result of investment performance on a policy with Life Insurance Benefit Option 1 assuming age at death is 45:
	Policy A	Policy B
(1) Face amount	$100,000	$100,000
(2) Cash Value on date of death (and no loans)	$50,000	$40,000
(3) Internal Revenue Code (“IRC”) Section 7702 Life Insurance
Percentage on date of death	215%	215%
(4) Cash Value multiplied by the IRC Percentage	$107,500	$86,000
(5) Death benefit = greater of (1) and (4)	$107,500	$100,000
Tax law provisions relating to “employer-owned life insurance contracts” may impact whether and to what extent the Life Insurance Benefit may be received on a tax-free basis. You may be required to take certain actions before acquiring the Policy in order to ensure that such Benefit may be received on a tax-free basis. See the discussion under FEDERAL INCOME TAX CONSIDERATIONS—Life Insurance Status of Policy—IRC Section 101(j)—Impact on Employer-Owned Policies for more information.
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Example 2:
For all policies issued in New Jersey and for policies issued on or after May 1, 1995 in all other states, the following example shows how the death benefit varies as a result of investment performance on a policy assuming age at death is 97 (past maturity date):
	Policy A	Policy B	Policy C
(1) Face amount as shown on the Policy Data Page	$100,000.00	$100,000.00	$200,000.00
(2) Cash Surrender Value on date of death	$50,000.00	$110,000.00	$110,000.00
(3) Death benefit after maturity = Cash Surrender Value	$50,000.00	$110,000.00	$110,000.00
Face Amount Changes
Certain states may impose limitations on increasing or decreasing the face amount of your policy. Refer to your policy for details. You can apply in writing to have the face amount increased or decreased. The policy also contains a provision that permits cancellation of an increase in the face amount during the free look period. This period begins on the date the increase takes effect and ends 20 days later (or the amount of time required by state law but not less than 10 days).
The amount of an increase in face amount must be for at least $5,000 and is subject to our maximum retention limits. Evidence of insurability satisfactory to us is required for an increase. We reserve the right to limit increases, and the number of increases may be limited by state law. Generally, the Insured may not be older than age 80 as of the date of any increase in face amount. Any increase will take effect on the next Monthly Deduction Day on or after we approve the application for increase. An increase in face amount may affect the Net Amount at Risk, which may increase the cost of insurance charge, and will incur a new 15-year surrender charge period only on the amount of the increase.
Decreases in coverage are allowed. The face amount will be reduced by canceling insurance segments on a last purchased, first canceled basis and the appropriate surrender charge will be deducted from the Cash Value. (For a discussion of the charges associated with a decrease, see CHARGES UNDER THE POLICY—Surrender Charges.) Consult your tax adviser regarding the tax consequences of decreasing your coverage. A decrease in face amount is effective on the next Monthly Deduction Day following the receipt of a written request. The face amount may not be decreased to less than $50,000. We reserve the right to terminate the option of decreasing the face amount, and the number of decreases may be limited by state law.
Life Insurance Benefit Option Changes
You can change the life insurance benefit option of the policy while the Primary Insured is alive. Any change of option will take effect on the Monthly Deduction Day on or after the date we receive your signed request at the VPSC listed on the first page of this prospectus or such other location that we indicate to you in writing. If the change would increase the Net Amount at Risk, we will not require any proof of insurability to make such a change. Surrender charges may apply to any Face Amount decrease due to a change in Life Insurance Benefit Option. Changing your Life Insurance Benefit Options may have tax consequences. You should consult a tax advisor before changing your Life Insurance Benefit Option.
If you change from Option 1 to Option 2, the face amount of the policy will be decreased by the Cash Value, and a surrender charge will be assessed if a surrender charge is then currently applicable.
If you change from Option 2 to Option 1, the face amount of the policy will be increased by the Cash Value. No surrender charge schedule has been applied to those option changes since November 20, 1998. However, for policies issued on and before November 19, 1998 where a life insurance benefit change from Option 2 to Option 1 occurred, a surrender charge schedule was applied to any increase attributable to these changes. Effective May 19, 2000, this charge schedule was no longer in effect.
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CASH VALUE AND CASH SURRENDER VALUE

Cash Value
The Cash Value of your policy is the sum of the Accumulation Value and the value in the Fixed Account. Initially, the Cash Value equals the net amount of the first premium paid under the policy. This amount is allocated among the Fixed Account and the Investment Divisions according to the allocation percentages requested in the application, or as subsequently changed by you.
Transfers
All or part of the Cash Value can be transferred among Investment Divisions or from an Investment Division to the Fixed Account. We reserve the right to limit the number of transfers to the Fixed Account after the first two Policy Years. (In New Jersey and New York, no more than twelve transfers per Policy Year can be made from the Investment Divisions to the Fixed Account after the first two Policy Years.) The minimum amount that can be transferred from one Investment Division to another Investment Division, or to the Fixed Account, is the lesser of (i) $500 or (ii) the total value of the Accumulation Units in the Investment Division from which the transfer is being made. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division or the value in the Fixed Account would be less than $500, the entire value will be transferred. There is no charge for the first twelve transfers in any one Policy Year. We may impose a charge of up to $30 for each transfer in excess of twelve per year. Any transfer made in connection with the Dollar-Cost Averaging, Automatic Asset Rebalancing, and Interest Sweep options will not count toward the twelve-transfer limit.
Transfers can also be made from the Fixed Account to the Investment Divisions in certain situations. See THE FIXED ACCOUNT.
Requesting a Transfer
You can request a transfer by any of the three methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures:
●
submit your request in writing and in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing);
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speak to a customer service representative at 1-800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or
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make your request online by logging into www.newyorklife.com or through the mobile application.
We do not currently accept faxed or e-mailed transfer requests, however we reserve the right to accept them at our discretion.
Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. (Eastern Time), or received on a non-Business Day, will be priced as of the next Business Day.
It is important that you inform NYLIAC of an address change so that you can receive important policy statements.
All NYLIAC requirements must be met in order for us to process your service requests. Please review all service request forms carefully and provide all required information as applicable to the transaction. NYLIAC will not be able to process your request if information is missing.
Transfers from Investment Divisions will be made based on the Accumulation Unit values at the end of the Business Day that NYLIAC receives the transfer request. If, however, the date that the request is received is not a Business Day, or if the request is received other than through the mail after the closing of the New York Stock Exchange, then the request is deemed received on the next Business Day. See ADDITIONAL PROVISIONS OF THE POLICY—When We Pay Proceeds.
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Limits on Transfers
Procedures Designed to Limit Potentially Harmful Transfers—This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.
Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, we may, for example:
●
reject a transfer request from you or from any person acting on your behalf
●
restrict the method of making a transfer
●
charge you for any redemption fee imposed by an underlying Fund
●
limit the dollar amount, frequency or number of transfers.
Currently, if you or someone acting on your behalf requests transfers either by telephone or electronically into or out of one or more Investment Divisions on three or more days within any 60-day period, we will send you a letter notifying you that a transfer limitation has been exceeded. If we receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60 day period, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier and received by the VPSC at one of the addresses noted on the first page of this prospectus. We will provide you with written notice when we take this action.
We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account; the first transfer into the Investment Divisions at the expiration of the free look period; the first transfer out of the NYLI VP U.S. Government Money Market Investment Division within six months of the issuance of a policy; and transfers made pursuant to the Dollar-Cost Averaging, Automatic Asset Rebalancing, and Interest Sweep options.
We may change these limitations or restrictions or add new ones at any time without prior notice; your policy will be subject to these changes regardless of the Issue Date of your policy. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that we may utilize in the future, will be applied even if we cannot identify any specific harmful effect from any particular transfer.
We apply our limits on transfers procedures to all owners of this policy without exception. Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. Standing allocation instructions into a Fund that has restricted your trading, including in any of the Dollar Cost Averaging programs, will also be rejected, reversed or modified until further allocation instructions are received from you. We will provide you with written notice of any transfer request we reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.
Risks Associated with Potentially Harmful Transfers—Our procedures are designed to limit potentially harmful transfers. We cannot guarantee, however, that our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.
●
We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period (except for in New York and New Jersey, as disclosed in the “Transfers” section above). Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity.
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●
Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.
(1)
The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.
(2)
The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying Fund portfolios’ ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order we submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.
●
Other insurance companies, which invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose variable Allocation Alternatives correspond to the affected underlying Fund portfolios.
●
Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:
(1)
an adverse effect on portfolio management, such as:
a)
impeding a portfolio manager’s ability to sustain an investment objective;
b)
causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or
c)
causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) to pay withdrawals or transfers out of the underlying Fund portfolio.
(2)
increased administrative and Fund brokerage expenses.
(3)
dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio’s investments do not reflect an accurate value (sometimes referred to as “time-zone arbitrage” and “liquidity arbitrage”).
Investment Return
The investment return of a policy is based on:
●
The Accumulation Units held in each Investment Division,
●
The investment experience of each Investment Division as measured by its actual net rate of return, and
●
The interest rate credited on Cash Values held in the Fixed Account.
The investment experience of an Investment Division reflects increases or decreases in the net asset value of the shares of the underlying Fund, any dividend or capital gains distributions declared by the Fund, and any charges against the assets of the Investment Division. This investment experience is determined each Business Day that the net asset value of the underlying Portfolio is determined. The actual net rate of return for an Investment Division measures the investment experience from the end of one Business Day to the end of the next Business Day.
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Cash Surrender Value
The policy can be surrendered for its Cash Surrender Value at any time before the Insured dies. Unless a later effective date is selected, the surrender is effective on the date we receive the policy and a written request in Good Order at the VPSC addresses listed on the first page of this prospectus. The written request for surrender is deemed received on the date that they are received by mail at the VPSC or such other location that we indicate to you in writing. If, however, the date that they are received is not a Business Day, or if they are received other than through the mail after the closing of regular trading on the New York Stock Exchange, they are deemed received on the next Business Day.
Because the Cash Value of the policy fluctuates with the performance of the Investment Divisions and the interest rate credited to the Fixed Account, and because certain surrenders or partial withdrawals are subject to a surrender charge, and because of charges made against the policy, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) can be more or less than the total premiums.
Net Cash Value
Your policy may lapse without value if the Net Cash Value is insufficient to cover the charges. Therefore, while premium payments are flexible, you may need to make additional premium payments so that the Net Cash Value of your policy is sufficient to pay the charges needed to keep your policy in effect.
Partial Withdrawals
The owner of a policy can make a partial withdrawal of the policy’s Cash Surrender Value at any time while the Insured is living, by sending a written request in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus, calling a service representative at 1-800-598-2019, or utilizing any other method we make available. If your address or bank account information has been on file with us for less than 30 days, we may require additional verification of your identity, in Good Order, before we will process a partial withdrawal request to send proceeds electronically to that bank account or through the mail to that address.
The minimum partial withdrawal is $500 unless we agree otherwise. We will apply uniform rules in agreeing to partial withdrawals under $500. The amount available for a partial withdrawal is the policy’s Cash Surrender Value at the end of the Business Day (defined by the closing time of the New York Stock Exchange) that we receive the request.
Please note that partial withdrawal requests must be received in Good Order and for requests above $50,000, we may require additional verification of the owner’s identity in a manner acceptable to us, including without limitation, a notarized confirmation of the owner(s) signature or a medallion signature guarantee. If your address or bank account information has been on file with us for less than 30 days, we will either require the request in writing or require additional verification of your identity, in Good Order, before we will process a request to send partial withdrawal proceeds electronically to that bank account or through the mail to that address. In addition, partial withdrawal requests made from policies that are less than 90 days old or that had an ownership change within 30 days of such partial withdrawal request must be made in writing, in Good Order and sent to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). We do not currently accept faxed or e-mailed requests for a partial withdrawal, however we reserve the right to accept them at our discretion.
The partial withdrawal will be made on a pro-rata basis from the Fixed Account and/or Investment Divisions, unless you indicate otherwise. If the portion of your request for a partial withdrawal from the Fixed Account or Investment Division is greater than the amount in the Fixed Account and/or Investment Division, we will reduce the partial withdrawal by that amount and pay you the entire value of that Fixed Account and/or Investment Division, less any surrender charge which may apply. Partial withdrawals will cause a reduction in the policy’s face amount when Life Insurance Benefit Option 1 is in effect. We reserve the right to limit the amount and frequency of partial withdrawals, and state law limitations may also apply. Partial withdrawals and surrenders may be subject to surrender charges. See CHARGES UNDER THE POLICY—Other Charges—Partial Withdrawal Charge.
We will pay any partial withdrawals generally within seven days after we receive all of the necessary documentation and information. However, we may delay payment under certain circumstances. See ADDITIONAL PROVISIONS OF THE POLICY—When We Pay Proceeds for more information.
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Your requested partial withdrawal will be effective on the date we receive your written request in Good Order. However, if the day we receive your request is not a Business Day or if your request is received after the closing of regular trading on the New York Stock Exchange, then the requested partial withdrawal will be effective on the next Business Day.
We will charge a fee, not to exceed the lesser of $25 or 2% of the amount withdrawn, for processing a partial withdrawal. This fee will be deducted from the remaining balance of the Fixed Account and/or Investment Divisions based on the withdrawal allocation, or if the fee amount exceeds the remaining balance, it will be deducted from the Fixed Account and/or Investment Divisions on a pro rata basis. When you make a partial withdrawal, the death benefit, the Cash Value, the Net Cash Value and the Cash Surrender Value will be reduced by the amount of the withdrawal proceeds you receive as of the date you receive the payment and any applicable surrender charge.
A partial withdrawal may result in taxable income and a penalty tax to you. See FEDERAL INCOME TAX CONSIDERATIONS for more information.
Periodic Partial Withdrawals
After the first Policy Year, you may elect to receive regularly scheduled withdrawals from your policy. These periodic partial withdrawals (PPW) can be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals, and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). To process a PPW, we must receive a request in writing and in Good Order no later than five (5) Business Days prior to the date the withdrawals are to begin at one of the addresses listed on the first page of the prospectus, or you can utilize any other method we make available. If your request for this option is received less than five (5) Business Days prior to the date you request it to begin, the withdrawals will begin one month after the date you requested it to begin. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). The minimum amount of withdrawal is $500, or such lower amount as we may permit. We will deduct the Partial Withdrawal Charge, not to exceed the lesser of $25 or 2% of the initial PPW, when you elect the PPW option. You can specify which Investment Divisions and/or Fixed Account from which the PPWs will be made. If you do not specify, we will withdraw money on a pro rata basis from the Fixed Account and/or Investment Divisions. If a PPW would cause the policy’s Face Amount to be less than the minimum Face Amount, we will not process that PPW and the PPW arrangement will be suspended. If the policy’s Cash Surrender Value falls below $2,000, the PPW arrangement will also be suspended. If a PPW payment causes the policy’s Face Amount to decrease, a surrender charge may apply. You may not request this option if you have the Guaranteed Minimum Death Benefit Rider or your policy is a modified endowment contract or below the minimum Face Amount. The PPW arrangement will automatically terminate when total withdrawals taken (including PPWs) equal the total premiums paid under the policy.
POLICY LOANS

Using the policy as sole security, you can borrow any amount up to the loan value of the policy. The loan value on any given date is equal to (i) 90% of the Cash Value, less applicable surrender charges and less any deferred contract charges, less (ii) any Policy Debt. Certain of the provisions discussed below, applicable to policy loans, differ considerably in the state of New Jersey. New Jersey policyowners should review their policy for further details.
When you request a loan, a transfer of funds can be made from the Separate Account to the Fixed Account so that the Cash Value in the Fixed Account is at least 106% of the requested loan plus any outstanding loans, including accrued loan interest. This percentage will change in accordance with changes in the loan interest rate, but will never exceed 108%. We will transfer these funds from the Investment Divisions of the Separate Account in accordance with your instructions, or if you have not provided us with any instructions, in proportion to the amounts you have in each Investment Division. While any policy loan is outstanding, we will not allow you to make any partial withdrawals or transfer any funds from the Fixed Account if the partial withdrawal or transfer would cause the cash value of the Fixed Account to fall below 106% of all outstanding loans (or a different percentage based on the loan interest rate). In addition, if the monthly deductions from Cash Value will cause the Cash Value of the Fixed Account to fall below the total amount of all outstanding policy loans, we will take these deductions from the Investment Divisions of the Separate Account in proportion to the amounts you have in each Investment Division.
Please note that loan requests must be received in Good Order by us and for amounts above $50,000, we may require additional verification of the owner’s identity in a manner acceptable to us, including without limitation, a
37

notarized confirmation of the owner(s) signature or a medallion signature guarantee. If your address or bank account information has been on file with us for less than 30 days, we will either require the request in writing in or require additional verification of your identity, in Good Order, before we will process a request to send loan proceeds electronically to that bank account or through the mail to that address. In addition, loan requests made from policies that are less than 90 days old or that had an ownership change within 30 days of such loan request must be made in writing in Good Order and sent to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). We do not currently accept faxed or e-mailed loan requests, however, we reserve the right to accept them at our discretion.
Loan Interest
The effective annual loan interest rate is 6% for all policies issued on and after May 19, 2000 and for all new and existing loans on their policy anniversaries following May 19, 2000, which is payable in arrears. We reserve the right to set a lower rate, which we will determine at least once every twelve months, but not more frequently than once in any three month period. Loan interest for the Policy Year that a loan is taken will be due on the next policy anniversary. Loan interest accrues each day and is payable on the earliest of the policy anniversary, on the date of death, surrender, or lapse, or on the date of a loan increase or loan repayment. Loan interest not paid in cash as of the policy anniversary, or prior to the expiration of the late period, will be charged as a new loan. An amount may need to be transferred to the Fixed Account to cover this increased loan amount. You should be aware that the larger the loan becomes relative to the Net Cash Value, the greater the risk that the remaining Net Cash Value may not be sufficient to support the policy charges and expenses, including any loan interest due, and the greater the risk of the policy lapsing. See Loan Repayment below.
If we have set a loan interest rate lower than 6%, any subsequent increase in the interest rate will be subject to the following conditions:
(1)
The effective date of any increase in the interest rate will not be earlier than one year after the effective date of the establishment of the previous rate.
(2)
The amount by which the interest rate may be increased will not exceed one percent per year, but the rate of interest will in no event ever exceed 8%.
(3)
We will give notice of the interest rate in effect when a loan is made and when sending notice of loan interest due.
(4)
If a loan is outstanding 40 days or more before the effective date of an increase in the interest rate, we will notify you of that increase at least 30 days prior to the effective date of the increase.
(5)
We will give notice of any increase in the interest rate when a loan is made during the 40 days before the effective date of the increase.
When Loan Interest is Due
The interest we charge on a loan accrues daily and is payable on the following dates:
●
the policy anniversary;
●
the date you surrender the policy;
●
the date you fully repay a loan;
●
the date the policy lapses; or
●
the date on which the last surviving insured dies.
Any loan interest that you do not pay when due will become part of the policy loan and will also accrue interest. You should be aware that the larger the loan becomes relative to the Net Cash Value, the greater the risk that the remaining Net Cash Value may not be sufficient to support the policy charges and expenses, including any loan interest due, and the greater the risk of the policy lapsing. In addition, if the interest charged would cause the amount of the borrowing to exceed 90% of the Cash Surrender Value of the policy, the interest amount will be withdrawn on a pro rata basis across all investment Divisions.
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Loan Repayment
All or part of an unpaid loan can be repaid before the Insured’s death or before the policy is surrendered. Loan repayments are allocated to the Investment Divisions and/or the Fixed Account in accordance with premium allocations in effect at the time of the loan repayment, unless you indicate otherwise. If a loan is outstanding when the life insurance or surrender proceeds become payable, we will deduct the amount of any Policy Debt from these proceeds. In addition, if any Policy Debt exceeds the policy’s Cash Surrender Value, we will mail a notice to you at your last known address and a copy to the last known assignee on our records. If you do not pay the necessary amount within 31 days after the day we mail you this notice, we will terminate your policy. This could result in a taxable gain to you. Loan repayments must be sent to NYLIAC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing).
Interest on Loaned Value
The amount of any loan is held in the Fixed Account and earns interest at a rate we determine. We guarantee that the rate will never be lower than the rate we charge for policy loans, less 2% (for example, if the rate we charge for policy loans is 6%, then the rate we credit on loaned amounts will never be lower than 4%), and in no event less than 4%.
Currently, the amount in the Fixed Account that is collateral for an outstanding loan is credited with interest at a rate that is 1% less than the effective annual loan interest rate during the first 10 Policy Years and 0.5% less than the effective rate in subsequent Policy Years. These rates are not guaranteed and can change at any time.
That portion of the policy’s Cash Value held in the Fixed Account is not affected by the Separate Account’s investment performance. The Cash Value is affected because the portion of the Cash Value equal to the policy loan is credited with an interest rate declared by us rather than a rate of return reflecting the investment performance of the Separate Account. Any interest credited on the loan amount in the Fixed Account remains in the Fixed Account unless you transfer amounts no longer needed as security to the Separate Account.
The Effects of a Policy Loan
A loan, repaid or not, has a permanent effect on your Cash Value. This effect occurs because amounts borrowed are removed from your Investment Divisions (which will receive investment performance) and placed into the Fixed Account (which earns interest at a fixed rate). Investment results will apply only to the amounts remaining in your Investment Divisions. The longer a loan is outstanding, the greater the effect on your Cash Value is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for loaned amounts held in the Fixed Account, your Cash Value will not increase as rapidly as it would have had no loan been made. If the Investment Divisions earn less than the interest earned on loaned amounts held in the Fixed Account, then your Cash Value may be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the Policy Proceeds that might otherwise be payable.
In addition, unpaid capitalized loan interest generally will be treated as an additional new loan under the Code. If the policy is a modified endowment contract a loan may result in taxable income and penalty taxes to you. In addition, for all policies, if the loans taken, including unpaid interest, exceed the premiums paid, policy surrender or policy lapse will result in a taxable gain to you. See FEDERAL INCOME TAX CONSIDERATIONS for more information.
EXCHANGE PRIVILEGE

At any time within 24 months of the Issue Date of the policy, you may request to exchange for a fixed benefit life insurance protection on the life of the Insured. The exchange will become effective when the VPSC receives your written request, in Good Order, at one of the addresses listed on the first page of this prospectus.
At any time within 24 months of the Issue Date, you can exchange the policy for a policy on a permanent plan of life insurance that we or one of our affiliates offer for this purpose. We will not require evidence of insurability. The date of exchange will be the later of (a) the date you send us the policy along with a proper written request; or (b) the date we receive the policy in Good Order at the VPSC listed on the first page of this prospectus, or such other location that we indicate to you in writing, and the necessary payment for the exchange. Upon an exchange of a
39

policy, all riders and benefits will end unless we agree otherwise or unless required under state law. The exchanged policy will have the same Issue Date, issue age, and risk classification as the original policy. The amount applied to your new policy will be the policy’s Accumulation Value plus a refund of all cost of insurance charges, monthly per thousand Face Amount charges, sales expense charges, and any rider charges taken as of the date of the exchange. We will not refund Mortality and Expense Risk charges, monthly contract charges, state premium tax charges, or federal tax charges. Because policy values may increase or decrease due to market fluctuations during the period between submission of the exchange request and actual processing, the Cash Value applied to your new policy may be impacted. Please consult your registered representative for options to potentially mitigate market exposure during the time it will take to process the exchange. In order to exchange the policy, we will require: (a) that the policy be in effect on the date of exchange; (b) repayment of any Policy Debt; and (c) an adjustment, if any, for premiums and Cash Values of the policy and any new policy.
Special New York Requirements.
In the event of a material change in the investment policy of a Portfolio, you may convert your policy to a new flexible premium life insurance policy for an amount of insurance not to exceed the amount of the death benefit under your original policy on the date of conversion. The new policy will be based on the same issue age, gender, and class of risk as your original policy, but will not offer variable Allocation Alternatives such as the Investment Divisions. We will not require that you provide evidence of insurability to effect this conversion. You will have 60 days after the later of (1) the effective date of the change in the investment policy of the Portfolio and (2) the date you receive notification of such change. All riders attached to your original policy will end on the date of any such conversion.
YOUR VOTING RIGHTS

The Funds are not required to and typically do not hold annual stockholder meetings. Special shareholder meetings will be called when necessary.
To the extent required by law, whenever a special shareholder meeting is held, NYLIAC will vote the Portfolio shares held in the Separate Account in accordance with instructions received from policyowners having voting interests in the corresponding Investment Divisions. If, however, applicable laws or regulations change, and as a result, we determine that we are allowed to vote the Portfolio shares in our own right, we may elect to do so.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Investment Divisions or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Funds associated with the available Investment Divisions, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard policyowner voting instructions, we will advise policyowners of our action and the reasons for such action in the next available annual or semi-annual report.
The number of votes which are available to a policyowner will be calculated separately for each Investment Division and will be determined by applying the policyowner’s percentage interest in a particular Investment Division to the total number of votes attributable to the Investment Division.
The number of available votes of an Eligible Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the relevant Fund. Voting instructions will be solicited prior to such meeting in accordance with procedures established by the relevant Fund.
Fund shares for which no timely instructions are received, and any other shares that we (or our affiliates) own in our own right, will be voted in proportion to the timely voting instructions received from all policies participating in that Investment Division. As a result, because of proportional voting, a small number of policy owners may control the outcome of the vote. Each person having a voting interest in an Investment Division will receive proxy material, reports, and other materials relating to the appropriate Portfolio.
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OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. These actions will be taken in accordance with applicable laws (including obtaining any required approval of the SEC and any other required regulatory approvals). If necessary, we will seek your approval.
Specifically, we reserve the right to:
●
add, close, substitute or remove any Investment Division (and the shares of an associated Eligible Portfolio);
●
create new Separate Accounts;
●
combine the Separate Account with one or more other Separate Accounts;
●
operate the Separate Account as a management investment company or in any other form permitted by law;
●
deregister the Separate Account under the 1940 Act;
●
manage the Separate Account under the direction of a committee or discharge such committee at any time;
●
transfer the assets of the Separate Account to one or more other Separate Accounts; and
●
restrict or eliminate any of the voting rights of policyowners or other persons who have voting rights as to the Separate Account.
NYLIAC also reserves the right to change the names of the Separate Account.
We may remove an Investment Division even if the shares of an Eligible Portfolio are no longer available for investment or if we, in our sole discretion, decide that investment in an Eligible Portfolio is inappropriate given the purposes of the Separate Account. A new Eligible Portfolio may have higher fees and charges than the one it replaces. We will not substitute shares attributable to your interest in an Investment Division until you have been notified of the change, as required by the 1940 Act and we have obtained any necessary regulatory approvals. We may also add new Investment Divisions and/or close one or more Investment Divisions when marketing, tax, investment, or other conditions make it appropriate. We may decide whether or not the new Investment Divisions should be made available to existing policyowners. If we make a substitution or change to the Investment Divisions, we may change your policy to reflect such substitution or change. We will not transfer any amounts invested in an Investment Division without the policyowner's instructions, except as permitted by law.
DIRECTORS AND PRINCIPAL OFFICERS OF NYLIAC

Directors:	Positions During Last Five Years:
Craig L. DeSanto
Chairman, New York Life, since April 2023; Chief Executive Officer &
President, New York Life, since April 2022; President, New York Life, from July 2020 to April 2022; Executive Vice President & Co-Chief
Operating Officer, New York Life, from May 2019 to July 2020; Executive
Vice President, New York Life, from July 2018 to May 2019. He is a member of New York Life’s Executive Management Committee since
January 2017. He is Chief Executive Office of NYLIAC since June 2022;
President of NYLIAC since September 2020; Chairman of the Board and
Executive Committee Chairman of NYLIAC since September 2020;
Executive Vice President, Co-Chief Operating Officer & Actuary of
NYLIAC, from June 2019 to September 2020; Executive Vice President of NYLIAC from October 2018 to June 2019.

Eric A. Feldstein
Executive Vice President & Chief Financial Officer and member of the
Executive Management Committee of New York Life since October 2019.
Director and Executive Committee member of NYLIAC since June 2020;
Executive Vice President & Chief Financial Officer of NYLIAC, since
October 2019.

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Directors:	Positions During Last Five Years:
Robert M. Gardner	Senior Vice President and Controller of New York Life since September 2017; Senior Vice President and Controller, NYLIAC, since September 2017; Director, NYLIAC, since January 2013.
Francis M. Harte
Senior Vice President and Chief Financial Officer of New York Life
Investments division of New York Life since May 2014. Senior Managing
Director and Chief Financial Officer of New York Life Investment
Management Holdings LLC since May 2014. Director of NYLIAC since
June 2015; Audit Committee Chairman of NYLIAC since June 2021;
Audit Committee member of NYLIAC, from November 2017 to present.
Senior Vice President of NYLIAC since April 2015.

Thomas A. Hendry
Senior Vice President and Treasurer of New York Life since July 2012;
Senior Vice President and Treasurer of NYLIAC since August 2012.
Director of NYLIAC since June 2015; Audit Committee member of
NYLIAC since April 2016.

Jodi Kravitz
Chief Financial Officer of the Foundational Business of New York Life
since April 2024; Senior Vice President & Actuary of New York Life since
February 2020. Previously Vice President & Actuary from February 2012 to February 2020. Director, member of the Audit Committee, and
Investment Committee of NYLIAC since June 2021; Senior Vice
President & Actuary of NYLIAC since June 2020. Previously Vice
President & Actuary of NYLIAC from February 2012 to February 2020.

Anthony R. Malloy
Executive Vice President and Chief Investment Officer of New York Life
since July 2018.  Mr. Malloy is also Chief Executive Officer of NYL
Investors LLC, the firm’s insurance asset management subsidiary. He has held roles of increasing responsibility since joining New York Life in
1999. He is a member of New York Life’s Executive Management
Committee since January 2017. Director and a member of the
Investment Committee, Executive Vice President, and Chief Investment
Officer of NYLIAC since August 2020. He became Chair of the NYLIAC
Investment Committee in December 2020.

Michael K. McDonnell
Senior Vice President & General Counsel of New York Life since
September 2022. Previously, Senior Vice President, Deputy General
Counsel and Chief Insurance Counsel from January 2022 to September
2022; Senior Vice President and Deputy General Counsel from
September 2021 to February 2022; Vice President & Associate General
Counsel from September 2016 to September 2021. He is a member of
New York Life’s Executive Management Committee since January 2024.
He is also Senior Vice President, General Counsel and Chief Legal
Officer of NYLIAC since November 2022. He served as Senior Vice
President and Chief Legal Officer of NYLIAC from January 2022 to
November 2022; Vice President & Associate General Counsel of
NYLIAC from June 2020 to January 2022.

Amy Miller
Senior Vice President, Deputy General Counsel and Secretary of New
York Life since September 2016 and held roles of increasing
responsibility since joining in 2006. She is a member of New York Life’s
Executive Management Committee since January 2024. Director of
NYLIAC since June 2015. Senior Vice President, Deputy General
Counsel and Assistant Secretary of NYLIAC since June 2020. Previously served as a member of the Audit Committee from January 2017 to April
2019.

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Officers:	Positions During Last Five Years:
Colleen A. Meade
Associate General Counsel of New York Life since March 2016;
Assistant Secretary of New York Life since February 2018. Associate
General Counsel and Secretary of NYLIAC since June 2019; Associate
Legal Officer and Secretary of NYLIAC from May 2016 to June 2019.

Sandra G. Tillotson
Senior Vice President and Chief Compliance Officer of New York Life
since January 2023. She was previously Senior Vice President of New
York Life from February 2020 to January 2023; Vice President of New
York Life from November 2018 to February 2020. She is the Senior Vice
President and Chief Compliance Officer of NYLIAC since January 2023;
Senior Vice President of NYLIAC since June 2020; and Vice President &
Legal Officer of NYLIAC from June 2017 to June 2020.

The Principal business address for all the Directors and Officers is 51 Madison Avenue, New York, New York 10010
THE FIXED ACCOUNT

The Fixed Account is supported by the assets in NYLIAC’s General Account, which includes all of NYLIAC’s assets except those assets specifically allocated to the Separate Account. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provisions. NYLIAC has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
Interest Crediting
NYLIAC guarantees that it will credit interest at an annual rate of at least 4% to values in or transferred to the Fixed Account under the policies. NYLIAC may, at its sole discretion, credit a higher rate of interest to the Fixed Account, or to amounts allocated or transferred to the Fixed Account. The interest rate will be set by NYLIAC and can change daily. The interest rate may differ for loaned and non-loaned amounts in the Fixed Account.
Transfers to Investment Divisions and to the Fixed Account
Amounts may be transferred from the Fixed Account to the Investment Divisions, subject to the following conditions.
●
Maximum Transfer. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is the greater of $5,000 or 20% of the value in the Fixed Account at the beginning of the Policy Year. This means, for example if you have $50,000 in the Fixed Account, it will take you 8 years to transfer out the entire amount.
●
Minimum Transfer. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the value in the Fixed Account. In most states, we will consider transfers of amounts less than this minimum.
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Minimum Remaining Value. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, we have the right to include that amount in the transfer. (This will apply even in cases in which you have reached the Maximum Transfer amount outlined above.)
●
Transfer Charge. We may impose a charge of up to $30 per transfer for each transfer after the first twelve in any Policy Year. We will deduct this charge from accounts in the Investment Divisions and amounts not held as collateral for a loan in the Fixed Account in proportion to amounts in these Allocation Alternatives. We will not count any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Rebalancing, and Interest Sweep options as a transfer toward the twelve transfer limit.
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●
How to request a transfer:
(1)
submit your request in writing in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing);
(2)
speak to a customer service representative at 1-800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. Eastern Time; or
(3)
make your request online by logging into www.newyorklife.com or through the New York Life mobile application.
We do not currently accept faxed or e-mailed transfer requests, however we reserve the right to accept them at our discretion. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. (Eastern Time), or received on a non-Business Day, will be priced as of the next Business Day. See HOW TO REACH US FOR POLICY SERVICES for more information.
We reserve the right to limit transfers from the Investment Divisions to the Fixed Account after the first two Policy Years. In New Jersey and New York, after the first two Policy Years, you may not make more than 12 transfers to the Fixed Account in any one Policy Year. You should review your policy for further details. Certain limits apply to transfers into and out of Investment Divisions. See CASH VALUE AND CASH SURRENDER VALUE—Limits on Transfers.
See the policy for details and a description of the Fixed Account.
DISTRIBUTION AND COMPENSATION ARRANGEMENTS

NYLIFE Distributors, the underwriter and distributor of the policies, is registered with the SEC and FINRA as a broker-dealer. The firm is an indirect wholly-owned subsidiary of NYLIC, and an affiliate of NYLIAC. Its principal business address is 30 Hudson Street, Jersey City, New Jersey 07302.
The policies were sold by registered representatives of NYLIFE Securities, a broker-dealer that is an affiliate of NYLIFE Distributors, and by registered representatives of unaffiliated broker-dealers. Your registered representative is also a licensed insurance agent with NYLIC. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by NYLIC or its affiliates and products provided by other companies.
The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements have the potential to influence the recommendations made by your registered representative or broker-dealer. The maximum commissions payable to a broker-dealer in the first 30 years are equivalent to the present value of an annual commission rate for 30 years of 6.9% per year. This figure is a percentage of planned annual premiums of $2,750 and assumes a discount rate of 6%. Additional assumptions for VUL policies are Male Issue Age 36, issued Preferred, with an initial face amount of $250,000. Broker-dealers receive commission not to exceed 50% of the premiums paid up to a policy’s Target Premium during Policy Year 1, 8% in Policy Year 2, 6.25% in Policy Years 3 and 4, 6.5% in Policy Years 5 and 6, 5.5% in Policy Year 7, 5.0% in Policy Years 8-10, 3.5% in Policy Years 11-15, plus 3.5% of premiums paid in excess of such amount in Policy Years 1-15. The “Target Premium” is the calculation of the maximum commission payable based on the insured’s age at the inception of the policy, gender, and face amount of the policy. Broker-dealers may also receive an allowance for expenses that ranges generally from 0% to 41% of first year premiums.
The total commissions paid during the fiscal year ended December 31, 2024, 2023 and 2022 were $128,954, $722,629 and $702,674, respectively. NYLIFE Distributors did not retain any of these commissions.
NYLIC also has other compensation programs where registered representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by NYLIC or its affiliates. NYLIFE Securities registered representatives who are members of the General
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Office management team receive compensation based on a number of sales-related incentive programs designed to compensate for education, supervision, training, and recruiting of agents.
Unaffiliated broker-dealers may receive sales support for products manufactured and issued by New York Life or its affiliates from Brokerage General Agents (“BGAs”) who are not employed by NYLIC. BGAs receive commissions on the policies based on a percentage of the commissions the registered representative receives and an allowance for expenses based on first year premiums paid.
NYLIFE Securities registered representatives can qualify to attend NYLIC-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by NYLIC depends on the sale of products manufactured and issued by NYLIC or its affiliates.
NYLIAC has discontinued sales of these policies. Premium payments on existing policies, however, are accepted on a continuous basis.
FEDERAL INCOME TAX CONSIDERATIONS

Our Intent
Our intent in the discussion in this section is to provide general information about federal income tax considerations related to the policies. This is not an exhaustive discussion of all tax questions that might arise under the policies. This discussion is not intended to be tax advice for you. Tax results may vary according to your particular circumstances, and you may need tax advice in connection with the purchase or use of your policy.
The discussion in this section is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). We have not included any information about applicable state or other tax laws (except as noted in “Other Tax Considerations” below). Further, you should note that tax law changes from time to time. We do not know whether the treatment of life insurance policies under federal income tax or estate or gift tax laws will continue. Future legislation, regulations, or interpretations could adversely affect the tax treatment of life insurance policies. Lastly, there are many areas of the tax law where minimal guidance exists in the form of Treasury Regulations or Revenue Rulings. You should consult a tax advisor for information on the tax treatment of the policies, for the tax treatment under the laws of your state, or for information on the impact of proposed or future changes in tax legislation, regulations, or interpretations.
The ultimate effect of federal income taxes on values under the policy and on the economic benefit to you or the Beneficiary depends upon NYLIAC’s tax status, upon the terms of the policy, and upon your circumstances.
Tax Status of NYLIAC and the Separate Account
NYLIAC is taxed as a life insurance company under Subchapter L of the IRC. The Separate Account is not a separate taxable entity from NYLIAC and we take its operations into account in determining NYLIAC’s income tax liability. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. All investment income and realized net capital gains on the assets of the Separate Account are reinvested and taken into account in determining policy Cash Values, and are automatically applied to increase the book reserves associated with the policies. Under existing federal income tax law, neither the investment income nor any net capital gains of the Separate Account, are taxed to NYLIAC to the extent those items are applied to increase tax-deductible reserves associated with the policies.
Charges for Taxes
We impose a federal tax charge equal to 1.25% of premiums received under the policy to compensate us for taxes we have to pay under Section 848 of the IRC in connection with our receipt of premiums under Non-Qualified Policies. We may increase this charge to reflect changes in the IRC or otherwise to reflect changes in the taxes we owe. See CHARGES UNDER THE POLICY-Deductions from Premium Payments for additional information. No other charge is currently made to the Separate Account for our federal income taxes that may be attributable to the Separate Account. In the future, we may impose a charge for our federal income taxes that are attributable to the Separate
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Account. In addition, depending on the method of calculating interest on amounts allocated to the Fixed Account, we may impose a charge for the policy’s share of NYLIAC’s federal income taxes attributable to the Fixed Account.
Under current laws, we may incur state or local taxes other than premium taxes (including income, franchise and capital taxes) in several states and localities. At present we do not charge the Separate Account for these taxes. We, however, reserve the right to charge the Separate Account for the portion of such taxes, if any, attributable to the Separate Account or the policies.
Diversification Standards and Control Issues
In addition to other requirements imposed by the IRC, a policy will qualify as life insurance under the IRC if the diversification requirements of IRC Section 817(h) are satisfied by the Separate Account. We intend for the Separate Account to comply with IRC Section 817(h) and related regulations. To satisfy these diversification standards, the regulations generally require that on the last day of each calendar quarter, no more than 55% of the value of a Separate Account’s assets can be represented by any one investment, no more than 70% can be represented by any two investments, no more than 80% can be represented by any three investments, and no more than 90% can be represented by any four investments. For purposes of these rules, all securities of the same issuer generally are treated as a single investment, but each U.S. Government agency or instrumentality is treated as a separate issuer. Under a “look through” rule, we are able to meet the diversification requirements by looking through the Separate Account to the underlying Eligible Portfolio. Each of the Funds has committed to us that the Eligible Portfolios will meet the diversification requirements.
The IRS has stated in published rulings that a variable policyowner will be considered the owner of Separate Account assets if he or she possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In those circumstances, income and gains from the Separate Account assets would be includable in the variable policyowner’s gross income. In connection with its issuance of temporary regulations under IRC Section 817(h) in 1986, the Treasury Department announced that such temporary regulations did not provide guidance concerning the extent to which policyowners could be permitted to direct their investments to particular Investment Divisions of a separate account and that guidance on this issue would be forthcoming. Regulations addressing this issue have not yet been issued or proposed. The ownership rights under your policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of Separate Account assets. For example, you have additional flexibility in allocating premium payments and policy Cash Values. These differences could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or ruling which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the policy, as deemed appropriate by us, to attempt to prevent you from being considered the owner of your policy’s pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Eligible Portfolios will continue to be available, will be able to operate as currently described in the Fund prospectuses, or that a Fund will not have to change an Eligible Portfolio’s investment objective or investment policies.
Life Insurance Status of Policy
We believe that the policy meets the statutory definition of life insurance under IRC Section 7702 and that you and the Beneficiary of your policy, subject to the discussion below under “IRC Section 101(j)— Impact on Employer-Owned Policies,” will receive the same federal income tax treatment as that accorded to owners and beneficiaries of fixed benefit life insurance policies. Specifically, subject to the discussion below under “IRC Section 101(j)— Impact on Employer-Owned Policies,” we believe that the Life Insurance Benefit under your policy will be excludable from the gross income of the Beneficiary subject to the terms and conditions of Section 101(a)(1) of the IRC. Pursuant to Section 101(g) of the IRC, amounts received by the policyowner may also be excludable from the policyowner’s gross income when the Primary Insured has a terminal illness and benefits are paid under the Living Benefits Rider. (Life insurance benefits under a “modified endowment contract” as discussed below are treated in the same manner as life insurance benefits under life insurance policies that are not so classified.)
In addition, unless the policy is a “modified endowment contract,” in which case the receipt of any loan under the policy may result in recognition of income to the policyowner, we believe that the policyowner will not be deemed to be in constructive receipt of the Cash Values, including increments thereon, under the policy until proceeds of the policy
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are received upon a surrender of the policy or a partial withdrawal or, in certain circumstances where there is an existing policy loan, upon a surrender or lapse of the policy.
We reserve the right to make changes to the policy if we think it is appropriate to attempt to assure qualification of the policy as a life insurance contract. If a policy were determined not to qualify as life insurance, the policy would not provide the tax advantages normally provided by life insurance.
IRC Section 101(j)— Impact on Employer-Owned Policies
For an “employer-owned life insurance contract” issued after August 17, 2006 (unless issued in a 1035 exchange for a contract originally issued prior to that date where the new contract is not materially different from the exchanged contract), if certain specific requirements described below are not satisfied, IRC Section 101(j) generally requires policy beneficiaries to treat death proceeds paid under such contract as income to the extent such proceeds exceed the premiums and other amounts paid by the policyholder for the contract. This rule of income inclusion will not apply if, before the policy is issued, the employer-policyholder provides certain written notice to and obtains certain written consents from insureds (who must be United States citizens or residents) in circumstances where:
(1)
the insured was an individual who was an employee within 12 months of their death;
(2)
the insured was a “highly compensated employee” at the time the contract was issued. In general, highly compensated employees for this purpose are more than 5 percent owners, employees who for 2025 received compensation in excess of $155,000 in 2024 (or who for 2026 received in excess of $160,000 in 2025), directors and anyone else in the top 35 percent of employees based on compensation;
(3)
the death proceeds are paid to a family member of the insured (as defined under Code Section 267 (c)(4)), an individual who is a designated beneficiary of the insured under the policy (other than the policyholder), a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate; or
(4)
the death proceeds are used to buy an equity interest in the policyholder from the family member, beneficiary, trust or estate.
Policyholders that own one or more contracts subject to 101(j) will also be subject to annual reporting and record-keeping requirements. In particular, such policyholders must file Form 8925 annually with their U.S. income tax return.
If the contract is issued in a 1035 exchange of another employer-owned life insurance contract that satisfied the notice and consent requirements referred to above or that predated the effective date of Section 101(j), you should discuss with your legal and tax advisors whether and to what extent a new notice and consent are required in connection with this exchange.
You should consult with your tax advisor to determine whether and to what extent 101(j) may apply to the policy. Assuming this provision applies, you should, to the extent appropriate (in consultation with your tax advisor), take the necessary steps, before you acquire the policy, to ensure that the income inclusion rule described above does not apply to the policy.
Modified Endowment Contract Status
Internal Revenue Code Section 7702A defines a class of life insurance policies referred to as modified endowment contracts. Under this provision, the policies will be treated for tax purposes in one of two ways. Policies that are not classified as modified endowment contracts will be taxed as conventional life insurance policies, as described below. Taxation of pre-death distributions (including loans) from policies that are classified as modified endowment contracts is somewhat different, as described below.
A life insurance policy becomes a “modified endowment contract” if, at any time during the first seven policy years, the sum of actual premiums paid exceeds the sum of the “seven-pay premium.” Generally, the “seven-pay premium” is the level annual premium, such that if paid for each of the first seven policy years, will fully pay for all future life insurance and endowment benefits under a life insurance policy. For example, if the “seven-pay premium” was $1,000, the maximum premium that could be paid during the first seven policy years to avoid “modified endowment” treatment would be $1,000 in the first year, $2,000 through the first two years and $3,000 through the first three years, etc. Under this test, a policy may or may not be a modified endowment contract, depending on the amount of premium
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paid during each of the policy’s first seven years. A policy received in exchange for a modified endowment contract will be taxed as a modified endowment contract even if it would otherwise satisfy the seven-pay test.
Certain changes in the terms of a policy, including a reduction in life insurance benefits will require a policy to be retested to determine whether the change has caused the policy to become a modified endowment contract. A reduction in Life Insurance Benefits will require retesting if it occurs within seven years after the beginning of the test period. In addition, if a “material change” occurs at any time while the policy is in force, a new seven-pay test period will start and the policy will need to be retested to determine whether it continues to meet the seven-pay test. A “material change” generally includes increases in life insurance benefits, but where applicable does not include an increase in life insurance benefits which is attributable to the payment of premiums necessary to fund the lowest level of life insurance benefits payable during the first seven Policy Years, or which is attributable to the crediting of interest with respect to such premiums.
Because the policy provides for flexible premiums, NYLIAC has instituted procedures to monitor whether, under our current interpretation of the law, increases in Life Insurance Benefits or additional premiums cause either the start of a new seven-year test period or the taxation of distributions and loans. All additional premiums will be considered in these determinations.
If a policy fails the seven-pay test, all distributions (including loans) occurring in the Policy Year of failure and thereafter will be subject to the rules for modified endowment contracts. A recapture provision may also apply to loans and distributions that are received in anticipation of failing the seven-pay test. Under the IRC, any distribution or loan made within two years prior to the date that a policy fails the seven-pay test is considered to have been made in anticipation of the failure.
Any amounts distributed under a “modified endowment contract” (including proceeds of any loan) are taxable to the extent of any accumulated income in the policy. Penalty taxes may apply to such taxable amounts as well. In general, the amount that may be subject to tax is the excess of the Cash Value (both loaned and unloaned) over the previously unrecovered premiums paid.
For purposes of determining the amount of income received upon a distribution (or loan) from a modified endowment contract, the IRC requires the aggregation of all modified endowment contracts issued to the same policyowner by an insurer and its affiliates within the same calendar year. Therefore, loans and distributions from any one such policy are taxable to the extent of the income accumulated in all the modified endowment contracts required to be so aggregated.
If any amount is taxable as a distribution of income under a modified endowment contract (as a result of a policy surrender, a partial withdrawal, or a loan), it may also be subject to a 10% penalty tax under IRC Section 72(v). Limited exceptions from the additional penalty tax are available for certain distributions to individuals who own policies. The penalty tax will not apply to distributions: (i) that are made on or after the date the taxpayer attains age 591/2; or (ii) that are attributable to the taxpayer’s becoming disabled; or (iii) that are part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and his or her beneficiary.
Status of the Policy After the Insured Is Age 95 (For Policies Issued After May 1, 1995)
The policy provides that your policy matures on the policy anniversary on which the insured is age 95. Beginning on this maturity date, the Face Amount of your policy, as shown on the Policy Data Page, will no longer apply. Instead, your Life Insurance Benefit will equal the Cash Value of your policy less any loans and any interest due on loans. The IRS has not issued final guidance on the status of a life insurance policy after the insured becomes age 95. There is a risk that the policy may not qualify as life insurance under the Federal tax law after the insured becomes age 95 and that the policyowner may become subject to adverse tax consequences at that time. For this reason, a tax advisor should be consulted about the advisability of continuing the policy after the insured becomes age 95. For some policies, a similar risk arises after the insured becomes age 100, in which case a tax advisor should be consulted about the advisability of continuing the policy after the insured becomes age 100.
Policy Surrenders and Partial Withdrawals
Upon a full surrender of a policy for its Cash Surrender Value, you will recognize ordinary income for federal tax purposes to the extent that the Cash Value less surrender charges and any uncollected additional contract charges,
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exceeds the investment in your policy (the total of all premiums paid but not previously recovered plus any other consideration paid for the policy). The tax consequences of a partial withdrawal from your policy will depend upon whether the partial withdrawal results in a reduction of future benefits under your policy and whether your policy is a modified endowment contract. If upon a full surrender of a policy the premium payments made exceed the surrender proceeds plus the amount of any outstanding loans, you will recognize a loss, which is not deductible for federal income tax purposes.
If your policy is not a modified endowment contract, the general rule is that a partial withdrawal from a policy is taxable only to the extent that it exceeds the total investment in the policy. An exception to this general rule applies, however, if a reduction of future benefits occurs during the first fifteen years after a policy is issued and there is a cash distribution associated with that reduction. In such a case, the IRC prescribes a formula under which you may be taxed on all or a part of the amount distributed. After fifteen years, cash distributions from a policy that is not a modified endowment contract will not be subject to federal income tax, except to the extent they exceed the total investment in the policy. We suggest that you consult with a tax advisor in advance of a proposed decrease in face amount or a partial withdrawal.
3.8 Percent Medicare Tax on Certain Investment Income
In general, a tax of 3.8 percent will apply to net investment income (“NII”) received by an individual taxpayer to the extent his or her modified adjusted gross income (“MAGI”) exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes (i) gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan) and (ii) net gain attributable to the disposition of property. Such NII (as well as gross income from tax qualified plans) will also increase a taxpayer’s MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. In 2012, the IRS and the Treasury Department issued guidance regarding this new tax in the form of proposed regulations, which were finalized in 2013. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received in connection with the surrender of this policy, distributions or withdrawals from this policy or the exercise of other rights and features under this policy (including policy loans).
Policy Loans and Interest Deductions
We believe that under current law any loan received under your policy will be treated as Policy Debt to you and that, unless your policy is a modified endowment contract, no part of any loan under your policy will constitute income to you. If your policy is a modified endowment contract (see discussion above) loans will be fully taxable to the extent of the income in the policy (and in any other contracts with which it must be aggregated) and could be subject to the additional 10% penalty tax described above.
Internal Revenue Code Section 264 provides that interest paid or accrued on a loan in connection with a policy is generally nondeductible. Certain exceptions apply, however, with respect to policies covering key employees. In addition, in the case of policies not held by individuals, special rules may limit the deductibility of interest on loans that are not made in connection with a policy. We suggest consultation with a tax advisor for further guidance.
In addition, if your policy lapses or you surrender it with an outstanding loan, and the amount of the loan plus the Cash Surrender Value is more than the sum of premiums you paid, you will generally be liable for taxes on the excess. Such amount will be taxed as ordinary income. A 10% penalty tax may apply as well. Finally, it is possible that a loan could be treated as a taxable distribution if there is no spread or a very small spread between the interest rate charged on the loan and the interest rate credited to the loaned amount.
Exchanges, Sales or Assignments of Policies
If you change the policyowner or exchange or assign your policy, it may have significant tax consequences depending on the circumstances. An assignment, sale or exchange of the policy may result in taxable income and tax penalties to you. Further, IRC Section 101(a) provides, subject to certain exceptions, that where a policy has been transferred for value, only the portion of the life insurance benefit which is equal to the total consideration paid for the policy may be excluded from gross income. Based on IRS guidance, amounts received in excess of the consideration paid for the policy may be taxed as ordinary income to the extent of the amount of gain that would have been realized
49

had the policy been surrendered. Based on the same guidance, amounts received in excess of that amount would be taxed as a capital gain. If you sell your policy in a reportable policy sale, the Tax Cuts and Jobs Act of 2017 imposes new information reporting requirements on the purchaser and the policy issuer. Under these new reporting requirements, certain information related to the sale may be required to be reported to the IRS and to the seller. For complete information with respect to policy assignments, sales and exchanges, a qualified tax advisor should be consulted.
Tax-Free “Section 1035” Insurance Policy Exchanges
Generally, you can exchange one life insurance policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code (“IRC”). However, because we have discontinued sales of this policy, you may not exchange another policy for the one described in this prospectus. As a general matter, you should compare both policies carefully before making any exchange. You should also remember that if you exchange one policy for another, you might have to pay a surrender charge on your old policy. The new policy may also have a new surrender charge period, charges that may be higher (or lower), and benefits that may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for a new one unless you determine, after knowing all of the facts that the exchange is in your best interest.
Living Benefits Rider (Also Known as Accelerated Benefits Rider)
A Living Benefits Rider is available in connection with the policy. Amounts received under this rider will generally be excludable from your gross income under Section 101(g) of the IRC. The exclusion from gross income will not apply, however, if you are not the Primary Insured and you have an insurable interest in the life of the Primary Insured either because the Primary Insured is your director, officer, or employee, or because the Primary Insured has a financial interest in a business of yours.
In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet certain technical aspects of the definition of “life insurance contract” under the IRC. We reserve the right (but we are not obligated) to modify the rider to conform with requirements the IRS may prescribe.
Withholding
Under Section 3405 of the IRC, withholding is generally required with respect to certain taxable distributions under insurance policies. In the case of periodic payments (payments made as an annuity or on a similar basis), the withholding is at graduated rates (as though the payments were employee wages) based on the information you furnish on Form W-4P. With respect to non-periodic distributions, the withholding is at a flat rate of 10% unless you request a different rate of withholding on Form W-4R. You can elect to have either non-periodic or periodic payments made without withholding except where your tax identification number has not been furnished to us, or where the IRS has notified us that a tax identification number is incorrect.
Different withholding rules apply to payments made to U.S. citizens living outside the United States and to non-U.S. citizens living outside of the United States. U.S. citizens who live outside of the United States generally are not permitted to elect not to have federal income taxes withheld from payments. Payments to non-U.S. citizens who are not residents of the United States generally are subject to 30% withholding, unless an income tax treaty between their country of residence and the United States provides for a lower rate of withholding or an exemption from withholding.
Under the Foreign Account Tax Compliance Act ("FATCA"), as reflected in Sections 1471 through 1474 of the IRC, U.S. withholding agents (such as NYLIAC) may be required to obtain certain information to establish the U.S. or non-U.S. status of its account or contract holders (e.g., a Form W-9 or W-8BEN may be required) and perform certain due diligence to ensure that information is accurate. In certain cases, if this information is not obtained, withholding agents, such as NYLIAC may be required to withhold at a 30% rate on certain payments.
Business Uses of Policy
Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the
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particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax advisor.
Non-Individual Owners and Business Beneficiaries of Policies
If a policy is owned or held by a corporation, trust or other entity that is not a natural person, this could jeopardize some or all of such entity’s interest deduction under IRC Section 264, even where such entity’s indebtedness is in no way connected to the policy. In addition, under IRC Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, the policy could be treated as held by the business for purposes of the IRC Section 264(f) entity-holder rules. A qualified tax advisor should be consulted before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.
Split-Dollar Arrangements
The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.
Additionally, the Sarbanes-Oxley Act of 2002 prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes. Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.
Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.
Tax Shelter Regulations
Prospective owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.
Other Tax Considerations
The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law.
The individual situation of each Policyowner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.
For 2025, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $13,990,000, as adjusted for inflation, and 40%, respectively. The 2026 exemption amount is currently set to change to a substantially lower amount (expected to be approximately $7,000,000) if no legislation is enacted that would extend current law beyond 2025.
The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
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Life Insurance Purchases by Residents of Puerto Rico
In Rev. Rule 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.
ADDITIONAL PROVISIONS OF THE POLICY

Reinstatement Option
For a period of five (5) years after termination, and during the Insured’s lifetime, you can send a written request in Good Order that we reinstate the policy to one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). We will not reinstate the policy if it has been returned for its Cash Surrender Value. Note that a termination and later reinstatement may cause the policy to become a modified endowment contract.
Before we will reinstate the policy, we must also receive the following:
(1)
A payment in an amount which is sufficient to keep the policy in force for at least 3 months. This amount will consist of any amount necessary to bring the Net Cash Value above zero plus three monthly deductions (and any monthly deduction charges due and unpaid at time of lapse) multiplied by a factor in order to account for premium expenses and surrender charges. If the policy lapses before and is reinstated after the first policy anniversary, we must also receive an amount equal to 150% of any deferred contract charge not previously deducted. This payment will be in lieu of the payment of all premiums in arrears;
(2)
Any unpaid loan must be repaid or deducted from the Cash Value of the reinstated policy, together with loan interest at 6% compounded once each year from the end of the late period to the date of reinstatement. If a policy loan interest rate of less than 6% is in effect when the policy is reinstated, the interest rate for any unpaid loan at the time of reinstatement will be the same as the policy loan interest rate; and
(3)
Evidence of insurability satisfactory to us if the reinstatement is requested more than 31 days after termination.
We will apply your payment to the Investment Divisions and/or the Fixed Account as of the Business Day we receive it and in accordance what your instructions at the time you make such payment. Payments received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. (Eastern Time) on any Business Day, or any non-Business Day, will be credited on the next Business Day.
The effective date of reinstatement will be the Monthly Deduction Day on or following the date we approve the request for reinstatement that we receive in Good Order. The approval for reinstatement is contingent upon our receipt from you of the reinstatement payment, which is the amount specified in (1) above.
If we reinstate your policy, the face amount for the reinstated policy will be the same as it would have been if the policy had not terminated.
The Cash Value of the reinstated policy will be the Cash Value at the time the policy lapsed plus the reinstatement payment net of administrative expenses, less any monthly deduction charges due and unpaid at time of lapse, less the difference between the surrender charge assessed at the time of the lapse and the surrender charge that applies at the time the policy is reinstated.
Additional Benefits Provided By Riders
The policy can include additional benefits that we approve based on our standards and limits for issuing insurance and classifying risks. None of these benefits depends on the investment performance of the Separate Account or the Fixed Account. An additional benefit is provided by a rider and is subject to the terms of both the policy and the rider. There is generally an additional charge for each rider you elect. The following riders are available.
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Accidental Death Benefit Rider
This rider provides an additional death benefit if the Primary Insured’s death was caused directly, and apart from any other cause, by accidental bodily injury. We will pay the additional death benefit if the Primary Insured dies within one year of such accident. No benefit is payable under the rider if the death of the Primary Insured occurs before the Primary Insured’s first birthday or after the policy anniversary on which the Primary Insured is age 70. There is an additional charge for this rider.
Children’s Insurance Rider
This rider provides a level term insurance benefit on the child, stepchild, or legally adopted child of the Primary Insured (a “covered child”) who is proposed and accepted for coverage. A child born to, or legally adopted by, the Primary Insured while the rider is in effect is also a covered child. For a child to be covered under this rider, he or she must be age 18 or under when this rider is issued, or when that child would otherwise be covered. No child is covered under the rider, however, until the 15th day after birth.
When you apply for this rider, you must specify how many units of insurance coverage will apply to each covered child. You may purchase 1 to 25 units of coverage on each covered child. Each unit provides $1,000 of level term insurance. The number of units must be the same for each child. Each child covered under this rider is issued in a standard risk class.
If the Primary Insured dies while this rider is in effect, the term insurance on each covered child will continue at no additional cost. This is known as paid-up insurance. Although paid-up insurance has no loan value, it does have cash value and can be surrendered for its cash value.
The term insurance coverage, or the paid-up insurance, on each covered child will end on the earlier of:
●
the policy anniversary on which the covered child is age 25; and
●
the policy anniversary on which the Primary Insured is, or would have been, age 65.
Within 31 days after the date on which the term insurance coverage ends, you or the covered child can convert the term insurance to any permanent plan of insurance we offer, without any evidence of insurability. The maximum face amount of the new policy is five times the amount of the term insurance coverage on the covered child. The premium rates for the new policy will be based on the age and sex of the covered child, and our premium rates in effect on the date of conversion. To convert this rider, you must send a completed Children’s Insurance Rider form in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus.
There is an additional charge for this rider.
Guaranteed Insurability Rider
This rider allows you to purchase additional insurance coverage on the Primary Insured, on a scheduled option date or alternate option date, without providing any evidence of insurability. The additional insurance coverage can either be a new policy on the life of the Primary Insured or an increase to the existing policy’s face amount.
Scheduled option dates are the policy anniversaries on which the Primary Insured is age 22, 25, 28, 31, 34, 37, 40, 43, and 46. An alternate option date is the Monthly Deduction Day on or following the date that is three months after any of these events:
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the marriage of the Primary Insured;
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the birth of a living child to the Primary Insured; or
●
the legal adoption of a child by the Primary Insured.
If elected, the new policy or increase in face amount will take effect as of a scheduled or alternate option date. This date will always be a Monthly Deduction Day. When one of the events that would trigger an alternate option date occurs, we will automatically provide term insurance on the Primary Insured in an amount equal to the maximum amount you are eligible to purchase on the alternate option date. This term insurance coverage will begin on the date that the event which triggers the alternate option date occurs until the alternate option date. We do not provide term
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insurance for any period before or after a scheduled option date. If you purchase additional insurance coverage on an alternate option date, you may not purchase additional insurance coverage on the next scheduled option date.
In order to exercise this rider’s benefit on an option date, the rider must be in effect on that date. The minimum amount of additional insurance coverage that you can purchase on each option date is $10,000 and the maximum amount is the Option Amount of the rider, as shown on the Policy Data Pages. This Option Amount must be selected at the time the rider is issued, and it cannot exceed the lesser of $150,000 (or $100,000 if the rider was added prior to May 1, 2008) or a multiple of the policy’s initial face amount based on the Primary Insured’s age when the policy was issued. The multiples are set forth below:
Age At Issue	Multiple
0–21	5 times face amount
22–37	2 times face amount
38–43	1 times face amount
This rider will end on the policy anniversary on which the Primary Insured is age 46. However, if any of the events that trigger an alternate option date occurs within three months before that anniversary, you will continue to have the right to purchase additional insurance coverage until that option date. We will also provide the automatic term insurance coverage up to that option date. To exercise this rider, you must send a completed Guaranteed Insurability Rider form in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus.
There is an additional charge for this rider.
Guaranteed Minimum Death Benefit Rider
We no longer offer this rider for sale. If you previously purchased this rider, however, we will deduct a charge equal to $0.01 per $1000 multiplied by the sum of your policy’s face amount and the face or benefit amount of any riders. The face or benefit amount of a rider is the amount that is multiplied by the cost of insurance rate for that rider.
As long as this rider is in effect and the benefit period has not expired, this rider guarantees that your policy will not lapse even if the policy’s Cash Surrender Value is insufficient to cover the current monthly deduction charges. Under this rider, if your total monthly deduction charges are greater than your policy’s Cash Value, we will deduct as much of the monthly deduction charges from the Cash Value as possible. We will then waive any excess amount of these charges including the charge for this and any other rider. Generally, this rider is available with a benefit period up to the Primary Insured’s age 70, 80, or 95. You can choose any one of these expiry dates as long as the benefit period is at least ten years.
In exchange for the guarantee provided by this rider, you must make certain premium payments into your policy. The premium you must pay under this rider is called the “Monthly Guaranteed Minimum Death Benefit (GMDB) premium.” If you elected this rider, you will find the GMDB premium on the Policy Data Page. The monthly GMDB premium may change if you modify your policy or any of the riders attached to your policy. Although this premium is expressed as a monthly premium, you do not need to pay it on a monthly basis. Rather, we will perform a GMDB premium test each month to determine if you have made enough cumulative premium payments to keep the rider in effect.
GMDB Premium Test (performed on each Monthly Deduction Day)
Cumulative premium payments to date	less	Cumulative partial withdrawals to date	must be at least equal to	Cumulative monthly GMDB premiums from the Policy Date to the date the test is performed
If your policy does not satisfy the GMDB premium test and your policy fails the test by an amount that is more than one monthly GMDB premium, we will notify you that your policy has failed this test. The rider will terminate unless you make a premium payment in an amount necessary to pass the GMDB premium test before the next Monthly Deduction Day. If the rider terminates, we will reinstate it if we receive the required premium payment before the Monthly Deduction Day that follows the date the rider terminated. If the rider terminates during a period when the rider benefit is in effect, your policy will enter the late period and will lapse unless the required payment is made.
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Having this rider affects your ability to take policy loans in the following way:
(a)
If you take a loan during the first two Policy Years, this rider will end.
(b)
After the first two Policy Years, you can take loans within certain limits. On the day you take a loan (or when any unpaid loan interest is charged as an additional loan), the Cash Surrender Value of your policy less the new loan and the amount of any current outstanding loan balance must be greater than the cumulative monthly GMDB premiums required up to the time you take the loan, accumulated at an annual effective interest rate of 6.0% as of that date.
Living Benefits Rider (also known as Accelerated Benefits Rider)
Under this rider, if the Primary Insured has a life expectancy of twelve months or less (six months or less in Michigan), you can request a portion or all of the Policy Proceeds as an accelerated death benefit. You must elect this rider when you apply for your policy or after we issue your policy.
You can elect to receive an accelerated death benefit of 25%, 50%, 75%, or 100% of certain eligible proceeds from your Policy Proceeds. We will pay you an amount equal to the results of the following calculation:

Elected percentage	X	Eligible proceeds	X	Interest factor	-	Administrative fee (up to $150)	-	Elected percentage of an unpaid policy loan
Minimum accelerated benefit amount: $25,000.
Maximum accelerated benefit amount: $250,000 (total for all of your NYLIAC and affiliated companies’ policies).
If you accelerate less than 100% of the eligible proceeds, the remaining face amount of your policy after we pay this benefit must be at least $50,000. We do not permit any subsequent acceleration.
When we make a payment under this rider, we will reduce your policy’s face amount, Surrender Charge Premium, rider death benefits, monthly deductions, Cash Value, and any unpaid policy loan based on the percentage you elected. We will deduct an administrative fee of up to $150 at the time you exercise the rider.
Monthly Deduction Waiver Rider
This rider provides for the waiver of monthly deduction charges if the Primary Insured becomes totally disabled. This rider will end on the policy anniversary on which the Primary Insured is age 65. In the event of the total disability (as defined in the rider), we will waive the following deductions from Cash Value on each Monthly Deduction Day:
●
the monthly cost of insurance for the base policy;
●
the monthly cost of riders, if any; and
●
the monthly contract charge.
You must provide proof that the Primary Insured has been totally disabled for at least six consecutive months before we waive any monthly deduction charges. We will waive the monthly deduction charges as long as the total disability continues. From time to time we may require proof that the Primary Insured is still totally disabled. We will pay for any medical examination necessary in connection with such proof.
In addition, the following special rules apply:
●
If the total disability begins on or before the policy anniversary on which the Primary Insured is age 60 and continues to the policy anniversary on which the Primary Insured is age 65, we will waive the monthly deduction charges under this policy for the remainder of time that the policy is in effect. We will not require any further proof of disability.
●
If the total disability begins after the policy anniversary on which the Primary Insured is age 60, we will waive the monthly deduction charges under this policy while the disability continues but only until the policy anniversary on which the Primary Insured is age 65.
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We will not waive the monthly deduction charges for any disability that begins on or after the policy anniversary on which the Primary Insured is age 65.
There is an additional charge for this rider.
Spouse’s Paid-Up Insurance Purchase Option Rider
This rider allows a spouse who is the Beneficiary under the policy to purchase a new paid-up whole life insurance policy on his or her own life without evidence of insurability when the Primary Insured dies. This rider is included in the policy at no additional cost.
The maximum face amount of the new paid-up whole life policy is the lesser of:
●
the amount of the Policy Proceeds payable under this policy (not including any benefit payable under the Accidental Death Benefit Rider, and before any unpaid loan is deducted); or
●
$5,000,000.
If the Primary Insured’s spouse dies at the same time as the Primary Insured or within 90 days after the Primary Insured’s death and does not exercise the option under this rider, we will pay a benefit to the spouse’s estate equal to the maximum amount of insurance coverage that could have been purchased under this rider, minus the premium payment that would have been required for that insurance.
If someone other than the spouse (including a trust) is the owner and beneficiary under the policy, that person can also exercise the option and purchase a paid-up whole life policy on the life of the spouse. The owner must have an insurable interest in the life of the spouse, and the spouse must consent to the issuance of the new insurance in writing.
Term Insurance on Other Covered Insured Rider
This rider provides term insurance on one or more members of the Primary Insured’s immediate family (generally, the spouse and/or children of the Primary Insured). The Primary Insured can also be covered under this rider.
We refer to any person, including the Primary Insured, who is covered under this rider as an “Other Covered Insured” (OCI). The minimum amount of term insurance that you can apply for under this rider is $25,000.
You can convert the term insurance provided by this rider to any permanent plan of insurance we offer without any evidence of insurability. You can make a conversion on any Monthly Deduction Day prior to the policy anniversary on which the OCI is age 70, provided the policy is in effect. To exercise this rider, you must send a completed form in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus.
The term insurance under this rider will end when the Primary Insured dies. However, provided the rider is in effect and you are not the Primary Insured under the policy, you can convert the term insurance on any living OCI under age 70 to any permanent plan of insurance we offer within 31 days after the Monthly Deduction Day on or following the date of the Primary Insured’s death. The term insurance under this rider will also end if the base policy ends. In no event will this rider continue beyond the policy anniversary on which the Primary Insured is age 95.
There is an additional charge for this rider.
How Policy Proceeds Will Be Paid
While the Insured is living, you may designate how the Policy Proceeds will be paid to the beneficiary. Policy Proceeds can be paid in a lump sum or over time through the various payment options described below.
If you do not specify how Policy Proceeds will be paid, they will be paid in a lump sum. If you elect to have Policy Proceeds paid through one of the payment options described below, the beneficiary will not be able to receive a lump sum.
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Lump Sum Payment
If you specified that the Policy Proceeds be paid in a lump sum, after the death of the insured, the beneficiary can choose among the following methods of payment:
●
We will issue a single check for the amount of the Policy Proceeds; or
●
Policy Proceeds will be paid over time through one of the various payment options described below.
After we are notified of the death of the Insured, the beneficiary will receive a claim form. If no choice is made, we will issue a single check for the amount of the Policy Proceeds.
Payment Options
If you designated that the Policy Proceeds be paid to the beneficiary over time, or if the beneficiary chooses (or elects a payee) to be paid over time, Policy Proceeds will be paid according to one of the following payment options: an Interest Accumulation Option, an Interest Payment Option, or a Life Income Option. (Those receiving payments under these options—whether they are designated by you or the beneficiary—will be referred to as “payees” below.) Under the Interest Accumulation or Interest Payment Options, the payee can withdraw amounts of at least $100 at any time. We will mail a check for the amount of the proceeds to the payee. If the payee requests a withdrawal, and the balance remaining on deposit with us after the withdrawal would be less than $100, we may pay the entire remaining balance in one sum to the payee.
●
Interest Accumulation Option (Option 1 A)
Under this option, the Policy Proceeds will remain on deposit with us until the payee requests a withdrawal. Each year, the balance will earn interest at a rate we reset annually. The interest crediting rate will never be less than 3%. We will pay interest on the sum withdrawn up to the date of the withdrawal.
●
Interest Payment Option (Option 1 B)
Under this option, we will pay interest monthly, quarterly, semi-annually or annually, as directed, on amounts remaining on deposit with us. The balance will earn interest at a rate we reset annually. The interest crediting rate will never be less than 3%.
●
Life Income Option (Option 2) (Not available in Massachusetts and Montana)
Under this option, the Policy Proceeds are applied to the purchase of a single premium life annuity policy that will make equal monthly payments during the lifetime of the payee. The annuity policy is issued when the first premium payment is due. Payments under the annuity will remain level and are guaranteed for a period that you (or the beneficiary, if applicable) specify—5, 10, 15 or 20 years—even if the specified payee dies sooner.
Payments are based on an adjusted annuity premium rate in effect at the time of issue, but will never be less than the corresponding minimum amount shown in the “Option 2” of your policy. Upon request, we will send you (or the beneficiary, if applicable) a statement of the minimum amount of each monthly payment—based on the gender and adjusted age of the payee(s)—before this option is elected.
If the first annuity payment was due in 2016 or after, we will decrease the payee's actual age to arrive at the payee’s adjusted age. Such decreases will result in lower monthly annuity payments to the payee. Adjustments to the payee’s age will be made as follows:
2016-2025	2026-2035	2036 and later
-1	-2	-3
Electing or Changing a Payment Option
While the Insured is living, you can elect or change a payment option. You can also name or change one or more of the beneficiaries who will be payees(s) under that Option. To change your payment option, you must send a written request in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus. After the Insured dies, any person who is to receive proceeds in one sum (other than an assignee) can elect an option and name payees. The person who elects an option can also name one or more successor payees to receive any amount
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remaining at the death of the payee. Naming these payees cancels any prior choice of successor payees. A payee who did not elect the option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payees may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
If we agree, a payee who elects Option 1A, 1B, or 2 may later elect to have any amount we still have, or the present value of any elected payments, placed under some other option described in this section.
Payees
Only individuals who are to receive payments in their own behalf may be named as payees or successor payees, unless we agree otherwise. We may require proof of the age or the survival of a payee.
It may happen that when the last surviving payee dies, we still have an unpaid amount, or there are some payments that remain to be made. If so, we will pay the unpaid amount with interest to the date of payment, or pay the present value of the remaining payments, to that payee’s estate in one sum. The present value of the remaining payments is based on the interest rate used to compute them, and is always less than their sum.
Beneficiary
A Beneficiary is any person(s) and/or entity(ies) you name to receive the death benefit after the Insured dies. You name the Beneficiary when you apply for the policy. There may be different classes of beneficiaries, such as primary and secondary. These classes set the order of payment. There may be more than one Beneficiary in a class.
Who is named as Owner and Beneficiary may impact whether and to what extent the Life Insurance Benefit may be received on a tax-free basis. See the discussion under FEDERAL INCOME TAX CONSIDERATIONS—Life Insurance Status of Policy—IRC Section 101(j)—Impact on Employer-Owned Policies for more information.
To change a revocable beneficiary while the insured is living, you must send a written request in Good Order to us to the VPSC at one of the addresses listed on the first page of this prospectus or any such other address that we indicate to you in writing. Generally, the change will take effect as of the date the request is signed. If no Beneficiary is living when the Insured dies, unless provided otherwise, the Death Benefit is paid to the policyowner or, if deceased, the policyowner’s estate.
When We Pay Proceeds
If the policy is still in effect, NYLIAC will pay any Cash Surrender Value, loan proceeds, partial withdrawals, or the death benefit proceeds generally within seven days after we receive all of the necessary requirements in Good Order at the VPSC at one of the addresses listed on the first page of this prospectus or any such other address that we indicate to you in writing. But we can delay payment of the Cash Surrender Value or any partial withdrawal from the Separate Account, loan proceeds attributable to the Separate Account, or the death benefit during any period that:
●
It is not reasonably practicable to determine the amount because the NYSE is closed (other than customary weekend and holiday closings), trading is restricted by the SEC, or an emergency exists, or an Eligible Portfolio suspends redemptions pursuant to SEC Rules 2a-7 or 22e-3 under the 1940 Act or otherwise; or
●
The SEC, by order, permits us to delay payment in order to protect our policyowners.
●
Federal laws designed to combat terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy. If these laws apply in a particular situation, we would not be allowed to pay any request for transfers, withdrawals, surrenders, loans, or death benefits. If a policy or account is frozen, the cash value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate federal regulator.
●
If you have submitted a recent check or draft, we have the right to defer payment of any surrender, withdrawal, loan, death benefit proceeds, or payments under a settlement option until such check or draft has been honored.
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We may delay paying any surrender value or loan proceeds on the Fixed Account for up to 6 months from the date the request is received by VPSC at one of the addresses listed on the first page of this prospectus or any such other address that we indicate to you in writing. We can delay payment of the entire death benefit if payment is contested. We investigate all death claims arising within the two-year contestable period. Upon receiving the information from a completed investigation, we generally make a determination within five days as to whether the claim should be authorized for payment. Payments are made promptly after authorization. If payment of a Cash Surrender Value or partial withdrawal value is delayed for 30 days or more, we add interest at an annual rate of 3%. We add interest to a death benefit from the date of death to the date of payment at the same rate as is paid under the Interest Payment Option.
Every state has unclaimed property laws, which generally declare a life insurance policy to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit may be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the insured last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designation, including addresses, if and as they change. Please contact us at (1-800-598-2019) or send a written request in Good Order to NYLIAC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing) to make such changes.
Assignment
While the Insured is living, the policy can be assigned as collateral for a loan or other obligation. For an assignment to be binding on us, we must receive a signed copy of such assignment in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus or any such other address that we indicate to you in writing. We are not responsible for the validity of any assignment.
Transfer of Ownership
The current policy owner (on non-qualified plans) has the right to transfer ownership to another party/entity. The person having the right to transfer the ownership of the policy must do so by using the Company’s approved “Transfer of Ownership” form in effect at the time of the request. When the Company records the change, it will take effect as of the date the form was signed, subject to any payment made or other action taken by the Company before recording. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who becomes the owner of an existing policy. This means the new owner will be required to provide their name, address, date of birth, and other identifying information. A transfer of ownership request also requires that the new owner(s) submit financial and suitability information as well.
Limits on Our Rights to Challenge the Policy
Except for any increases in face amount, other than one due solely to a change in the life insurance benefit option, we must bring any legal action to contest the validity of a policy within two years from its Issue Date (unless a state has different requirements). After that we cannot contest its validity, except for failure to pay premiums unless the Insured died within that two year period. For any increase in the face amount, other than one due solely to a change in the life insurance benefit option, we must bring legal action to contest that increase within two years from the effective date of the increase.
Misstatement of Age or Sex
If the Insured’s age or sex is misstated in the policy application, the Cash Value (except in Pennsylvania), Cash Surrender Value, and the death benefit will be adjusted to reflect the correct age and sex. The death benefit will be adjusted based on what the policy would provide according to the most recent mortality charge for the correct date of birth or correct sex.
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Suicide
If the death of the Primary Insured is a result of suicide within two years (or less where required by law) from the Issue Date (or with respect to an increase in face amount, the effective date of the increase), and while the policy is in force, we pay a limited death benefit in one sum to the Beneficiary. The limited death benefit is the amount of premiums, less any Policy Debt, or amounts withdrawn. For any increases in the face amount, the limited death benefit will be the monthly deductions made for that increase. If the limited death benefit for the entire policy is payable, there will be no additional payment for the increase.
RECORDS AND REPORTS

New York Life or NYLIAC maintains all records and accounts relating to the Separate Account and the Fixed Account. Each year we will mail to you at your last known address of record a report showing the Cash Value, Cash Surrender Value, and outstanding loans (including accrued loan interest) as of the latest policy anniversary. This report contains any additional information required by any applicable law or regulation. We will also mail you a report each quarter showing this same information as of the end of the previous quarter. This quarterly statement reports transactions that you have requested or authorized.
Generally, NYLIAC will immediately mail you confirmation of any transactions involving the Separate Account. However, when we process certain transactions on your behalf involving the Separate Account, including transactions such as: (1) automatic asset rebalancing/reallocation options and Dollar-Cost Averaging Accounts; (2) premium payments initiated through pre-authorized deductions from banks or your employer; and/or (3) other pre-authorized deductions to which we agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive an immediate confirmation statement after each such transaction.
Please review it carefully. If you believe it contains an error, we must be notified within 15 days of the date of the statement. It is important that you inform NYLIAC of an address change so that you can receive these policy statements. (Please refer to the section on “How To Reach Us for Policy Services.”) In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a correct address is obtained. In addition, no new service requests can be processed until a valid current address is provided.
Reports and promotional literature may contain the ratings New York Life and NYLIAC have received from independent rating agencies. Both companies are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody’s Investor’s Services Inc. and Standard and Poor’s. Neither New York Life nor NYLIAC, however, guarantees the investment performance of the Investment Divisions. NYLIAC’s obligations under the policy are subject to its claim-paying ability and financial strength, and are not backed or guaranteed by NYLIC.
LEGAL PROCEEDINGS

NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under federal securities law), and/or other operations. Some of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.
Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC’s operating results for a given year.
FINANCIAL STATEMENTS

The statutory statements of financial position of NYLIAC as of December 31, 2024 and 2023, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2024 (including the report of the independent registered public accounting firm) and each of the investment divisions of the Separate Account’s statements of assets and liabilities as of December 31,
60

2024, and the statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm) are included. The independent registered public accounting firm is PricewaterhouseCoopers LLP.
61

NYLIAC Variable Universal Life Separate Account-I

Financial Statements

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities

As of December 31, 2024

	NYLI VP American Century Sustainable Equity— Initial Class	NYLI VP Balanced— Initial Class	NYLI VP Bond— Initial Class	NYLI VP Candriam Emerging Markets Equity— Initial Class	NYLI VP CBRE Global Infrastructure— Initial Class
ASSETS:
Investment at net asset value	$87,014,391	$21,400,913	$28,685,578	$30,761,344	$2,671,442
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	3,146	14,230	(1,313)	(3,836)	—
Net receivable from (payable to) the Fund for shares sold or purchased	(2,539)	(14,111)	1,558	4,064	1
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	564	106	222	208	1
Administrative charges	43	13	23	20	—

Total net assets	$87,014,391	$21,400,913	$28,685,578	$30,761,344	$2,671,442

Total shares outstanding	8,398,586	1,521,475	2,390,206	3,960,722	358,983

Net asset value per share (NAV)	$10.36	$14.07	$12.00	$7.77	$7.44

Total units outstanding	2,311,465	638,823	1,213,031	2,934,556	261,813

Variable accumulation unit value (lowest to highest)	$35.57 to $38.92	$25.06 to $34.94	$12.19 to $29.92	$9.93 to $10.86	$9.62 to $10.22

Identified cost of investment	$86,379,258	$21,183,051	$33,396,377	$33,080,023	$2,521,390

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	NYLI VP Conservative Allocation— Initial Class	NYLI VP Dimensional U.S. Equity— Initial Class	NYLI VP Epoch U.S. Equity Yield— Initial Class	NYLI VP Equity Allocation— Initial Class	NYLI VP Fidelity Institutional AM® Utilities— Initial Class
ASSETS:
Investment at net asset value	$13,809,242	$159,527,351	$152,577,584	$100,929,837	$61,389,768
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	371	649	647,560	(13,128)	2,968
Net receivable from (payable to) the Fund for shares sold or purchased	(249)	1,479	(646,060)	13,368	(2,729)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	112	1,910	1,361	217	218
Administrative charges	10	218	139	23	21

Total net assets	$13,809,242	$159,527,351	$152,577,584	$100,929,837	$61,389,768

Total shares outstanding	1,325,874	4,934,482	8,461,208	9,624,098	4,887,137

Net asset value per share (NAV)	$10.42	$32.33	$18.03	$10.49	$12.56

Total units outstanding	556,924	1,809,629	3,252,368	2,841,378	1,987,401

Variable accumulation unit value (lowest to highest)	$23.30 to $26.31	$57.32 to $146.20	$33.52 to $53.43	$32.03 to $35.98	$28.77 to $31.48

Identified cost of investment	$14,442,751	$122,480,315	$129,147,937	$99,899,113	$56,735,149

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	NYLI VP Floating Rate— Initial Class	NYLI VP Growth Allocation— Initial Class	NYLI VP Hedge Multi- Strategy— Initial Class	NYLI VP Income Builder— Initial Class	NYLI VP Janus Henderson Balanced— Initial Class
ASSETS:
Investment at net asset value	$43,814,823	$97,035,243	$12,957,796	$65,743,393	$183,549,413
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	6,438	83,227	(1,972)	2,867	(10,547)
Net receivable from (payable to) the Fund for shares sold or purchased	(6,314)	(82,737)	1,982	(2,061)	12,362
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	111	437	9	715	1,681
Administrative charges	13	53	1	91	134

Total net assets	$43,814,823	$97,035,243	$12,957,796	$65,743,393	$183,549,413

Total shares outstanding	5,118,195	9,077,452	1,447,135	4,167,912	11,405,331

Net asset value per share (NAV)	$8.56	$10.69	$8.95	$15.77	$16.09

Total units outstanding	2,063,494	2,909,516	1,361,064	1,482,291	6,047,549

Variable accumulation unit value (lowest to highest)	$17.03 to $22.25	$26.43 to $34.54	$8.87 to $9.55	$30.71 to $60.31	$29.08 to $31.82

Identified cost of investment	$43,345,277	$96,339,529	$12,438,456	$65,974,577	$146,087,060

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	NYLI VP MacKay Convertible— Initial Class	NYLI VP MacKay High Yield Corporate Bond— Initial Class	NYLI VP MacKay Strategic Bond— Initial Class	NYLI VP MacKay U.S. Infrastructure Bond— Initial Class	NYLI VP Moderate Allocation— Initial Class
ASSETS:
Investment at net asset value	$80,980,008	$161,378,217	$28,318,870	$12,034,124	$47,945,053
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(39,382)	(15,480)	(8,921)	(1,046)	591
Net receivable from (payable to) the Fund for shares sold or purchased	40,001	16,544	8,965	1,156	(332)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	572	955	40	99	232
Administrative charges	47	109	4	11	27

Total net assets	$80,980,008	$161,378,217	$28,318,870	$12,034,124	$47,945,053

Total shares outstanding	5,284,211	17,625,598	2,931,560	1,256,040	4,647,370

Net asset value per share (NAV)	$15.32	$9.16	$9.66	$9.58	$10.32

Total units outstanding	1,291,686	3,180,236	1,816,059	599,900	1,636,954

Variable accumulation unit value (lowest to highest)	$31.23 to $78.68	$21.35 to $66.95	$14.38 to $15.71	$11.11 to $24.48	$22.25 to $30.46

Identified cost of investment	$75,137,571	$169,390,010	$28,762,754	$13,347,852	$48,964,938

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	NYLI VP Natural Resources— Initial Class	NYLI VP PIMCO Real Return— Initial Class	NYLI VP PineStone International Equity— Initial Class	NYLI VP S&P 500 Index— Initial Class	NYLI VP Schroders Mid Cap Opportunities— Initial Class
ASSETS:
Investment at net asset value	$45,173,938	$11,609,803	$48,670,628	$886,665,127	$101,066,217
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(23,139)	180	(6,685)	685,536	89,193
Net receivable from (payable to) the Fund for shares sold or purchased	23,305	(138)	7,019	(678,930)	(88,615)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	152	38	302	5,928	530
Administrative charges	14	4	32	678	48

Total net assets	$45,173,938	$11,609,803	$48,670,628	$886,665,127	$101,066,217

Total shares outstanding	3,842,824	1,518,157	4,366,019	8,442,830	10,940,034

Net asset value per share (NAV)	$11.76	$7.65	$11.15	$105.02	$9.24

Total units outstanding	3,439,713	960,393	1,417,721	9,727,185	1,639,312

Variable accumulation unit value (lowest to highest)	$12.22 to $13.37	$11.24 to $12.30	$17.28 to $40.92	$17.51 to $179.07	$53.49 to $66.02

Identified cost of investment	$30,248,988	$13,059,279	$58,086,792	$437,679,966	$111,028,170

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	NYLI VP Small Cap Growth— Initial Class	NYLI VP U.S. Government Money Market— Initial Class	NYLI VP Wellington Growth— Initial Class	NYLI VP Wellington Small Cap— Initial Class	NYLI VP Winslow Large Cap Growth— Initial Class
ASSETS:
Investment at net asset value	$58,216,978	$57,605,632	$286,393,471	$47,807,272	$160,232,556
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	655,530	141,144	6,401	6,008	(46,277)
Net receivable from (payable to) the Fund for shares sold or purchased	(655,012)	(140,823)	(1,589)	(5,774)	47,199
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	475	292	4,266	214	859
Administrative charges	43	29	546	20	63

Total net assets	$58,216,978	$57,605,632	$286,393,471	$47,807,272	$160,232,556

Total shares outstanding	4,891,977	57,599,872	9,288,899	4,868,209	5,187,837

Net asset value per share (NAV)	$11.90	$1.00	$30.83	$9.82	$30.89

Total units outstanding	2,036,789	40,903,375	4,284,112	2,666,465	1,900,980

Variable accumulation unit value (lowest to highest)	$27.29 to $29.86	$1.16 to $1.63	$37.41 to $95.05	$17.15 to $18.22	$55.94 to $98.19

Identified cost of investment	$59,126,572	$57,605,632	$235,423,734	$46,807,230	$127,661,264

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	AB VPS Discovery Value Portfolio— Class A	AB VPS Relative Value Portfolio— Class A	Alger Capital Appreciation Portfolio— Class I-2	American Funds IS Asset Allocation Fund— Class 2	American Funds IS The Bond Fund of America®— Class 2
ASSETS:
Investment at net asset value	$19,818,186	$9,989,503	$4,459,417	$10,541,301	$1,457,703
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	8,258	33,531	72	1,782	51
Net receivable from (payable to) the Fund for shares sold or purchased	(8,191)	(33,508)	(72)	(1,725)	(49)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	62	22	—	51	2
Administrative charges	5	1	—	6	—

Total net assets	$19,818,186	$9,989,503	$4,459,417	$10,541,301	$1,457,703

Total shares outstanding	1,081,779	315,325	38,486	410,967	159,836

Net asset value per share (NAV)	$18.32	$31.68	$115.87	$25.65	$9.12

Total units outstanding	516,934	781,901	26,922	615,378	142,517

Variable accumulation unit value (lowest to highest)	$34.15 to $39.45	$12.57 to $12.81	$71.91 to $171.03	$16.57 to $17.36	$10.05 to $10.24

Identified cost of investment	$19,358,172	$9,317,325	$3,051,021	$10,357,141	$1,507,358

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	American Funds IS Capital World Bond Fund®— Class 2	American Funds IS Global Small Capitalization Fund— Class 2	American Funds IS Growth Fund— Class 2	American Funds IS New World Fund®— Class 2	American Funds IS U.S. Government Securities Fund®— Class 2
ASSETS:
Investment at net asset value	$11,006	$6,714,852	$43,591,047	$22,724,030	$1,563
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(20,102)	44,666	(32,865)	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	20,117	(44,545)	32,904	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	14	109	36	—
Administrative charges	—	1	12	3	—

Total net assets	$11,006	$6,714,852	$43,591,047	$22,724,030	$1,563

Total shares outstanding	1,156	393,833	346,538	863,047	165

Net asset value per share (NAV)	$9.52	$17.05	$125.79	$26.33	$9.46

Total units outstanding	1,082	414,786	1,388,187	1,349,726	150

Variable accumulation unit value (lowest to highest)	$10.17 to $10.17	$15.25 to $16.32	$30.09 to $31.63	$15.73 to $16.95	$10.37 to $10.40

Identified cost of investment	$11,423	$8,031,119	$35,789,486	$21,605,810	$1,625

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	American Funds IS Washington Mutual Investors FundSM— Class 2	BlackRock® Global Allocation V.I. Fund— Class I	BlackRock® High Yield V.I. Fund— Class I	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Initial Shares
ASSETS:
Investment at net asset value	$18,743,095	$26,565,184	$12,109,538	$84,825,230	$811,762
Dividends due and accrued	—	—	67,786	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,999	(2,908)	9,220	2,828	310
Net receivable from (payable to) the Fund for shares sold or purchased	(1,945)	2,988	(76,968)	(2,515)	(307)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	48	73	34	313	3
Administrative charges	6	7	4	—	—

Total net assets	$18,743,095	$26,565,184	$12,109,538	$84,825,230	$811,762

Total shares outstanding	1,133,884	1,611,965	1,742,656	2,408,439	14,624

Net asset value per share (NAV)	$16.53	$16.48	$6.91	$35.22	$55.51

Total units outstanding	903,374	1,813,748	756,303	880,068	56,899

Variable accumulation unit value (lowest to highest)	$19.89 to $20.91	$14.09 to $14.76	$15.05 to $16.21	$70.48 to $107.37	$14.06 to $14.32

Identified cost of investment	$15,919,741	$27,984,803	$12,238,687	$61,840,908	$730,280

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class I	Columbia Variable Portfolio— Commodity Strategy Fund— Class 1	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1	Columbia Variable Portfolio— Intermediate Bond Fund— Class 1
ASSETS:
Investment at net asset value	$3,683,684	$6,829,412	$968,098	$5,461,251	$439,204
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	39	—	7	33
Net receivable from (payable to) the Fund for shares sold or purchased	—	(31)	3	2	(33)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	7	3	8	—
Administrative charges	—	1	—	1	—

Total net assets	$3,683,684	$6,829,412	$968,098	$5,461,251	$439,204

Total shares outstanding	84,566	106,860	249,510	687,815	52,662

Net asset value per share (NAV)	$43.56	$63.91	$3.88	$7.94	$8.34

Total units outstanding	87,820	262,921	77,179	428,040	43,199

Variable accumulation unit value (lowest to highest)	$41.94 to $41.94	$24.70 to $26.06	$11.85 to $12.68	$12.00 to $12.84	$9.98 to $10.17

Identified cost of investment	$3,482,891	$5,901,285	$1,109,924	$5,951,319	$433,274

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® International Series— Standard Class	DFA VA Global Bond Portfolio	DFA VA International Small Portfolio	DFA VA International Value Portfolio
ASSETS:
Investment at net asset value	$14,653	$—	$35,817	$152,563	$294,178
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—
Administrative charges	—	—	—	—	—

Total net assets	$14,653	$—	$35,817	$152,563	$294,178

Total shares outstanding	1,106	—	3,677	13,163	21,552

Net asset value per share (NAV)	$13.25	$—	$9.74	$11.59	$13.65

Total units outstanding	445	—	2,918	6,826	13,878

Variable accumulation unit value (lowest to highest)	$32.95 to $32.95	—	$12.27 to $12.27	$22.35 to $22.35	$21.20 to $21.20

Identified cost of investment	$12,930	$—	$38,383	$159,772	$251,977

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	DFA VA Short-Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	DWS Alternative Asset Allocation VIP— Class A	DWS Small Cap Index VIP— Class A
ASSETS:
Investment at net asset value	$122,022	$515,368	$333,118	$10,203,948	$4,811,113
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	(790)	77
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	804	(43)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	13	30
Administrative charges	—	—	—	1	4

Total net assets	$122,022	$515,368	$333,118	$10,203,948	$4,811,113

Total shares outstanding	12,117	15,833	14,759	787,950	331,344

Net asset value per share (NAV)	$10.07	$32.55	$22.57	$12.95	$14.52

Total units outstanding	10,361	13,586	8,281	729,017	315,172

Variable accumulation unit value (lowest to highest)	$11.78 to $11.78	$37.93 to $37.93	$40.23 to $40.23	$13.23 to $14.06	$14.75 to $31.79

Identified cost of investment	$123,762	$422,130	$268,404	$10,269,733	$4,827,086

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	DWS Small Mid Cap Value VIP— Class A	Fidelity® VIP Bond Index Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Initial Class
ASSETS:
Investment at net asset value	$6,148,801	$4,518,942	$459,645,437	$6,310,209	$106,656,745
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	6,392	28	1,085,662	(546)	(58,502)
Net receivable from (payable to) the Fund for shares sold or purchased	(6,373)	(3)	(1,081,937)	560	59,333
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	17	23	3,381	13	754
Administrative charges	2	2	344	1	77

Total net assets	$6,148,801	$4,518,942	$459,645,437	$6,310,209	$106,656,745

Total shares outstanding	445,243	475,178	7,933,128	549,670	4,011,160

Net asset value per share (NAV)	$13.81	$9.51	$57.94	$11.48	$26.59

Total units outstanding	216,381	501,451	3,924,397	475,619	1,852,322

Variable accumulation unit value (lowest to highest)	$25.76 to $28.94	$8.83 to $9.09	$56.41 to $158.53	$12.73 to $13.34	$37.48 to $71.52

Identified cost of investment	$5,555,592	$4,857,542	$315,106,794	$6,516,153	$93,446,194

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Fidelity® VIP Extended Market Index Portfolio— Initial Class	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class
ASSETS:
Investment at net asset value	$238,978	$1,554,036	$7,852,613	$11,009,724	$76,932,998
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	8	—	(488)	1,886	103,220
Net receivable from (payable to) the Fund for shares sold or purchased	(8)	19	527	(1,857)	(102,969)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	17	35	26	226
Administrative charges	—	2	4	3	25

Total net assets	$238,978	$1,554,036	$7,852,613	$11,009,724	$76,932,998

Total shares outstanding	16,654	122,365	479,110	403,287	926,904

Net asset value per share (NAV)	$14.35	$12.70	$16.39	$27.30	$83.00

Total units outstanding	21,258	79,938	335,928	392,955	1,282,682

Variable accumulation unit value (lowest to highest)	$11.19 to $11.24	$18.86 to $20.47	$22.01 to $23.89	$26.12 to $28.35	$56.39 to $60.76

Identified cost of investment	$227,647	$1,610,712	$7,500,330	$10,121,333	$56,156,992

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Health Care Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class
ASSETS:
Investment at net asset value	$17,666,166	$15,833,371	$40,171,844	$13,054,958	$3,944,232
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,584	2,038	1,536	(12,734)	2,880
Net receivable from (payable to) the Fund for shares sold or purchased	(1,584)	(1,978)	(1,536)	12,781	(2,877)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	55	—	43	3
Administrative charges	—	5	—	4	—

Total net assets	$17,666,166	$15,833,371	$40,171,844	$13,054,958	$3,944,232

Total shares outstanding	182,238	439,450	70,536	1,205,444	359,220

Net asset value per share (NAV)	$96.94	$36.03	$569.52	$10.83	$10.98

Total units outstanding	192,354	996,235	528,598	1,122,025	246,449

Variable accumulation unit value (lowest to highest)	$91.85 to $91.85	$15.40 to $16.02	$56.89 to $76.20	$11.37 to $11.70	$10.23 to $21.48

Identified cost of investment	$13,541,676	$15,454,400	$16,777,660	$12,748,212	$4,397,744

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Overseas Portfolio— Initial Class	Franklin Templeton Aggressive Model Portfolio— Class I	Franklin Templeton Conservative Model Portfolio— Class I	Franklin Templeton Moderate Model Portfolio— Class I
ASSETS:
Investment at net asset value	$27,449,308	$8,846,859	$114,625,976	$2,542,160	$18,333,856
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	12,367	—	39,087	145	980
Net receivable from (payable to) the Fund for shares sold or purchased	(12,310)	—	(39,074)	(138)	(946)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	51	—	12	6	33
Administrative charges	6	—	1	1	1

Total net assets	$27,449,308	$8,846,859	$114,625,976	$2,542,160	$18,333,856

Total shares outstanding	730,812	347,344	7,423,962	257,043	1,460,865

Net asset value per share (NAV)	$37.56	$25.47	$15.44	$9.89	$12.55

Total units outstanding	753,298	235,052	6,300,690	219,045	1,267,061

Variable accumulation unit value (lowest to highest)	$29.11 to $97.33	$21.31 to $37.67	$17.61 to $18.20	$11.28 to $11.66	$14.05 to $14.52

Identified cost of investment	$26,506,797	$7,034,942	$99,934,409	$2,486,282	$16,867,835

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Franklin Templeton Moderately Aggressive Model Portfolio— Class I	Franklin Templeton Moderately Conservative Model Portfolio— Class I	Invesco V.I. EQV International Equity Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. Main Street Small Cap Fund®— Series I Shares
ASSETS:
Investment at net asset value	$83,211,861	$4,893,587	$21,449,173	$15,183	$3,317,585
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(14,163)	1,346	(6,968)	—	5,402
Net receivable from (payable to) the Fund for shares sold or purchased	14,202	(1,336)	7,003	—	(5,395)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	35	9	32	—	6
Administrative charges	4	1	3	—	1

Total net assets	$83,211,861	$4,893,587	$21,449,173	$15,183	$3,317,585

Total shares outstanding	6,021,119	428,510	639,892	1,134	113,422

Net asset value per share (NAV)	$13.82	$11.42	$33.52	$13.39	$29.25

Total units outstanding	5,224,848	369,324	1,143,849	940	156,530

Variable accumulation unit value (lowest to highest)	$15.43 to $15.94	$12.87 to $13.30	$16.40 to $19.44	$16.15 to $16.15	$20.59 to $21.27

Identified cost of investment	$74,567,690	$4,549,494	$22,577,786	$17,022	$3,007,512

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Janus Henderson Enterprise Portfolio— Institutional Shares	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares	LVIP American Century Inflation Protection Fund— Service Class	LVIP American Century International Fund— Service Class
ASSETS:
Investment at net asset value	$29,692,511	$218,672	$141,897,957	$350,061	$3,099,937
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	16,625	—	517,214	—	48
Net receivable from (payable to) the Fund for shares sold or purchased	(16,532)	—	(515,416)	—	(48)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	85	—	1,649	—	—
Administrative charges	8	—	149	—	—

Total net assets	$29,692,511	$218,672	$141,897,957	$350,061	$3,099,937

Total shares outstanding	352,726	3,811	1,954,517	38,200	290,392

Net asset value per share (NAV)	$84.18	$57.38	$72.60	$9.16	$10.68

Total units outstanding	1,234,637	3,225	2,963,116	19,578	83,322

Variable accumulation unit value (lowest to highest)	$21.01 to $111.27	$67.81 to $67.81	$37.17 to $65.39	$13.67 to $18.03	$37.20 to $37.20

Identified cost of investment	$28,487,126	$173,423	$84,431,198	$403,300	$3,106,154

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	LVIP American Century Value Fund— Service Class	LVIP Baron Growth Opportunities Fund— Service Class	LVIP Macquarie Diversified Income Fund— Standard Class	LVIP Macquarie Value Fund— Standard Class	LVIP SSgA Mid-Cap Index Fund— Standard Class
ASSETS:
Investment at net asset value	$4,798,105	$5,428	$61,562	$100,175	$3,759,150
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	5,366
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	(5,353)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	11
Administrative charges	—	—	—	—	2

Total net assets	$4,798,105	$5,428	$61,562	$100,175	$3,759,150

Total shares outstanding	391,810	72	7,071	3,919	288,301

Net asset value per share (NAV)	$12.25	$75.41	$8.71	$25.56	$13.04

Total units outstanding	76,708	130	4,357	2,738	210,059

Variable accumulation unit value (lowest to highest)	$62.55 to $62.55	$41.88 to $41.88	$14.13 to $14.13	$36.59 to $36.59	$17.23 to $18.05

Identified cost of investment	$4,235,272	$4,567	$70,839	$106,228	$3,729,691

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Macquarie VIP Emerging Markets Series— Standard Class	Macquarie VIP International Core Equity Series— Standard Class	Macquarie VIP Small Cap Value Series— Standard Class	MFS® International Intrinsic Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class
ASSETS:
Investment at net asset value	$7,674,113	$1,405	$15,429,162	$23,973,391	$18,127,754
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	2,499	—	(29,164)	6,000	(2,594)
Net receivable from (payable to) the Fund for shares sold or purchased	(2,476)	—	29,209	(5,913)	2,623
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	21	—	41	78	26
Administrative charges	2	—	4	9	3

Total net assets	$7,674,113	$1,405	$15,429,162	$23,973,391	$18,127,754

Total shares outstanding	340,315	85	381,155	804,746	456,159

Net asset value per share (NAV)	$22.55	$16.55	$40.48	$29.79	$39.74

Total units outstanding	473,125	141	508,452	859,174	577,931

Variable accumulation unit value (lowest to highest)	$14.06 to $16.48	$9.96 to $9.96	$28.20 to $31.41	$26.01 to $29.99	$29.20 to $66.14

Identified cost of investment	$8,810,883	$1,432	$13,067,477	$23,965,523	$15,008,112

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	MFS® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Research International Portfolio— Initial Class	MFS® Research Series— Initial Class	MFS® Total Return Bond Series— Initial Class
ASSETS:
Investment at net asset value	$15,739,677	$12,531,131	$1,043,401	$7,505,628	$2,743
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	19,972	(19,029)	1,436	(33)	—
Net receivable from (payable to) the Fund for shares sold or purchased	(19,930)	19,051	(1,436)	60	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	39	20	—	24	—
Administrative charges	3	2	—	3	—

Total net assets	$15,739,677	$12,531,131	$1,043,401	$7,505,628	$2,743

Total shares outstanding	1,486,277	907,395	60,911	210,891	239

Net asset value per share (NAV)	$10.59	$13.81	$17.13	$35.59	$11.50

Total units outstanding	749,676	320,532	91,849	167,751	189

Variable accumulation unit value (lowest to highest)	$16.09 to $21.10	$30.17 to $63.67	$11.15 to $11.36	$41.65 to $45.51	$14.51 to $14.51

Identified cost of investment	$14,223,546	$16,302,345	$999,376	$6,438,386	$2,840

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	MFS® Value Series— Initial Class	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class
ASSETS:
Investment at net asset value	$7,494	$403,163	$—	$27,856,007	$113,758
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	223,078	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	(223,027)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	47	—
Administrative charges	—	—	—	4	—

Total net assets	$7,494	$403,163	$—	$27,856,007	$113,758

Total shares outstanding	346	73,436	—	890,537	12,311

Net asset value per share (NAV)	$21.63	$5.49	$—	$31.28	$9.24

Total units outstanding	198	13,153	—	718,744	6,532

Variable accumulation unit value (lowest to highest)	$37.87 to $37.87	$30.65 to $30.65	$—	$34.45 to $81.65	$17.44 to $17.44

Identified cost of investment	$7,061	$495,213	$—	$26,681,589	$134,114

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class	PIMCO VIT Low Duration Portfolio— Institutional Class	PIMCO VIT Short-Term Portfolio— Institutional Class
ASSETS:
Investment at net asset value	$5,079,333	$11,393,607	$503,066	$3,854,066	$164,987
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	17,103	(31,965)	—	(16)	19
Net receivable from (payable to) the Fund for shares sold or purchased	(17,092)	31,996	—	35	(18)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	10	28	—	17	1
Administrative charges	1	3	—	2	—

Total net assets	$5,079,333	$11,393,607	$503,066	$3,854,066	$164,987

Total shares outstanding	513,583	1,139,361	52,185	399,799	15,987

Net asset value per share (NAV)	$9.89	$10.00	$9.64	$9.64	$10.32

Total units outstanding	419,872	822,799	34,527	343,998	15,926

Variable accumulation unit value (lowest to highest)	$11.75 to $12.14	$12.99 to $14.00	$14.57 to $14.57	$10.71 to $11.38	$10.33 to $10.38

Identified cost of investment	$5,031,567	$12,078,820	$532,068	$3,832,808	$164,719

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	PIMCO VIT Total Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Institutional Class	Principal VC Real Estate Securities Account— Class 1	Putnam VT International Value Fund— Class IA	T. Rowe Price All-Cap Opportunities Portfolio
ASSETS:
Investment at net asset value	$1,348,640	$21,039,895	$22,376,158	$44,588	$3,166
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	48	314	(19,714)	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(48)	(226)	19,773	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	79	54	—	—
Administrative charges	—	9	5	—	—

Total net assets	$1,348,640	$21,039,895	$22,376,158	$44,588	$3,166

Total shares outstanding	149,186	2,327,422	1,230,812	3,649	83

Net asset value per share (NAV)	$9.04	$9.04	$18.18	$12.22	$38.34

Total units outstanding	70,699	1,766,488	1,930,972	4,373	45

Variable accumulation unit value (lowest to highest)	$13.58 to $19.60	$11.24 to $12.11	$11.54 to $11.60	$10.15 to $10.20	$70.79 to $70.79

Identified cost of investment	$1,584,595	$23,985,034	$23,467,197	$46,206	$2,801

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	The Merger Fund VL	Voya Growth and Income Portfolio— Class I
ASSETS:
Investment at net asset value	$200,348	$35,964	$238,405	$35,702	$79,434
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	543
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	(543)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—
Administrative charges	—	—	—	—	—

Total net assets	$200,348	$35,964	$238,405	$35,702	$79,434

Total shares outstanding	3,334	2,404	50,833	3,179	3,801

Net asset value per share (NAV)	$60.09	$14.96	$4.69	$11.23	$20.9

Total units outstanding	2,941	1,876	14,778	2,375	6,885

Variable accumulation unit value (lowest to highest)	$68.11 to $68.11	$19.17 to $19.17	$12.56 to $16.92	$15.03 to $15.03	$11.49 to $11.54

Identified cost of investment	$134,148	$36,169	$246,384	$36,589	$84,494

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

Western Asset Core Plus VIT Portfolio— Class I
ASSETS:
Investment at net asset value	$67,896
Dividends due and accrued	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—
Net receivable from (payable to) the Fund for shares sold or purchased	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—
Administrative charges	—

Total net assets	$67,896

Total shares outstanding	15,021

Net asset value per share (NAV)	$4.52

Total units outstanding	6,739

Variable accumulation unit value (lowest to highest)	$9.96 to $10.15

Identified cost of investment	$73,651

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations

For the year ended December 31, 2024

	NYLI VP American Century Sustainable Equity— Initial Class	NYLI VP Balanced— Initial Class	NYLI VP Bond— Initial Class	NYLI VP Candriam Emerging Markets Equity— Initial Class	NYLI VP CBRE Global Infrastructure— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$874,051	$543,683	$1,406,531	$286,902	$56,843
Mortality and expense risk charges	(209,110)	(38,604)	(86,225)	(77,467)	(431)
Administrative charges	(16,524)	(4,581)	(9,235)	(7,406)	(41)

Net investment income (loss)	648,417	500,498	1,311,071	202,029	56,371

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	9,546,351	2,873,049	3,515,325	2,525,891	409,654
Cost of investments sold	(12,377,951)	(2,922,102)	(4,126,074)	(3,291,278)	(351,990)

Net realized gain (loss) on investments	(2,831,600)	(49,053)	(610,749)	(765,387)	57,664
Realized gain distribution received	2,055,742	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	15,267,835	1,105,892	(258,355)	4,127,637	65,341

Net gain (loss) on investments	14,491,977	1,056,839	(869,104)	3,362,250	123,005

Net increase (decrease) in net assets resulting from operations	$15,140,394	$1,557,337	$441,967	$3,564,279	$179,376

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	NYLI VP Conservative Allocation— Initial Class	NYLI VP Dimensional U.S. Equity— Initial Class	NYLI VP Epoch U.S. Equity Yield— Initial Class	NYLI VP Equity Allocation— Initial Class	NYLI VP Fidelity Institutional AM® Utilities— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$232,960	$1,244,683	$4,122,670	$—	$1,439,702
Mortality and expense risk charges	(41,985)	(678,025)	(495,905)	(89,322)	(75,069)
Administrative charges	(3,587)	(77,393)	(50,925)	(8,639)	(7,353)

Net investment income (loss)	187,388	489,265	3,575,840	(97,961)	1,357,280

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,491,191	10,932,097	12,592,334	9,901,138	6,662,997
Cost of investments sold	(1,641,028)	(5,856,626)	(8,493,248)	(11,173,083)	(6,470,949)

Net realized gain (loss) on investments	(149,837)	5,075,471	4,099,086	(1,271,945)	192,048
Realized gain distribution received	—	—	8,922,432	—	4,243,070
Change in unrealized appreciation (depreciation) on investments	807,295	25,673,285	7,877,491	12,696,173	8,586,613

Net gain (loss) on investments	657,458	30,748,756	20,899,009	11,424,228	13,021,731

Net increase (decrease) in net assets resulting from operations	$844,846	$31,238,021	$24,474,849	$11,326,267	$14,379,011

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	NYLI VP Floating Rate— Initial Class	NYLI VP Growth Allocation— Initial Class	NYLI VP Hedge Multi- Strategy— Initial Class	NYLI VP Income Builder— Initial Class	NYLI VP Janus Henderson Balanced— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$3,439,158	$793,724	$34,676	$2,035,528	$3,340,826
Mortality and expense risk charges	(41,146)	(163,107)	(3,274)	(263,529)	(605,902)
Administrative charges	(4,739)	(19,711)	(317)	(33,528)	(48,074)

Net investment income (loss)	3,393,273	610,906	31,085	1,738,471	2,686,850

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,269,997	10,293,154	589,224	5,855,027	12,677,743
Cost of investments sold	(3,438,711)	(11,773,725)	(569,728)	(5,625,315)	(8,307,100)

Net realized gain (loss) on investments	(168,714)	(1,480,571)	19,496	229,712	4,370,643
Realized gain distribution received	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	46,112	10,350,737	730,670	4,929,380	17,964,208

Net gain (loss) on investments	(122,602)	8,870,166	750,166	5,159,092	22,334,851

Net increase (decrease) in net assets resulting from operations	$3,270,671	$9,481,072	$781,251	$6,897,563	$25,021,701

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	NYLI VP MacKay Convertible— Initial Class	NYLI VP MacKay High Yield Corporate Bond— Initial Class	NYLI VP MacKay Strategic Bond— Initial Class	NYLI VP MacKay U.S. Infrastructure Bond— Initial Class	NYLI VP Moderate Allocation— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,752,670	$9,355,794	$1,581,658	$241,354	$508,479
Mortality and expense risk charges	(208,916)	(354,104)	(14,855)	(37,683)	(86,923)
Administrative charges	(17,201)	(40,520)	(1,578)	(4,093)	(10,071)

Net investment income (loss)	2,526,553	8,961,170	1,565,225	199,578	411,485

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,114,291	8,753,880	1,634,909	1,147,518	4,583,150
Cost of investments sold	(4,463,990)	(9,317,089)	(1,641,207)	(1,318,445)	(5,122,901)

Net realized gain (loss) on investments	650,301	(563,209)	(6,298)	(170,927)	(539,751)
Realized gain distribution received	1,254,004	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	1,873,321	1,985,303	315,926	62,749	4,000,777

Net gain (loss) on investments	3,777,626	1,422,094	309,628	(108,178)	3,461,026

Net increase (decrease) in net assets resulting from operations	$6,304,179	$10,383,264	$1,874,853	$91,400	$3,872,511

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	NYLI VP Natural Resources— Initial Class	NYLI VP PIMCO Real Return— Initial Class	NYLI VP PineStone International Equity— Initial Class	NYLI VP S&P 500 Index— Initial Class	NYLI VP Schroders Mid Cap Opportunities— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,235,463	$446,895	$297,259	$9,709,296	$321,158
Mortality and expense risk charges	(64,189)	(14,193)	(117,191)	(2,042,042)	(193,845)
Administrative charges	(6,082)	(1,403)	(12,440)	(234,235)	(17,619)

Net investment income (loss)	1,165,192	431,299	167,628	7,433,019	109,694

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,913,167	1,777,373	3,489,598	30,865,628	6,867,496
Cost of investments sold	(4,667,974)	(1,933,370)	(3,479,403)	(8,583,674)	(11,055,079)

Net realized gain (loss) on investments	2,245,193	(155,997)	10,195	22,281,954	(4,187,583)
Realized gain distribution received	—	—	—	2,630,438	—
Change in unrealized appreciation (depreciation) on investments	(2,826,040)	(44,959)	1,917,749	137,778,777	13,376,451

Net gain (loss) on investments	(580,847)	(200,956)	1,927,944	162,691,169	9,188,868

Net increase (decrease) in net assets resulting from operations	$584,345	$230,343	$2,095,572	$170,124,188	$9,298,562

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	NYLI VP Small Cap Growth— Initial Class	NYLI VP U.S. Government Money Market— Initial Class	NYLI VP Wellington Growth— Initial Class	NYLI VP Wellington Small Cap— Initial Class	NYLI VP Winslow Large Cap Growth— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$2,570,199	$—	$492,273	$—
Mortality and expense risk charges	(179,204)	(105,954)	(1,474,244)	(77,712)	(302,455)
Administrative charges	(16,332)	(10,629)	(188,931)	(7,220)	(22,845)

Net investment income (loss)	(195,536)	2,453,616	(1,663,175)	407,341	(325,300)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	7,417,925	24,274,985	19,346,155	3,851,995	13,441,098
Cost of investments sold	(7,270,786)	(24,274,984)	(19,500,943)	(4,759,309)	(9,173,679)

Net realized gain (loss) on investments	147,139	1	(154,788)	(907,314)	4,267,419
Realized gain distribution received	—	—	—	—	13,765,987
Change in unrealized appreciation (depreciation) on investments	5,113,036	(1)	61,964,053	6,639,350	20,027,793

Net gain (loss) on investments	5,260,175	—	61,809,265	5,732,036	38,061,199

Net increase (decrease) in net assets resulting from operations	$5,064,639	$2,453,616	$60,146,090	$6,139,377	$37,735,899

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	AB VPS Discovery Value Portfolio— Class A	AB VPS Relative Value Portfolio— Class A	Alger Capital Appreciation Portfolio— Class I-2	American Funds IS Asset Allocation Fund— Class 2	American Funds IS The Bond Fund of America®— Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$171,991	$137,658	$—	$214,251	$54,187
Mortality and expense risk charges	(24,993)	(7,529)	—	(17,010)	(465)
Administrative charges	(2,077)	(428)	—	(2,008)	(59)

Net investment income (loss)	144,921	129,701	—	195,233	53,663

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,918,017	1,447,590	118,184	528,816	193,944
Cost of investments sold	(3,002,617)	(1,303,002)	(95,998)	(480,103)	(191,341)

Net realized gain (loss) on investments	(84,600)	144,588	22,186	48,713	2,603
Realized gain distribution received	979,299	327,014	—	394,954	—
Change in unrealized appreciation (depreciation) on investments	869,387	503,123	1,448,494	732,395	(51,766)

Net gain (loss) on investments	1,764,086	974,725	1,470,680	1,176,062	(49,163)

Net increase (decrease) in net assets resulting from operations	$1,909,007	$1,104,426	$1,470,680	$1,371,295	$4,500

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	American Funds IS Capital World Bond Fund®— Class 2 (a)	American Funds IS Global Small Capitalization Fund— Class 2	American Funds IS Growth Fund— Class 2	American Funds IS New World Fund®— Class 2	American Funds IS U.S. Government Securities Fund®— Class 2 (a)
INVESTMENT INCOME (LOSS):
Dividend income	$209	$71,329	$121,465	$316,398	$49
Mortality and expense risk charges	(3)	(5,037)	(32,241)	(13,136)	—
Administrative charges	(1)	(483)	(3,446)	(1,225)	—

Net investment income (loss)	205	65,809	85,778	302,037	49

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,608	906,653	2,808,573	1,296,015	14,922
Cost of investments sold	(6,822)	(1,282,915)	(2,740,592)	(1,012,739)	(14,883)

Net realized gain (loss) on investments	(214)	(376,262)	67,981	283,276	39
Realized gain distribution received	—	247,111	754,253	102,267	—
Change in unrealized appreciation (depreciation) on investments	(417)	216,658	8,047,630	672,319	(62)

Net gain (loss) on investments	(631)	87,507	8,869,864	1,057,862	(23)

Net increase (decrease) in net assets resulting from operations	$(426)	$153,316	$8,955,642	$1,359,899	$26

(a)	For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	American Funds IS Washington Mutual Investors FundSM— Class 2	BlackRock® Global Allocation V.I. Fund— Class I	BlackRock® High Yield V.I. Fund— Class I	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Initial Shares
INVESTMENT INCOME (LOSS):
Dividend income	$280,335	$355,127	$764,887	$—	$2,435
Mortality and expense risk charges	(15,887)	(27,192)	(11,532)	(107,476)	(708)
Administrative charges	(1,930)	(2,586)	(1,235)	(9,788)	(50)

Net investment income (loss)	262,518	325,349	752,120	(117,264)	1,677

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,012,288	2,606,269	939,829	5,721,285	254,226
Cost of investments sold	(883,907)	(2,593,995)	(966,695)	(3,538,764)	(212,126)

Net realized gain (loss) on investments	128,381	12,274	(26,866)	2,182,521	42,100
Realized gain distribution received	134,007	1,658,041	—	—	2,899
Change in unrealized appreciation (depreciation) on investments	2,226,945	243,784	138,064	15,053,254	59,537

Net gain (loss) on investments	2,489,333	1,914,099	111,198	17,235,775	104,536

Net increase (decrease) in net assets resulting from operations	$2,751,851	$2,239,448	$863,318	$17,118,511	$106,213

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class I	Columbia Variable Portfolio— Commodity Strategy Fund— Class 1	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1	Columbia Variable Portfolio— Intermediate Bond Fund— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$25,272	$49,808	$34,873	$272,857	$18,759
Mortality and expense risk charges	—	(2,403)	(890)	(2,823)	(4)
Administrative charges	—	(294)	(86)	(275)	(1)

Net investment income (loss)	25,272	47,111	33,897	269,759	18,754

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	160,976	408,799	118,630	409,570	20,287
Cost of investments sold	(60,664)	(283,225)	(123,550)	(479,651)	(19,802)

Net realized gain (loss) on investments	100,312	125,574	(4,920)	(70,081)	485
Realized gain distribution received	—	678,211	—	—	—
Change in unrealized appreciation (depreciation) on investments	46,113	329,861	37,265	116,268	(12,538)

Net gain (loss) on investments	146,425	1,133,646	32,345	46,187	(12,053)

Net increase (decrease) in net assets resulting from operations	$171,697	$1,180,757	$66,242	$315,946	$6,701

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® International Series— Standard Class	DFA VA Global Bond Portfolio	DFA VA International Small Portfolio	DFA VA International Value Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$74	$30	$1,720	$5,311	$11,802
Mortality and expense risk charges	—	—	—	—	—
Administrative charges	—	—	—	—	—

Net investment income (loss)	74	30	1,720	5,311	11,802

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	21,136	1,468	582	1,607	3,460
Cost of investments sold	(25,772)	(1,642)	(622)	(1,517)	(2,749)

Net realized gain (loss) on investments	(4,636)	(174)	(40)	90	711
Realized gain distribution received	605	—	—	4,154	6,091
Change in unrealized appreciation (depreciation) on investments	3,965	184	141	(3,944)	80

Net gain (loss) on investments	(66)	10	101	300	6,882

Net increase (decrease) in net assets resulting from operations	$8	$40	$1,821	$5,611	$18,684

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	DFA VA Short-Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	DWS Alternative Asset Allocation VIP— Class A	DWS Small Cap Index VIP— Class A
INVESTMENT INCOME (LOSS):
Dividend income	$5,861	$10,509	$4,601	$369,325	$51,201
Mortality and expense risk charges	—	—	—	(4,640)	(10,484)
Administrative charges	—	—	—	(530)	(1,324)

Net investment income (loss)	5,861	10,509	4,601	364,155	39,393

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	726	10,101	6,422	990,252	805,995
Cost of investments sold	(724)	(7,222)	(4,441)	(998,158)	(1,037,349)

Net realized gain (loss) on investments	2	2,879	1,981	(7,906)	(231,354)
Realized gain distribution received	—	52,948	22,414	5,820	120,004
Change in unrealized appreciation (depreciation) on investments	458	(4,879)	(3,808)	182,908	540,679

Net gain (loss) on investments	460	50,948	20,587	180,822	429,329

Net increase (decrease) in net assets resulting from operations	$6,321	$61,457	$25,188	$544,977	$468,722

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	DWS Small Mid Cap Value VIP— Class A	Fidelity® VIP Bond Index Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$71,655	$125,666	$809,297	$90,126	$1,864,305
Mortality and expense risk charges	(6,016)	(9,465)	(1,170,664)	(4,890)	(274,993)
Administrative charges	(626)	(1,146)	(119,837)	(526)	(28,003)

Net investment income (loss)	65,013	115,055	(481,204)	84,710	1,561,309

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	640,965	1,082,772	32,565,581	744,981	8,840,202
Cost of investments sold	(616,165)	(1,306,780)	(12,569,646)	(803,623)	(6,588,993)

Net realized gain (loss) on investments	24,800	(224,008)	19,995,935	(58,642)	2,251,209
Realized gain distribution received	295,200	—	51,635,652	—	6,074,838
Change in unrealized appreciation (depreciation) on investments	(27,805)	134,512	47,488,530	540,012	4,461,087

Net gain (loss) on investments	292,195	(89,496)	119,120,117	481,370	12,787,134

Net increase (decrease) in net assets resulting from operations	$357,208	$25,559	$118,638,913	$566,080	$14,348,443

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Fidelity® VIP Extended Market Index Portfolio— Initial Class (a)	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,415	$45,247	$175,383	$154,078	$—
Mortality and expense risk charges	(16)	(6,037)	(12,369)	(9,642)	(73,671)
Administrative charges	(2)	(647)	(1,263)	(1,071)	(8,308)

Net investment income (loss)	2,397	38,563	161,751	143,365	(81,979)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	20,261	142,981	835,684	1,245,240	5,597,385
Cost of investments sold	(18,718)	(149,597)	(734,630)	(1,014,037)	(3,773,606)

Net realized gain (loss) on investments	1,543	(6,616)	101,054	231,203	1,823,779
Realized gain distribution received	—	43,118	16,743	161,381	—
Change in unrealized appreciation (depreciation) on investments	11,331	34,263	382,576	656,197	19,122,211

Net gain (loss) on investments	12,874	70,765	500,373	1,048,781	20,945,990

Net increase (decrease) in net assets resulting from operations	$15,271	$109,328	$662,124	$1,192,146	$20,864,011

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Health Care Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$148	$—	$500,171	$382,711	$132,263
Mortality and expense risk charges	—	(20,985)	—	(15,221)	(700)
Administrative charges	—	(2,045)	—	(1,388)	(94)

Net investment income (loss)	148	(23,030)	500,171	366,102	131,469

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	577,423	1,657,055	8,160,125	1,027,757	219,950
Cost of investments sold	(204,085)	(1,694,066)	(1,705,313)	(953,927)	(233,815)

Net realized gain (loss) on investments	373,338	(37,011)	6,454,812	73,830	(13,865)
Realized gain distribution received	3,692,767	—	23,151	—	—
Change in unrealized appreciation (depreciation) on investments	111,027	710,849	1,770,382	127,012	(51,616)

Net gain (loss) on investments	4,177,132	673,838	8,248,345	200,842	(65,481)

Net increase (decrease) in net assets resulting from operations	$4,177,280	$650,808	$8,748,516	$566,944	$65,988

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Overseas Portfolio— Initial Class	Franklin Templeton Aggressive Model Portfolio— Class I	Franklin Templeton Conservative Model Portfolio— Class I	Franklin Templeton Moderate Model Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$144,317	$147,686	$1,563,561	$90,211	$505,775
Mortality and expense risk charges	(18,293)	—	(4,973)	(2,018)	(11,816)
Administrative charges	(1,990)	—	(172)	(264)	(551)

Net investment income (loss)	124,034	147,686	1,558,416	87,929	493,408

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,212,630	155,315	1,924,595	887,613	1,457,491
Cost of investments sold	(1,774,194)	(79,686)	(1,629,986)	(865,198)	(1,481,665)

Net realized gain (loss) on investments	438,436	75,629	294,609	22,415	(24,174)
Realized gain distribution received	3,358,689	410,827	1,017,874	—	—
Change in unrealized appreciation (depreciation) on investments	181,715	(225,283)	11,534,197	25,347	1,304,999

Net gain (loss) on investments	3,978,840	261,173	12,846,680	47,762	1,280,825

Net increase (decrease) in net assets resulting from operations	$4,102,874	$408,859	$14,405,096	$135,691	$1,774,233

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Franklin Templeton Moderately Aggressive Model Portfolio— Class I	Franklin Templeton Moderately Conservative Model Portfolio— Class I	Invesco V.I. EQV International Equity Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. Main Street Small Cap Fund®— Series I Shares
INVESTMENT INCOME (LOSS):
Dividend income	$1,902,045	$158,096	$399,090	$399	$—
Mortality and expense risk charges	(12,442)	(3,586)	(16,179)	—	(1,932)
Administrative charges	(1,352)	(284)	(1,808)	—	(281)

Net investment income (loss)	1,888,251	154,226	381,103	399	(2,213)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,284,179	1,349,040	2,058,997	307	985,644
Cost of investments sold	(1,132,850)	(1,407,777)	(2,123,593)	(385)	(1,040,453)

Net realized gain (loss) on investments	151,329	(58,737)	(64,596)	(78)	(54,809)
Realized gain distribution received	—	—	118,643	—	109,255
Change in unrealized appreciation (depreciation) on investments	6,858,600	334,217	(283,765)	(584)	292,942

Net gain (loss) on investments	7,009,929	275,480	(229,718)	(662)	347,388

Net increase (decrease) in net assets resulting from operations	$8,898,180	$429,706	$151,385	$(263)	$345,175

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Janus Henderson Enterprise Portfolio— Institutional Shares	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares	LVIP American Century Inflation Protection Fund— Service Class	LVIP American Century International Fund— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$191,501	$217	$1,028,994	$13,065	$44,383
Mortality and expense risk charges	(29,614)	—	(584,892)	—	—
Administrative charges	(2,813)	—	(53,234)	—	—

Net investment income (loss)	159,074	217	390,868	13,065	44,383

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,565,826	1,768	9,461,938	5,502	156,725
Cost of investments sold	(1,463,731)	(1,594)	(3,811,153)	(6,332)	(135,016)

Net realized gain (loss) on investments	102,095	174	5,650,785	(830)	21,709
Realized gain distribution received	996,849	11,320	4,344,612	—	—
Change in unrealized appreciation (depreciation) on investments	2,238,928	34,172	17,087,997	(6,804)	14,947

Net gain (loss) on investments	3,337,872	45,666	27,083,394	(7,634)	36,656

Net increase (decrease) in net assets resulting from operations	$3,496,946	$45,883	$27,474,262	$5,431	$81,039

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	LVIP American Century Value Fund— Service Class	LVIP Baron Growth Opportunities Fund— Service Class	LVIP Macquarie Diversified Income Fund— Standard Class	LVIP Macquarie Value Fund— Standard Class	LVIP SSgA Mid-Cap Index Fund— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$131,680	$12	$2,622	$1,963	$46,482
Mortality and expense risk charges	—	—	—	—	(4,063)
Administrative charges	—	—	—	—	(574)

Net investment income (loss)	131,680	12	2,622	1,963	41,845

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	263,060	509	2,765	1,593	361,989
Cost of investments sold	(189,109)	(523)	(3,124)	(1,685)	(306,767)

Net realized gain (loss) on investments	73,951	(14)	(359)	(92)	55,222
Realized gain distribution received	260,617	26	—	3,731	189,064
Change in unrealized appreciation (depreciation) on investments	(50,410)	291	(1,026)	951	54,452

Net gain (loss) on investments	284,158	303	(1,385)	4,590	298,738

Net increase (decrease) in net assets resulting from operations	$415,838	$315	$1,237	$6,553	$340,583

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Macquarie VIP Emerging Markets Series— Standard Class	Macquarie VIP International Core Equity Series— Standard Class (b)	Macquarie VIP Small Cap Value Series— Standard Class	MFS® International Intrinsic Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$217,430	$18	$195,964	$322,672	$122,160
Mortality and expense risk charges	(8,365)	—	(14,793)	(28,109)	(9,066)
Administrative charges	(679)	—	(1,453)	(3,117)	(1,135)

Net investment income (loss)	208,386	18	179,718	291,446	111,959

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,141,483	41	1,624,545	1,118,915	1,455,491
Cost of investments sold	(1,054,179)	(41)	(1,545,480)	(980,049)	(956,131)

Net realized gain (loss) on investments	87,304	—	79,065	138,866	499,360
Realized gain distribution received	—	3	541,083	1,040,461	1,242,968
Change in unrealized appreciation (depreciation) on investments	110,990	(27)	796,618	(5,320)	1,212,224

Net gain (loss) on investments	198,294	(24)	1,416,766	1,174,007	2,954,552

Net increase (decrease) in net assets resulting from operations	$406,680	$(6)	$1,596,484	$1,465,453	$3,066,511

(b) For the period April 26, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	MFS® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Research International Portfolio— Initial Class	MFS® Research Series— Initial Class	MFS® Total Return Bond Series— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$187,482	$—	$15,792	$43,079	$112
Mortality and expense risk charges	(13,989)	(7,438)	(24)	(8,153)	—
Administrative charges	(943)	(580)	(2)	(901)	—

Net investment income (loss)	172,550	(8,018)	15,766	34,025	112

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,688,313	1,138,973	303,803	527,536	116
Cost of investments sold	(1,336,313)	(1,956,331)	(265,808)	(427,207)	(136)

Net realized gain (loss) on investments	352,000	(817,358)	37,995	100,329	(20)
Realized gain distribution received	632,188	—	—	414,189	—
Change in unrealized appreciation (depreciation) on investments	760,629	1,619,449	(16,063)	631,847	(24)

Net gain (loss) on investments	1,744,817	802,091	21,932	1,146,365	(44)

Net increase (decrease) in net assets resulting from operations	$1,917,367	$794,073	$37,698	$1,180,390	$68

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	MFS® Value Series— Initial Class	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class
INVESTMENT INCOME (LOSS):
Dividend income	$121	$40,202	$715,707	$—	$4,075
Mortality and expense risk charges	—	—	(24,127)	(17,867)	—
Administrative charges	—	—	(2,431)	(1,712)	—

Net investment income (loss)	121	40,202	689,149	(19,579)	4,075

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	—	31,601	30,688,480	3,031,447	4,194
Cost of investments sold	—	(47,423)	(32,618,577)	(2,791,104)	(5,298)

Net realized gain (loss) on investments	—	(15,822)	(1,930,097)	240,343	(1,104)
Realized gain distribution received	547	—	—	1,475,929	—
Change in unrealized appreciation (depreciation) on investments	108	17,556	5,145,652	3,887,383	(3,549)

Net gain (loss) on investments	655	1,734	3,215,555	5,603,655	(4,653)

Net increase (decrease) in net assets resulting from operations	$776	$41,936	$3,904,704	$5,584,076	$(578)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class	PIMCO VIT Low Duration Portfolio— Institutional Class	PIMCO VIT Short-Term Portfolio— Institutional Class (a)
INVESTMENT INCOME (LOSS):
Dividend income	$312,998	$408,427	$22,162	$176,610	$1,120
Mortality and expense risk charges	(3,235)	(9,923)	—	(5,879)	(62)
Administrative charges	(241)	(1,077)	—	(729)	—

Net investment income (loss)	309,522	397,427	22,162	170,002	1,058

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,336,714	701,730	80,298	2,910,604	1,827
Cost of investments sold	(1,417,962)	(793,268)	(88,773)	(3,113,982)	(1,825)

Net realized gain (loss) on investments	(81,248)	(91,538)	(8,475)	(203,378)	2
Realized gain distribution received	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	62,879	283,986	10,873	230,493	268

Net gain (loss) on investments	(18,369)	192,448	2,398	27,115	270

Net increase (decrease) in net assets resulting from operations	$291,153	$589,875	$24,560	$197,117	$1,328

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	PIMCO VIT Total Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Institutional Class	Principal VC Real Estate Securities Account— Class 1 (a)	Putnam VT International Value Fund— Class IA (a)	T. Rowe Price All-Cap Opportunities Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$57,417	$846,942	$1,024	$—	$2
Mortality and expense risk charges	—	(29,001)	(1,395)	(12)	—
Administrative charges	—	(3,220)	(118)	(2)	—

Net investment income (loss)	57,417	814,721	(489)	(14)	2

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	145,853	1,493,895	222,187	4,169	762
Cost of investments sold	(177,872)	(1,774,229)	(228,839)	(4,145)	(744)

Net realized gain (loss) on investments	(32,019)	(280,334)	(6,652)	24	18
Realized gain distribution received	—	—	1,319	—	353
Change in unrealized appreciation (depreciation) on investments	10,816	(26,954)	(1,091,039)	(1,618)	320

Net gain (loss) on investments	(21,203)	(307,288)	(1,096,372)	(1,594)	691

Net increase (decrease) in net assets resulting from operations	$36,214	$507,433	$(1,096,861)	$(1,608)	$693

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	The Merger Fund VL	Voya Growth and Income Portfolio— Class I (a)
INVESTMENT INCOME (LOSS):
Dividend income	$—	$350	$9,871	$578	$651
Mortality and expense risk charges	—	—	—	—	(8)
Administrative charges	—	—	—	—	(1)

Net investment income (loss)	—	350	9,871	578	642

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	10,425	957	12,320	1,045	2,606
Cost of investments sold	(3,883)	(897)	(12,842)	(1,036)	(2,409)

Net realized gain (loss) on investments	6,542	60	(522)	9	197
Realized gain distribution received	8,074	906	—	382	9,145
Change in unrealized appreciation (depreciation) on investments	39,373	(269)	2,132	211	(5,059)

Net gain (loss) on investments	53,989	697	1,610	602	4,283

Net increase (decrease) in net assets resulting from operations	$53,989	$1,047	$11,481	$1,180	$4,925

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

Western Asset Core Plus VIT Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$5,687
Mortality and expense risk charges	(165)
Administrative charges	(25)

Net investment income (loss)	5,497

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,886
Cost of investments sold	(4,003)

Net realized gain (loss) on investments	(117)
Realized gain distribution received	—
Change in unrealized appreciation (depreciation) on investments	(5,780)

Net gain (loss) on investments	(5,897)

Net increase (decrease) in net assets resulting from operations	$(400)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP American Century Sustainable Equity— Initial Class		NYLI VP Balanced— Initial Class		NYLI VP Bond— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$648,417	$783,895	$500,498	$352,540	$1,311,071	$734,693
Net realized gain (loss) on investments	(2,831,600)	(401,659)	(49,053)	(288,214)	(610,749)	(558,851)
Realized gain distribution received	2,055,742	24,991,107	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	15,267,835	(9,330,936)	1,105,892	1,401,542	(258,355)	1,312,691

Net increase (decrease) in net assets resulting from operations	15,140,394	16,042,407	1,557,337	1,465,868	441,967	1,488,533

Contributions and (Withdrawals):
Payments received from policyowners	2,658,964	2,757,796	1,808,497	1,809,964	2,534,443	2,469,799
Cost of insurance	(3,356,509)	(3,271,079)	(1,104,978)	(1,144,569)	(1,890,789)	(1,961,086)
Policyowners’ surrenders	(4,251,542)	(2,182,790)	(716,936)	(1,037,012)	(1,325,626)	(863,690)
Net transfers from (to) Fixed Account	(1,908,911)	(1,031,226)	(284,079)	(163,441)	(701,597)	(322,693)
Transfers between Investment Divisions	(745,310)	(1,181,163)	(1,139,502)	51,180	108,456	(304,154)
Policyowners’ death benefits	(473,015)	(495,739)	(246,393)	(98,304)	(130,794)	(222,218)

Net contributions and (withdrawals)	(8,076,323)	(5,404,201)	(1,683,391)	(582,182)	(1,405,907)	(1,204,042)

Increase (decrease) in net assets	7,064,071	10,638,206	(126,054)	883,686	(963,940)	284,491
NET ASSETS:
Beginning of period	79,950,320	69,312,114	21,526,967	20,643,281	29,649,518	29,365,027

End of period	$87,014,391	$79,950,320	$21,400,913	$21,526,967	$28,685,578	$29,649,518

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP Candriam Emerging Markets Equity— Initial Class		NYLI VP CBRE Global Infrastructure— Initial Class		NYLI VP Conservative Allocation— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$202,029	$421,116	$56,371	$40,096	$187,388	$368,685
Net realized gain (loss) on investments	(765,387)	(902,822)	57,664	(36,664)	(149,837)	(304,443)
Realized gain distribution received	—	—	—	—	—	458,873
Change in unrealized appreciation (depreciation) on investments	4,127,637	2,394,916	65,341	110,656	807,295	778,156

Net increase (decrease) in net assets resulting from operations	3,564,279	1,913,210	179,376	114,088	844,846	1,301,271

Contributions and (Withdrawals):
Payments received from policyowners	1,998,038	2,160,406	329,190	422,733	767,274	1,020,973
Cost of insurance	(1,382,976)	(1,446,083)	(111,315)	(117,119)	(808,942)	(821,824)
Policyowners’ surrenders	(1,058,263)	(962,278)	(74,852)	(51,637)	(455,498)	(746,978)
Net transfers from (to) Fixed Account	(770,934)	(548,949)	(38,361)	(114,686)	(73,339)	(102,443)
Transfers between Investment Divisions	(488,323)	(72,495)	(42,724)	75,680	(275,175)	(143,204)
Policyowners’ death benefits	(71,621)	(100,291)	(9,177)	(797)	(148,514)	(36,108)

Net contributions and (withdrawals)	(1,774,079)	(969,690)	52,761	214,174	(994,194)	(829,584)

Increase (decrease) in net assets	1,790,200	943,520	232,137	328,262	(149,348)	471,687
NET ASSETS:
Beginning of period	28,971,144	28,027,624	2,439,305	2,111,043	13,958,590	13,486,903

End of period	$30,761,344	$28,971,144	$2,671,442	$2,439,305	$13,809,242	$13,958,590

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP Dimensional U.S. Equity— Initial Class		NYLI VP Epoch U.S. Equity Yield— Initial Class		NYLI VP Equity Allocation— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$489,265	$592,615	$3,575,840	$3,121,590	$(97,961)	$4,824,378
Net realized gain (loss) on investments	5,075,471	4,025,581	4,099,086	3,299,058	(1,271,945)	(1,272,268)
Realized gain distribution received	—	—	8,922,432	8,643,024	—	8,689,897
Change in unrealized appreciation (depreciation) on investments	25,673,285	22,579,048	7,877,491	(4,397,724)	12,696,173	2,386,283

Net increase (decrease) in net assets resulting from operations	31,238,021	27,197,244	24,474,849	10,665,948	11,326,267	14,628,290

Contributions and (Withdrawals):
Payments received from policyowners	6,152,349	6,218,352	5,424,531	5,811,819	7,437,465	7,915,241
Cost of insurance	(5,768,351)	(5,859,686)	(6,069,480)	(6,255,396)	(4,204,421)	(4,277,466)
Policyowners’ surrenders	(4,067,716)	(4,017,364)	(4,947,935)	(5,015,916)	(4,120,593)	(3,444,021)
Net transfers from (to) Fixed Account	(1,933,497)	(1,927,950)	(2,180,362)	(1,338,793)	(2,818,020)	(2,180,294)
Transfers between Investment Divisions	(1,415,319)	(1,384,005)	(1,586,450)	(955,429)	(2,343,821)	(668,203)
Policyowners’ death benefits	(1,163,146)	(1,655,992)	(1,178,526)	(591,936)	(2,397,906)	(85,403)

Net contributions and (withdrawals)	(8,195,680)	(8,626,645)	(10,538,222)	(8,345,651)	(8,447,296)	(2,740,146)

Increase (decrease) in net assets	23,042,341	18,570,599	13,936,627	2,320,297	2,878,971	11,888,144
NET ASSETS:
Beginning of period	136,485,010	117,914,411	138,640,957	136,320,660	98,050,866	86,162,722

End of period	$159,527,351	$136,485,010	$152,577,584	$138,640,957	$100,929,837	$98,050,866

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP Fidelity Institutional AM® Utilities— Initial Class		NYLI VP Floating Rate— Initial Class		NYLI VP Growth Allocation— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,357,280	$968,607	$3,393,273	$3,189,206	$610,906	$3,516,276
Net realized gain (loss) on investments	192,048	(54,765)	(168,714)	(156,502)	(1,480,571)	(2,533,062)
Realized gain distribution received	4,243,070	7,211,863	—	—	—	6,158,970
Change in unrealized appreciation (depreciation) on investments	8,586,613	(8,966,837)	46,112	1,303,237	10,350,737	5,894,083

Net increase (decrease) in net assets resulting from operations	14,379,011	(841,132)	3,270,671	4,335,941	9,481,072	13,036,267

Contributions and (Withdrawals):
Payments received from policyowners	3,577,441	3,745,625	1,519,685	1,377,237	6,764,146	6,864,108
Cost of insurance	(2,228,692)	(2,215,427)	(1,107,225)	(1,048,329)	(4,360,748)	(4,599,822)
Policyowners’ surrenders	(1,891,092)	(1,381,966)	(774,679)	(531,733)	(3,288,651)	(4,267,650)
Net transfers from (to) Fixed Account	(1,569,305)	(746,547)	(949,074)	(240,018)	(2,818,640)	(1,541,969)
Transfers between Investment Divisions	(2,455,859)	187,824	1,001,374	234,545	(3,475,138)	(1,866,639)
Policyowners’ death benefits	(280,026)	(84,866)	(95,890)	(370,055)	(776,800)	(139,644)

Net contributions and (withdrawals)	(4,847,533)	(495,357)	(405,809)	(578,353)	(7,955,831)	(5,551,616)

Increase (decrease) in net assets	9,531,478	(1,336,489)	2,864,862	3,757,588	1,525,241	7,484,651
NET ASSETS:
Beginning of period	51,858,290	53,194,779	40,949,961	37,192,373	95,510,002	88,025,351

End of period	$61,389,768	$51,858,290	$43,814,823	$40,949,961	$97,035,243	$95,510,002

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP Hedge Multi- Strategy— Initial Class		NYLI VP Income Builder— Initial Class		NYLI VP Janus Henderson Balanced— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$31,085	$576,126	$1,738,471	$1,731,533	$2,686,850	$1,660,455
Net realized gain (loss) on investments	19,496	(1,896)	229,712	263,971	4,370,643	2,824,097
Realized gain distribution received	—	—	—	—	—	6,011,990
Change in unrealized appreciation (depreciation) on investments	730,670	499,686	4,929,380	3,592,827	17,964,208	11,742,596

Net increase (decrease) in net assets resulting from operations	781,251	1,073,916	6,897,563	5,588,331	25,021,701	22,239,138

Contributions and (Withdrawals):
Payments received from policyowners	1,277,300	1,347,369	3,449,315	3,791,366	8,709,934	8,665,104
Cost of insurance	(561,999)	(566,532)	(3,475,951)	(3,668,558)	(7,477,780)	(7,638,672)
Policyowners’ surrenders	(450,258)	(432,904)	(2,327,422)	(2,046,361)	(6,711,296)	(5,868,808)
Net transfers from (to) Fixed Account	(466,038)	(274,559)	(642,105)	(389,985)	(1,735,015)	(712,664)
Transfers between Investment Divisions	680,255	142,451	(782,516)	378,298	519,398	827,087
Policyowners’ death benefits	(6,970)	(37,466)	(641,488)	(386,497)	(1,516,026)	(1,588,393)

Net contributions and (withdrawals)	472,290	178,359	(4,420,167)	(2,321,737)	(8,210,785)	(6,316,346)

Increase (decrease) in net assets	1,253,541	1,252,275	2,477,396	3,266,594	16,810,916	15,922,792
NET ASSETS:
Beginning of period	11,704,255	10,451,980	63,265,997	59,999,403	166,738,497	150,815,705

End of period	$12,957,796	$11,704,255	$65,743,393	$63,265,997	$183,549,413	$166,738,497

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP MacKay Convertible— Initial Class		NYLI VP MacKay High Yield Corporate Bond— Initial Class		NYLI VP MacKay Strategic Bond— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,526,553	$1,338,434	$8,961,170	$7,880,976	$1,565,225	$1,192,238
Net realized gain (loss) on investments	650,301	418,109	(563,209)	(530,815)	(6,298)	(46,826)
Realized gain distribution received	1,254,004	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	1,873,321	4,192,201	1,985,303	8,249,562	315,926	1,192,166

Net increase (decrease) in net assets resulting from operations	6,304,179	5,948,744	10,383,264	15,599,723	1,874,853	2,337,578

Contributions and (Withdrawals):
Payments received from policyowners	5,031,880	5,071,127	10,997,845	10,983,862	2,497,073	2,584,415
Cost of insurance	(3,443,954)	(3,516,490)	(7,956,534)	(8,184,491)	(1,139,877)	(1,142,621)
Policyowners’ surrenders	(3,163,901)	(1,907,562)	(5,511,529)	(4,198,396)	(934,099)	(877,210)
Net transfers from (to) Fixed Account	(1,073,820)	(544,227)	(2,592,488)	(2,395,225)	(1,051,467)	(454,112)
Transfers between Investment Divisions	1,741,999	1,963,456	8,423,377	(555,887)	943,579	1,880,578
Policyowners’ death benefits	(309,485)	(571,411)	(911,321)	(933,453)	(34,616)	(88,554)

Net contributions and (withdrawals)	(1,217,281)	494,893	2,449,350	(5,283,590)	280,593	1,902,496

Increase (decrease) in net assets	5,086,898	6,443,637	12,832,614	10,316,133	2,155,446	4,240,074
NET ASSETS:
Beginning of period	75,893,110	69,449,473	148,545,603	138,229,470	26,163,424	21,923,350

End of period	$80,980,008	$75,893,110	$161,378,217	$148,545,603	$28,318,870	$26,163,424

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP MacKay U.S. Infrastructure Bond— Initial Class		NYLI VP Moderate Allocation— Initial Class		NYLI VP Natural Resources— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$199,578	$254,504	$411,485	$1,317,595	$1,165,192	$1,016,083
Net realized gain (loss) on investments	(170,927)	(221,488)	(539,751)	(773,853)	2,245,193	1,382,721
Realized gain distribution received	—	—	—	2,037,452	—	—
Change in unrealized appreciation (depreciation) on investments	62,749	515,313	4,000,777	2,831,436	(2,826,040)	(1,496,310)

Net increase (decrease) in net assets resulting from operations	91,400	548,329	3,872,511	5,412,630	584,345	902,494

Contributions and (Withdrawals):
Payments received from policyowners	996,047	1,020,149	2,710,038	2,832,764	3,607,423	4,299,928
Cost of insurance	(805,975)	(876,039)	(2,344,807)	(2,409,024)	(2,225,842)	(2,542,414)
Policyowners’ surrenders	(523,174)	(486,455)	(2,158,288)	(1,912,346)	(1,706,695)	(1,778,339)
Net transfers from (to) Fixed Account	(65,397)	(89,246)	(306,475)	(514,192)	(1,700,149)	(883,216)
Transfers between Investment Divisions	(43,991)	374,301	(331,112)	(162,598)	(2,813,522)	(1,178,704)
Policyowners’ death benefits	(74,630)	(181,802)	(386,258)	(141,040)	(58,073)	(216,516)

Net contributions and (withdrawals)	(517,120)	(239,092)	(2,816,902)	(2,306,436)	(4,896,858)	(2,299,261)

Increase (decrease) in net assets	(425,720)	309,237	1,055,609	3,106,194	(4,312,513)	(1,396,767)
NET ASSETS:
Beginning of period	12,459,844	12,150,607	46,889,444	43,783,250	49,486,451	50,883,218

End of period	$12,034,124	$12,459,844	$47,945,053	$46,889,444	$45,173,938	$49,486,451

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP PIMCO Real Return— Initial Class		NYLI VP PineStone International Equity— Initial Class		NYLI VP S&P 500 Index— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$431,299	$1,025,184	$167,628	$(124,088)	$7,433,019	$6,728,880
Net realized gain (loss) on investments	(155,997)	(52,894)	10,195	(573,364)	22,281,954	18,825,785
Realized gain distribution received	—	—	—	—	2,630,438	9,486,356
Change in unrealized appreciation (depreciation) on investments	(44,959)	(551,007)	1,917,749	2,602,787	137,778,777	104,155,932

Net increase (decrease) in net assets resulting from operations	230,343	421,283	2,095,572	1,905,335	170,124,188	139,196,953

Contributions and (Withdrawals):
Payments received from policyowners	1,130,912	1,189,503	3,363,653	3,736,203	83,839,652	61,066,949
Cost of insurance	(578,231)	(622,514)	(2,275,284)	(2,387,970)	(35,551,996)	(29,871,348)
Policyowners’ surrenders	(456,994)	(422,501)	(1,652,522)	(1,912,979)	(18,785,385)	(17,991,497)
Net transfers from (to) Fixed Account	(229,475)	(183,540)	(618,467)	(128,059)	(7,463,374)	144,390
Transfers between Investment Divisions	(588,576)	(287,903)	(161,566)	213,682	10,312,789	6,274,552
Policyowners’ death benefits	(36,327)	(25,208)	(173,938)	(151,846)	(4,657,635)	(4,188,178)

Net contributions and (withdrawals)	(758,691)	(352,163)	(1,518,124)	(630,969)	27,694,051	15,434,868

Increase (decrease) in net assets	(528,348)	69,120	577,448	1,274,366	197,818,239	154,631,821
NET ASSETS:
Beginning of period	12,138,151	12,069,031	48,093,180	46,818,814	688,846,888	534,215,067

End of period	$11,609,803	$12,138,151	$48,670,628	$48,093,180	$886,665,127	$688,846,888

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP Schroders Mid Cap Opportunities— Initial Class		NYLI VP Small Cap Growth— Initial Class		NYLI VP U.S. Government Money Market— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$109,694	$(91,748)	$(195,536)	$(186,249)	$2,453,616	$2,318,985
Net realized gain (loss) on investments	(4,187,583)	(5,492,932)	147,139	(27,543)	1	—
Realized gain distribution received	—	—	—	185,407	—	—
Change in unrealized appreciation (depreciation) on investments	13,376,451	17,304,721	5,113,036	7,333,099	(1)	—

Net increase (decrease) in net assets resulting from operations	9,298,562	11,720,041	5,064,639	7,304,714	2,453,616	2,318,985

Contributions and (Withdrawals):
Payments received from policyowners	4,946,388	5,388,124	2,998,043	2,967,733	11,276,076	5,542,404
Cost of insurance	(4,066,146)	(4,270,044)	(2,250,375)	(2,347,967)	(4,904,437)	(4,677,964)
Policyowners’ surrenders	(3,516,993)	(3,324,195)	(1,961,215)	(1,815,337)	(4,693,001)	(1,888,133)
Net transfers from (to) Fixed Account	(1,342,692)	(1,222,345)	(759,965)	(674,604)	(571,624)	(713,196)
Transfers between Investment Divisions	(542,241)	(761,640)	497,175	253,742	3,027,688	(2,176,896)
Policyowners’ death benefits	(396,656)	(390,075)	(238,800)	(337,225)	(63,882)	(532,913)

Net contributions and (withdrawals)	(4,918,340)	(4,580,175)	(1,715,137)	(1,953,658)	4,070,820	(4,446,698)

Increase (decrease) in net assets	4,380,222	7,139,866	3,349,502	5,351,056	6,524,436	(2,127,713)
NET ASSETS:
Beginning of period	96,685,995	89,546,129	54,867,476	49,516,420	51,081,196	53,208,909

End of period	$101,066,217	$96,685,995	$58,216,978	$54,867,476	$57,605,632	$51,081,196

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP Wellington Growth— Initial Class		NYLI VP Wellington Small Cap— Initial Class		NYLI VP Winslow Large Cap Growth— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,663,175)	$(1,325,628)	$407,341	$275,036	$(325,300)	$(252,244)
Net realized gain (loss) on investments	(154,788)	(491,953)	(907,314)	(1,653,793)	4,267,419	857,690
Realized gain distribution received	—	—	—	—	13,765,987	4,275,238
Change in unrealized appreciation (depreciation) on investments	61,964,053	70,885,580	6,639,350	6,813,838	20,027,793	35,636,889

Net increase (decrease) in net assets resulting from operations	60,146,090	69,067,999	6,139,377	5,435,081	37,735,899	40,517,573

Contributions and (Withdrawals):
Payments received from policyowners	7,955,755	8,533,152	2,908,536	3,187,036	9,986,195	9,232,014
Cost of insurance	(10,629,264)	(10,652,540)	(2,005,497)	(1,996,761)	(5,880,773)	(5,207,094)
Policyowners’ surrenders	(7,665,823)	(6,949,212)	(1,594,734)	(1,667,861)	(4,169,801)	(3,089,957)
Net transfers from (to) Fixed Account	(2,919,426)	(2,202,182)	(1,257,668)	(616,350)	(4,759,507)	(1,374,148)
Transfers between Investment Divisions	(2,243,251)	(1,372,321)	(741,382)	(396,350)	(2,585,940)	(8,089,403)
Policyowners’ death benefits	(1,777,759)	(1,885,608)	(151,131)	(151,803)	(455,993)	(517,237)

Net contributions and (withdrawals)	(17,279,768)	(14,528,711)	(2,841,876)	(1,642,089)	(7,865,819)	(9,045,825)

Increase (decrease) in net assets	42,866,322	54,539,288	3,297,501	3,792,992	29,870,080	31,471,748
NET ASSETS:
Beginning of period	243,527,149	188,987,861	44,509,771	40,716,779	130,362,476	98,890,728

End of period	$286,393,471	$243,527,149	$47,807,272	$44,509,771	$160,232,556	$130,362,476

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	AB VPS Discovery Value Portfolio— Class A		AB VPS Relative Value Portfolio— Class A		Alger Capital Appreciation Portfolio— Class I-2
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$144,921	$166,776	$129,701	$91,727	$—	$—
Net realized gain (loss) on investments	(84,600)	(179,594)	144,588	(5,067)	22,186	(14,708)
Realized gain distribution received	979,299	1,504,182	327,014	501,236	—	—
Change in unrealized appreciation (depreciation) on investments	869,387	1,466,353	503,123	164,829	1,448,494	956,383

Net increase (decrease) in net assets resulting from operations	1,909,007	2,957,717	1,104,426	752,725	1,470,680	941,675

Contributions and (Withdrawals):
Payments received from policyowners	1,296,591	1,346,777	937,969	491,223	12,435	19,753
Cost of insurance	(661,863)	(677,412)	(267,172)	(143,755)	(70,552)	(56,242)
Policyowners’ surrenders	(504,330)	(296,742)	(148,534)	(9,263)	(5,207)	(36)
Net transfers from (to) Fixed Account	(688,047)	(127,402)	(383,874)	83,797	430	540
Transfers between Investment Divisions	(1,463,021)	(6,346)	253,346	7,030,016	(48,363)	(10,431)
Policyowners’ death benefits	(37,030)	(99,708)	—	—	—	—

Net contributions and (withdrawals)	(2,057,700)	139,167	391,735	7,452,018	(111,257)	(46,416)

Increase (decrease) in net assets	(148,693)	3,096,884	1,496,161	8,204,743	1,359,423	895,259
NET ASSETS:
Beginning of period	19,966,879	16,869,995	8,493,342	288,599	3,099,994	2,204,735

End of period	$19,818,186	$19,966,879	$9,989,503	$8,493,342	$4,459,417	$3,099,994

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	American Funds IS Asset Allocation Fund— Class 2		American Funds IS The Bond Fund of America®— Class 2		American Funds IS Capital World Bond Fund®— Class 2
	2024	2023	2024	2023	2024 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$195,233	$145,191	$53,663	$12,038	$205
Net realized gain (loss) on investments	48,713	(27,293)	2,603	(8,825)	(214)
Realized gain distribution received	394,954	261,626	—	—	—
Change in unrealized appreciation (depreciation) on investments	732,395	556,126	(51,766)	5,978	(417)

Net increase (decrease) in net assets resulting from operations	1,371,295	935,650	4,500	9,191	(426)

Contributions and (Withdrawals):
Payments received from policyowners	1,365,944	878,670	134,165	64,632	9,151
Cost of insurance	(576,984)	(450,517)	(44,782)	(22,259)	(1,194)
Policyowners’ surrenders	(90,565)	(33,379)	(35,983)	(55)	—
Net transfers from (to) Fixed Account	(156,777)	38,421	(105,915)	(132,173)	127
Transfers between Investment Divisions	674,782	(151,878)	1,132,901	361,615	3,348
Policyowners’ death benefits	(2,046)	(4,850)	—	—	—

Net contributions and (withdrawals)	1,214,354	276,467	1,080,386	271,760	11,432

Increase (decrease) in net assets	2,585,649	1,212,117	1,084,886	280,951	11,006
NET ASSETS:
Beginning of period	7,955,652	6,743,535	372,817	91,866	—

End of period	$10,541,301	$7,955,652	$1,457,703	$372,817	$11,006

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	American Funds IS Global Small Capitalization Fund— Class 2		American Funds IS Growth Fund— Class 2		American Funds IS New World Fund®— Class 2
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$65,809	$10,869	$85,778	$43,043	$302,037	$272,694
Net realized gain (loss) on investments	(376,262)	(641,456)	67,981	35,000	283,276	117,166
Realized gain distribution received	247,111	79,930	754,253	966,722	102,267	—
Change in unrealized appreciation (depreciation) on investments	216,658	1,512,322	8,047,630	4,745,712	672,319	2,407,612

Net increase (decrease) in net assets resulting from operations	153,316	961,665	8,955,642	5,790,477	1,359,899	2,797,472

Contributions and (Withdrawals):
Payments received from policyowners	951,278	850,695	12,284,477	6,045,232	2,565,869	2,548,163
Cost of insurance	(281,601)	(283,094)	(3,247,974)	(1,594,628)	(975,173)	(944,867)
Policyowners’ surrenders	(94,832)	(122,738)	(483,158)	(332,136)	(501,487)	(400,470)
Net transfers from (to) Fixed Account	(449,517)	(42,726)	(136,871)	259,204	(774,224)	(276,003)
Transfers between Investment Divisions	(146,767)	(1,029,400)	1,384,695	1,116,202	259,228	(18,422)
Policyowners’ death benefits	(1,832)	(30,993)	(10,111)	(8,730)	(103,062)	(25,761)

Net contributions and (withdrawals)	(23,271)	(658,256)	9,791,058	5,485,144	471,151	882,640

Increase (decrease) in net assets	130,045	303,409	18,746,700	11,275,621	1,831,050	3,680,112
NET ASSETS:
Beginning of period	6,584,807	6,281,398	24,844,347	13,568,726	20,892,980	17,212,868

End of period	$6,714,852	$6,584,807	$43,591,047	$24,844,347	$22,724,030	$20,892,980

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	American Funds IS U.S. Government Securities Fund®— Class 2	American Funds IS Washington Mutual Investors FundSM— Class 2		BlackRock® Global Allocation V.I. Fund— Class I
	2024 (a)	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$49	$262,518	$212,600	$325,349	$506,794
Net realized gain (loss) on investments	39	128,381	16,037	12,274	(186,263)
Realized gain distribution received	—	134,007	104,948	1,658,041	—
Change in unrealized appreciation (depreciation) on investments	(62)	2,226,945	1,549,264	243,784	2,486,052

Net increase (decrease) in net assets resulting from operations	26	2,751,851	1,882,849	2,239,448	2,806,583

Contributions and (Withdrawals):
Payments received from policyowners	1,677	2,706,247	2,319,895	2,066,548	2,011,897
Cost of insurance	(572)	(884,500)	(755,655)	(1,060,561)	(1,066,241)
Policyowners’ surrenders	—	(343,042)	(221,614)	(1,028,129)	(676,375)
Net transfers from (to) Fixed Account	(210)	(465,199)	45,056	(752,742)	(444,867)
Transfers between Investment Divisions	642	1,643,662	(636,242)	76,668	137,892
Policyowners’ death benefits	—	(6,006)	(20,259)	(61,652)	(72,363)

Net contributions and (withdrawals)	1,537	2,651,162	731,181	(759,868)	(110,057)

Increase (decrease) in net assets	1,563	5,403,013	2,614,030	1,479,580	2,696,526
NET ASSETS:
Beginning of period	—	13,340,082	10,726,052	25,085,604	22,389,078

End of period	$1,563	$18,743,095	$13,340,082	$26,565,184	$25,085,604

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	BlackRock® High Yield V.I. Fund— Class I		BNY Mellon IP Technology Growth Portfolio— Initial Shares		BNY Mellon Sustainable U.S. Equity Portfolio— Initial Shares
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$752,120	$532,575	$(117,264)	$(84,506)	$1,677	$466
Net realized gain (loss) on investments	(26,866)	(50,462)	2,182,521	813,448	42,100	245
Realized gain distribution received	—	—	—	—	2,899	9,549
Change in unrealized appreciation (depreciation) on investments	138,064	562,229	15,053,254	24,054,505	59,537	22,306

Net increase (decrease) in net assets resulting from operations	863,318	1,044,342	17,118,511	24,783,447	106,213	32,566

Contributions and (Withdrawals):
Payments received from policyowners	1,859,712	1,457,909	7,560,054	6,450,341	201,993	87,627
Cost of insurance	(658,418)	(531,980)	(3,513,060)	(2,858,257)	(56,356)	(18,338)
Policyowners’ surrenders	(360,605)	(186,362)	(2,385,936)	(1,548,754)	(47,823)	(1,156)
Net transfers from (to) Fixed Account	(198,220)	41,953	(1,876,989)	(506,096)	3,580	(5,640)
Transfers between Investment Divisions	726,164	919,876	1,454,612	(229,253)	291,992	201,541
Policyowners’ death benefits	(33,206)	(24,989)	(136,839)	(318,670)	(1,264)	—

Net contributions and (withdrawals)	1,335,427	1,676,407	1,101,842	989,311	392,122	264,034

Increase (decrease) in net assets	2,198,745	2,720,749	18,220,353	25,772,758	498,335	296,600
NET ASSETS:
Beginning of period	9,910,793	7,190,044	66,604,877	40,832,119	313,427	16,827

End of period	$12,109,538	$9,910,793	$84,825,230	$66,604,877	$811,762	$313,427

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares		ClearBridge Variable Appreciation Portfolio— Class I		Columbia Variable Portfolio— Commodity Strategy Fund— Class 1
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$25,272	$11,189	$47,111	$38,474	$33,897	$199,707
Net realized gain (loss) on investments	100,312	35,878	125,574	44,779	(4,920)	(26,000)
Realized gain distribution received	—	75,411	678,211	117,289	—	—
Change in unrealized appreciation (depreciation) on investments	46,113	187,783	329,861	521,673	37,265	(239,289)

Net increase (decrease) in net assets resulting from operations	171,697	310,261	1,180,757	722,215	66,242	(65,582)

Contributions and (Withdrawals):
Payments received from policyowners	4,435	2,081	1,035,387	903,639	75,395	79,351
Cost of insurance	(59,115)	(56,983)	(399,286)	(326,009)	(43,211)	(45,415)
Policyowners’ surrenders	—	—	(141,002)	(99,958)	(22,763)	(16,075)
Net transfers from (to) Fixed Account	(221)	(218)	(126,094)	(20,304)	6,262	(108,097)
Transfers between Investment Divisions	(56,434)	18,793	681,163	(52,970)	18,973	24,576
Policyowners’ death benefits	—	—	(6,615)	(878)	—	(1,272)

Net contributions and (withdrawals)	(111,335)	(36,327)	1,043,553	403,520	34,656	(66,932)

Increase (decrease) in net assets	60,362	273,934	2,224,310	1,125,735	100,898	(132,514)
NET ASSETS:
Beginning of period	3,623,322	3,349,388	4,605,102	3,479,367	867,200	999,714

End of period	$3,683,684	$3,623,322	$6,829,412	$4,605,102	$968,098	$867,200

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1		Columbia Variable Portfolio— Intermediate Bond Fund— Class 1		Columbia Variable Portfolio— Small Cap Value Fund— Class 2
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$269,759	$246,431	$18,754	$1,515	$74	$130
Net realized gain (loss) on investments	(70,081)	(46,132)	485	4,549	(4,636)	(2,966)
Realized gain distribution received	—	—	—	—	605	2,206
Change in unrealized appreciation (depreciation) on investments	116,268	261,373	(12,538)	17,464	3,965	6,802

Net increase (decrease) in net assets resulting from operations	315,946	461,672	6,701	23,528	8	6,172

Contributions and (Withdrawals):
Payments received from policyowners	690,789	731,044	18,479	4,717	1,264	1,324
Cost of insurance	(284,286)	(287,314)	(9,005)	(3,034)	(549)	(714)
Policyowners’ surrenders	(194,765)	(110,951)	(901)	—	—	(1,060)
Net transfers from (to) Fixed Account	(137,817)	(44,817)	(340)	3,630	(20,769)	1
Transfers between Investment Divisions	87,477	48,031	72,101	143,133	—	—
Policyowners’ death benefits	(7,268)	(1,852)	—	—	—	(4,213)

Net contributions and (withdrawals)	154,130	334,141	80,334	148,446	(20,054)	(4,662)

Increase (decrease) in net assets	470,076	795,813	87,035	171,974	(20,046)	1,510
NET ASSETS:
Beginning of period	4,991,175	4,195,362	352,169	180,195	34,699	33,189

End of period	$5,461,251	$4,991,175	$439,204	$352,169	$14,653	$34,699

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Delaware VIP® International Series— Standard Class		DFA VA Global Bond Portfolio		DFA VA International Small Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$30	$20	$1,720	$1,319	$5,311	$4,361
Net realized gain (loss) on investments	(174)	(110)	(40)	(146)	90	(37)
Realized gain distribution received	—	—	—	—	4,154	—
Change in unrealized appreciation (depreciation) on investments	184	306	141	459	(3,944)	13,831

Net increase (decrease) in net assets resulting from operations	40	216	1,821	1,632	5,611	18,155

Contributions and (Withdrawals):
Payments received from policyowners	—	—	1,713	1,053	5,261	5,033
Cost of insurance	(17)	(63)	(1,435)	(1,348)	(5,531)	(5,433)
Policyowners’ surrenders	—	—	—	—	—	—
Net transfers from (to) Fixed Account	—	(578)	(3)	(3)	(5)	(5)
Transfers between Investment Divisions	(1,451)	1	—	—	435	125
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(1,468)	(640)	275	(298)	160	(280)

Increase (decrease) in net assets	(1,428)	(424)	2,096	1,334	5,771	17,875
NET ASSETS:
Beginning of period	1,428	1,852	33,721	32,387	146,792	128,917

End of period	$—	$1,428	$35,817	$33,721	$152,563	$146,792

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	DFA VA International Value Portfolio		DFA VA Short-Term Fixed Portfolio		DFA VA U.S. Large Value Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$11,802	$11,749	$5,861	$4,334	$10,509	$9,886
Net realized gain (loss) on investments	711	1,229	2	(10)	2,879	2,200
Realized gain distribution received	6,091	2,345	—	—	52,948	6,025
Change in unrealized appreciation (depreciation) on investments	80	24,192	458	1,119	(4,879)	27,478

Net increase (decrease) in net assets resulting from operations	18,684	39,515	6,321	5,443	61,457	45,589

Contributions and (Withdrawals):
Payments received from policyowners	6,391	5,952	8,447	8,229	14,449	13,528
Cost of insurance	(8,776)	(8,479)	(7,615)	(7,585)	(22,207)	(20,619)
Policyowners’ surrenders	—	—	—	—	—	(34)
Net transfers from (to) Fixed Account	—	—	—	—	—	—
Transfers between Investment Divisions	18,582	(21)	—	—	1,398	(1,270)
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	16,197	(2,548)	832	644	(6,360)	(8,395)

Increase (decrease) in net assets	34,881	36,967	7,153	6,087	55,097	37,194
NET ASSETS:
Beginning of period	259,297	222,330	114,869	108,782	460,271	423,077

End of period	$294,178	$259,297	$122,022	$114,869	$515,368	$460,271

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	DFA VA U.S. Targeted Value Portfolio		DWS Alternative Asset Allocation VIP— Class A		DWS Small Cap Index VIP— Class A
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,601	$4,447	$364,155	$606,343	$39,393	$23,883
Net realized gain (loss) on investments	1,981	1,455	(7,906)	(27,705)	(231,354)	(73,925)
Realized gain distribution received	22,414	19,790	5,820	81,596	120,004	70,401
Change in unrealized appreciation (depreciation) on investments	(3,808)	26,689	182,908	(108,236)	540,679	471,022

Net increase (decrease) in net assets resulting from operations	25,188	52,381	544,977	551,998	468,722	491,381

Contributions and (Withdrawals):
Payments received from policyowners	11,536	10,169	1,304,252	1,479,982	719,152	413,678
Cost of insurance	(15,978)	(14,981)	(542,881)	(576,757)	(212,480)	(167,188)
Policyowners’ surrenders	—	—	(282,539)	(290,190)	(209,307)	(40,579)
Net transfers from (to) Fixed Account	—	—	(298,536)	(188,345)	(34,554)	(33,146)
Transfers between Investment Divisions	—	(21)	(276,200)	121,004	717,319	218,507
Policyowners’ death benefits	—	—	(48,709)	(11,481)	(228,151)	(2,635)

Net contributions and (withdrawals)	(4,442)	(4,833)	(144,613)	534,213	751,979	388,637

Increase (decrease) in net assets	20,746	47,548	400,364	1,086,211	1,220,701	880,018
NET ASSETS:
Beginning of period	312,372	264,824	9,803,584	8,717,373	3,590,412	2,710,394

End of period	$333,118	$312,372	$10,203,948	$9,803,584	$4,811,113	$3,590,412

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	DWS Small Mid Cap Value VIP— Class A		Fidelity® VIP Bond Index Portfolio— Initial Class		Fidelity® VIP ContrafundSM Portfolio— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$65,013	$59,294	$115,055	$83,952	$(481,204)	$619,400
Net realized gain (loss) on investments	24,800	(208,777)	(224,008)	(70,985)	19,995,935	12,924,979
Realized gain distribution received	295,200	219,647	—	—	51,635,652	11,673,267
Change in unrealized appreciation (depreciation) on investments	(27,805)	689,437	134,512	180,365	47,488,530	67,973,048

Net increase (decrease) in net assets resulting from operations	357,208	759,601	25,559	193,332	118,638,913	93,190,694

Contributions and (Withdrawals):
Payments received from policyowners	495,523	528,819	491,285	372,094	17,208,504	16,148,051
Cost of insurance	(222,866)	(226,067)	(205,503)	(177,761)	(15,020,557)	(13,667,624)
Policyowners’ surrenders	(176,363)	(141,960)	(129,183)	(163,180)	(14,115,029)	(9,159,894)
Net transfers from (to) Fixed Account	(137,824)	(332)	83,805	46,261	(7,229,508)	(3,567,444)
Transfers between Investment Divisions	(61,694)	(367,648)	191,368	324,081	(2,737,815)	(6,152,845)
Policyowners’ death benefits	(27,674)	(24,492)	(44,813)	(21,053)	(1,276,389)	(2,210,403)

Net contributions and (withdrawals)	(130,898)	(231,680)	386,959	380,442	(23,170,794)	(18,610,159)

Increase (decrease) in net assets	226,310	527,921	412,518	573,774	95,468,119	74,580,535
NET ASSETS:
Beginning of period	5,922,491	5,394,570	4,106,424	3,532,650	364,177,318	289,596,783

End of period	$6,148,801	$5,922,491	$4,518,942	$4,106,424	$459,645,437	$364,177,318

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP Emerging Markets Portfolio— Initial Class		Fidelity® VIP Equity-Income PortfolioSM— Initial Class		Fidelity® VIP Extended Market Index Portfolio— Initial Class
	2024	2023	2024	2023	2024 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$84,710	$113,367	$1,561,309	$1,481,415	$2,397
Net realized gain (loss) on investments	(58,642)	(138,588)	2,251,209	1,356,990	1,543
Realized gain distribution received	—	—	6,074,838	2,655,259	—
Change in unrealized appreciation (depreciation) on investments	540,012	466,294	4,461,087	3,792,156	11,331

Net increase (decrease) in net assets resulting from operations	566,080	441,073	14,348,443	9,285,820	15,271

Contributions and (Withdrawals):
Payments received from policyowners	1,086,823	1,077,207	5,266,929	5,236,134	61,480
Cost of insurance	(365,081)	(358,629)	(4,161,071)	(4,218,623)	(8,051)
Policyowners’ surrenders	(187,482)	(165,840)	(3,176,399)	(2,378,181)	(1,958)
Net transfers from (to) Fixed Account	(77,004)	(68,976)	(944,531)	(6,857,406)	(1,057)
Transfers between Investment Divisions	(281,223)	262,891	(293,978)	(8,358,746)	173,293
Policyowners’ death benefits	(693)	—	(414,951)	(429,445)	—

Net contributions and (withdrawals)	175,340	746,653	(3,724,001)	(17,006,267)	223,707

Increase (decrease) in net assets	741,420	1,187,726	10,624,442	(7,720,447)	238,978
NET ASSETS:
Beginning of period	5,568,789	4,381,063	96,032,303	103,752,750	—

End of period	$6,310,209	$5,568,789	$106,656,745	$96,032,303	$238,978

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$38,563	$39,878	$161,751	$151,490	$143,365	$117,643
Net realized gain (loss) on investments	(6,616)	(132,699)	101,054	17,046	231,203	90,226
Realized gain distribution received	43,118	9,886	16,743	—	161,381	111,955
Change in unrealized appreciation (depreciation) on investments	34,263	252,796	382,576	725,476	656,197	1,087,429

Net increase (decrease) in net assets resulting from operations	109,328	169,861	662,124	894,012	1,192,146	1,407,253

Contributions and (Withdrawals):
Payments received from policyowners	101,039	77,605	677,459	691,337	1,566,627	1,449,825
Cost of insurance	(85,773)	(81,328)	(356,902)	(344,504)	(532,621)	(474,131)
Policyowners’ surrenders	(6,438)	(459,401)	(137,875)	(113,155)	(149,319)	(203,510)
Net transfers from (to) Fixed Account	(24,999)	(19,969)	(206,819)	(413,518)	(331,672)	26,102
Transfers between Investment Divisions	(25,980)	29,432	343,670	(186,931)	408,841	(697,417)
Policyowners’ death benefits	—	—	(18,177)	(14,962)	(18,455)	(6,411)

Net contributions and (withdrawals)	(42,151)	(453,661)	301,356	(381,733)	943,401	94,458

Increase (decrease) in net assets	67,177	(283,800)	963,480	512,279	2,135,547	1,501,711
NET ASSETS:
Beginning of period	1,486,859	1,770,659	6,889,133	6,376,854	8,874,177	7,372,466

End of period	$1,554,036	$1,486,859	$7,852,613	$6,889,133	$11,009,724	$8,874,177

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP Growth Opportunities Portfolio— Initial Class		Fidelity® VIP Growth Portfolio— Initial Class		Fidelity® VIP Health Care Portfolio— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(81,979)	$(56,901)	$148	$16,172	$(23,030)	$(19,130)
Net realized gain (loss) on investments	1,823,779	207,257	373,338	317,049	(37,011)	(86,439)
Realized gain distribution received	—	—	3,692,767	580,869	—	—
Change in unrealized appreciation (depreciation) on investments	19,122,211	14,877,524	111,027	2,890,453	710,849	612,532

Net increase (decrease) in net assets resulting from operations	20,864,011	15,027,880	4,177,280	3,804,543	650,808	506,963

Contributions and (Withdrawals):
Payments received from policyowners	10,879,789	8,163,632	22,860	4,189	2,784,769	2,970,645
Cost of insurance	(3,620,062)	(2,715,380)	(265,571)	(196,605)	(969,687)	(854,513)
Policyowners’ surrenders	(1,526,937)	(843,591)	—	—	(364,450)	(208,398)
Net transfers from (to) Fixed Account	(1,426,682)	(300,509)	(5,675)	(837)	(465,848)	123,941
Transfers between Investment Divisions	(424,762)	2,757,552	(217,102)	(168,512)	1,025,727	1,780,880
Policyowners’ death benefits	(118,092)	(193,166)	—	—	(11,553)	(5,984)

Net contributions and (withdrawals)	3,763,254	6,868,538	(465,488)	(361,765)	1,998,958	3,806,571

Increase (decrease) in net assets	24,627,265	21,896,418	3,711,792	3,442,778	2,649,766	4,313,534
NET ASSETS:
Beginning of period	52,305,733	30,409,315	13,954,374	10,511,596	13,183,605	8,870,071

End of period	$76,932,998	$52,305,733	$17,666,166	$13,954,374	$15,833,371	$13,183,605

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP Index 500 Portfolio— Initial Class		Fidelity® VIP International Index Portfolio— Initial Class		Fidelity® VIP Investment Grade Bond Portfolio— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$500,171	$525,863	$366,102	$273,499	$131,469	$77,560
Net realized gain (loss) on investments	6,454,812	236,330	73,830	(16,175)	(13,865)	(25,118)
Realized gain distribution received	23,151	313,531	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	1,770,382	7,090,006	127,012	1,065,602	(51,616)	106,288

Net increase (decrease) in net assets resulting from operations	8,748,516	8,165,730	566,944	1,322,926	65,988	158,730

Contributions and (Withdrawals):
Payments received from policyowners	85,124	89,262	1,302,785	994,921	150,889	56,349
Cost of insurance	(309,579)	(287,140)	(434,629)	(373,020)	(129,576)	(90,528)
Policyowners’ surrenders	(10,088)	(23,054)	(230,051)	(251,532)	(8,320)	(27,212)
Net transfers from (to) Fixed Account	(25,456)	(18,249)	(373,050)	122,910	(74,490)	(99,827)
Transfers between Investment Divisions	(7,751,114)	319,681	1,303,142	2,535,859	831,001	912,956
Policyowners’ death benefits	—	—	(332,725)	—	—	—

Net contributions and (withdrawals)	(8,011,113)	80,500	1,235,472	3,029,138	769,504	751,738

Increase (decrease) in net assets	737,403	8,246,230	1,802,416	4,352,064	835,492	910,468
NET ASSETS:
Beginning of period	39,434,441	31,188,211	11,252,542	6,900,478	3,108,740	2,198,272

End of period	$40,171,844	$39,434,441	$13,054,958	$11,252,542	$3,944,232	$3,108,740

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP Mid Cap Portfolio— Initial Class		Fidelity® VIP Overseas Portfolio— Initial Class		Franklin Templeton Aggressive Model Portfolio— Class I
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$124,034	$115,570	$147,686	$80,445	$1,558,416	$721,188
Net realized gain (loss) on investments	438,436	(44,713)	75,629	173,467	294,609	(11,027)
Realized gain distribution received	3,358,689	598,535	410,827	20,346	1,017,874	226,997
Change in unrealized appreciation (depreciation) on investments	181,715	2,332,568	(225,283)	1,139,198	11,534,197	7,491,339

Net increase (decrease) in net assets resulting from operations	4,102,874	3,001,960	408,859	1,413,456	14,405,096	8,428,497

Contributions and (Withdrawals):
Payments received from policyowners	2,321,019	2,301,629	37,818	15,916	42,121,970	33,182,195
Cost of insurance	(1,037,330)	(933,358)	(157,027)	(135,836)	(11,771,557)	(9,076,757)
Policyowners’ surrenders	(626,474)	(437,036)	(5,068)	(1,577)	(3,037,079)	(1,669,158)
Net transfers from (to) Fixed Account	(343,937)	73,558	4,427	(5,792)	3,236,312	4,738,469
Transfers between Investment Divisions	(256,568)	291,001	376,583	(186,831)	1,152,085	1,986,277
Policyowners’ death benefits	(293,020)	(27,565)	—	—	(36,064)	(1,660)

Net contributions and (withdrawals)	(236,310)	1,268,229	256,733	(314,120)	31,665,667	29,159,366

Increase (decrease) in net assets	3,866,564	4,270,189	665,592	1,099,336	46,070,763	37,587,863
NET ASSETS:
Beginning of period	23,582,744	19,312,555	8,181,267	7,081,931	68,555,213	30,967,350

End of period	$27,449,308	$23,582,744	$8,846,859	$8,181,267	$114,625,976	$68,555,213

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Franklin Templeton Conservative Model Portfolio— Class I		Franklin Templeton Moderate Model Portfolio— Class I		Franklin Templeton Moderately Aggressive Model Portfolio— Class I
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$87,929	$81,300	$493,408	$236,418	$1,888,251	$750,031
Net realized gain (loss) on investments	22,415	(146,862)	(24,174)	(140,800)	151,329	(958)
Realized gain distribution received	—	—	—	35,224	—	157,254
Change in unrealized appreciation (depreciation) on investments	25,347	263,415	1,304,999	1,174,834	6,858,600	5,203,134

Net increase (decrease) in net assets resulting from operations	135,691	197,853	1,774,233	1,305,676	8,898,180	6,109,461

Contributions and (Withdrawals):
Payments received from policyowners	672,853	653,901	5,688,469	5,191,330	28,352,738	22,857,970
Cost of insurance	(279,483)	(273,676)	(2,060,359)	(1,687,625)	(8,789,243)	(6,919,876)
Policyowners’ surrenders	(122,419)	(47,723)	(828,481)	(763,336)	(2,356,650)	(1,397,852)
Net transfers from (to) Fixed Account	169,793	67,426	420,682	110,567	2,736,896	5,286,716
Transfers between Investment Divisions	(476,062)	(141,470)	156,733	1,347,332	552,230	857,591
Policyowners’ death benefits	—	(3,678)	(156,362)	(79,347)	(98,092)	(2,218)

Net contributions and (withdrawals)	(35,318)	254,780	3,220,682	4,118,921	20,397,879	20,682,331

Increase (decrease) in net assets	100,373	452,633	4,994,915	5,424,597	29,296,059	26,791,792
NET ASSETS:
Beginning of period	2,441,787	1,989,154	13,338,941	7,914,344	53,915,802	27,124,010

End of period	$2,542,160	$2,441,787	$18,333,856	$13,338,941	$83,211,861	$53,915,802

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Franklin Templeton Moderately Conservative Model Portfolio— Class I		Invesco V.I. EQV International Equity Fund— Series I Shares		Invesco V.I. Global Real Estate Fund— Series I Shares
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$154,226	$121,814	$381,103	$24,282	$399	$211
Net realized gain (loss) on investments	(58,737)	(105,359)	(64,596)	(77,521)	(78)	(1,424)
Realized gain distribution received	—	—	118,643	15,542	—	—
Change in unrealized appreciation (depreciation) on investments	334,217	380,542	(283,765)	3,471,396	(584)	2,341

Net increase (decrease) in net assets resulting from operations	429,706	396,997	151,385	3,433,699	(263)	1,128

Contributions and (Withdrawals):
Payments received from policyowners	1,265,207	1,162,475	1,889,758	2,053,887	1,012	1,203
Cost of insurance	(525,976)	(459,579)	(845,760)	(881,696)	(345)	(362)
Policyowners’ surrenders	(784,182)	(266,226)	(934,229)	(666,239)	—	(491)
Net transfers from (to) Fixed Account	96,750	658,832	(1,065,388)	(396,991)	33	(6)
Transfers between Investment Divisions	(363,461)	474,300	96,310	(492,991)	18	244
Policyowners’ death benefits	—	—	(10,147)	(59,468)	—	(2,832)

Net contributions and (withdrawals)	(311,662)	1,569,802	(869,456)	(443,498)	718	(2,244)

Increase (decrease) in net assets	118,044	1,966,799	(718,071)	2,990,201	455	(1,116)
NET ASSETS:
Beginning of period	4,775,543	2,808,744	22,167,244	19,177,043	14,728	15,844

End of period	$4,893,587	$4,775,543	$21,449,173	$22,167,244	$15,183	$14,728

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Invesco V.I. Main Street Small Cap Fund®— Series I Shares		Janus Henderson Enterprise Portfolio— Institutional Shares		Janus Henderson Forty Portfolio— Institutional Shares
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2,213)	$22,303	$159,074	$8,706	$217	$266
Net realized gain (loss) on investments	(54,809)	(51,871)	102,095	(30,618)	174	(2,551)
Realized gain distribution received	109,255	—	996,849	1,278,522	11,320	—
Change in unrealized appreciation (depreciation) on investments	292,942	371,581	2,238,928	1,813,705	34,172	47,833

Net increase (decrease) in net assets resulting from operations	345,175	342,013	3,496,946	3,070,315	45,883	45,548

Contributions and (Withdrawals):
Payments received from policyowners	798,226	561,463	2,852,106	2,388,547	—	—
Cost of insurance	(192,826)	(128,276)	(990,814)	(818,853)	(1,564)	(1,653)
Policyowners’ surrenders	(63,186)	(123,984)	(338,137)	(369,940)	—	—
Net transfers from (to) Fixed Account	(113,281)	(3,730)	(310,837)	(64,499)	19,522	(16,061)
Transfers between Investment Divisions	183,264	134,634	3,196,177	1,938,246	—	—
Policyowners’ death benefits	(16,303)	—	(27,926)	(6,635)	—	—

Net contributions and (withdrawals)	595,894	440,107	4,380,569	3,066,866	17,958	(17,714)

Increase (decrease) in net assets	941,069	782,120	7,877,515	6,137,181	63,841	27,834
NET ASSETS:
Beginning of period	2,376,516	1,594,396	21,814,996	15,677,815	154,831	126,997

End of period	$3,317,585	$2,376,516	$29,692,511	$21,814,996	$218,672	$154,831

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Janus Henderson Global Research Portfolio— Institutional Shares		LVIP American Century Inflation Protection Fund— Serivce Class		LVIP American Century International Fund— Service Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$390,868	$516,757	$13,065	$10,787	$44,383	$37,395
Net realized gain (loss) on investments	5,650,785	4,014,766	(830)	(1,152)	21,709	23,326
Realized gain distribution received	4,344,612	3,141,906	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	17,087,997	18,173,452	(6,804)	1,434	14,947	292,016

Net increase (decrease) in net assets resulting from operations	27,474,262	25,846,881	5,431	11,069	81,039	352,737

Contributions and (Withdrawals):
Payments received from policyowners	5,273,935	5,246,278	1,995	1,995	15,524	15,500
Cost of insurance	(5,139,259)	(5,082,490)	(5,671)	(5,394)	(63,370)	(61,062)
Policyowners’ surrenders	(3,823,894)	(3,013,104)	—	—	—	—
Net transfers from (to) Fixed Account	(1,186,667)	(1,042,787)	106	(9)	(12,377)	(164)
Transfers between Investment Divisions	(1,126,756)	(1,818,171)	13,531	6,843	(3,463)	(23,676)
Policyowners’ death benefits	(783,229)	(436,866)	—	—	—	—

Net contributions and (withdrawals)	(6,785,870)	(6,147,140)	9,961	3,435	(63,686)	(69,402)

Increase (decrease) in net assets	20,688,392	19,699,741	15,392	14,504	17,353	283,335
NET ASSETS:
Beginning of period	121,209,565	101,509,824	334,669	320,165	3,082,584	2,799,249

End of period	$141,897,957	$121,209,565	$350,061	$334,669	$3,099,937	$3,082,584

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	LVIP American Century Value Fund— Service Class		LVIP Baron Growth Opportunities Fund— Service Class		LVIP Macquarie Diversified Income Fund— Standard Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$131,680	$96,364	$12	$—	$2,622	$2,263
Net realized gain (loss) on investments	73,951	121,368	(14)	(299)	(359)	(332)
Realized gain distribution received	260,617	335,003	26	311	—	—
Change in unrealized appreciation (depreciation) on investments	(50,410)	(185,640)	291	1,842	(1,026)	1,426

Net increase (decrease) in net assets resulting from operations	415,838	367,095	315	1,854	1,237	3,357

Contributions and (Withdrawals):
Payments received from policyowners	15,595	30,957	—	20	2,980	3,987
Cost of insurance	(126,650)	(124,123)	(224)	(305)	(1,050)	(1,109)
Policyowners’ surrenders	—	(13,504)	—	—	—	(1,956)
Net transfers from (to) Fixed Account	—	—	(106)	(14,995)	555	(42)
Transfers between Investment Divisions	93,301	(46,939)	483	376	358	2,048
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(17,754)	(153,609)	153	(14,904)	2,843	2,928

Increase (decrease) in net assets	398,084	213,486	468	(13,050)	4,080	6,285
NET ASSETS:
Beginning of period	4,400,021	4,186,535	4,960	18,010	57,482	51,197

End of period	$4,798,105	$4,400,021	$5,428	$4,960	$61,562	$57,482

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	LVIP Macquarie Value Fund— Standard Class		LVIP SSgA Mid-Cap Index Fund— Standard Class		Macquarie VIP Emerging Markets Series— Standard Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,963	$1,500	$41,845	$26,982	$208,386	$105,387
Net realized gain (loss) on investments	(92)	(1,633)	55,222	5,929	87,304	(105,199)
Realized gain distribution received	3,731	4,205	189,064	122,524	—	—
Change in unrealized appreciation (depreciation) on investments	951	(958)	54,452	147,790	110,990	936,260

Net increase (decrease) in net assets resulting from operations	6,553	3,114	340,583	303,225	406,680	936,448

Contributions and (Withdrawals):
Payments received from policyowners	4,250	5,334	500,865	280,018	700,074	728,512
Cost of insurance	(1,757)	(1,788)	(107,670)	(93,529)	(251,454)	(265,241)
Policyowners’ surrenders	—	(9,182)	(101,048)	(31,580)	(210,372)	(214,406)
Net transfers from (to) Fixed Account	260	(36)	62,725	37,589	(210,449)	(90,793)
Transfers between Investment Divisions	806	1,647	745,023	100,835	(544,049)	(139,697)
Policyowners’ death benefits	—	—	—	(13,479)	(1,443)	(7,547)

Net contributions and (withdrawals)	3,559	(4,025)	1,099,895	279,854	(517,693)	10,828

Increase (decrease) in net assets	10,112	(911)	1,440,478	583,079	(111,013)	947,276
NET ASSETS:
Beginning of period	90,063	90,974	2,318,672	1,735,593	7,785,126	6,837,850

End of period	$100,175	$90,063	$3,759,150	$2,318,672	$7,674,113	$7,785,126

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Macquarie VIP International Core Equity Series— Standard Class	Macquarie VIP Small Cap Value Series— Standard Class		MFS® International Intrinsic Value Portfolio— Initial Class
	2024 (b)	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$18	$179,718	$105,173	$291,446	$108,829
Net realized gain (loss) on investments	—	79,065	(103,924)	138,866	106,007
Realized gain distribution received	3	541,083	531,800	1,040,461	1,398,347
Change in unrealized appreciation (depreciation) on investments	(27)	796,618	655,941	(5,320)	1,347,865

Net increase (decrease) in net assets resulting from operations	(6)	1,596,484	1,188,990	1,465,453	2,961,048

Contributions and (Withdrawals):
Payments received from policyowners	—	1,456,782	1,524,546	1,893,296	1,885,295
Cost of insurance	(41)	(516,898)	(511,268)	(843,131)	(791,694)
Policyowners’ surrenders	—	(455,619)	(332,509)	(533,973)	(421,009)
Net transfers from (to) Fixed Account	—	(362,265)	(2,454)	(654,406)	(93,937)
Transfers between Investment Divisions	1,452	(393,806)	184,633	2,291,597	266,128
Policyowners’ death benefits	—	(161,008)	(53,028)	(32,215)	(99,447)

Net contributions and (withdrawals)	1,411	(432,814)	809,920	2,121,168	745,336

Increase (decrease) in net assets	1,405	1,163,670	1,998,910	3,586,621	3,706,384
NET ASSETS:
Beginning of period	—	14,265,492	12,266,582	20,386,770	16,680,386

End of period	$1,405	$15,429,162	$14,265,492	$23,973,391	$20,386,770

(b) For the period April 26, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	MFS® Investors Trust Series— Initial Class		MFS® Mid Cap Value Portfolio— Initial Class		MFS® New Discovery Series— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$111,959	$99,245	$172,550	$206,391	$(8,018)	$(7,765)
Net realized gain (loss) on investments	499,360	89,627	352,000	260,890	(817,358)	(349,429)
Realized gain distribution received	1,242,968	828,861	632,188	418,317	—	—
Change in unrealized appreciation (depreciation) on investments	1,212,224	1,539,639	760,629	680,358	1,619,449	1,868,117

Net increase (decrease) in net assets resulting from operations	3,066,511	2,557,372	1,917,367	1,565,956	794,073	1,510,923

Contributions and (Withdrawals):
Payments received from policyowners	1,797,098	1,882,229	1,451,471	1,270,943	735,084	749,555
Cost of insurance	(859,322)	(826,862)	(529,375)	(485,302)	(318,360)	(341,070)
Policyowners’ surrenders	(609,757)	(458,775)	(248,362)	(221,350)	(144,830)	(181,399)
Net transfers from (to) Fixed Account	(574,308)	(305,914)	(634,836)	(24,739)	(313,226)	(70,188)
Transfers between Investment Divisions	(813,918)	(61,917)	28,591	(765,955)	(226,716)	104,859
Policyowners’ death benefits	(9,936)	(17,262)	(57,832)	(13,453)	(60,546)	(32,106)

Net contributions and (withdrawals)	(1,070,143)	211,499	9,657	(239,856)	(328,594)	229,651

Increase (decrease) in net assets	1,996,368	2,768,871	1,927,024	1,326,100	465,479	1,740,574
NET ASSETS:
Beginning of period	16,131,386	13,362,515	13,812,653	12,486,553	12,065,652	10,325,078

End of period	$18,127,754	$16,131,386	$15,739,677	$13,812,653	$12,531,131	$12,065,652

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	MFS® Research International Portfolio— Initial Class		MFS® Research Series— Initial Class		MFS® Total Return Bond Series— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$15,766	$10,152	$34,025	$22,825	$112	$317
Net realized gain (loss) on investments	37,995	5,873	100,329	(5,270)	(20)	(2,257)
Realized gain distribution received	—	—	414,189	307,869	—	—
Change in unrealized appreciation (depreciation) on investments	(16,063)	76,686	631,847	794,866	(24)	1,955

Net increase (decrease) in net assets resulting from operations	37,698	92,711	1,180,390	1,120,290	68	15

Contributions and (Withdrawals):
Payments received from policyowners	158,287	81,356	823,281	817,264	—	—
Cost of insurance	(37,659)	(31,706)	(369,641)	(343,114)	(111)	(150)
Policyowners’ surrenders	(8,914)	(130,122)	(187,577)	(147,080)	—	—
Net transfers from (to) Fixed Account	11,569	(13,274)	(169,137)	(109,575)	(53)	(7,302)
Transfers between Investment Divisions	(202,529)	586,210	(92,032)	75,282	359	954
Policyowners’ death benefits	—	—	(4,468)	(5,492)	—	—

Net contributions and (withdrawals)	(79,246)	492,464	426	287,285	195	(6,498)

Increase (decrease) in net assets	(41,548)	585,175	1,180,816	1,407,575	263	(6,483)
NET ASSETS:
Beginning of period	1,084,949	499,774	6,324,812	4,917,237	2,480	8,963

End of period	$1,043,401	$1,084,949	$7,505,628	$6,324,812	$2,743	$2,480

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements..

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	MFS® Value Series— Initial Class		Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I		Morgan Stanley VIF U.S. Real Estate Portfolio— Class I
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$121	$102	$40,202	$31,238	$689,149	$492,925
Net realized gain (loss) on investments	—	—	(15,822)	(14,895)	(1,930,097)	(699,105)
Realized gain distribution received	547	430	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	108	(43)	17,556	24,938	5,145,652	3,391,798

Net increase (decrease) in net assets resulting from operations	776	489	41,936	41,281	3,904,704	3,185,618

Contributions and (Withdrawals):
Payments received from policyowners	232	231	8,644	12,117	2,069,013	2,405,346
Cost of insurance	(181)	(228)	(17,763)	(19,284)	(927,215)	(995,621)
Policyowners’ surrenders	—	—	—	—	(681,926)	(677,501)
Net transfers from (to) Fixed Account	—	19	—	—	(894,973)	(362,181)
Transfers between Investment Divisions	—	—	(15,660)	(11,044)	(28,907,500)	105,557
Policyowners’ death benefits	—	—	—	—	(61,996)	(83,580)

Net contributions and (withdrawals)	51	22	(24,779)	(18,211)	(29,404,597)	392,020

Increase (decrease) in net assets	827	511	17,157	23,070	(25,499,893)	3,577,638
NET ASSETS:
Beginning of period	6,667	6,156	386,006	362,936	25,499,893	21,922,255

End of period	$7,494	$6,667	$403,163	$386,006	$—	$25,499,893

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class		PIMCO VIT Income Portfolio— Institutional Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(19,579)	$(15,834)	$4,075	$2,882	$309,522	$186,062
Net realized gain (loss) on investments	240,343	(71,359)	(1,104)	(9,644)	(81,248)	(10,487)
Realized gain distribution received	1,475,929	—	—	1,432	—	—
Change in unrealized appreciation (depreciation) on investments	3,887,383	3,621,547	(3,549)	10,550	62,879	117,518

Net increase (decrease) in net assets resulting from operations	5,584,076	3,534,354	(578)	5,220	291,153	293,093

Contributions and (Withdrawals):
Payments received from policyowners	2,638,745	2,359,659	576	15,936	447,037	294,287
Cost of insurance	(1,137,047)	(1,016,094)	(4,194)	(11,015)	(162,839)	(133,859)
Policyowners’ surrenders	(643,535)	(563,058)	—	—	(33,625)	(20,058)
Net transfers from (to) Fixed Account	(657,406)	(524,899)	—	—	(34,580)	7,320
Transfers between Investment Divisions	(1,418,579)	435,054	—	(19,146)	182,581	1,396,445
Policyowners’ death benefits	(48,318)	(20,679)	—	—	(36)	(5,678)

Net contributions and (withdrawals)	(1,266,140)	669,983	(3,618)	(14,225)	398,538	1,538,457

Increase (decrease) in net assets	4,317,936	4,204,337	(4,196)	(9,005)	689,691	1,831,550
NET ASSETS:
Beginning of period	23,538,071	19,333,734	117,954	126,959	4,389,642	2,558,092

End of period	$27,856,007	$23,538,071	$113,758	$117,954	$5,079,333	$4,389,642

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class		PIMCO VIT Low Duration Portfolio— Administrative Class		PIMCO VIT Low Duration Portfolio— Institutional Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$397,427	$256,012	$22,162	$19,863	$170,002	$194,385
Net realized gain (loss) on investments	(91,538)	(91,386)	(8,475)	(2,428)	(203,378)	(56,821)
Realized gain distribution received	—	255,802	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	283,986	433,131	10,873	9,407	230,493	129,655

Net increase (decrease) in net assets resulting from operations	589,875	853,559	24,560	26,842	197,117	267,219

Contributions and (Withdrawals):
Payments received from policyowners	1,088,644	1,137,390	576	576	377,522	352,480
Cost of insurance	(506,647)	(516,093)	(22,218)	(22,736)	(198,477)	(198,931)
Policyowners’ surrenders	(289,200)	(332,040)	—	—	(35,822)	(64,641)
Net transfers from (to) Fixed Account	(319,946)	(182,287)	—	—	(115,457)	(141,160)
Transfers between Investment Divisions	436,218	273,547	(58,128)	—	(2,014,749)	155,036
Policyowners’ death benefits	(19,357)	(25,783)	—	—	(26,826)	(2,001)

Net contributions and (withdrawals)	389,712	354,734	(79,770)	(22,160)	(2,013,809)	100,783

Increase (decrease) in net assets	979,587	1,208,293	(55,210)	4,682	(1,816,692)	368,002
NET ASSETS:
Beginning of period	10,414,020	9,205,727	558,276	553,594	5,670,758	5,302,756

End of period	$11,393,607	$10,414,020	$503,066	$558,276	$3,854,066	$5,670,758

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	PIMCO VIT Short-Term Portfolio— Institutional Class	PIMCO VIT Total Return Portfolio— Administrative Class		PIMCO VIT Total Return Portfolio— Institutional Class
	2024 (a)	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,058	$57,417	$51,699	$814,721	$645,861
Net realized gain (loss) on investments	2	(32,019)	(45,732)	(280,334)	(336,498)
Realized gain distribution received	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	268	10,816	74,637	(26,954)	759,775

Net increase (decrease) in net assets resulting from operations	1,328	36,214	80,604	507,433	1,069,138

Contributions and (Withdrawals):
Payments received from policyowners	10,979	30,055	25,347	1,893,102	1,832,095
Cost of insurance	(2,343)	(83,150)	(82,666)	(956,459)	(948,538)
Policyowners’ surrenders	—	—	(2,388)	(476,576)	(665,600)
Net transfers from (to) Fixed Account	12,638	4,106	(18,521)	(386,538)	(359,038)
Transfers between Investment Divisions	142,385	(63,738)	(54,872)	1,262,916	513,258
Policyowners’ death benefits	—	—	(2,949)	(65,173)	(37,174)

Net contributions and (withdrawals)	163,659	(112,727)	(136,049)	1,271,272	335,003

Increase (decrease) in net assets	164,987	(76,513)	(55,445)	1,778,705	1,404,141
NET ASSETS:
Beginning of period	—	1,425,153	1,480,598	19,261,190	17,857,049

End of period	$164,987	$1,348,640	$1,425,153	$21,039,895	$19,261,190

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Principal VC Real Estate Securities Account— Class 1	Putnam VT International Value Fund— Class IA	T. Rowe Price All-Cap Opportunities Portfolio
	2024 (a)	2024 (a)	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(489)	$(14)	$2	$7
Net realized gain (loss) on investments	(6,652)	24	18	(229)
Realized gain distribution received	1,319	—	353	202
Change in unrealized appreciation (depreciation) on investments	(1,091,039)	(1,618)	320	1,991

Net increase (decrease) in net assets resulting from operations	(1,096,861)	(1,608)	693	1,971

Contributions and (Withdrawals):
Payments received from policyowners	204,244	10,394	—	21
Cost of insurance	(62,653)	(1,632)	(224)	(294)
Policyowners’ surrenders	(112,579)	(1,926)	—	—
Net transfers from (to) Fixed Account	(71,278)	1,452	(149)	(7,591)
Transfers between Investment Divisions	23,515,285	37,908	(225)	(588)
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	23,473,019	46,196	(598)	(8,452)

Increase (decrease) in net assets	22,376,158	44,588	95	(6,481)
NET ASSETS:
Beginning of period	—	—	3,071	9,552

End of period	$22,376,158	$44,588	$3,166	$3,071

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price International Stock Portfolio		T. Rowe Price Limited-Term Bond Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$350	$319	$9,871	$7,329
Net realized gain (loss) on investments	6,542	14,914	60	(442)	(522)	(407)
Realized gain distribution received	8,074	—	906	—	—	—
Change in unrealized appreciation (depreciation) on investments	39,373	40,007	(269)	5,229	2,132	3,735

Net increase (decrease) in net assets resulting from operations	53,989	54,921	1,047	5,106	11,481	10,657

Contributions and (Withdrawals):
Payments received from policyowners	4,743	5,919	2,175	2,607	1,742	2,417
Cost of insurance	(4,116)	(2,984)	(870)	(866)	(4,336)	(4,221)
Policyowners’ surrenders	—	(13,210)	(4,361)	(4,400)	(6,963)	(1,001)
Net transfers from (to) Fixed Account	268	(7,771)	4,031	(99)	494	(42)
Transfers between Investment Divisions	(7,938)	6,799	368	(496)	10,383	2,255
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(7,043)	(11,247)	1,343	(3,254)	1,320	(592)

Increase (decrease) in net assets	46,946	43,674	2,390	1,852	12,801	10,065
NET ASSETS:
Beginning of period	153,402	109,728	33,574	31,722	225,604	215,539

End of period	$200,348	$153,402	$35,964	$33,574	$238,405	$225,604

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	The Merger Fund VL		Voya Growth and Income Portfolio— Class I	Western Asset Core Plus VIT Portfolio— Class I
	2024	2023	2024 (a)	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$578	$593	$642	$5,497	$1,375
Net realized gain (loss) on investments	9	(23)	197	(117)	(1)
Realized gain distribution received	382	2,320	9,145	—	—
Change in unrealized appreciation (depreciation) on investments	211	(1,461)	(5,059)	(5,780)	323

Net increase (decrease) in net assets resulting from operations	1,180	1,429	4,925	(400)	1,697

Contributions and (Withdrawals):
Payments received from policyowners	1,793	2,234	23,389	16,956	570
Cost of insurance	(707)	(751)	(3,236)	(2,757)	(947)
Policyowners’ surrenders	—	(1,694)	(1)	—	—
Net transfers from (to) Fixed Account	215	(21)	796	3,344	10,362
Transfers between Investment Divisions	220	568	53,561	10,154	19,176
Policyowners’ death benefits	—	—	—	—	—

Net contributions and (withdrawals)	1,521	336	74,509	27,697	29,161

Increase (decrease) in net assets	2,701	1,765	79,434	27,297	30,858
NET ASSETS:
Beginning of period	33,001	31,236	—	40,599	9,741

End of period	$35,702	$33,001	$79,434	$67,896	$40,599

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Universal Life Separate Account-I (“VUL Separate Account-I”) was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). VUL Separate Account-I funds Group 1 policies (Variable Universal Life (“VUL”) and Survivorship Variable Universal Life (“SVUL”)—Series 1), Group 2 policies (Variable Universal Life 2000 (“VUL 2000”)—Series 1 and Single Premium Variable Universal Life (“SPVUL”)—Series 1), Group 3 policies (Pinnacle Variable Universal Life (“Pinnacle VUL”) and Pinnacle Survivorship Variable Universal Life (“Pinnacle SVUL”)), Group 4 policies (Variable Universal Life 2000 (“VUL 2000”)—Series 2, Single Premium Variable Universal Life (“SPVUL”)—Series 2 and 3, Legacy Creator Single Premium Variable Universal Life (“Legacy Creator SPVUL”), Survivorship Variable Universal Life (“SVUL”)—Series 2, Variable Universal Life Provider (“VUL Provider”), Variable Universal Life Accumulator (“VUL Accumulator”), Survivorship Variable Universal Life Accumulator (“SVUL Accumulator”), Variable Universal Life Accumulator Plus (“VUL Accumulator Plus”), Variable Universal Life Accumulator II (“VUL Accumulator II”)—Series 1 and 2), and Market Wealth Plus, and the Group 5 policy (Lifetime Wealth Variable Universal Life (“LWVUL”)). Sales of VUL were discontinued on September 28, 1999, or the date VUL 2000 was approved in a jurisdiction that had not approved it by September 28, 1999. Sales of SPVUL Series 1, VUL 2000 Series 1 and SVUL Series 1 were discontinued on May 9, 2002. Sales of SPVUL Series 2 were discontinued on May 15, 2003. Sales of VUL Provider, VUL 2000 Series 2 and SVUL Series 2 were discontinued on May 23, 2008, or the date VUL Accumulator and SVUL Accumulator were approved in a jurisdiction that had not approved the new products by May 23, 2008. Sales of Pinnacle SVUL and Pinnacle VUL were discontinued on May 23, 2008 in all jurisdictions. Sales of SPVUL Series 3 were discontinued on January 1, 2009 in all jurisdictions. Sales of LWVUL were discontinued on November 18, 2013 in all jurisdictions. Sales of VUL Accumulator were discontinued on December 31, 2013 or the date VUL Accumulator Plus was approved in a jurisdiction that had not approved the new products by December 31, 2013. Sales of Legacy Creator SPVUL were discontinued on April 6, 2015. Sales of VUL Accumulator Plus were discontinued on April 30, 2018 or the date VUL Accumulator II was approved in a jurisdiction that had not approved the new product by April 30, 2018. Sales of SVUL Accumulator were discontinued as of December 31, 2019 in all jurisdictions. VUL Accumulator II Series 2 policies were offered for sale on August 28, 2021 in most jurisdictions and in New York and California on November 20, 2021. Sales of VUL Accumulator II Series 1 policies were discontinued upon the availability of Series 2 policies in the respective jurisdictions. Market Wealth Plus policies were offered for sale on September 10, 2022 in most jurisdictions and in New York on November 12, 2022.

All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2, Pinnacle SVUL and SVUL Accumulator policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities, LLC and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of NYLIC. NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of NYLIC. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance under ASC 946.

The assets of VUL Separate Account-I are invested in the shares of the New York Life Investments (“NYLI”) VP Funds Trust, the AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, the American Century® Variable Portfolios, Inc., the American Century® Variable Portfolios II, Inc., the American Funds Insurance Series®, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the BNY Mellon Variable Investment Fund, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Portfolio, Inc., the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Investments VIT Funds, the Deutsche DWS Variable Series II, the DFA Investment Dimensions Group Inc., the Fidelity® Variable Insurance Products Funds, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the Legg Mason Partners Variable Income Trust, the Lincoln Variable Insurance Products Trust, The Merger Fund VL, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the MFS® Variable Insurance Trust III, the Morgan Stanley Variable Insurance Fund, Inc., the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Principal Variable Contracts Fund, Inc., the Putnam Variable Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., and the Voya Variable Funds (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account, Dollar-Cost Averaging (DCA) Plus Account, DCA Extension Account, DCA Extra Account and the Enhanced DCA Fixed Account represent a portion of the general account assets of NYLIAC and are not included in this report. NYLIAC’s Fixed Account, DCA Plus Account, DCA Extension Account, DCA Extra Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

As of May 1, 2024, the following Investment Divisions were added to one or more of the products investing in VUL Separate Accounts-I:

American Funds IS Capital World Bond Fund®—Class 2

American Funds IS U.S. Government Securities® Fund —Class 2

Fidelity® VIP Extended Market Index Portfolio—Initial Class

PIMCO VIT Short-Term Portfolio—Institutional Class

Principal VC Real Estate Securities Account—Class 1

Putnam VT International Value Fund—Class IA

Voya Growth and Income Portfolio—Class I

The following Investment Divisions, with their respective Fund portfolios, are available in VUL Separate Account-I:

NYLI VP American Century Sustainable Equity—Initial Class (formerly MainStay VP American Century Sustainable Equity—Initial Class)

NYLI VP Balanced—Initial Class (formerly MainStay VP Balanced—Initial Class)

NYLI VP Bond—Initial Class (formerly MainStay VP Bond—Initial Class)

NYLI VP Candriam Emerging Markets Equity—Initial Class (formerly MainStay VP Candriam Emerging Markets Equity—Initial Class)

NYLI VP CBRE Global Infrastructure—Initial Class (formerly MainStay VP CBRE Global Infrastructure—Initial Class)

NYLI VP Conservative Allocation—Initial Class (formerly MainStay VP Conservative Allocation—Initial Class)

NYLI VP Dimensional U.S. Equity—Initial Class (formerly MainStay VP Wellington U.S. Equity—Initial Class)

NYLI VP Epoch U.S. Equity Yield—Initial Class (formerly MainStay VP Epoch U.S. Equity Yield—Initial Class)

NYLI VP Equity Allocation—Initial Class (formerly MainStay VP Equity Allocation—Initial Class)

NYLI VP Fidelity Institutional AM® Utilities—Initial Class (formerly MainStay VP Fidelity Institutional AM® Utilities—Initial Class)

NYLI VP Floating Rate—Initial Class (formerly MainStay VP Floating Rate—Initial Class)

NYLI VP Growth Allocation—Initial Class (formerly MainStay VP Growth Allocation—Initial Class)

NYLI VP Hedge Multi-Strategy—Initial Class (formerly MainStay VP IQ Hedge Multi-Strategy—Initial Class)

NYLI VP Income Builder—Initial Class (formerly MainStay VP Income Builder—Initial Class)

NYLI VP Janus Henderson Balanced—Initial Class (formerly MainStay VP Janus Henderson Balanced—Initial Class)

NYLI VP MacKay Convertible—Initial Class (formerly MainStay VP MacKay Convertible—Initial Class)

NYLI VP MacKay High Yield Corporate Bond—Initial Class (formerly MainStay VP MacKay High Yield Corporate Bond—Initial Class)

NYLI VP MacKay Strategic Bond—Initial Class (formerly MainStay VP MacKay Strategic Bond—Initial Class)

NYLI VP MacKay U.S. Infrastructure Bond—Initial Class (formerly MainStay VP MacKay Government—Initial Class)

NYLI VP Moderate Allocation—Initial Class (formerly MainStay VP Moderate Allocation—Initial Class)

NYLI VP Natural Resources—Initial Class (formerly MainStay VP Natural Resources—Initial Class)

NYLI VP PIMCO Real Return—Initial Class (formerly MainStay VP PIMCO Real Return—Initial Class)

NYLI VP PineStone International Equity—Initial Class (formerly MainStay VP PineStone International Equity—Initial Class)

NYLI VP S&P 500 Index—Initial Class (formerly MainStay VP S&P 500 Index—Initial Class)

NYLI VP Schroders Mid Cap Opportunities—Initial Class (formerly MainStay VP Wellington Mid Cap—Initial Class)

NYLI VP Small Cap Growth—Initial Class (formerly MainStay VP Small Cap Growth—Initial Class)

NYLI VP U.S. Government Money Market—Initial Class (formerly MainStay VP U.S. Government Money Market—Initial Class)

NYLI VP Wellington Growth—Initial Class (formerly MainStay VP Wellington Growth—Initial Class)

NYLI VP Wellington Small Cap—Initial Class (formerly MainStay VP Wellington Small Cap—Initial Class)

NYLI VP Winslow Large Cap Growth—Initial Class (formerly MainStay VP Winslow Large Cap Growth—Initial Class)

AB VPS Discovery Value Portfolio—Class A

AB VPS Relative Value Portfolio—Class A

Alger Capital Appreciation Portfolio—Class I-2

American Funds IS Asset Allocation Fund—Class 2

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

American Funds IS The Bond Fund of America®—Class 2

American Funds IS Capital World Bond Fund®—Class 2

American Funds IS Global Small Capitalization Fund—Class 2

American Funds IS Growth Fund—Class 2

American Funds IS New World Fund®—Class 2

American Funds IS U.S. Government Securities®—Class 2

American Funds IS Washington Mutual Investors FundSM—Class 2

BlackRock® Global Allocation V.I. Fund—Class I

BlackRock® High Yield V.I. Fund—Class I

BNY Mellon IP Technology Growth Portfolio—Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares

ClearBridge Variable Appreciation Portfolio—Class I

Columbia Variable Portfolio—Commodity Strategy Fund—Class 1

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1

Columbia Variable Portfolio—Intermediate Bond Fund—Class 1

Columbia Variable Portfolio—Small Cap Value Fund—Class 2

DFA VA Global Bond Portfolio

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA Short-Term Fixed Portfolio

DFA VA U.S. Large Value Portfolio

DFA VA U.S. Targeted Value Portfolio

DWS Alternative Asset Allocation VIP—Class A

DWS Small Cap Index VIP—Class A

DWS Small Mid Cap Value VIP—Class A

Fidelity® VIP Bond Index Portfolio—Initial Class

Fidelity® VIP ContrafundSM Portfolio—Initial Class

Fidelity® VIP Emerging Markets Portfolio—Initial Class

Fidelity® VIP Equity-Income PortfolioSM—Initial Class

Fidelity® VIP Extended Market Index—Initial Class

Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class

Fidelity® VIP Growth Opportunities Portfolio—Initial Class

Fidelity® VIP Growth Portfolio—Initial Class

Fidelity® VIP Health Care Portfolio—Initial Class

Fidelity® VIP Index 500 Portfolio—Initial Class

Fidelity® VIP International Index Portfolio—Initial Class

Fidelity® VIP Investment Grade Bond Portfolio—Initial Class

Fidelity® VIP Mid Cap Portfolio—Initial Class

Fidelity® VIP Overseas Portfolio—Initial Class

Franklin Templeton Aggressive Model Portfolio—Class I

Franklin Templeton Conservative Model Portfolio—Class I

Franklin Templeton Moderate Model Portfolio—Class I

Franklin Templeton Moderately Aggressive Model Portfolio—Class I

Franklin Templeton Moderately Conservative Model Portfolio—Class I

Invesco V.I. EQV International Equity Fund—Series I Shares

Invesco V.I. Global Real Estate Fund—Series I Shares

Invesco V.I. Main Street Small Cap Fund®—Series I Shares

Janus Henderson Enterprise Portfolio—Institutional Shares

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Janus Henderson Forty Portfolio—Institutional Shares

Janus Henderson Global Research Portfolio—Institutional Shares

LVIP American Century Inflation Protection Fund—Serivce Class (formerly American Century Investments® VP Inflation Protection Fund—Class II)

LVIP American Century International Fund—Service Class (formerly American Century Investments® VP International Fund— Class II)

LVIP American Century Value Fund—Service Class (formerly American Century Investments® VP Value Fund—Class II)

LVIP Baron Growth Opportunities Fund—Service Class

LVIP Macquarie Diversified Income Fund—Standard Class (formerly LVIP Delaware Diversified Income Fund—Standard Class)

LVIP Macquarie Value Fund—Standard Class (formerly LVIP Delaware Value Fund—Standard Class)

LVIP SSgA Mid-Cap Index Fund—Standard Class

Macquarie VIP Emerging Markets—Standard Class (formerly Delaware VIP® Emerging Markets Series—Standard Class)

Macquarie VIP International Core Equity Series—Standard Class (formerly Delaware Ivy VIP® International Core Equity Series—Standard Class)

Macquarie VIP Small Cap Value Series—Standard Class (formerly Delaware VIP® Small Cap Value Series—Standard Class)

MFS® International Intrinsic Value Portfolio—Initial Class

MFS® Investors Trust Series—Initial Class

MFS® Mid Cap Value Portfolio—Initial Class

MFS® New Discovery Series—Initial Class

MFS® Research International Portfolio—Initial Class

MFS® Research Series—Initial Class

MFS® Total Return Bond Series—Initial Class

MFS® Value Series—Initial Class

Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I

Neuberger Berman AMT Mid Cap Growth Portfolio—Class I

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class

PIMCO VIT Income Portfolio—Institutional Class

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class

PIMCO VIT Low Duration Portfolio—Administrative Class

PIMCO VIT Low Duration Portfolio—Institutional Class

PIMCO VIT Short-Term Portfolio—Institutional Class

PIMCO VIT Total Return Portfolio—Administrative Class

PIMCO VIT Total Return Portfolio—Institutional Class

Principal VC Real Estate Securities—Class 1

Putnam VT International Value—Class IA

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Blue Chip Growth Portfolio

T. Rowe Price International Stock Portfolio

T. Rowe Price Limited-Term Bond Portfolio

The Merger Fund VL

Voya Growth and Income—Class I

Western Asset Core Plus VIT Portfolio—Class I

Not all investment options are available under all policies.

Effective April 26, 2024, the Standard Class shares of Delaware VIP® International Series were reorganized into Standard Class shares of Delaware Ivy VIP® International Core Equity Series.

On December 6, 2024, the Class I shares of the Morgan Stanley VIF U.S. Real Estate Portfolio were substituted into the Class 1 shares of the Principal VC Real Estate Securities following approval by the Board of Directors of Morgan Stanley Variable Fund, Inc. to liquidate the Portfolio. For VUL Separate Account-I products where the Principal VC Real Estate Securities—Class 1 is not available, the Class I shares of the Morgan Stanley VIF U.S. Real Estate Portfolio were liquidated into the NYLI VP U.S. Government Money Market—Initial Class.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

New investments in the NYLI VP Candriam Emerging Markets Equity—Initial Class, NYLI VP Wellington Growth—Initial Class and Columbia Variable Portfolio—Commodity Strategy Fund—Class 1 Investment Divisions are restricted to those policies already invested in these Investment Divisions.

All investments into the NYLI VP Series Funds by VUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible Fund portfolio.

For SVUL, VUL 2000, SPVUL, LWVUL, VUL Provider, VUL Accumulator, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the free look period are allocated to the General Account of NYLIAC. After the free look period, these premium payments are allocated in accordance with the policyowner’s allocation instructions. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the policyowner’s allocations instructions. For Legacy Creator SPVUL, SVUL Accumulator, VUL Accumulator Plus, VUL Accumulator II, and Market Wealth Plus, any/all premium payments received before the Initial Premium Transfer Date will be allocated to the General Account of NYLIAC. On the Initial Premium Transfer Date, the net premium, along with any interest credited will be allocated to the Investment Divisions of VUL Separate Account-I, the Fixed Account, and/or the DCA Plus Account in accordance with the policyowner’s allocation instructions. Pinnacle VUL and Pinnacle SVUL policies issued on or after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account. VUL 2000, VUL Provider, SVUL, VUL Accumulator and SVUL Accumulator policies issued on or after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account. Legacy Creator SPVUL policies issued on or after May 15, 2009, can have the initial premium payment allocated to the 6 months DCA Extra Account. LWVUL policies issued on or after February 14, 2011, can have premium payments made in the first 12 policy months allocated to the DCA Plus Account. VUL Accumulator Plus policies issued on or after November 18, 2013, can have premium payments made in the first 12 months following the Initial Premium Transfer Date allocated to the DCA Plus Account. VUL Accumulator II policies issued on or after May 1, 2018, can have premium payments made in the first 12 months following the Initial Premium Transfer Date allocated to the DCA Plus Account or DCA Extension Account. Market Wealth Plus policies issued on or after September 10, 2022, can have premium payments made in the first 12 months following the Initial Premium Transfer Date allocated to the DCA Plus Account or DCA Extension Account.

In addition, for all VUL, VUL 2000, SVUL, SPVUL, Legacy Creator SPVUL, LWVUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, VUL Accumulator II, and Market Wealth Plus policies, the policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s assumptions in pricing the asset or liability.

Investments in mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as Level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

In this reporting period, the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position of each of the investment divisions of the Separate Account, changes in each of their net assets or the results of each of their operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand the Separate Account’s overall performance and to assess its potential future cash flows.

The management of the Retail and Institutional Life Businesses of NYLIAC acts as the Separate Account’s chief operating decision maker (“CODM”) making decisions about investment options as well as associated expenses of the Separate Account. The CODM has determined that each of the investment divisions make up one operating segment of the Separate Account. The Separate Account’s investment options are pre-determined in accordance with the terms of its prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented within the Separate Account’s Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

	Purchases	Sales
NYLI VP American Century Sustainable Equity—Initial Class	$4,174	$9,546
NYLI VP Balanced—Initial Class	1,690	2,873
NYLI VP Bond—Initial Class	3,420	3,515
NYLI VP Candriam Emerging Markets Equity—Initial Class	954	2,526
NYLI VP CBRE Global Infrastructure—Initial Class	519	410
NYLI VP Conservative Allocation—Initial Class	684	1,491
NYLI VP Dimensional U.S. Equity—Initial Class	3,226	10,932
NYLI VP Epoch U.S. Equity Yield—Initial Class	14,552	12,592
NYLI VP Equity Allocation—Initial Class	1,356	9,901
NYLI VP Fidelity Institutional AM® Utilities—Initial Class	7,416	6,663
NYLI VP Floating Rate—Initial Class	6,257	3,270
NYLI VP Growth Allocation—Initial Class	2,948	10,293
NYLI VP Hedge Multi-Strategy—Initial Class	1,093	589
NYLI VP Income Builder—Initial Class	3,173	5,855
NYLI VP Janus Henderson Balanced—Initial Class	7,154	12,678
NYLI VP MacKay Convertible—Initial Class	7,678	5,114
NYLI VP MacKay High Yield Corporate Bond—Initial Class	20,164	8,754
NYLI VP MacKay Strategic Bond—Initial Class	3,481	1,635
NYLI VP MacKay U.S. Infrastructure Bond—Initial Class	830	1,148
NYLI VP Moderate Allocation—Initial Class	2,178	4,583
NYLI VP Natural Resources—Initial Class	3,182	6,913
NYLI VP PIMCO Real Return—Initial Class	1,450	1,777
NYLI VP PineStone International Equity—Initial Class	2,139	3,490
NYLI VP S&P 500 Index—Initial Class	68,623	30,866
NYLI VP Schroders Mid Cap Opportunities—Initial Class	2,059	6,867
NYLI VP Small Cap Growth—Initial Class	5,507	7,418
NYLI VP U.S. Government Money Market—Initial Class	30,799	24,275
NYLI VP Wellington Growth—Initial Class	403	19,346
NYLI VP Wellington Small Cap—Initial Class	1,417	3,852
NYLI VP Winslow Large Cap Growth—Initial Class	19,016	13,441
AB VPS Discovery Value Portfolio—Class A	1,985	2,918
AB VPS Relative Value Portfolio—Class A	2,296	1,448
Alger Capital Appreciation Portfolio—Class I-2	7	118
American Funds IS Asset Allocation Fund—Class 2	2,333	529
American Funds IS The Bond Fund of America®—Class 2	1,328	194
American Funds IS Capital World Bond Fund®—Class 2	18	7
American Funds IS Global Small Capitalization Fund—Class 2	1,196	907
American Funds IS Growth Fund—Class 2	13,440	2,809
American Funds IS New World Fund®—Class 2	2,171	1,296
American Funds IS U.S. Government Securities Fund®—Class 2	17	15
American Funds IS Washington Mutual Investors FundSM—Class 2	4,060	1,012
BlackRock® Global Allocation V.I. Fund—Class I	3,830	2,606
BlackRock® High Yield V.I. Fund—Class I	3,012	940
BNY Mellon IP Technology Growth Portfolio—Initial Shares	6,706	5,721
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	651	254
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	75	161

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
ClearBridge Variable Appreciation Portfolio—Class I	$2,178	$409
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1	187	119
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	833	410
Columbia Variable Portfolio—Intermediate Bond Fund—Class 1	119	20
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2	21
Delaware VIP® International Series—Standard Class	—	1
DFA VA Global Bond Portfolio	3	1
DFA VA International Small Portfolio	11	2
DFA VA International Value Portfolio	38	3
DFA VA Short-Term Fixed Portfolio	7	1
DFA VA U.S. Large Value Portfolio	67	10
DFA VA U.S. Targeted Value Portfolio	29	6
DWS Alternative Asset Allocation VIP—Class A	1,216	990
DWS Small Cap Index VIP—Class A	1,717	806
DWS Small Mid Cap Value VIP—Class A	870	641
Fidelity® VIP Bond Index Portfolio—Initial Class	1,585	1,083
Fidelity® VIP ContrafundSM Portfolio—Initial Class	60,549	32,566
Fidelity® VIP Emerging Markets Portfolio—Initial Class	1,005	745
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	12,752	8,840
Fidelity® VIP Extended Market Index Portfolio—Initial Class	246	20
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	183	143
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	1,316	836
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	2,493	1,245
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	9,279	5,597
Fidelity® VIP Growth Portfolio—Initial Class	3,805	577
Fidelity® VIP Health Care Portfolio—Initial Class	3,633	1,657
Fidelity® VIP Index 500 Portfolio—Initial Class	672	8,160
Fidelity® VIP International Index Portfolio—Initial Class	2,629	1,028
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	1,121	220
Fidelity® VIP Mid Cap Portfolio—Initial Class	5,459	2,213
Fidelity® VIP Overseas Portfolio—Initial Class	971	155
Franklin Templeton Aggressive Model Portfolio—Class I	36,167	1,925
Franklin Templeton Conservative Model Portfolio—Class I	940	888
Franklin Templeton Moderate Model Portfolio—Class I	5,172	1,457
Franklin Templeton Moderately Aggressive Model Portfolio—Class I	23,570	1,284
Franklin Templeton Moderately Conservative Model Portfolio—Class I	1,192	1,349
Invesco V.I. EQV International Equity Fund—Series I Shares	1,689	2,059
Invesco V.I. Global Real Estate Fund—Series I Shares	1	—
Invesco V.I. Main Street Small Cap Fund®—Series I Shares	1,689	986
Janus Henderson Enterprise Portfolio—Institutional Shares	7,102	1,566
Janus Henderson Forty Portfolio—Institutional Shares	31	2
Janus Henderson Global Research Portfolio—Institutional Shares	7,412	9,462
LVIP American Century Inflation Protection Fund—Service Class	29	6
LVIP American Century International Fund—Service Class	137	157
LVIP American Century Value Fund—Service Class	638	263

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
LVIP Baron Growth Opportunities Fund—Service Class	$1	$1
LVIP Macquarie Diversified Income Fund—Standard Class	8	3
LVIP Macquarie Value Fund—Standard Class	11	2
LVIP SSgA Mid-Cap Index Fund—Standard Class	1,693	362
Macquarie VIP Emerging Markets Series—Standard Class	832	1,141
Macquarie VIP International Core Equity Series—Standard Class	1	—
Macquarie VIP Small Cap Value Series—Standard Class	1,913	1,625
MFS® International Intrinsic Value Portfolio—Initial Class	4,572	1,119
MFS® Investors Trust Series—Initial Class	1,740	1,455
MFS® Mid Cap Value Portfolio—Initial Class	2,503	1,688
MFS® New Discovery Series—Initial Class	802	1,139
MFS® Research International Portfolio—Initial Class	240	304
MFS® Research Series—Initial Class	976	528
MFS® Total Return Bond Series—Initial Class	—	—
MFS® Value Series—Initial Class	1	—
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	47	32
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	1,973	30,688
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	3,222	3,031
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	5	4
PIMCO VIT Income Portfolio—Institutional Class	2,045	1,337
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	1,489	702
PIMCO VIT Low Duration Portfolio—Administrative Class	23	80
PIMCO VIT Low Duration Portfolio—Institutional Class	1,067	2,911
PIMCO VIT Short-Term Portfolio—Institutional Class	167	2
PIMCO VIT Total Return Portfolio—Administrative Class	91	146
PIMCO VIT Total Return Portfolio—Institutional Class	3,580	1,494
Principal VC Real Estate Securities Account—Class 1	23,696	222
Putnam VT International Value Fund—Class IA	50	4
T. Rowe Price All-Cap Opportunities Portfolio	1	1
T. Rowe Price Blue Chip Growth Portfolio	11	10
T. Rowe Price International Stock Portfolio	4	1
T. Rowe Price Limited-Term Bond Portfolio	24	12
The Merger Fund VL	4	1
Voya Growth and Income Portfolio—Class I	87	3
Western Asset Core Plus VIT Portfolio—Class I	37	4

Total	$524,327	$393,529

Not all investment divisions are available under all policies.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the NYLI VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including American Century Investment Management, Inc. (“American Century”), Brown Advisory LLC (“Brown Advisory”), Candriam (“Candriam”), CBRE Investment Management Listed Real Assets LLC (“CBRE”), Dimensional Fund Advisors LP (“DFA”), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC (“FIAM”), Janus Henderson Investors US LLC (“Janus”), MacKay Shields LLC (“MacKay”), Newton Investment Management North America LLC (“NIMNA”), NYL Investors LLC (“NYL Investors”), Pacific Investment Management Company LLC (“PIMCO”), PineStone Asset Management Inc. (“PineStone”), Schroder Investment Management North American Inc. (“Schroders”), Segall Bryant & Hamill LLC (“SBH”), Wellington Management Company LLP (“Wellington”), and Winslow Capital Management, LLC (“Winslow Capital”) to provide investment advisory services to certain portfolios of the NYLI VP Funds Trust.

New York Life Investments, IndexIQ Advisors, MacKay, and NYL Investors are all wholly-owned direct and indirect subsidiaries of NYLIC. Candriam is an indirect majority-owned subsidiary of NYLIC. American Century is a wholly-owned subsidiary of American Century Companies, Inc., a privately held corporation. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management LLC. CBRE is the listed real asset solution within CBRE Investment Management. DFA is controlled and operated by Dimensional Holdings Inc. Epoch is an indirect, wholly-owned subsidiary of The Toronto Dominion Bank. FIAM is an indirectly held wholly-owned subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Henderson Group Plc, doing business as Janus Henderson Investors. NIMNA is an indirect subsidiary of the Bank of New York Mellon Corporation. PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. PineStone is an independent advisory firm. SBH is a wholly-owned subsidiary of CI Financial Corp. Schroders is an indirect wholly-owned subsidiary of Schroders Plc. Wellington is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen, LLC.

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL—Series 3, VUL Provider, LWVUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, VUL Accumulator II, and Market Wealth Plus policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, LWVUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, VUL Accumulator II, and Market Wealth Plus policies to cover federal premium taxes.

Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, LWVUL, VUL Accumulator, SVUL Accumulator, Legacy Creator SPVUL, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, VUL Accumulator II, and Market Wealth Plus policies to partially cover the expenses associated with selling the policies.

For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached, 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

For LWVUL policies, in all policy years, we currently do not deduct a sales expense charge on any premium payment up to target premium 1. In each of policy years 1-7, we currently deduct 8.75% of any premium payment over target premium 1. In each of policy years 8 and subsequent, we currently do not deduct a sales expense charge on any premium payment. target premium 1 and target premium 2 are determined at the time the policy is issued, and are indicated on the policy data page.

For VUL Accumulator, VUL Accumulator Plus and SVUL Accumulator policies, currently 4.75% of any premium payment up to the target premium is deducted in policy years 1-10. Once the target premium is reached, 1.75% of any premium payment is deducted in policy years 1-5 and 0.75% of any premium payment is deducted in policy years 6-10. Beginning with the 11th policy year, NYLIAC expects to deduct 4.25% of any premium payments up to the target premium; once the target is reached, 0.25% of any premium payment is deducted in policy years 11 and beyond. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

For VUL Accumulator II and Market Wealth Plus policies, currently 0.75% of any premium payment is deducted in all policy years.

For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

For Legacy Creator SPVUL policies, the current monthly premium expense charge is deducted at an annualized rate of 2.0% of the adjusted total premium for policy years 11 and beyond. The monthly premium expense charge is guaranteed not to exceed the annual rate of 2.25% of the adjusted total premium. This charge also covers state premium tax and federal tax expenses.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge (deducted from the policy’s cash value for Group 3, 4 & 5 policies), and are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets. The mortality and expense charge for Group 1 & 2 policies are deducted from the Investment Division and is recorded as mortality and expense risk charges in the Statement of Operations.The charges disclosed below were in effect for each of the five periods presented in the Financial Highlights section. Not all charges are deducted from all products, as shown below.

Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

processing and communicating with policyowners. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, LWVUL, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, VUL Accumulator II and Market Wealth Plus:

Policy	Monthly Contract Charge Policy Year 1	Monthly Contract Charge Subsequent Policy Years
VUL	$26	$7
SVUL	60	10
VUL 2000	30	10
VUL Provider	30	10
LWVUL	15	15 in years 2-10; 10 in years 11 and beyond.
VUL Accumulator	35	15 in years 2-10; 10 in years 11 and beyond.
SVUL Accumulator	35	15 in years 2-10; 10 in years 11 and beyond.
Pinnacle VUL*	100	25
Pinnacle SVUL*	100	25
VUL Accumulator Plus	15	15 in years 2-10; 10 in years 11 and beyond.
VUL Accumulator II	10	10
Market Wealth Plus	10	10

Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, Legacy Creator SPVUL, SVUL - Series 2**, and Market Wealth Plus policies monthly. This charge compensates NYLIAC for providing administrative policy services.

For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in VUL Separate Account-I and varies based on the amount of cash value in VUL Separate Account-I. The VUL Separate Account-I administrative charge percentage currently ranges from 0% to 0.20%.

For SPVUL policies, the current administrative charge is made monthly at an annualized rate of 0.60% of the policy’s cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from 0.10% to 0.60% depending on the cash value of the policy.

For SVUL - Series 2** the administrative charge is 0.10%, based on the amount of cash value in VUL Separate Account-I.

For Legacy Creator SPVUL policies, the current asset based administrative charge is deducted monthly at an annualized rate of 2.25% of the policy’s cash value for policy years 1 through 10. The monthly asset based administrative charge is guaranteed not to exceed the annual rate of 2.25% of the cash value of the policy. This charge also covers state premium tax and federal tax expenses.

For Market Wealth Plus policies, this charge varies based on the insured’s age, risk class, policy duration and initial face amount. This charge is guaranteed not to exceed $0.75 per thousand of face amount per month.

Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, VUL Accumulator, SVUL Accumulator, LWVUL, Pinnacle VUL, Pinnacle SVUL, VUL Provider, VUL Accumulator Plus, and VUL Accumulator II policies.

* If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

** VUL 2000 - Series 2, SPVUL - Series 2, and SVUL - Series 2 designates policies issued on and after May 10, 2002 where approved.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For SVUL - Series 1 policies, this charge is $0.04 per $1,000 of the policy’s initial face amount. For SVUL - Series 2 policies, this charge is $0.04 per $1,000 of the policy’s current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

For VUL Accumulator Plus, this charge is currently deducted during the first 10 policy years and is based on the insured’s age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 21 and beyond.

For VUL Accumulator II, this charge is currently deducted during the first 10 policy years and is based on the insured’s age, gender, risk class, policy duration and face amount. NYLIAC does not expect to deduct this charge in years 21 and beyond.

For VUL Accumulator and LWVUL policies, this charge is based on the insured’s age, gender, risk class and face amount plus any term insurance benefit. NYLIAC does not expect to deduct this charge in years 21 and beyond.

For SVUL Accumulator policies, this charge is based on insured’s age, gender, risk class and face amount plus any term insurance benefit. NYLIAC does not expect to deduct this charge in years 31 and beyond.

For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy’s face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

For VUL Provider policies, this charge is $0.07 per $1,000 of the policy’s face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy’s cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy’s cash value for Series 1 and 2. The current 0.90% deferred sales expense is comprised of 0.40% for sales expenses, 0.30% for state taxes and 0.20% for federal taxes. For SPVUL - Series 3*** currently the deferred sales expense charge is equal to 0.40%.

Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge as follows:

Group 1 & 2 Policies: NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the Investment Divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL - Series 1, 0.50% for VUL 2000 - Series 1 and 0.50% for SPVUL - Series 1.

Group 3 Policies: For Pinnacle VUL and Pinnacle SVUL mortality and expense risk charges are based on net assets and the percent ranges from 0.25% to 0.55% in policy years 1-20; and in policy years 21 and beyond, the percentage ranges from 0.05% to 0.35%. In policy years 1-20, if the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by 0.30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by 0.55% in policy years 1-10. The mortality and expense risk charge is guaranteed not to exceed 1.00%.

Group 4 Policies: For SPVUL - Series 2** and VUL 2000 - Series 2** policies, NYLIAC deducts a monthly mortality and expense risk charge at an annual rate of 0.50% of the cash value in VUL Separate Account-I and for SVUL - Series 2** policies, the mortality and expense risk charge is deducted monthly at an annual rate of 0.60% of the cash value in VUL Separate Account-I.

** VUL 2000 - Series 2, SPVUL - Series 2, and SVUL - Series 2 designates policies issued on and after May 10, 2002 where approved.

*** SPVUL - Series 3 designates policies issued on and after May 16, 2003 where approved.

**** Includes a 0.10% administrative service charge.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For VUL Accumulator, VUL Accumulator Plus and SVUL Accumulator policies, the monthly mortality and expense risk charge currently ranges from an annual rate of 0.55% to 0.15% of the cash value in VUL Separate Account-I (it declines based on the cash value in VUL Separate Account-I and duration). NYLIAC guarantees that the mortality and expense risk charge on VUL Accumulator, SVUL Accumulator, and VUL Accumulator Plus policies will never exceed an annual rate of 0.75%.

For VUL Accumulator II Series 1 policies, the monthly mortality and expense risk charge is currently 0.10% annually of the cash value in the VUL Separate Account-I. For VUL Accumulator II Series 2 policies, the monthly mortality and expense risk charge is currently 0.00% annually of the cash value in the VUL Separate Account-I. NYLIAC guarantees that the mortality and expense risk charge on VUL Accumulator II policies will never exceed an annual rate of 0.50%.

For VUL Provider policies, the monthly mortality and expense risk charge currently ranges from an annual rate of 0.70% to 0.05% of the cash value in VUL Separate Account-I (it declines based on the cash value in VUL Separate Account-I and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV), the mortality and expense risk charge currently ranges from 1.00% to 0.05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

For Legacy Creator SPVUL policies, the current mortality and expense risk charge is deducted monthly at an annual rate of 0.50% of the cash value in VUL Separate Account-I. The mortality and expense charge is guaranteed not to exceed the annual rate of 0.75% of the cash value in VUL Separate Account-I.

For Market Wealth Plus policies, the current mortality and expense risk charge is currently 0.00% annually of the cash value in the VUL Separate Account-I. The mortality and expense risk charge is guaranteed to never exceed an annual rate of 0.75%.

Group 5 Policies: For LWVUL policies, the monthly mortality and expense risk charge currently ranges from an annual rate of 0.75% to 0.25% of the cash value in VUL Separate Account-I (it declines based on the cash value in VUL Separate Account-I and duration). NYLIAC guarantees that the mortality and expense risk charge on LWVUL policies will never exceed an annual rate of 0.75%.

Surrender Charges:

Surrender charges may be assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, SPVUL, Legacy Creator SPVUL, VUL Accumulator Plus, VUL Accumulator II, and Market Wealth Plus policies during the surrender charge period on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying Statement of Changes in Net Assets. In addition, a new surrender charge period will apply to face amount increases.

For VUL, SVUL and VUL 2000 policies, this charge is deducted during the first 15 policy years or within 15 years after a face amount increase. For VUL Provider, VUL Accumulator, SVUL Accumulator and VUL Accumulator Plus this charge is deducted for the first 10 policy years or within 10 years after a face amount increase. For VUL Accumulator II policies, the applicable surrender charge period will vary according to the insured’s age at the time the policy is issued.

For VUL, the maximum surrender charge is shown on the policy’s data page. For VUL 2000 - Series 1, VUL Provider, VUL Accumulator, SVUL Accumulator, VUL Accumulator Plus, VUL Accumulator II, and Market Wealth Plus, the maximum surrender charge is the lesser of 50% of total premiums paid or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 - Series 2** policies, the maximum surrender charge is the lesser of 50% of total premiums paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

** VUL 2000 - Series 2, SPVUL - Series 2, and SVUL - Series 2 designates policies issued on and after May 10, 2002 where approved.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy’s target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year 10 and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

For Legacy Creator SPVUL, the surrender charge is deducted during the first 9 policy years. The surrender charge is assessed on the amount of the cash value withdrawn in any policy year that is in excess of the surrender charge free window. The surrender charge free window is the greater of 10% of the policy cash value (minus any partial withdrawals already taken in that year) or 100% of the policy gain. The surrender charge percentage declines each policy year from 7.50% in the first year to 0% in year 10 and later.

For Market Wealth Plus policies, the surrender charge period is 10 years in most jurisdiction and 5 years in New York. During the surrender charge period, surrender charges are not assessed on a full surrender of a Market Wealth Plus policy for its Alternative Cash Surrender Value (ACSV).

VUL Separate Account-I policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of either NYLIAC or VUL Separate Account-I. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.24%, distribution (12b-1) fees range from 0.00% to 0.25%, other expenses range from 0.00% to 0.38%, and acquired fund fees and expenses range from 0.00% to 0.61%. These ranges are shown as a percentage of average net assets as of December 31, 2023, and approximate the ranges as of December 31, 2024.

NOTE 4—Distribution of Net Income:

VUL Separate Account-I does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2024 and 2023 were as follows:

	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
NYLI VP American Century Sustainable Equity—Initial Class	37	(267)	(230)	24	(217)	(193)
NYLI VP Balanced—Initial Class	36	(88)	(52)	46	(68)	(22)
NYLI VP Bond—Initial Class	91	(142)	(51)	65	(113)	(48)
NYLI VP Candriam Emerging Markets Equity—Initial Class	71	(243)	(172)	103	(211)	(108)
NYLI VP CBRE Global Infrastructure—Initial Class	46	(42)	4	59	(33)	26
NYLI VP Conservative Allocation—Initial Class	19	(60)	(41)	44	(81)	(37)
NYLI VP Dimensional U.S. Equity—Initial Class	30	(121)	(91)	20	(135)	(115)
NYLI VP Epoch U.S. Equity Yield—Initial Class	35	(274)	(239)	30	(262)	(232)
NYLI VP Equity Allocation—Initial Class	40	(291)	(251)	84	(181)	(97)
NYLI VP Fidelity Institutional AM® Utilities—Initial Class	64	(238)	(174)	105	(127)	(22)
NYLI VP Floating Rate—Initial Class	140	(160)	(20)	110	(141)	(31)
NYLI VP Growth Allocation—Initial Class	68	(314)	(246)	77	(272)	(195)
NYLI VP Hedge Multi-Strategy—Initial Class	115	(64)	51	89	(68)	21
NYLI VP Income Builder—Initial Class	31	(137)	(106)	52	(106)	(54)
NYLI VP Janus Henderson Balanced—Initial Class	134	(425)	(291)	151	(417)	(266)
NYLI VP MacKay Convertible—Initial Class	64	(79)	(15)	77	(65)	12
NYLI VP MacKay High Yield Corporate Bond—Initial Class	231	(164)	67	74	(186)	(112)
NYLI VP MacKay Strategic Bond—Initial Class	127	(108)	19	226	(89)	137
NYLI VP MacKay U.S. Infrastructure Bond—Initial Class	31	(56)	(25)	52	(61)	(9)
NYLI VP Moderate Allocation—Initial Class	58	(161)	(103)	61	(155)	(94)
NYLI VP Natural Resources—Initial Class	148	(502)	(354)	215	(395)	(180)
NYLI VP PIMCO Real Return—Initial Class	83	(148)	(65)	72	(103)	(31)
NYLI VP PineStone International Equity—Initial Class	54	(97)	(43)	86	(104)	(18)
NYLI VP S&P 500 Index—Initial Class	752	(340)	412	695	(351)	344
NYLI VP Schroders Mid Cap Opportunities—Initial Class	31	(115)	(84)	30	(118)	(88)
NYLI VP Small Cap Growth—Initial Class	187	(268)	(81)	75	(159)	(84)
NYLI VP U.S. Government Money Market—Initial Class	20,671	(17,689)	2,982	9,529	(13,180)	(3,651)
NYLI VP Wellington Growth—Initial Class	11	(288)	(277)	14	(315)	(301)
NYLI VP Wellington Small Cap—Initial Class	57	(227)	(170)	104	(217)	(113)
NYLI VP Winslow Large Cap Growth—Initial Class	71	(189)	(118)	48	(218)	(170)
AB VPS Discovery Value Portfolio—Class A	24	(80)	(56)	43	(38)	5
AB VPS Relative Value Portfolio—Class A	147	(116)	31	734	(12)	722
Alger Capital Appreciation Portfolio—Class I-2	—	(1)	(1)	1	(1)	—
American Funds IS Asset Allocation Fund—Class 2	107	(32)	75	90	(73)	17
American Funds IS The Bond Fund of America®—Class 2	124	(18)	106	43	(16)	27
American Funds IS Capital World Bond Fund®—Class 2	2	(1)	1	—	—	—
American Funds IS Global Small Capitalization Fund—Class 2	55	(56)	(1)	42	(87)	(45)
American Funds IS Growth Fund—Class 2	451	(105)	346	318	(65)	253
American Funds IS New World Fund®—Class 2	105	(77)	28	126	(67)	59

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS U.S. Government Securities Fund®—Class 2	1	(1)	—	—	—	—
American Funds IS Washington Mutual Investors FundSM—Class 2	190	(53)	137	124	(80)	44
BlackRock® Global Allocation V.I. Fund—Class I	129	(185)	(56)	130	(141)	(11)
BlackRock® High Yield V.I. Fund—Class I	147	(61)	86	161	(41)	120
BNY Mellon IP Technology Growth Portfolio—Initial Shares	76	(67)	9	81	(63)	18
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	49	(19)	30	28	(3)	25
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	2	(4)	(2)	1	(2)	(1)
ClearBridge Variable Appreciation Portfolio—Class I	62	(17)	45	30	(9)	21
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1	12	(9)	3	11	(16)	(5)
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	45	(33)	12	44	(14)	30
Columbia Variable Portfolio—Intermediate Bond Fund—Class 1	10	(2)	8	29	(13)	16
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	—	(1)	(1)	—	—	—
Delaware VIP® International Series—Standard Class	—	—	—	—	—	—
DFA VA Global Bond Portfolio	—	—	—	—	—	—
DFA VA International Small Portfolio	—	—	—	—	—	—
DFA VA International Value Portfolio	1	—	1	—	—	—
DFA VA Short-Term Fixed Portfolio	—	—	—	—	—	—
DFA VA U.S. Large Value Portfolio	—	—	—	1	(1)	—
DFA VA U.S. Targeted Value Portfolio	—	—	—	—	(1)	(1)
DWS Alternative Asset Allocation VIP—Class A	62	(73)	(11)	76	(34)	42
DWS Small Cap Index VIP—Class A	130	(75)	55	45	(14)	31
DWS Small Mid Cap Value VIP—Class A	18	(23)	(5)	24	(34)	(10)
Fidelity® VIP Bond Index Portfolio—Initial Class	163	(124)	39	82	(38)	44
Fidelity® VIP ContrafundSM Portfolio—Initial Class	74	(290)	(216)	52	(285)	(233)
Fidelity® VIP Emerging Markets Portfolio—Initial Class	72	(58)	14	106	(42)	64
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	89	(154)	(65)	62	(407)	(345)
Fidelity® VIP Extended Market Index Portfolio—Initial Class	23	(2)	21	—	—	—
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	5	(7)	(2)	16	(42)	(26)
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	51	(36)	15	33	(53)	(20)
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	82	(48)	34	55	(51)	4
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	179	(107)	72	250	(64)	186
Fidelity® VIP Growth Portfolio—Initial Class	1	(7)	(6)	4	(9)	(5)
Fidelity® VIP Health Care Portfolio—Initial Class	229	(105)	124	330	(69)	261
Fidelity® VIP Index 500 Portfolio—Initial Class	3	(122)	(119)	7	(6)	1
Fidelity® VIP International Index Portfolio—Initial Class	193	(86)	107	333	(41)	292
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	93	(17)	76	74	(21)	53
Fidelity® VIP Mid Cap Portfolio—Initial Class	61	(71)	(10)	93	(36)	57
Fidelity® VIP Overseas Portfolio—Initial Class	11	(4)	7	4	(14)	(10)
Franklin Templeton Aggressive Model Portfolio—Class I	1,958	(115)	1,843	2,115	(42)	2,073
Franklin Templeton Conservative Model Portfolio—Class I	74	(79)	(5)	114	(87)	27
Franklin Templeton Moderate Model Portfolio—Class I	336	(104)	232	524	(185)	339
Franklin Templeton Moderately Aggressive Model Portfolio—Class I	1,434	(85)	1,349	1,682	(66)	1,616

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin Templeton Moderately Conservative Model Portfolio—Class I	81	(107)	(26)	195	(57)	138
Invesco V.I. EQV International Equity Fund—Series I Shares	61	(112)	(51)	53	(78)	(25)
Invesco V.I. Global Real Estate Fund—Series I Shares	—	—	—	—	—	—
Invesco V.I. Main Street Small Cap Fund®—Series I Shares	81	(50)	31	40	(14)	26
Janus Henderson Enterprise Portfolio—Institutional Shares	276	(69)	207	227	(49)	178
Janus Henderson Forty Portfolio—Institutional Shares	—	—	—	—	—	—
Janus Henderson Global Research Portfolio—Institutional Shares	42	(195)	(153)	32	(211)	(179)
LVIP American Century Inflation Protection Fund—Service Class	1	—	1	—	—	—
LVIP American Century International Fund—Service Class	2	(4)	(2)	2	(4)	(2)
LVIP American Century Value Fund—Service Class	4	(4)	—	6	(9)	(3)
LVIP Baron Growth Opportunities Fund—Service Class	—	—	—	—	(1)	(1)
LVIP Macquarie Diversified Income Fund—Standard Class	—	—	—	—	—	—
LVIP Macquarie Value Fund—Standard Class	—	—	—	—	—	—
LVIP SSgA Mid-Cap Index Fund—Standard Class	100	(37)	63	26	(7)	19
Macquarie VIP Emerging Markets Series—Standard Class	37	(68)	(31)	44	(43)	1
Macquarie VIP International Core Equity Series—Standard Class	—	—	—	—	—	—
Macquarie VIP Small Cap Value Series—Standard Class	41	(56)	(15)	72	(42)	30
MFS® International Intrinsic Value Portfolio—Initial Class	116	(40)	76	80	(50)	30
MFS® Investors Trust Series—Initial Class	13	(49)	(36)	32	(23)	9
MFS® Mid Cap Value Portfolio—Initial Class	86	(84)	2	71	(85)	(14)
MFS® New Discovery Series—Initial Class	25	(35)	(10)	30	(19)	11
MFS® Research International Portfolio—Initial Class	20	(26)	(6)	63	(16)	47
MFS® Research Series—Initial Class	12	(12)	—	19	(10)	9
MFS® Total Return Bond Series—Initial Class	—	—	—	—	(1)	(1)
MFS® Value Series—Initial Class	—	—	—	—	—	—
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	—	(1)	(1)	—	(1)	(1)
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	70	(1,423)	(1,353)	104	(82)	22
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	52	(86)	(34)	69	(45)	24
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	—	—	—	1	(2)	(1)
PIMCO VIT Income Portfolio—Institutional Class	147	(110)	37	149	(7)	142
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Institutional Class	81	(52)	29	77	(48)	29
PIMCO VIT Low Duration Portfolio—Administrative Class	1	(6)	(5)	—	(2)	(2)
PIMCO VIT Low Duration Portfolio—Institutional Class	81	(263)	(182)	73	(63)	10
PIMCO VIT Short-Term Portfolio—Institutional Class	16	—	16	—	—	—
PIMCO VIT Total Return Portfolio—Administrative Class	3	(8)	(5)	1	(10)	(9)
PIMCO VIT Total Return Portfolio—Institutional Class	233	(126)	107	183	(156)	27
Principal VC Real Estate Securities Account—Class 1	1,950	(19)	1,931	—	—	—
Putnam VT International Value Fund—Class IA	4	—	4	—	—	—
T. Rowe Price All-Cap Opportunities Portfolio	—	—	—	—	—	—
T. Rowe Price Blue Chip Growth Portfolio	—	—	—	1	(1)	—
T. Rowe Price International Stock Portfolio	—	—	—	—	—	—

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
T. Rowe Price Limited-Term Bond Portfolio	1	(1)	—	—	—	—
The Merger Fund VL	—	—	—	—	—	—
Voya Growth and Income Portfolio—Class I	7	—	7	—	—	—
Western Asset Core Plus VIT Portfolio—Class I	3	—	3	3	—	3

Not all investment divisions are available under all policies.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

The following table presents financial highlights for each Investment Division as of December 31, 2024, 2023, 2022, 2021 and 2020:

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
NYLI VP American Century Sustainable Equity—Initial Class	2024	$87,014	2,311	$35.57 to $38.92	19.0% to 19.8%	1.0%
	2023	79,950	2,541	29.89 to 32.48	23.5% to 24.4%	1.3%
	2022	69,312	2,734	24.20 to 26.11	(8.3%) to (7.7%)	1.7%
	2021	80,330	2,917	26.40 to 28.29	24.6% to 25.5%	2.5%
	2020	68,887	3,131	21.19 to 22.54	0.3% to 1.0%	3.6%
NYLI VP Balanced—Initial Class	2024	$21,401	639	$25.06 to $34.94	7.1% to 7.9%	2.6%
	2023	21,527	691	23.22 to 32.38	6.8% to 7.5%	1.9%
	2022	20,643	713	21.60 to 30.11	(6.4%) to (5.7%)	1.0%
	2021	22,346	726	28.42 to 31.94	16.5% to 17.3%	1.4%
	2020	18,533	706	19.53 to 27.23	7.1% to 7.9%	2.1%
NYLI VP Bond—Initial Class	2024	$28,686	1,213	$12.19 to $29.92	1.1% to 1.8%	4.8%
	2023	29,650	1,264	11.97 to 29.58	4.8% to 5.6%	2.8%
	2022	29,365	1,312	11.34 to 28.22	(15.1%) to (14.5%)	2.0%
	2021	36,083	1,373	13.26 to 33.22	(2.1%) to (1.4%)	1.8%
	2020	36,360	1,358	13.44 to 33.92	7.2% to 7.9%	2.0%
NYLI VP Candriam Emerging Markets Equity—Initial Class	2024	$30,761	2,935	$9.93 to $10.86	11.8% to 12.6%	0.9%
	2023	28,971	3,107	8.87 to 9.64	6.5% to 7.2%	1.8%
	2022	28,028	3,215	8.33 to 8.99	(29.2%) to (28.7%)	1.0%
	2021	39,750	3,242	11.77 to 12.61	(2.7%) to (2.0%)	1.1%
	2020	42,440	3,383	12.10 to 12.87	24.8% to 25.7%	3.3%
NYLI VP CBRE Global Infrastructure—Initial Class	2024	$2,671	262	$9.62 to $10.22	7.1% to 7.9%	2.3%
	2023	2,439	258	8.98 to 9.48	3.3% to 4.1%	1.9%
	2022	2,111	232	8.69 to 9.11	(6.6%) to (6.0%)	1.3%
	2021	1,899	196	9.31 to 9.69	14.5% to 15.3%	0.0%
	2020	1,022	122	8.13 to 8.40	(13.4%) to (12.8%)	7.7%
NYLI VP Conservative Allocation—Initial Class	2024	$13,809	557	$23.30 to $26.31	5.8% to 6.5%	1.7%
	2023	13,959	598	22.03 to 24.70	9.5% to 10.3%	3.0%
	2022	13,487	635	20.11 to 22.40	(12.7%) to (12.1%)	4.4%
	2021	17,168	707	23.03 to 25.47	6.4% to 7.1%	1.9%
	2020	16,707	735	21.64 to 23.77	9.5% to 10.3%	2.1%
NYLI VP Dimensional U.S. Equity—Initial Class	2024	$159,527	1,810	$57.32 to $146.20	23.0% to 23.9%	0.8%
	2023	136,485	1,901	46.51 to 118.86	23.7% to 24.6%	1.0%
	2022	117,914	2,016	37.52 to 96.08	(21.2%) to (20.7%)	0.7%
	2021	154,495	2,089	47.53 to 121.97	27.9% to 28.8%	0.9%
	2020	126,918	2,201	37.10 to 95.38	14.7% to 15.6%	1.6%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
NYLI VP Epoch U.S. Equity Yield—Initial Class	2024	$152,578	3,252	$33.52 to $53.43	17.7% to 18.5%	2.7%
	2023	138,641	3,491	28.28 to 45.07	7.9% to 8.7%	2.7%
	2022	136,321	3,723	26.02 to 41.47	(3.2%) to (2.5%)	2.1%
	2021	149,769	3,973	26.68 to 42.53	22.0% to 22.9%	2.4%
	2020	128,833	4,188	21.71 to 34.61	(0.7%) to 0.0%	2.8%
NYLI VP Equity Allocation—Initial Class	2024	$100,930	2,841	$32.03 to $35.98	11.1% to 11.9%	0.0%
	2023	98,051	3,092	28.83 to 32.17	16.6% to 17.4%	5.4%
	2022	86,163	3,189	24.73 to 27.40	(18.2%) to (17.6%)	3.2%
	2021	107,062	3,262	30.24 to 33.27	19.3% to 20.2%	1.9%
	2020	92,646	3,391	25.35 to 27.69	14.2% to 15.0%	2.3%
NYLI VP Fidelity Institutional AM® Utilities—Initial Class	2024	$61,390	1,987	$28.77 to $31.48	28.0% to 28.9%	2.5%
	2023	51,858	2,161	22.47 to 24.41	(2.1%) to (1.5%)	2.1%
	2022	53,195	2,183	22.96 to 24.78	4.8% to 5.6%	2.1%
	2021	53,003	2,293	21.90 to 23.47	16.4% to 17.2%	2.1%
	2020	46,029	2,332	18.81 to 20.02	(1.1%) to (0.4%)	2.6%
NYLI VP Floating Rate—Initial Class	2024	$43,815	2,063	$17.03 to $22.25	7.3% to 8.1%	8.0%
	2023	40,950	2,083	15.75 to 20.58	11.1% to 11.9%	8.2%
	2022	37,192	2,114	14.08 to 18.40	(1.9%) to (1.2%)	5.1%
	2021	17,155	960	14.26 to 18.63	3.0% to 3.7%	3.1%
	2020	16,350	947	13.75 to 17.97	1.8% to 2.5%	3.8%
NYLI VP Growth Allocation—Initial Class	2024	$97,035	2,910	$26.43 to $34.54	9.6% to 10.4%	0.8%
	2023	95,510	3,156	23.94 to 31.29	14.7% to 15.5%	4.0%
	2022	88,025	3,351	20.73 to 27.09	(15.0%) to (14.4%)	3.5%
	2021	108,059	3,513	24.23 to 31.66	15.2% to 16.0%	2.5%
	2020	98,314	3,705	20.88 to 27.29	12.1% to 12.9%	3.0%
NYLI VP Hedge Multi-Strategy—Initial Class	2024	$12,958	1,361	$8.87 to $9.55	5.8% to 6.5%	0.3%
	2023	11,704	1,310	8.38 to 8.97	9.5% to 10.3%	5.2%
	2022	10,452	1,289	7.65 to 8.13	(9.1%) to (8.5%)	2.0%
	2021	11,693	1,320	8.42 to 8.88	(1.3%) to (0.6%)	0.0%
	2020	10,232	1,148	8.53 to 8.94	4.6% to 5.4%	2.3%
NYLI VP Income Builder—Initial Class	2024	$65,743	1,482	$30.71 to $60.31	10.9% to 11.6%	3.1%
	2023	63,266	1,588	27.65 to 54.39	9.3% to 10.1%	3.3%
	2022	59,999	1,642	25.25 to 49.77	(14.1%) to (13.5%)	2.8%
	2021	72,561	1,706	29.34 to 57.96	9.7% to 10.5%	2.9%
	2020	68,261	1,759	19.63 to 52.81	7.2% to 8.0%	2.5%
NYLI VP Janus Henderson Balanced—Initial Class	2024	$183,549	6,048	$29.08 to $31.82	14.9% to 15.7%	1.9%
	2023	166,738	6,339	25.30 to 27.49	14.7% to 15.5%	1.4%
	2022	150,816	6,605	22.06 to 23.80	(17.0%) to (16.4%)	1.1%
	2021	187,380	6,839	26.57 to 28.47	16.5% to 17.4%	1.3%
	2020	164,489	7,022	22.80 to 24.26	13.5% to 14.3%	1.9%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
NYLI VP MacKay Convertible—Initial Class	2024	$80,980	1,292	$31.23 to $78.68	7.9% to 8.6%	3.5%
	2023	75,893	1,307	28.75 to 72.93	8.1% to 8.9%	2.1%
	2022	69,449	1,295	26.41 to 67.47	(13.3%) to (12.7%)	3.3%
	2021	85,929	1,397	30.24 to 77.80	8.5% to 9.2%	1.1%
	2020	77,526	1,370	27.68 to 71.71	35.1% to 36.0%	0.7%
NYLI VP MacKay High Yield Corporate Bond—Initial Class	2024	$161,378	3,180	$21.35 to $66.95	6.4% to 7.1%	6.0%
	2023	148,546	3,113	19.93 to 62.94	11.1% to 11.9%	5.8%
	2022	138,229	3,225	17.82 to 56.66	(8.7%) to (8.1%)	5.4%
	2021	159,448	3,411	19.38 to 62.06	4.8% to 5.5%	4.8%
	2020	151,430	3,402	18.37 to 59.23	4.7% to 5.4%	5.8%
NYLI VP MacKay Strategic Bond—Initial Class	2024	$28,319	1,816	$14.38 to $15.71	6.4% to 7.1%	5.8%
	2023	26,163	1,797	13.51 to 14.66	9.4% to 10.2%	5.0%
	2022	21,923	1,660	12.35 to 13.31	(7.9%) to (7.2%)	3.6%
	2021	24,820	1,743	13.41 to 14.35	1.3% to 2.0%	2.5%
	2020	22,538	1,613	13.24 to 14.07	5.4% to 6.1%	2.7%
NYLI VP MacKay U.S. Infrastructure Bond—Initial Class	2024	$12,034	600	$11.11 to $24.48	0.3% to 1.0%	2.0%
	2023	12,460	625	11.00 to 24.40	4.3% to 5.0%	2.4%
	2022	12,151	634	10.47 to 23.40	(11.9%) to (11.3%)	1.9%
	2021	14,716	682	11.81 to 26.57	(2.2%) to (1.5%)	1.5%
	2020	16,291	734	11.99 to 27.16	4.2% to 5.0%	1.5%
NYLI VP Moderate Allocation—Initial Class	2024	$47,945	1,637	$22.25 to $30.46	8.0% to 8.7%	1.1%
	2023	46,889	1,740	20.46 to 28.01	12.2% to 13.0%	3.1%
	2022	43,783	1,834	18.11 to 24.79	(14.3%) to (13.7%)	3.7%
	2021	53,604	1,938	20.98 to 28.72	10.6% to 11.4%	1.2%
	2020	48,025	1,931	18.84 to 25.79	10.8% to 11.6%	2.6%
NYLI VP Natural Resources—Initial Class	2024	$45,174	3,440	$12.22 to $13.37	0.0% to 0.7%	2.5%
	2023	49,486	3,794	12.22 to 13.27	1.2% to 1.9%	2.2%
	2022	50,883	3,974	12.07 to 13.02	34.9% to 35.8%	1.1%
	2021	38,570	4,088	8.95 to 9.59	37.1% to 38.0%	1.2%
	2020	29,021	4,237	6.53 to 6.95	6.1% to 6.9%	2.7%
NYLI VP PIMCO Real Return—Initial Class	2024	$11,610	960	$11.24 to $12.30	1.5% to 2.2%	3.8%
	2023	12,138	1,025	11.07 to 12.03	3.0% to 3.7%	8.6%
	2022	12,069	1,056	10.75 to 11.60	(12.1%) to (11.4%)	6.0%
	2021	13,913	1,078	12.23 to 13.10	4.6% to 5.4%	0.5%
	2020	12,402	1,012	11.68 to 12.43	11.0% to 11.8%	2.0%
NYLI VP PineStone International Equity—Initial Class	2024	$48,671	1,418	$17.28 to $40.92	3.8% to 4.5%	0.6%
	2023	48,093	1,461	25.20 to 39.43	3.5% to 4.3%	0.0%
	2022	46,819	1,479	24.29 to 38.08	(27.0%) to (26.4%)	0.3%
	2021	63,648	1,475	33.19 to 52.13	11.5% to 12.2%	0.1%
	2020	59,161	1,534	29.72 to 46.77	20.0% to 20.8%	0.8%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
NYLI VP S&P 500 Index—Initial Class	2024	$886,665	9,727	$17.51 to $179.07	24.0% to 24.8%	1.2%
	2023	688,847	9,315	14.03 to 144.46	25.3% to 26.1%	1.4%
	2022	534,215	8,971	11.12 to 115.33	(18.8%) to (18.2%)	1.5%
	2021	645,470	8,754	13.59 to 141.97	27.7% to 28.5%	1.2%
	2020	502,425	8,687	10.57 to 111.21	5.7% to 18.2%	1.5%
NYLI VP Schroders Mid Cap Opportunities—Initial Class	2024	$101,066	1,639	$53.49 to $66.02	9.2% to 10.0%	0.3%
	2023	96,686	1,723	48.98 to 60.03	12.9% to 13.7%	0.1%
	2022	89,546	1,811	43.38 to 52.80	(21.1%) to (20.5%)	0.0%
	2021	118,181	1,896	54.96 to 66.43	19.2% to 20.0%	0.6%
	2020	105,460	2,026	46.12 to 55.36	10.5% to 11.3%	1.0%
NYLI VP Small Cap Growth—Initial Class	2024	$58,217	2,037	$27.29 to $29.86	9.6% to 10.4%	0.0%
	2023	54,867	2,118	24.89 to 27.04	14.7% to 15.5%	0.0%
	2022	49,516	2,202	21.70 to 23.41	(27.0%) to (26.5%)	0.0%
	2021	69,617	2,268	29.72 to 31.85	9.5% to 10.3%	0.0%
	2020	64,792	2,321	27.14 to 28.87	39.5% to 40.5%	0.0%
NYLI VP U.S. Government Money Market—Initial Class	2024	$57,606	40,903	$1.16 to $1.63	4.3% to 5.0%	4.9%
	2023	51,081	37,921	1.10 to 1.57	4.1% to 4.8%	4.7%
	2022	53,209	41,572	1.05 to 1.51	0.6% to 1.3%	1.3%
	2021	44,408	34,816	1.04 to 1.50	(0.7%) to 0.0%	0.0%
	2020	62,922	49,659	1.04 to 1.51	(0.5%) to 0.2%	0.2%
NYLI VP Wellington Growth—Initial Class	2024	$286,393	4,284	$37.41 to $95.05	25.2% to 26.1%	0.0%
	2023	243,527	4,561	29.81 to 75.89	37.6% to 38.6%	0.0%
	2022	188,988	4,862	21.61 to 55.14	(33.6%) to (33.2%)	0.0%
	2021	297,591	5,091	32.50 to 83.08	18.9% to 19.7%	0.3%
	2020	263,128	5,353	27.28 to 69.86	31.4% to 32.3%	0.6%
NYLI VP Wellington Small Cap—Initial Class	2024	$47,807	2,666	$17.15 to $18.22	13.6% to 14.4%	1.1%
	2023	44,510	2,836	15.09 to 15.92	13.1% to 13.9%	0.8%
	2022	40,717	2,949	13.34 to 13.98	(21.4%) to (20.8%)	1.1%
	2021	52,453	3,002	16.97 to 17.66	17.2% to 18.0%	0.4%
	2020	47,015	3,170	14.48 to 14.96	9.5% to 10.2%	0.1%
NYLI VP Winslow Large Cap Growth—Initial Class	2024	$160,233	1,901	$55.94 to $98.19	28.7% to 29.6%	0.0%
	2023	130,362	2,019	43.47 to 75.76	42.1% to 43.1%	0.0%
	2022	98,891	2,189	30.60 to 52.96	(31.6%) to (31.2%)	0.0%
	2021	141,034	2,161	44.77 to 76.94	23.6% to 24.5%	0.0%
	2020	112,987	2,169	36.20 to 61.79	36.2% to 37.2%	0.0%
AB VPS Discovery Value Portfolio—Class A	2024	$19,818	517	$34.15 to $39.45	9.2% to 10.0%	0.9%
	2023	19,967	573	31.26 to 35.86	16.4% to 17.2%	1.1%
	2022	16,870	568	26.86 to 30.60	(16.2%) to (15.6%)	1.1%
	2021	19,369	550	32.06 to 36.27	35.0% to 35.9%	0.8%
	2020	12,683	489	23.75 to 26.68	2.6% to 3.4%	1.1%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
AB VPS Relative Value Portfolio—Class A	2024	$9,990	782	$12.57 to $12.81	12.2% to 13.0%	1.4%
	2023	8,493	751	11.20 to 11.33	11.2% to 12.0%	1.9%
	2022	289	29	10.07 to 10.11	0.7% to 1.1%	0.4%
Alger Capital Appreciation Portfolio—Class I-2	2024	$4,459	27	$71.91 to $171.03	48.1% to 48.1%	0.0%
	2023	3,100	28	48.54 to 115.46	43.1% to 43.1%	0.0%
	2022	2,205	28	33.92 to 80.67	(36.5%) to (36.5%)	0.0%
	2021	3,559	29	53.43 to 127.08	19.1% to 19.1%	0.0%
	2020	3,054	30	44.85 to 106.68	41.8% to 41.8%	0.0%
American Funds IS Asset Allocation Fund—Class 2	2024	$10,541	615	$16.57 to $17.36	15.6% to 16.4%	2.3%
	2023	7,956	540	14.33 to 14.91	13.5% to 14.3%	2.3%
	2022	6,744	523	12.63 to 13.05	(14.0%) to (13.4%)	1.9%
	2021	6,598	443	14.68 to 15.07	14.3% to 15.1%	1.8%
	2020	3,602	278	12.85 to 13.09	11.7% to 12.5%	1.8%
American Funds IS The Bond Fund of America®—Class 2	2024	$1,458	143	$10.05 to $10.24	0.4% to 1.2%	7.1%
	2023	373	37	10.01 to 10.12	4.3% to 5.0%	4.7%
	2022	92	10	9.61 to 9.64	(3.9%) to (3.6%)	4.5%
American Funds IS Capital World Bond Fund®—Class 2	2024	$11	1	$10.17 to $10.17	1.7% to 1.7%	2.4%
American Funds IS Global Small Capitalization Fund—Class 2	2024	$6,715	415	$15.25 to $16.32	1.6% to 2.3%	1.1%
	2023	6,585	416	15.01 to 15.95	15.4% to 16.2%	0.3%
	2022	6,281	461	13.01 to 13.73	(30.0%) to (29.6%)	0.0%
	2021	7,304	377	18.60 to 19.49	6.0% to 6.7%	0.0%
	2020	5,623	310	17.55 to 18.26	28.8% to 29.7%	0.2%
American Funds IS Growth Fund—Class 2	2024	$43,591	1,388	$30.09 to $31.63	30.7% to 31.6%	0.4%
	2023	24,844	1,042	23.02 to 24.03	37.5% to 38.5%	0.4%
	2022	13,569	789	16.74 to 17.35	(30.4%) to (29.9%)	0.3%
	2021	18,095	736	24.06 to 24.77	21.1% to 22.0%	0.2%
	2020	9,162	455	19.86 to 20.30	51.0% to 52.1%	0.3%
American Funds IS New World Fund®—Class 2	2024	$22,724	1,350	$15.73 to $16.95	5.8% to 6.6%	1.4%
	2023	20,893	1,322	14.87 to 15.91	15.2% to 16.0%	1.5%
	2022	17,213	1,263	12.91 to 13.72	(22.6%) to (22.1%)	1.4%
	2021	19,031	1,088	16.69 to 17.61	4.2% to 4.9%	0.9%
	2020	18,510	1,109	16.02 to 16.78	22.7% to 23.6%	0.1%
American Funds IS U.S. Government Securities Fund®— Class 2	2024	2	—	$10.37 to $10.40	3.7% to 4.0%	6.2%
American Funds IS Washington Mutual Investors FundSM—Class 2	2024	$18,743	903	$19.89 to $20.91	18.3% to 19.1%	1.7%
	2023	13,340	766	16.81 to 17.55	16.5% to 17.3%	2.0%
	2022	10,726	722	14.43 to 14.96	(9.1%) to (8.5%)	2.0%
	2021	10,209	629	15.88 to 16.34	26.9% to 27.8%	1.5%
	2020	6,776	532	12.51 to 12.79	7.9% to 8.7%	1.9%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
BlackRock® Global Allocation V.I. Fund—Class I	2024	$26,565	1,814	$14.09 to $14.76	8.5% to 9.2%	1.4%
	2023	25,086	1,870	12.99 to 13.52	12.0% to 12.8%	2.3%
	2022	22,389	1,881	11.59 to 11.98	(16.4%) to (15.9%)	0.0%
	2021	25,292	1,786	13.88 to 14.24	5.9% to 6.7%	1.0%
	2020	21,696	1,632	13.10 to 13.35	20.2% to 21.0%	1.3%
BlackRock® High Yield V.I. Fund—Class I	2024	$12,110	756	$15.05 to $16.21	7.5% to 8.3%	6.9%
	2023	9,911	670	14.00 to 14.98	12.4% to 13.2%	6.5%
	2022	7,190	550	12.45 to 13.23	(11.0%) to (10.3%)	5.3%
	2021	7,525	516	13.98 to 14.76	4.6% to 5.3%	4.4%
	2020	5,255	379	13.37 to 14.01	6.5% to 7.3%	5.2%
BNY Mellon IP Technology Growth Portfolio—Initial Shares	2024	$84,825	880	$70.48 to $107.37	24.9% to 25.7%	0.0%
	2023	66,605	871	56.45 to 85.39	58.3% to 59.4%	0.0%
	2022	40,832	853	35.66 to 53.56	(46.8%) to (46.4%)	0.0%
	2021	71,053	802	66.98 to 99.90	12.1% to 12.9%	0.0%
	2020	60,724	777	59.73 to 88.47	68.7% to 69.9%	0.2%
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	2024	$812	57	$14.06 to $14.32	24.0% to 24.9%	0.4%
	2023	313	27	11.33 to 11.47	23.0% to 23.8%	0.4%
	2022	17	2	9.26 to 9.26	(7.4%) to (7.4%)	0.0%
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	2024	$3,684	88	$41.94 to $41.94	4.6% to 4.6%	0.7%
	2023	3,623	90	40.09 to 40.09	9.3% to 9.3%	0.3%
	2022	3,349	91	36.69 to 36.69	(16.6%) to (16.6%)	0.0%
	2021	3,988	91	44.00 to 44.00	16.5% to 16.5%	0.1%
	2020	3,484	92	37.78 to 37.78	19.9% to 19.9%	0.6%
ClearBridge Variable Appreciation Portfolio—Class I	2024	$6,829	263	$24.70 to $26.06	21.8% to 22.7%	0.8%
	2023	4,605	218	20.28 to 21.24	18.9% to 19.7%	1.0%
	2022	3,479	197	17.06 to 17.75	(13.1%) to (12.4%)	1.1%
	2021	3,894	193	19.62 to 20.27	22.8% to 23.7%	0.7%
	2020	2,635	161	15.98 to 16.39	14.0% to 14.8%	1.2%
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1	2024	$968	77	$11.85 to $12.68	6.5% to 7.2%	3.7%
	2023	867	74	11.13 to 11.82	(7.5%) to (6.8%)	21.7%
	2022	1,000	79	12.03 to 12.69	18.3% to 19.1%	24.1%
	2021	1,044	99	10.17 to 10.66	31.7% to 32.6%	0.2%
	2020	852	107	7.72 to 8.03	(2.0%) to (1.3%)	21.0%
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	2024	$5,461	428	$12.00 to $12.84	5.6% to 6.4%	5.2%
	2023	4,991	416	11.36 to 12.07	9.7% to 10.4%	5.5%
	2022	4,195	386	10.35 to 10.93	(16.6%) to (16.0%)	4.5%
	2021	3,890	301	12.42 to 13.01	(2.9%) to (2.2%)	4.0%
	2020	3,282	248	12.79 to 13.31	6.7% to 7.4%	3.6%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Columbia Variable Portfolio—Intermediate Bond Fund—Class 1	2024	$439	43	$9.98 to $10.17	1.3% to 2.0%	4.8%
	2023	352	35	9.97 to 9.97	6.3% to 6.3%	1.4%
	2022	180	19	9.38 to 9.38	(6.2%) to (6.2%)	0.4%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2024	$15	—	$32.95 to $32.95	8.7% to 8.7%	0.5%
	2023	35	1	30.32 to 30.32	21.7% to 21.7%	0.4%
	2022	33	1	24.92 to 24.92	(9.0%) to (9.0%)	0.5%
	2021	36	1	27.37 to 27.37	28.8% to 28.8%	0.5%
	2020	27	1	21.25 to 21.25	8.6% to 8.6%	0.3%
Delaware VIP® International Series—Standard Class	2024	$—	—	$—	—	—
	2023	1	—	10.22 to 10.22	13.6% to 13.6%	1.3%
	2022	2	—	8.99 to 8.99	(17.3%) to (17.3%)	1.5%
	2021	2	—	10.88 to 10.88	6.9% to 6.9%	0.9%
	2020	2	—	10.18 to 10.18	1.8% to 1.8%	0.0%
DFA VA Global Bond Portfolio	2024	$36	3	$12.27 to $12.27	5.4% to 5.4%	4.9%
	2023	34	3	11.65 to 11.65	5.1% to 5.1%	4.0%
	2022	32	3	11.09 to 11.09	(6.3%) to (6.3%)	1.1%
	2021	124	10	11.84 to 11.84	(1.0%) to (1.0%)	0.7%
	2020	125	10	11.96 to 11.96	1.5% to 1.5%	0.1%
DFA VA International Small Portfolio	2024	$153	7	$22.35 to $22.35	3.8% to 3.8%	3.4%
	2023	147	7	21.53 to 21.53	14.1% to 14.1%	3.2%
	2022	129	7	18.87 to 18.87	(17.6%) to (17.6%)	2.6%
	2021	155	7	22.91 to 22.91	14.6% to 14.6%	2.6%
	2020	135	7	20.00 to 20.00	9.4% to 9.4%	3.3%
DFA VA International Value Portfolio	2024	$294	14	$21.20 to $21.20	6.6% to 6.6%	4.0%
	2023	259	13	19.88 to 19.88	17.9% to 17.9%	4.8%
	2022	222	13	16.87 to 16.87	(3.5%) to (3.5%)	4.0%
	2021	228	13	17.47 to 17.47	18.1% to 18.1%	4.1%
	2020	190	13	14.79 to 14.79	(1.8%) to (1.8%)	4.2%
DFA VA Short-Term Fixed Portfolio	2024	$122	10	$11.78 to $11.78	5.5% to 5.5%	4.9%
	2023	115	10	11.16 to 11.16	5.0% to 5.0%	3.9%
	2022	109	10	10.64 to 10.64	(1.2%) to (1.2%)	1.0%
	2021	274	25	10.76 to 10.76	(0.2%) to (0.2%)	0.0%
	2020	274	25	10.78 to 10.78	0.6% to 0.6%	1.7%
DFA VA U.S. Large Value Portfolio	2024	$515	14	$37.93 to $37.93	13.4% to 13.4%	2.1%
	2023	460	14	33.46 to 33.46	10.9% to 10.9%	2.3%
	2022	423	14	30.16 to 30.16	(4.9%) to (4.9%)	2.2%
	2021	455	14	31.71 to 31.71	27.0% to 27.0%	1.8%
	2020	364	15	24.96 to 24.96	(1.4%) to (1.4%)	2.7%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
DFA VA U.S. Targeted Value Portfolio	2024	$333	8	$40.23 to $40.23	8.1% to 8.1%	1.4%
	2023	312	8	37.20 to 37.20	20.0% to 20.0%	1.6%
	2022	265	9	30.99 to 30.99	(4.2%) to (4.2%)	1.3%
	2021	281	9	32.35 to 32.35	39.7% to 39.7%	1.4%
	2020	203	9	23.16 to 23.16	4.0% to 4.0%	2.4%
DWS Alternative Asset Allocation VIP—Class A	2024	$10,204	729	$13.23 to $14.06	4.9% to 5.6%	3.7%
	2023	9,804	740	12.61 to 13.31	5.4% to 6.2%	6.6%
	2022	8,717	698	11.96 to 12.53	(8.1%) to (7.4%)	7.3%
	2021	8,412	624	13.01 to 13.54	12.0% to 12.7%	2.0%
	2020	6,783	567	11.62 to 12.01	5.0% to 5.7%	2.6%
DWS Small Cap Index VIP—Class A	2024	$4,811	315	$14.75 to $31.79	10.4% to 11.2%	1.1%
	2023	3,590	260	13.37 to 28.60	15.9% to 16.8%	1.1%
	2022	2,710	229	11.53 to 24.49	(21.2%) to (20.6%)	0.9%
	2021	3,116	208	14.63 to 30.86	13.7% to 14.5%	0.7%
	2020	1,391	104	12.87 to 26.95	18.6% to 19.4%	1.1%
DWS Small Mid Cap Value VIP—Class A	2024	$6,149	216	$25.76 to $28.94	5.5% to 6.2%	1.2%
	2023	5,922	221	24.42 to 27.24	14.1% to 14.9%	1.2%
	2022	5,395	231	21.40 to 23.70	(16.4%) to (15.8%)	0.9%
	2021	6,346	229	25.59 to 28.15	29.6% to 30.5%	1.2%
	2020	5,418	258	19.75 to 21.57	(1.5%) to (0.8%)	1.4%
Fidelity® VIP Bond Index Portfolio—Initial Class	2024	$4,519	501	$8.83 to $9.09	0.5% to 1.2%	3.0%
	2023	4,106	462	8.79 to 8.98	4.7% to 5.5%	2.5%
	2022	3,533	418	8.39 to 8.51	(13.8%) to (13.2%)	1.7%
	2021	4,201	430	9.73 to 9.81	(2.6%) to (2.0%)	1.0%
	2020	4,109	411	10.00 to 10.00	(0.0%) to 0.0%	0.9%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2024	$459,645	3,924	$56.41 to $158.53	32.9% to 33.8%	0.2%
	2023	364,177	4,140	42.16 to 119.33	32.5% to 33.5%	0.5%
	2022	289,597	4,373	31.59 to 90.04	(26.8%) to (26.3%)	0.5%
	2021	405,336	4,490	42.87 to 123.06	26.9% to 27.8%	0.1%
	2020	333,527	4,701	33.54 to 96.94	29.7% to 30.6%	0.2%
Fidelity® VIP Emerging Markets Portfolio—Initial Class	2024	$6,310	476	$12.73 to $13.34	9.3% to 10.0%	1.5%
	2023	5,569	462	11.65 to 12.13	8.9% to 9.7%	2.4%
	2022	4,381	398	10.70 to 11.06	(20.7%) to (20.1%)	2.0%
	2021	4,546	330	13.49 to 13.84	(2.9%) to (2.2%)	2.5%
	2020	2,530	179	13.90 to 14.16	30.4% to 31.3%	0.9%
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2024	$106,657	1,852	$37.48 to $71.52	14.5% to 15.3%	1.8%
	2023	96,032	1,917	32.50 to 62.44	9.9% to 10.6%	1.8%
	2022	103,753	2,262	29.37 to 56.83	(5.6%) to (5.0%)	1.9%
	2021	110,894	2,284	30.90 to 60.21	24.0% to 24.9%	1.9%
	2020	89,602	2,295	24.74 to 48.55	6.0% to 6.7%	1.9%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP Extended Market Index Portfolio—Initial Class	2024	$239	21	$11.19 to $11.24	11.9% to 12.4%	1.4%
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	2024	$1,554	80	$18.86 to $20.47	7.0% to 7.7%	2.9%
	2023	1,487	82	17.64 to 19.00	11.6% to 12.4%	3.2%
	2022	1,771	108	15.80 to 16.91	(16.3%) to (15.7%)	2.2%
	2021	2,434	125	18.87 to 20.05	8.7% to 9.5%	1.0%
	2020	2,455	138	17.36 to 18.32	14.3% to 15.1%	1.4%
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	2024	$7,853	336	$22.01 to $23.89	8.6% to 9.4%	2.3%
	2023	6,889	321	20.26 to 21.83	13.9% to 14.7%	2.4%
	2022	6,377	341	17.79 to 19.03	(17.5%) to (16.9%)	2.0%
	2021	7,456	331	21.55 to 22.90	11.6% to 12.4%	1.1%
	2020	6,697	334	19.31 to 20.38	16.1% to 16.9%	1.3%
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	2024	$11,010	393	$26.12 to $28.35	12.3% to 13.1%	1.5%
	2023	8,874	359	23.26 to 25.07	18.1% to 18.9%	1.6%
	2022	7,372	355	19.70 to 21.08	(18.8%) to (18.3%)	1.7%
	2021	8,405	331	24.26 to 25.78	17.0% to 17.8%	1.0%
	2020	5,823	269	20.74 to 21.88	18.4% to 19.3%	1.0%
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	2024	$76,933	1,283	$56.39 to $60.76	37.9% to 38.9%	0.0%
	2023	52,306	1,211	40.89 to 43.75	44.6% to 45.6%	0.0%
	2022	30,409	1,025	28.27 to 30.04	(38.6%) to (38.1%)	0.0%
	2021	42,209	881	46.03 to 48.56	11.2% to 11.9%	0.0%
	2020	32,774	765	41.40 to 43.38	67.5% to 68.7%	0.0%
Fidelity® VIP Growth Portfolio—Initial Class	2024	$17,666	192	$91.85 to $91.85	30.4% to 30.4%	0.0%
	2023	13,954	198	70.44 to 70.44	36.2% to 36.2%	0.1%
	2022	10,512	203	51.71 to 51.71	(24.5%) to (24.5%)	0.6%
	2021	14,160	207	68.44 to 68.44	23.2% to 23.2%	0.0%
	2020	11,658	210	55.55 to 55.55	43.9% to 43.9%	0.1%
Fidelity® VIP Health Care Portfolio—Initial Class	2024	$15,833	996	$15.40 to $16.02	4.4% to 5.1%	0.0%
	2023	13,184	872	14.75 to 15.24	3.5% to 4.3%	0.0%
	2022	8,870	611	14.25 to 14.62	(13.0%) to (12.4%)	0.0%
	2021	9,865	595	16.38 to 16.69	11.0% to 11.7%	0.1%
	2020	5,930	399	14.76 to 14.93	20.7% to 21.6%	0.9%
Fidelity® VIP Index 500 Portfolio—Initial Class	2024	$40,172	529	$56.89 to $76.20	24.9% to 24.9%	1.3%
	2023	39,434	648	45.55 to 61.01	26.2% to 26.2%	1.5%
	2022	31,188	647	36.10 to 48.35	(18.2%) to (18.2%)	1.5%
	2021	39,031	662	44.13 to 59.11	28.6% to 28.6%	1.3%
	2020	31,508	687	34.33 to 45.98	18.2% to 18.2%	1.8%
Fidelity® VIP International Index Portfolio—Initial Class	2024	$13,055	1,122	$11.37 to $11.70	4.4% to 5.1%	3.0%
	2023	11,253	1,015	10.89 to 11.13	15.3% to 16.2%	3.1%
	2022	6,900	723	9.44 to 9.58	(16.6%) to (16.0%)	2.4%
	2021	5,837	513	11.32 to 11.41	7.0% to 7.7%	2.8%
	2020	4,139	391	10.58 to 10.59	5.8% to 5.9%	1.4%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	2024	$3,944	246	$10.23 to $21.48	1.1% to 1.8%	3.7%
	2023	3,109	170	10.12 to 21.10	5.5% to 6.2%	2.9%
	2022	2,198	117	9.60 to 19.87	(13.0%) to (3.6%)	2.3%
	2021	2,499	112	15.27 to 22.83	(0.6%) to (0.6%)	2.0%
	2020	2,554	114	15.36 to 22.96	9.4% to 9.4%	2.5%
Fidelity® VIP Mid Cap Portfolio—Initial Class	2024	$27,449	753	$29.11 to $97.33	16.7% to 17.5%	0.5%
	2023	23,583	763	24.95 to 82.84	14.3% to 15.1%	0.6%
	2022	19,313	706	21.83 to 71.98	(15.3%) to (14.7%)	0.5%
	2021	21,437	657	25.79 to 84.43	24.7% to 25.6%	0.6%
	2020	17,725	683	20.68 to 67.22	17.4% to 18.2%	0.7%
Fidelity® VIP Overseas Portfolio—Initial Class	2024	$8,847	235	$21.31 to $37.67	5.1% to 5.1%	1.7%
	2023	8,181	228	20.28 to 35.86	20.5% to 20.5%	1.1%
	2022	7,082	238	16.83 to 29.76	(24.5%) to (24.5%)	1.1%
	2021	9,173	233	22.29 to 39.41	19.7% to 19.7%	0.5%
	2020	7,688	234	18.62 to 32.92	15.6% to 15.6%	0.5%
Franklin Templeton Aggressive Model Portfolio—Class I	2024	$114,626	6,301	$17.61 to $18.20	17.5% to 18.3%	1.7%
	2023	68,555	4,458	14.99 to 15.38	17.6% to 18.4%	1.5%
	2022	30,967	2,385	12.75 to 12.99	(17.2%) to (16.6%)	3.6%
	2021	13,772	885	15.40 to 15.58	18.9% to 19.8%	2.7%
	2020	2,089	161	12.95 to 13.01	29.5% to 30.1%	1.8%
Franklin Templeton Conservative Model Portfolio—Class I	2024	$2,542	219	$11.28 to $11.66	5.6% to 6.4%	3.8%
	2023	2,442	224	10.68 to 10.96	7.8% to 8.6%	3.4%
	2022	1,989	197	9.91 to 10.09	(13.6%) to (13.0%)	3.3%
	2021	1,352	117	11.46 to 11.59	4.2% to 5.0%	2.6%
	2020	998	90	10.99 to 11.04	9.9% to 10.4%	2.7%
Franklin Templeton Moderate Model Portfolio—Class I	2024	$18,334	1,267	$14.05 to $14.52	11.5% to 12.3%	3.1%
	2023	13,339	1,035	12.60 to 12.93	12.6% to 13.4%	2.4%
	2022	7,914	696	11.19 to 11.40	(15.4%) to (14.8%)	3.2%
	2021	5,660	424	13.22 to 13.38	11.8% to 12.5%	2.6%
	2020	2,129	179	11.83 to 11.89	18.3% to 18.9%	2.0%
Franklin Templeton Moderately Aggressive Model Portfolio—Class I	2024	$83,212	5,225	$15.43 to $15.94	13.7% to 14.5%	2.7%
	2023	53,916	3,876	13.57 to 13.92	15.1% to 15.9%	1.9%
	2022	27,124	2,260	11.79 to 12.01	(16.5%) to (15.9%)	3.4%
	2021	13,282	931	14.11 to 14.28	14.0% to 14.8%	2.8%
	2020	3,056	246	12.38 to 12.44	23.8% to 24.4%	1.9%
Franklin Templeton Moderately Conservative Model Portfolio—Class I	2024	$4,894	369	$12.87 to $13.30	8.9% to 9.7%	3.3%
	2023	4,776	395	11.82 to 12.12	9.8% to 10.6%	3.3%
	2022	2,809	257	10.76 to 10.96	(13.7%) to (13.1%)	2.9%
	2021	2,822	224	12.47 to 12.61	8.5% to 9.2%	2.8%
	2020	992	86	11.50 to 11.55	15.0% to 15.5%	2.0%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Invesco V.I. EQV International Equity Fund—Series I Shares	2024	$21,449	1,144	$16.40 to $19.44	(0.1%) to 0.6%	1.8%
	2023	22,167	1,195	16.42 to 19.32	17.3% to 18.1%	0.2%
	2022	19,177	1,220	13.99 to 16.35	(18.9%) to (18.3%)	1.8%
	2021	23,061	1,199	17.25 to 20.01	5.2% to 5.9%	1.3%
	2020	22,636	1,245	16.40 to 18.90	13.2% to 14.0%	2.4%
Invesco V.I. Global Real Estate Fund—Series I Shares	2024	$15	1	$16.15 to $16.15	(1.8%) to (1.8%)	2.6%
	2023	15	1	16.45 to 16.45	9.0% to 9.0%	1.5%
	2022	16	1	15.08 to 15.08	(24.9%) to (24.9%)	3.0%
	2021	20	1	20.10 to 20.10	25.7% to 25.7%	1.6%
	2020	32	2	15.99 to 15.99	(12.3%) to (12.3%)	5.2%
Invesco V.I. Main Street Small Cap Fund®—Series I Shares	2024	$3,318	157	$20.59 to $21.27	11.9% to 12.7%	0.0%
	2023	2,377	126	18.40 to 18.88	17.3% to 18.1%	1.2%
	2022	1,594	100	15.69 to 15.98	(16.4%) to (15.8%)	0.7%
	2021	1,071	56	18.77 to 18.99	21.7% to 22.6%	0.4%
	2020	264	17	15.42 to 15.49	54.2% to 54.9%	0.4%
Janus Henderson Enterprise Portfolio—Institutional Shares	2024	$29,693	1,235	$21.01 to $111.27	14.8% to 15.6%	0.7%
	2023	21,815	1,028	18.30 to 96.25	17.3% to 18.1%	0.2%
	2022	15,678	850	15.61 to 81.52	(16.5%) to (15.9%)	0.2%
	2021	21,408	990	18.70 to 96.98	16.0% to 16.8%	0.3%
	2020	13,691	708	16.12 to 83.01	18.6% to 19.5%	0.1%
Janus Henderson Forty Portfolio—Institutional Shares	2024	$219	3	$67.81 to $67.81	28.5% to 28.5%	0.1%
	2023	155	3	52.78 to 52.78	40.0% to 40.0%	0.2%
	2022	127	3	37.71 to 37.71	(33.6%) to (33.6%)	0.3%
	2021	28	—	56.75 to 56.75	22.9% to 22.9%	0.0%
	2020	23	1	46.18 to 46.18	39.4% to 39.4%	0.3%
Janus Henderson Global Research Portfolio—Institutional Shares	2024	$141,898	2,963	$37.17 to $65.39	22.7% to 23.6%	0.8%
	2023	121,210	3,116	30.23 to 53.29	25.9% to 26.8%	0.9%
	2022	101,510	3,295	23.96 to 42.33	(20.0%) to (19.4%)	1.1%
	2021	130,664	3,404	29.89 to 52.89	17.3% to 18.1%	0.5%
	2020	114,820	3,509	25.43 to 45.10	19.2% to 20.1%	0.7%
LVIP American Century Inflation Protection Fund—Service Class	2024	$350	20	$13.67 to $18.03	1.5% to 1.5%	3.8%
	2023	335	19	13.47 to 17.76	3.4% to 3.4%	3.3%
	2022	320	19	13.02 to 17.17	(13.1%) to (13.1%)	5.1%
	2021	379	19	14.98 to 19.76	6.3% to 6.3%	3.2%
	2020	356	20	14.10 to 18.59	9.6% to 9.6%	1.4%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
LVIP American Century International Fund—Service Class	2024	$3,100	83	$37.20 to $37.20	2.5% to 2.5%	1.4%
	2023	3,083	85	36.31 to 36.31	12.4% to 12.4%	1.2%
	2022	2,799	87	32.30 to 32.30	(24.9%) to (24.9%)	1.3%
	2021	3,518	82	42.98 to 42.98	8.6% to 8.6%	0.0%
	2020	3,395	86	39.58 to 39.58	25.7% to 25.7%	0.4%
LVIP American Century Value Fund—Service Class	2024	$4,798	77	$62.55 to $62.55	9.3% to 9.3%	2.8%
	2023	4,400	77	57.23 to 57.23	9.0% to 9.0%	2.2%
	2022	4,187	80	52.50 to 52.50	0.3% to 0.3%	2.0%
	2021	4,353	83	52.34 to 52.34	24.3% to 24.3%	1.6%
	2020	3,731	89	42.11 to 42.11	0.8% to 0.8%	2.2%
LVIP Baron Growth Opportunities Fund—Service Class	2024	$5	—	$41.88 to $41.88	5.4% to 5.4%	0.2%
	2023	5	—	39.72 to 39.72	17.8% to 17.8%	0.0%
	2022	18	1	33.71 to 33.71	(25.8%) to (25.8%)	0.0%
	2021	27	1	45.45 to 45.45	18.7% to 18.7%	0.0%
	2020	39	1	38.29 to 38.29	34.1% to 34.1%	0.0%
LVIP Macquarie Diversified Income Fund—Standard Class	2024	$62	4	$14.13 to $14.13	2.0% to 2.0%	4.4%
	2023	57	4	13.85 to 13.85	6.2% to 6.2%	4.1%
	2022	51	4	13.04 to 13.04	(13.9%) to (13.9%)	3.5%
	2021	56	4	15.14 to 15.14	(1.3%) to (1.3%)	4.9%
	2020	72	5	15.34 to 15.34	11.0% to 11.0%	2.7%
LVIP Macquarie Value Fund—Standard Class	2024	$100	3	$36.59 to $36.59	7.2% to 7.2%	2.0%
	2023	90	3	34.14 to 34.14	3.5% to 3.5%	1.6%
	2022	91	3	32.99 to 32.99	(3.3%) to (3.3%)	1.9%
	2021	93	3	34.10 to 34.10	22.4% to 22.4%	5.3%
	2020	99	4	27.86 to 27.86	0.4% to 0.4%	2.1%
LVIP SSgA Mid-Cap Index Fund—Standard Class	2024	$3,759	210	$17.23 to $18.05	12.8% to 13.5%	1.4%
	2023	2,319	147	15.28 to 15.90	15.2% to 16.0%	1.5%
	2022	1,736	128	13.26 to 13.70	(14.0%) to (13.4%)	1.5%
	2021	1,927	123	15.42 to 15.82	23.5% to 24.4%	1.2%
	2020	1,132	89	12.48 to 12.72	12.4% to 13.2%	1.2%
Macquarie VIP Emerging Markets Series—Standard Class	2024	$7,674	473	$14.06 to $16.48	4.4% to 5.1%	2.7%
	2023	7,785	504	13.38 to 15.69	13.0% to 13.8%	1.6%
	2022	6,838	503	11.76 to 13.79	(28.1%) to (27.6%)	4.2%
	2021	10,370	552	16.23 to 19.04	(3.5%) to (2.8%)	0.3%
	2020	7,772	402	16.71 to 19.59	24.2% to 25.1%	0.8%
Macquarie VIP International Core Equity Series— Standard Class	2024	$1	—	$9.96 to $9.96	(2.5%) to (2.5%)	1.4%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Macquarie VIP Small Cap Value Series—Standard Class	2024	$15,429	508	$28.20 to $31.41	10.5% to 11.3%	1.3%
	2023	14,265	523	25.51 to 28.21	8.7% to 9.4%	0.9%
	2022	12,267	493	23.48 to 25.78	(12.7%) to (12.1%)	0.8%
	2021	13,981	493	26.89 to 29.32	33.5% to 34.4%	0.8%
	2020	11,927	565	20.15 to 21.81	(2.6%) to (1.9%)	1.4%
MFS® International Intrinsic Value Portfolio—Initial Class	2024	$23,973	859	$26.01 to $29.99	6.5% to 7.2%	1.4%
	2023	20,387	783	24.43 to 27.97	16.8% to 17.7%	0.7%
	2022	16,680	753	20.91 to 23.77	(24.1%) to (23.6%)	0.8%
	2021	21,390	738	27.54 to 31.10	9.8% to 10.6%	0.3%
	2020	19,008	725	25.09 to 28.13	19.7% to 20.5%	1.0%
MFS® Investors Trust Series—Initial Class	2024	$18,128	578	$29.20 to $66.14	18.7% to 19.5%	0.7%
	2023	16,131	614	24.60 to 55.34	18.2% to 19.0%	0.7%
	2022	13,363	605	20.82 to 46.51	(17.1%) to (16.5%)	0.7%
	2021	15,932	602	25.11 to 55.69	25.9% to 26.8%	0.6%
	2020	12,996	623	19.94 to 43.92	13.1% to 13.9%	0.6%
MFS® Mid Cap Value Portfolio—Initial Class	2024	$15,740	750	$16.09 to $21.10	12.9% to 13.7%	1.2%
	2023	13,813	748	14.14 to 18.55	11.9% to 12.7%	1.7%
	2022	12,487	762	12.55 to 16.46	(9.4%) to (8.8%)	1.0%
	2021	11,700	650	13.76 to 18.04	30.1% to 31.0%	0.8%
	2020	7,042	512	10.50 to 13.78	5.0% to 37.8%	0.8%
MFS® New Discovery Series—Initial Class	2024	$12,531	321	$30.17 to $63.67	6.0% to 6.7%	0.0%
	2023	12,066	331	28.47 to 59.65	13.6% to 14.4%	0.0%
	2022	10,325	320	25.06 to 52.14	(30.2%) to (29.8%)	0.0%
	2021	15,485	341	35.93 to 74.23	1.1% to 1.8%	0.0%
	2020	15,662	351	35.54 to 72.92	44.9% to 45.9%	0.0%
MFS® Research International Portfolio—Initial Class	2024	$1,043	92	$11.15 to $11.36	2.4% to 3.1%	1.5%
	2023	1,085	98	10.89 to 11.02	12.2% to 13.0%	1.3%
	2022	500	51	9.71 to 9.75	(2.9%) to (2.5%)	3.1%
MFS® Research Series—Initial Class	2024	$7,506	168	$41.65 to $45.51	18.0% to 18.9%	0.6%
	2023	6,325	168	35.29 to 38.29	21.6% to 22.4%	0.5%
	2022	4,917	159	29.03 to 31.28	(17.8%) to (17.2%)	0.5%
	2021	5,903	158	35.31 to 37.78	23.9% to 24.8%	0.5%
	2020	4,872	163	28.49 to 41.13	15.8% to 16.6%	0.7%
MFS® Total Return Bond Series—Initial Class	2024	$3	—	$14.51 to $14.51	2.5% to 2.5%	4.3%
	2023	2	—	14.14 to 14.14	7.4% to 7.4%	4.1%
	2022	9	1	13.17 to 13.17	(13.9%) to (13.9%)	2.7%
	2021	12	1	15.31 to 15.31	(0.8%) to (0.8%)	3.7%
	2020	46	3	15.43 to 15.43	8.5% to 8.5%	4.0%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MFS® Value Series—Initial Class	2024	$7	—	$37.87 to $37.87	11.6% to 11.6%	1.6%
	2023	7	—	33.93 to 33.93	7.9% to 7.9%	1.6%
	2022	6	—	31.44 to 31.44	(5.9%) to (5.9%)	1.4%
	2021	6	—	33.41 to 33.41	25.5% to 25.5%	1.8%
	2020	16	1	26.63 to 26.63	3.5% to 3.5%	1.6%
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	2024	$403	13	$30.65 to $30.65	11.2% to 11.2%	10.1%
	2023	386	14	27.56 to 27.56	11.8% to 11.8%	8.5%
	2022	363	15	24.64 to 24.64	(18.7%) to (18.7%)	7.7%
	2021	433	14	30.32 to 30.32	(2.0%) to (2.0%)	5.2%
	2020	425	14	30.95 to 30.95	5.5% to 5.5%	4.5%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	2024	$—	—	$—	—	—
	2023	25,500	1,353	16.30 to 44.27	13.7% to 14.5%	2.2%
	2022	21,922	1,331	14.33 to 38.66	(27.6%) to (27.1%)	1.3%
	2021	26,788	1,181	19.79 to 53.00	38.8% to 39.8%	2.0%
	2020	20,065	1,238	14.25 to 37.91	(17.4%) to (16.9%)	2.9%
Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	2024	$27,856	719	$34.45 to $81.65	23.2% to 24.0%	0.0%
	2023	23,538	753	27.98 to 65.83	17.3% to 18.1%	0.0%
	2022	19,334	729	23.85 to 55.72	(29.2%) to (28.7%)	0.0%
	2021	25,583	686	33.70 to 78.19	12.2% to 13.0%	0.0%
	2020	21,542	650	30.03 to 69.20	39.0% to 40.0%	0.0%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	2024	$114	7	$17.44 to $17.44	(0.5%) to (0.5%)	3.5%
	2023	118	7	17.53 to 17.53	5.3% to 5.3%	2.3%
	2022	127	8	16.66 to 16.66	(11.0%) to (11.0%)	1.5%
	2021	136	7	18.72 to 18.72	(4.2%) to (4.2%)	5.3%
	2020	183	9	19.53 to 19.53	10.1% to 10.1%	2.4%
PIMCO VIT Income Portfolio—Institutional Class	2024	$5,079	420	$11.75 to $12.14	4.8% to 5.6%	6.0%
	2023	4,390	383	11.21 to 11.50	7.7% to 8.4%	5.4%
	2022	2,558	241	10.41 to 10.61	(8.3%) to (7.6%)	3.9%
	2021	893	78	11.35 to 11.49	1.4% to 2.1%	3.0%
	2020	708	63	11.21 to 11.24	12.1% to 12.4%	2.3%
PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)—Institutional Class	2024	$11,394	823	$12.99 to $14.00	4.9% to 5.6%	3.7%
	2023	10,414	794	12.39 to 13.26	8.4% to 9.2%	2.7%
	2022	9,206	765	11.43 to 12.14	(10.6%) to (10.0%)	1.6%
	2021	11,468	857	12.79 to 13.49	(2.5%) to (1.8%)	1.7%
	2020	10,315	756	13.12 to 13.74	5.0% to 5.7%	5.8%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
PIMCO VIT Low Duration Portfolio—Administrative Class	2024	$503	35	$14.57 to $14.57	4.5% to 4.5%	4.0%
	2023	558	40	13.95 to 13.95	5.0% to 5.0%	3.6%
	2022	554	42	13.29 to 13.29	(5.7%) to (5.7%)	1.7%
	2021	606	43	14.09 to 14.09	(0.9%) to (0.9%)	0.5%
	2020	623	44	14.23 to 14.23	3.0% to 3.0%	1.2%
PIMCO VIT Low Duration Portfolio—Institutional Class	2024	$3,854	344	$10.71 to $11.38	3.9% to 4.7%	4.1%
	2023	5,671	526	10.31 to 10.88	4.4% to 5.1%	3.7%
	2022	5,303	516	9.87 to 10.35	(6.3%) to (5.6%)	1.9%
	2021	5,534	507	10.53 to 10.96	(1.5%) to (0.8%)	0.7%
	2020	3,080	281	10.69 to 11.05	2.4% to 3.1%	1.2%
PIMCO VIT Short-Term Portfolio—Institutional Class	2024	$165	16	$10.33 to $10.38	3.3% to 3.8%	2.4%
PIMCO VIT Total Return Portfolio—Administrative Class	2024	$1,349	71	$13.58 to $19.60	2.5% to 2.5%	4.0%
	2023	1,425	76	13.24 to 19.12	5.9% to 5.9%	3.6%
	2022	1,481	85	12.50 to 18.05	(14.3%) to (14.3%)	2.6%
	2021	1,778	87	14.59 to 21.06	(1.3%) to (1.3%)	1.8%
	2020	1,868	91	14.78 to 21.33	8.6% to 8.6%	2.1%
PIMCO VIT Total Return Portfolio—Institutional Class	2024	$21,040	1,766	$11.24 to $12.11	2.0% to 2.7%	4.2%
	2023	19,261	1,659	11.02 to 11.80	5.4% to 6.1%	3.7%
	2022	17,857	1,632	10.46 to 11.12	(14.8%) to (14.2%)	2.8%
	2021	19,825	1,554	12.28 to 12.95	(1.8%) to (1.1%)	2.0%
	2020	18,046	1,396	12.50 to 13.10	8.1% to 8.8%	2.2%
Principal VC Real Estate Securities Account—Class 1	2024	$22,376	1,931	$11.54 to $11.60	15.4% to 16.0%	0.0%
Putnam VT International Value Fund—Class IA	2024	$45	4	$10.15 to $10.20	1.5% to 2.0%	0.0%
T. Rowe Price All-Cap Opportunities Portfolio	2024	$3	—	$70.79 to $70.79	25.2% to 25.2%	0.1%
	2023	3	—	56.56 to 56.56	29.0% to 29.0%	0.1%
	2022	10	—	43.86 to 43.86	(21.5%) to (21.5%)	0.0%
	2021	14	—	55.87 to 55.87	20.8% to 20.8%	0.0%
	2020	12	—	46.26 to 46.26	44.4% to 44.4%	0.0%
T. Rowe Price Blue Chip Growth Portfolio	2024	$200	3	$68.11 to $68.11	35.5% to 35.5%	0.0%
	2023	153	3	50.26 to 50.26	49.3% to 49.3%	0.0%
	2022	110	3	33.67 to 33.67	(38.5%) to (38.5%)	0.0%
	2021	148	3	54.75 to 54.75	17.6% to 17.6%	0.0%
	2020	136	3	46.55 to 46.55	34.3% to 34.3%	0.0%
T. Rowe Price International Stock Portfolio	2024	$36	2	$19.17 to $19.17	3.3% to 3.3%	1.0%
	2023	34	2	18.56 to 18.56	16.2% to 16.2%	0.9%
	2022	32	2	15.97 to 15.97	(15.8%) to (15.8%)	0.8%
	2021	34	2	18.97 to 18.97	1.3% to 1.3%	0.6%
	2020	36	2	18.72 to 18.72	14.4% to 14.4%	0.6%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
T. Rowe Price Limited-Term Bond Portfolio	2024	$238	15	$12.56 to $16.92	5.0% to 5.0%	4.2%
	2023	226	15	11.97 to 16.12	4.9% to 4.9%	3.3%
	2022	216	15	11.40 to 15.36	(4.5%) to (4.5%)	1.9%
	2021	235	15	11.94 to 16.09	0.1% to 0.1%	1.3%
	2020	235	16	11.93 to 16.07	4.7% to 4.7%	2.0%
The Merger Fund VL	2024	$36	2	$15.03 to $15.03	3.4% to 3.4%	1.7%
	2023	33	2	14.53 to 14.53	4.3% to 4.3%	1.8%
	2022	31	2	13.93 to 13.93	0.9% to 0.9%	1.6%
	2021	30	2	13.81 to 13.81	1.1% to 1.1%	0.0%
	2020	39	3	13.66 to 13.66	7.4% to 7.4%	0.0%
Voya Growth and Income Portfolio—Class I	2024	$79	7	$11.49 to $11.54	14.9% to 15.4%	1.3%
Western Asset Core Plus VIT Portfolio—Class I	2024	$68	7	$9.96 to $10.15	(1.1%) to (0.4%)	9.4%
	2023	41	4	10.08 to 10.19	6.1% to 6.8%	5.3%
	2022	10	1	9.50 to 9.54	(5.0%) to (4.6%)	1.8%

Not all investment divisions are available under all policies.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of net assets are .05% - 1.00%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

1 Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

2 These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

NOTE 7—Subsequent Events:

At April 8, 2025, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the books or accounts for this statement that would have a material effect on the financial condition of the Account.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Variable Universal Life Separate Account-I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

NYLI VP American Century Sustainable Equity—Initial Class (1)	BlackRock® High Yield V.I. Fund—Class I (1)	Invesco V.I. Main Street Small Cap Fund®—Series I Shares (1)

NYLI VP Balanced—Initial Class (1)	BNY Mellon IP Technology Growth Portfolio—Initial Shares (1)	Janus Henderson Enterprise Portfolio—Institutional Shares (1)

NYLI VP Bond—Initial Class (1)	BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares (1)	Janus Henderson Forty Portfolio—Institutional Shares (1)

NYLI VP Candriam Emerging Markets Equity—Initial Class (1)	BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares (1)	Janus Henderson Global Research Portfolio—Institutional Shares (1)

NYLI VP CBRE Global Infrastructure—Initial Class (1)	ClearBridge Variable Appreciation Portfolio—Class I (1)	LVIP American Century Inflation Protection Fund—Service Class (1)

NYLI VP Conservative Allocation—Initial Class (1)	Columbia Variable Portfolio—Commodity Strategy Fund—Class 1 (1)	LVIP American Century International Fund—Service Class (1)

NYLI VP Dimensional U.S. Equity—Initial Class (1)	Columbia Variable Portfolio—Emerging Markets Bond Fund— Class 1 (1)	LVIP American Century Value Fund—Service Class (1)

NYLI VP Epoch U.S. Equity Yield—Initial Class (1)	Columbia Variable Portfolio—Intermediate Bond Fund—Class 1 (1)	LVIP Baron Growth Opportunities Fund—Service Class (1)

NYLI VP Equity Allocation—Initial Class (1)	Columbia Variable Portfolio—Small Cap Value Fund—Class 2 (1)	LVIP Macquarie Diversified Income Fund—Standard Class (1)

NYLI VP Fidelity Institutional AM® Utilities—Initial Class (1)	Delaware VIP® International Series—Standard Class (1)	LVIP Macquarie Value Fund—Standard Class (1)

NYLI VP Floating Rate—Initial Class (1)	DFA VA Global Bond Portfolio (1)	LVIP SSgA Mid-Cap Index Fund—Standard Class (1)

NYLI VP Growth Allocation—Initial Class (1)	DFA VA International Small Portfolio (1)	Macquarie VIP Emerging Markets Series—Standard Class (1)

NYLI VP Hedge Multi-Strategy—Initial Class (1)	DFA VA International Value Portfolio (1)	Macquarie VIP International Core Equity Series—Standard Class (2)

NYLI VP Income Builder—Initial Class (1)	DFA VA Short-Term Fixed Portfolio (1)	Macquarie VIP Small Cap Value Series—Standard Class (1)

NYLI VP Janus Henderson Balanced—Initial Class (1)	DFA VA U.S. Large Value Portfolio (1)	MFS® International Intrinsic Value Portfolio—Initial Class (1)

NYLI VP MacKay Convertible—Initial Class (1)	DFA VA U.S. Targeted Value Portfolio (1)	MFS® Investors Trust Series—Initial Class (1)

Report of Independent Registered Public Accounting Firm (Continued)

NYLI VP MacKay High Yield Corporate Bond—Initial Class (1)	DWS Alternative Asset Allocation VIP—Class A (1)	MFS® Mid Cap Value Portfolio—Initial Class (1)

NYLI VP MacKay Strategic Bond—Initial Class (1)	DWS Small Cap Index VIP—Class A (1)	MFS® New Discovery Series—Initial Class (1)

NYLI VP MacKay U.S. Infrastructure Bond—Initial Class (1)	DWS Small Mid Cap Value VIP—Class A (1)	MFS® Research International Portfolio—Initial Class (1)

NYLI VP Moderate Allocation—Initial Class (1)	Fidelity® VIP Bond Index Portfolio—Initial Class (1)	MFS® Research Series—Initial Class (1)

NYLI VP Natural Resources—Initial Class (1)	Fidelity® VIP ContrafundSM Portfolio—Initial Class (1)	MFS® Total Return Bond Series—Initial Class (1)

NYLI VP PIMCO Real Return—Initial Class (1)	Fidelity® VIP Emerging Markets Portfolio—Initial Class (1)	MFS® Value Series—Initial Class (1)

NYLI VP PineStone International Equity—Initial Class (1)	Fidelity® VIP Equity-Income PortfolioSM—Initial Class (1)	Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I (1)

NYLI VP S&P 500 Index—Initial Class (1)	Fidelity® VIP Extended Market Index Portfolio—Initial Class (3)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class I (1)

NYLI VP Schroders Mid Cap Opportunities—Initial Class (1)	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I (1)

NYLI VP Small Cap Growth—Initial Class (1)	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class (1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class (1)

NYLI VP U.S. Government Money Market—Initial Class (1)	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class (1)	PIMCO VIT Income Portfolio—Institutional Class (1)

NYLI VP Wellington Growth—Initial Class (1)	Fidelity® VIP Growth Opportunities Portfolio—Initial Class (1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class (1)

NYLI VP Wellington Small Cap—Initial Class (1)	Fidelity® VIP Growth Portfolio—Initial Class (1)	PIMCO VIT Low Duration Portfolio—Administrative Class (1)

NYLI VP Winslow Large Cap Growth—Initial Class (1)	Fidelity® VIP Health Care Portfolio—Initial Class (1)	PIMCO VIT Low Duration Portfolio—Institutional Class (1)

AB VPS Discovery Value Portfolio—Class A (1)	Fidelity® VIP Index 500 Portfolio—Initial Class (1)	PIMCO VIT Short-Term Portfolio—Institutional Class (3)

AB VPS Relative Value Portfolio—Class A (1)	Fidelity® VIP International Index Portfolio—Initial Class (1)	PIMCO VIT Total Return Portfolio—Administrative Class (1)

Alger Capital Appreciation Portfolio—Class I-2 (1)	Fidelity® VIP Investment Grade Bond Portfolio—Initial Class (1)	PIMCO VIT Total Return Portfolio—Institutional Class (1)

American Funds IS Asset Allocation Fund—Class 2 (1)	Fidelity® VIP Mid Cap Portfolio—Initial Class (1)	Principal VC Real Estate Securities Account—Class 1 (3)

American Funds IS The Bond Fund of America®—Class 2 (1)	Fidelity® VIP Overseas Portfolio—Initial Class (1)	Putnam VT International Value Fund—Class IA (3)

American Funds IS Capital World Bond Fund®—Class 2 (3)	Franklin Templeton Aggressive Model Portfolio—Class I (1)	T. Rowe Price All-Cap Opportunities Portfolio (1)

American Funds IS Global Small Capitalization Fund—Class 2 (1)	Franklin Templeton Conservative Model Portfolio—Class I (1)	T. Rowe Price Blue Chip Growth Portfolio (1)

Report of Independent Registered Public Accounting Firm (Continued)

American Funds IS Growth Fund—Class 2 (1)	Franklin Templeton Moderate Model Portfolio—Class I (1)	T. Rowe Price International Stock Portfolio (1)

American Funds IS New World Fund®—Class 2 (1)	Franklin Templeton Moderately Aggressive Model Portfolio—Class I (1)	T. Rowe Price Limited-Term Bond Portfolio (1)

American Funds IS U.S. Government Securities Fund®—Class 2 (3)	Franklin Templeton Moderately Conservative Model Portfolio—Class I (1)	The Merger Fund VL (1)

American Funds IS Washington Mutual Investors FundSM—Class 2 (1)	Invesco V.I. EQV International Equity Fund—Series I Shares (1)	Voya Growth and Income Portfolio—Class I (3)

BlackRock® Global Allocation V.I. Fund—Class I (1)	Invesco V.I. Global Real Estate Fund—Series I Shares (1)	Western Asset Core Plus VIT Portfolio—Class I (1)

(1) Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023
(2) Statement of operations and statement of changes in net assets for the period April 26, 2024 (commencement of operations) through December 31, 2024
(3) Statement of operations and statement of changes in net assets for the period May 1, 2024 (commencement of operations) through December 31, 2024

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the custodian and the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 8, 2025

Report of Independent Registered Public Accounting Firm (Continued)

We have served as the auditor of one or more of the investment divisions of NYLIAC Variable Universal Life Separate Account-I since at least 1994. We have not been able to determine the specific year we began serving as auditor.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of

New York Life Insurance Company)

STATUTORY FINANCIAL STATEMENTS

AND SUPPLEMENTAL SCHEDULES

December 31, 2024, 2023 and 2022

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation

Opinions

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2024 and 2023, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017

T: (646) 471 3000, www.pwc.com/us

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of selected financial data, summary investment schedule, investment risks interrogatories, and supplemental schedule of reinsurance contracts (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2024 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

New York, New York
February 28, 2025

2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2024	2023

	(in millions)
Assets
Bonds	$102,133	$102,056
Common and preferred stocks	775	659
Mortgage loans	17,450	15,484
Policy loans	1,024	928
Other invested assets	3,930	3,583
Cash, cash equivalents and short-term investments	3,363	1,696
Derivatives	1,519	1,196

Total cash and invested assets	130,194	125,602
Investment income due and accrued	1,031	1,005
Admitted disallowed interest maintenance reserve	528	328
Interest in annuity contracts	11,428	10,774
Other assets	1,277	1,201
Separate accounts assets	60,358	55,405

Total assets	$204,816	$194,315

Liabilities, capital and surplus
Liabilities:
Policy reserves	$117,165	$112,990
Deposit funds	1,968	1,583
Policy claims	1,112	1,041
Separate accounts transfers due and accrued	(1,288)	(1,114)
Obligations under structured settlement agreements	11,428	10,774
Amounts payable under security lending agreements	1,004	678
Other liabilities	2,585	2,106
Asset valuation reserve	2,086	1,939
Separate accounts liabilities	60,339	55,388

Total liabilities	196,399	185,385

Capital and Surplus:
Capital stock - par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	4,458	4,458
Special surplus for admitted disallowed interest maintenance reserve	528	328
Unassigned surplus	3,406	4,119

Total capital and surplus	8,417	8,930

Total liabilities, capital and surplus	$204,816	$194,315

See accompanying notes to financial statements.

3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2024	2023	2022
	(in millions)
Income
Premiums	$22,044	$20,726	$24,742
Net investment income	5,520	5,276	4,304
Other income	1,204	1,129	1,093

Total income	28,768	27,131	30,139

Benefits and expenses
Benefit payments:
Death benefits	2,263	2,275	2,345
Annuity benefits	4,006	3,664	3,431
Surrender benefits	17,393	16,019	12,965
Other benefit payments	125	103	93

Total benefit payments	23,787	22,061	18,834
Additions to policy reserves	4,223	3,334	9,721
Net transfers (from)/to separate accounts	(1,614)	(648)	444
Operating expenses	1,816	1,710	1,645

Total benefits and expenses	28,212	26,457	30,644

Gain/(loss) from operations before federal and foreign income taxes	556	673	(505)
Federal and foreign income taxes	210	268	114

Net gain/(loss) from operations	346	405	(619)
Net realized capital (losses)/gains, after taxes and transfers to interest maintenance reserve	(71)	188	(37)

Net income/(loss)	$275	$593	$(656)

See accompanying notes to financial statements.

4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2024	2023	2022
	(in millions)
Capital and surplus, beginning of year	$8,930	$8,537	$9,734
Net increase/(decrease) due to:
Net income/(loss)	275	593	(656)
Change in net unrealized capital (losses)/gains on investments	157	(268)	(153)
Change in nonadmitted assets	(264)	(89)	(300)
Change in reserve valuation basis	183	31	—
Change in asset valuation reserve	(147)	(49)	(16)
Change in net deferred income tax	167	189	311
Dividends to parent	(890)	—	(400)
Prior period corrections	—	—	—
Other adjustments, net	6	(14)	17

Net (decrease)/increase	(513)	393	(1,197)

Capital and surplus, end of year	$8,417	$8,930	$8,537

See accompanying notes to financial statements.

5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2024	2023	2022
	(in millions)
Cash flows from operating activities:
Premiums received	$18,059	$16,730	$20,995
Net investment income received	5,102	4,878	3,888
Other	1,204	1,130	1,095

Total received	24,365	22,738	25,978

Benefits and other payments	19,657	18,054	15,140
Net transfers (from)/to separate accounts	(1,574)	(635)	334
Operating expenses	1,769	1,548	1,580
Federal income taxes	234	235	101

Total paid	20,086	19,202	17,155

Net cash from/(used in) operating activities	4,279	3,536	8,823

Cash flows from investing activities:
Proceeds from investments sold	8,233	4,331	6,998
Proceeds from investments matured or repaid	15,028	9,850	8,889
Cost of investments acquired	(25,514)	(21,917)	(20,237)
Net change in policy loans	(97)	(66)	(9)

Net cash (used in)/from investing activities	(2,350)	(7,802)	(4,359)

Cash flows from financing and miscellaneous activities:
Dividends to New York Life	(890)	—	(400)
Other miscellaneous uses	627	(438)	574

Net cash (used in)/from financing and miscellaneous activities	(263)	(438)	174

Net increase/(decrease) in cash, cash equivalents and short-term investments	1,666	(4,704)	4,638
Cash, cash equivalents and short-term investments, beginning of year	1,697	6,401	1,763

Cash, cash equivalents and short-term investments, end of year	$3,363	$1,697	$6,401

See accompanying notes to financial statements.

6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2024	2023	2022
	(in millions)
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Transfer of bond investment to bond investment	$914	$556	$6,760
Transfer of other invested assets investment to insurance affiliate in exchange for bonds	$—	$—	$250
Transfer of assets between bond investment and other invested assets	$25	$23	$146
Capitalized interest on bonds and mortgage loans	$79	$76	$95
Depreciation/amortization on fixed assets	$91	$92	$73
Low-income housing tax credit future commitments	$43	$10	$68
Transfer of mortgage loans to other invested assets	$31	$3	$44
Transfers between equity investment and equity investment	$6	$40	$34
Bonds to be announced commitments - purchased/sold	$—	$—	$19
Other invested assets stock distribution	$—	$—	$6

See accompanying notes to financial statements.

7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

December  31, 2024, 2023 and 2022

NOTE 1—NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2—BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“the Department” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Changes in Accounting Policy

On September 30, 2024, the Company changed its accounting policy on the reporting of premiums and benefits on internal replacement transactions. Internal replacements refer to transactions whereby a policyholder transfers the cash surrender value from their current policy into a similar policy. Premiums and benefits from these types of exchanges are now reported gross in the statement of operations. Our previous policy, which was discussed with the Department and to which they had no objection, was to net the benefit expense against the premium income in the statement of operations. Premium income and benefit expense include 4,011 million, 3,982 million and 3,709 million from internal replacements for 2024, 2023, and 2022, respectively. The Company’s annual statement does not reflect this change in the 2023 and 2022 reported premium and benefit amounts. Therefore, premium and benefit for 2023 and 2022 are understated in the Company’s annual statement by $3,982 million and $3,709 million, respectively. This change in accounting policy has no net impact on the Company’s profit or loss, nor does it affect surplus, as the gross reporting of premiums and benefits is offset by corresponding amounts in both income and expense.

Change in Reserve Valuation Basis

For the year ended December 31, 2024, the Department granted approval for the Company to change the reserve valuation basis for variable deferred annuities to VM-21. Prior to this change, reserves for these policies were computed in accordance with the minimum statutory reserve standard required under the New York State Department of Financial Services (“NYSDFS”) Regulation 213, which results in reserves that are higher than those computed pursuant to VM-21, which is the Delaware minimum reserve standard. For the index-linked account corresponding to a variable annuity product, the Company still applies Actuarial Guideline XXXV. As of December 31, 2024, the impact of this change in reserve valuation basis resulted in a reduction of policy reserves of $47 million and an increase in expense allowances recognized in reserves (included in Separate Accounts transfers due and accrued) of $136 million, thereby increasing statutory surplus by $183 million. In 2023, there were no changes in reserve valuation basis.

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

Statutory vs. U.S. GAAP Basis of Accounting

Financial statements prepared under NAIC SAP as determined under Delaware State Insurance Law vary from those prepared under U.S. GAAP. The effects of those differences are material to the Company’s financial statements. The primary differences that would most likely be material are as follows:

Investments

•

investments in bonds are generally carried at amortized cost or values as prescribed by the Department, whereas under U.S. GAAP, investments in bonds that are classified as available for sale or trading are carried at fair value, with changes in fair value of bonds classified as available for sale reflected in equity, and changes in fair value of bonds classified as trading reflected in earnings;

•

investments in noncontrolled partnerships and limited liability companies are accounted for under the equity method for both NAIC SAP and U.S. GAAP. Under the statutory equity method, undistributed income and capital gains and losses for these investments are reported in surplus as unrealized gains or losses, whereas under U.S. GAAP, in many cases, for investment companies, unrealized gains and losses are included in net investment income;

•

credit loss-related bond impairments that are deemed to be other than temporary are recorded as a direct write-down to the security without the ability to reverse those losses in the future if expected cash flows increase. Under U.S. GAAP, estimated credit losses on bonds classified as available for sale are recorded through an allowance for credit losses subject to future reversals if expected cash flows increase;

specific valuation allowances are established for the excess carrying value of a mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Under U.S. GAAP, a valuation allowance is established for expected credit losses. The valuation allowance under U.S. GAAP is based on historical experience, current economic conditions and reasonable and supportable forecasts;

•

realized gains and losses resulting from changes in interest rates are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold, whereas under U.S. GAAP, the gains and losses are recognized in income at the time of sale;

•	certain derivative instruments are carried at amortized cost, whereas under U.S. GAAP, all derivative instruments are carried at fair value;

Insurance Contracts

•

contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts, whereas under U.S. GAAP, only contracts that have significant mortality or morbidity risk are classified as insurance contracts otherwise they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments;

•

payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances;

•

the costs related to acquiring insurance contracts (principally commissions), policy issue expenses and sales inducements are charged to income in the period incurred, whereas under U.S. GAAP, these costs are deferred when related directly to successful sales and amortized over the periods benefited;

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

•	life insurance and annuity reserves are based on different statutory methods and assumptions than they are under U.S. GAAP;

•

reinsurance agreements are accounted for as reinsurance on an NAIC SAP and U.S. GAAP basis if certain risk transfer provisions have been met. NAIC SAP requires the reinsurer to assume insurance risk, regardless of the significance of the loss potential, whereas U.S. GAAP requires that there is a reasonable possibility that the reinsurer may realize significant loss from assuming insurance risk; assets and liabilities from reinsurance transactions are reported net of reinsurance, whereas under U.S. GAAP, assets and liabilities from reinsurance transactions are reported gross of reinsurance;

Taxes

•

deferred income taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus, whereas under U.S. GAAP, deferred income taxes include federal and state income taxes and changes in deferred taxes are reflected in either earnings or other comprehensive income;

•

a tax loss contingency is required to be established if it is more likely than not that a tax position will not be sustained upon examination by taxing authorities. If a loss contingency is greater than 50% of the tax benefit associated with a tax position, the loss contingency is increased to 100%, whereas under U.S. GAAP the amount of the benefit for any uncertain tax position is the largest amount that is greater than 50% likely of being realized upon settlement;

Surplus

•

an asset valuation reserve (“AVR”) based on a formula prescribed by the NAIC is established as a liability to offset potential non-interest related investment losses. Changes in the AVR are recorded directly to surplus, whereas under U.S. GAAP, no AVR is recognized;

•

certain assets, such as deferred taxes as noted above, intangible assets, furniture and equipment, and unsecured receivables are considered nonadmitted and excluded from assets, whereas they are included in assets under U.S. GAAP subject to a valuation allowance, as appropriate.

10

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.

Bonds

Bonds are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Residual interests in securitizations are reported as other invested assets at the lower of cost or fair value. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for bonds.

Under NAIC SAP, Securities Valuation Office (“SVO”)-identified investments, which include certain SVO approved exchange traded funds (“ETFs”) and mutual funds, are eligible for classification as bonds as identified in the SVO’s Purposes and Procedures Manual. SVO-identified bond ETFs are stated at fair value.

The interest method for loan-backed and structured securities, which are included in bonds, uses current assumptions of projected cash flows. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities backed by the U.S. government (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For all other securities, including all loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Redeemable preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Redeemable preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Perpetual preferred stock and mandatory convertible preferred stock are valued at fair value, not to exceed any currently effective call price. Refer to Note 9 —Fair Value Measurements for discussion on the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of investment funds registered with the U.S. Securities and Exchange Commission (“SEC”), as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion on the valuation approach and methods for common stocks.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investment’s amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the IMR if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (a) has the intent to sell the security or (b) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment (“OTTI”), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

12

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. In the absence of an admissible audit, the entire investment is nonadmitted. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.

The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than-temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee.

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Effective October 1, 2024, residual tranches of securitizations are reported using a cost recovery method, which is a practical expedient allowed under statutory accounting rules. Under the cost recovery method, distributions received are treated as a reduction of the residual’s book value. Investment income is not recognized until the book value of the residual has been reduced to zero. An OTTI is recorded when fair value of the residual is below its book value. Prior to October 1, 2024, most residuals were reported at the lower of cost or market and income was accrued using an effective yield method.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Real Estate

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over the shorter of their estimated useful life, or the remaining estimated life of the real estate. Rental revenue from leased real estate is recognized on a straight-line basis over the lease term.

Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, and within other income for hedges of liabilities. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. For foreign currency swaps used under a fair value hedge designation, the Company excludes the cross-currency basis spread in its calculation of effectiveness as allowed under statutory accounting guidance. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and within other income for hedges of liabilities. Upon termination or maturity, the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.

14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company also uses derivatives as part of replication transactions. Replication transactions refer to derivative transactions entered into in conjunction with other investments in order to reproduce the investment characteristics of otherwise permissible investments. The accounting for derivatives used in replication transactions depends upon how the underlying cash instrument is accounted for, as well as how the replicated asset would be accounted for if acquired directly; alternatively, the Company can elect to carry the derivative at fair value. The Company uses bonds as the referenced cash instrument in its current replication transactions, and therefore, the derivatives are carried at amortized cost. The Company accrues investment income for the replicated synthetic asset throughout the life of the replication transaction. Realized gains or losses at maturity of the replication transaction, which are subject to the IMR, are transferred to the IMR, net of tax.

The Company reports cash flows from the purchase or termination of derivative instruments as cash flows from investing activities unless there is a significant financing element. Income payments, which include all cash settlements and foreign exchange payments are classified as cash flows from operating activities. Changes in receivables and payables related to collateral are reported in investing activities.

Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

AVR and IMR

The AVR is used to stabilize surplus from fluctuations in the fair value of bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks, mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR. The Company admits negative IMR up to 10% of its capital and surplus as required to be shown on the balance sheet of the statutory financial statements most recently filed with its domiciliary state insurance regulator, adjusted to exclude any net positive goodwill, electronic database processing equipment and operating system software, net deferred tax assets and admitted net negative IMR.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

Premiums and Related Expenses

Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds. Internal replacements refer to transactions whereby a policyholder transfers the surrender value from their current policy into a similar policy. Premiums and benefits from internal replacements are reported gross in the accompanying Statutory Statement of Operations

Net Investment Income

Income from investments, including amortization of premium, accrual of discount and similar items, as well as income from prepayment penalties, is recorded within net investment income, unless otherwise stated herein.

Policy Reserves

Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for a discussion of reserves in excess of minimum NAIC requirements.

Deposit Funds

Deposit funds relate to contracts that do not subject the Company to mortality and/or morbidity risk. Amounts received as payment for these contracts, benefits paid and interest credited are reported as adjustments to the deposit fund liability. The Company’s deposit fund liability primarily relates to fixed period annuities and supplemental contracts without life contingencies. Refer to Note 12 - Insurance Liabilities for further details on this liability.

Federal Income Taxes

The Company is a member of an affiliated group which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company computes its share of consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in New York Life’s consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

16

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company generally recognizes deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) for expected future tax consequences of temporary differences between statutory and taxable income. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred taxes related to investments, which are included in unrealized gains and losses). Limitations on the admitted amount of DTA are calculated in accordance with Statement of Statutory Accounting Principles (“SSAP”) No. 101, “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit. Refer to Note 16 - Income Taxes for more detailed information about the Company’s income taxes.

Separate Accounts

The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.

Other Assets and Liabilities

Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of derivative liabilities, reinsurance payables, amounts payable for undelivered securities and payable to parent.

Nonadmitted Assets

Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the Department to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.

Fair Value of Financial Instruments and Insurance Liabilities

Fair value of various assets and liabilities is included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.

17

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.

Foreign Currency Transactions

For foreign currency items, income and expenses are translated at the average exchange rate for the period while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

NOTE 4—BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to various risks, including, but not limited to, insurance, financial, operational, and regulatory risks.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company’s insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk, and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity (“VA”) and certain variable universal life (“VUL”) products issued by the Company. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include general risk of loss of investment, market volatility, interest rate, liquidity, credit, valuation, regulatory change, currency, geographic and counterparty risks. In addition, the investment portfolio is exposed to climate risk, which may affect the value of the Company’s investments.

The Company is subject to various operational risks that could adversely impact its profitability, notably technology risks, which include cybersecurity. Technology risks may involve failures or inadequacies in the Company’s technology systems, including the risk of damage to or theft of Company information, whether in digital or physical formats, or breaches of the Company’s technology platforms. Operational risks also include business disruption risks, which may involve disruptions to mission-critical business functions as a result of system or infrastructure failures, malicious activity, pandemics, and natural and man-made disasters. Climate change may increase the frequency and severity of certain natural disasters that can lead to operational risks.

The Company continues to monitor the economic environment and other potential impacts that could result from current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics.

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

During 2024, the NAIC adopted changes to SSAP No. 21 “Other Admitted Assets,” which revise the accounting guidance for residual tranches of securitizations. The new guidance provides a practical expedient that allows for the use of a cost recovery method. Under the cost recovery method, distributions received from the investment are treated as a reduction of the residual’s book value. Investment income is not recognized until the book value of the residual has been reduced to zero. The Company early adopted the new guidance on a prospective basis on October 1, 2024. There was no impact to surplus upon adoption. The Company reclassified $1 million from unrealized gains to realized gains upon adoption.

During 2023, the NAIC adopted revisions to SSAP No. 48 “Joint Ventures, Partnerships and Limited Liability Companies”, SSAP No. 30 “Common Stock” and SSAP No. 32 “Preferred Stock” regarding residual investments. The amended guidance clarified that equity investments issued from entities that are in substance securitization vehicles are to be reported as residual investments. The adoption of this guidance had no impact to the Company’s surplus, but required the reclassification of $3 million at December 31, 2023 of investments in limited partnerships as residual investments.

In 2023, the NAIC adopted Interpretation (“INT”) 23-01, which prescribes limited-time, optional, statutory accounting guidance as an exception to the existing guidance detailed in SSAP No. 7 “Asset Valuation Reserve and Interest Maintenance Reserve” and the annual statement instructions that requires non-admittance of a negative IMR. Under the INT, reporting entities are allowed to admit negative IMR if certain criteria are met. The adoption of this guidance allowed the Company to admit $544 million (including $16 million from Separate Accounts) and $328 million of negative IMR at December 31, 2024 and December 31, 2023, respectively, which increased the Company’s total assets. There was no impact to net income from this change. New disclosures required under the INT have been included in Note 6 - Investments.

In 2023, the NAIC adopted revisions to SSAP No. 86 “Derivatives”, which adopt with modification U.S. GAAP guidance in determining hedge effectiveness. More specifically, SSAP No. 86 was modified to incorporate measurement guidance for excluded components when measuring hedge effectiveness of foreign currency swaps and foreign currency forwards. In addition, new guidance was added regarding the portfolio layer method and partial term hedges for fair value hedges. The Company adopted this guidance on January 1, 2023 with no impact to surplus at adoption. New disclosures related to this guidance were added to Note 7 - Derivative Instruments and Risk Management.

The NAIC adopted revisions to SSAP No. 43R “Loan-Backed and Structured Securities” to require residual tranches of securitizations to be reported as other invested assets at the lower of cost or market. Residual tranches have been defined under SSAP No. 43R as those investments in a securitization that have no contractual payments, whether principal or interest, or both and where payment to the holders of the instruments only occurs after contractual interest and principal payments have been made to the other tranches in the securitization based on any remaining funds. The Company adopted this guidance at December 31, 2022 and reclassified residual tranches with a book value of $94 million from Bonds to Other invested assets. The reclassification had no impact on income or surplus.

19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS (continued)

The NAIC adopted revisions to SSAP No. 25 “Affiliates and Other Related Parties” in 2022, with additional revisions issued in 2023, to clarify that for entities not controlled by voting interests, such as limited partnerships, trusts and other special purpose entities, control may be held by a general partner, servicer, or by other arrangements. The ability of the reporting entity or its affiliates to direct the management and policies of an entity through such arrangements shall constitute control as defined in SSAP No. 25. Updates were also adopted in SSAP No. 43R to clarify that investments from any arrangement that results in direct or indirect control of an investee, which include but are not limited to control through a servicer or other controlling arrangement, shall be reported as affiliated in accordance with SSAP No. 25. The Company invests in asset-backed securities issued by securitization vehicles that are managed by its asset management affiliates. These investments do not have any credit risk exposure to affiliates, but are now reported as affiliated investments in Note 6 - Investments based on the revisions adopted. Reporting these investments as affiliated only impacted disclosures and had no impact on the Company’s income or surplus.

In 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting under U.S. GAAP. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2024. The Company is performing an ongoing evaluation of the impact of reference rate reform on its contracts and hedging relationships. Since most of the Company’s contracts and hedging relationships are expected to meet the criteria for applying the accounting expedients listed in the Interpretation, reference rate reform has no material impact to the Company’s surplus or net income at December 31, 2024.

NOTE 6—INVESTMENTS

Bonds

The carrying value and estimated fair value of bonds by maturity at December 31, 2024 and 2023, were as follows (in millions):

	$		$		$		$
	2024				2023
	Carrying Value		Estimated Fair Value		Carrying Value		Estimated Fair Value
Due in one year or less		$10,551		$10,455		$7,562		$7,396
Due after one year through five years(1)		37,460		36,415		40,965		39,741
Due after five years through ten years		24,871		23,273		25,625		23,810
Due after ten years		29,251		24,372		27,905		24,094

Total		$102,133		$94,516		$102,056		$95,041

(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”) and two affiliated bonds issued by NYL Investment Management Holdings LLC (“NYL Investments”). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities (“ABS”) are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $150 million and $44 million at December 31, 2024 and 2023, respectively, and cash equivalents with a carrying value of $3,398 million and $1,875 million at December 31, 2024 and 2023, respectively, are due in one year or less. Carrying value approximates fair value for these investments.

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

At December 31, 2024 and 2023, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	$		$		$		$
	2024
	Carrying Value		Unrealized Gains		Unrealized Losses		Estimated Fair Value
U.S. governments		$5,127		$2		$1,412		$3,717
All other governments		260		1		19		243
U.S. special revenue and special assessment		9,345		23		1,129		8,238
Industrial and miscellaneous unaffiliated		83,183		456		5,550		78,089
Parent, subsidiaries, and affiliates(1)		3,298		22		6		3,314
Hybrid securities		358		5		9		353
SVO identified funds		562		—		—		562

Total		$102,133		$509		$8,126		$94,516

(1) The carrying value includes $267 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

	$		$		$		$
	2023
	Carrying Value		Unrealized Gains		Unrealized Losses		Estimated Fair Value
U.S. governments		$5,663		$12		$1,237		$4,438
All other governments		247		3		17		233
U.S. special revenue and special assessment		10,509		59		1,011		9,557
Industrial and miscellaneous unaffiliated		81,442		611		5,370		76,683
Parent, subsidiaries, and affiliates(1)		3,120		1		34		3,087
Hybrid securities		319		2		31		289
SVO identified funds		755		—		—		755

Total		$102,056		$687		$7,702		$95,041

(1) The carrying value includes $241 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

Common and Preferred Stocks

The following table presents the carrying value and change in unrealized gains (losses) of common and preferred stocks at December 31, 2024 and 2023 (in millions):

	$		$		$		$
	2024				2023
	Carrying Value		Change in Unrealized Gains (Losses)		Carrying Value		Change in Unrealized Gains (Losses)
Common stocks		$732		$(9)		$615		$(172)
Preferred stocks		43		—		44		(3)

Total		$775		$(9)		$659		$(175)

21

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Mortgage Loans

The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2024 were 11.5% and 5.0% and funded during 2023 were 12.7% and 5.5%, respectively. For 2024 and 2023, the maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 92.4% (average percentage was 58.1% and 58.0% at December 31, 2024 and 2023, respectively). For 2024 and 2023, the maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80.0% (average percentage was 43.4% and 46.4% at December 31, 2024 and 2023, respectively). The Company has no significant credit risk exposure to any one individual borrower.

The majority of the Company’s commercial mortgage loans were held in a form of participations with the carrying value of $17,447 million and $15,185 million at December 31, 2024 and 2023, respectively. These loans were originated or acquired by New York Life. Refer to Note 11 - Related Party Transactions for more detail on these transactions.

At December 31, 2024 and 2023, the distribution of the mortgage loan portfolio by property type and geographic location was as follows ($ in millions):

	$		$		$		$
	2024				2023
	Carrying Value		% of Total		Carrying Value		% of Total
Property Type:
Industrial		$6,162		35.3%		$4,713		30.4%
Apartment buildings		4,968		28.5		4,225		27.3
Office buildings		2,881		16.5		3,304		21.3
Retail facilities		2,627		15.1		2,742		17.7
Hotels		356		2.0		301		1.9
Other		453		2.6		195		1.3
Residential		4		—		4		—

Total		$17,450		100.0%		$15,484		100.0%

	$		$		$		$
	2024				2023
	Carrying Value		% of Total		Carrying Value		% of Total
Geographic Location:
Central		$5,086		29.1%		$4,331		28.0%
Pacific		3,956		22.7		3,641		23.5
South Atlantic		4,185		24.0		3,530		22.8
Middle Atlantic		3,516		20.1		3,215		20.8
New England		607		3.5		673		4.3
Other		100		0.6		93		0.6

Total		$17,450		100.0%		$15,484		100.0%

At December 31, 2024 and 2023, mortgage loans of $82 million and $110 million, respectively, were past due 90 days and over.

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The Company maintains a watchlist of commercial mortgage loans that may potentially be impaired. Some of the general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income and expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Collateral securing loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans.

Fair value of the collateral for commercial mortgages (excluding credit loans) over $10 million is generally updated every three years, unless a more current appraisal is warranted. For portfolio loans, which are collateralized by multiple commercial properties, inspections are done every three years for approximately 50% of the property value in the portfolio. Commercial mortgages less than $10 million have an on-site inspection performed by an external inspection service generally every three years. If the loan is determined to be potentially troubled, the loan is more frequently monitored as to its status. Certain properties that serve as collateral for commercial mortgages have been placed on a different schedule to address additional risks that resulted from rising interest rates or distress in the market due to return to work issues. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2024 and 2023, LTVs on the Company’s mortgage loans were as follows (in millions):

	$		$		$		$		$		$		$		$
	2024
Loan to Value % (By Class)	Apartment Buildings		Office Buildings		Industrial		Retail Facilities		Hotels		Residential		Other		Total
Above 95%		$—		$161		$—		$—		$—		$—		$8		$170
91% to 95%		86		108		—		72		13		—		—		280
81% to 90%		76		346		—		13		—		—		—		434
71% to 80%		486		569		195		345		23		—		16		1,635
Below 70%		4,321		1,696		5,967		2,197		319		4		428		14,932

Total		$4,968		$2,881		$6,162		$2,627		$356		$4		$453		$17,450

	$		$		$		$		$		$		$		$
	2023
Loan to Value % (By Class)	Apartment Buildings		Office Buildings		Industrial		Retail Facilities		Hotels		Residential		Other		Total
Above 95%		$—		$254		$—		$—		$—		$—		$—		$254
91% to 95%		6		47		—		110		—		—		8		171
81% to 90%		70		462		—		203		36		—		—		771
71% to 80%		91		394		110		254		—		—		14		862
Below 70%		4,059		2,147		4,603		2,176		265		4		173		13,426

Total		$4,225		$3,304		$4,713		$2,742		$301		$4		$195		$15,484

23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

At December 31, 2024 and 2023, impaired mortgage loans were as follows (in millions):

	$		$		$		$		$		$
	2024
Type	Impaired Loans with Allowance for Credit Losses		Related Allowance		Impaired Loans Without Allowance for Credit Losses		Average Recorded Investment		Interest Income Recognized		Interest Income on a Cash Basis During the Period
Residential		$—		$—		$—		$—		$—		$—
Commercial		63		15		98		150		5		1

Total		$63		$15		$98		$150		$5		$1

	$		$		$		$		$		$
	2023
Type	Impaired Loans with Allowance for Credit Losses		Related Allowance		Impaired Loans Without Allowance for Credit Losses		Average Recorded Investment		Interest Income Recognized		Interest Income on a Cash Basis During the Period
Residential		$—		$—		$—		$—		$—		$—
Commercial		191		72		110		150		14		11

Total		$191		$72		$110		$150		$14		$11

Other Invested Assets

The carrying value of other invested assets at December 31, 2024 and 2023 consisted of the following (in millions):

	$		$
	2024		2023
Limited partnerships and limited liability companies(1)		1,723		1,424
Affiliated non-insurance subsidiaries		1,372		1,238
Other investments		239		324
Derivative collateral		102		137
Residuals		155		139
Tax credit investments		330		308
Loan to affiliates		9		13

Total other invested assets		$3,930		$3,583

(1) At December 31, 2024 and 2023, the Company had $7 million and $4 million, respectively, of investments in other invested assets that were nonadmitted, and therefore, excluded from the amounts above.

24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Net investment income (loss) and change in unrealized gains (losses) for other invested assets for the years ended December 31, 2024 and 2023 consisted of the following (in millions):

	$		$		$		$		$		$
	2024				2023				2022
	Net Investment Income (Loss)		Change in Unrealized Gains (Losses)(1)		Net Investment Income (Loss)		Change in Unrealized Gains (Losses)(1)		Net Investment Income (Loss)		Change in Unrealized Gains (Losses)(1)
Limited partnerships and limited liability companies		$53		$10		$47		$(58)		$41		$(12)
Affiliated non-insurance subsidiaries		98		134		345		(79)		176		29
Other Invested Assets		9		—		8		—		9		—
Real estate investment property		17		—		17		—		22		—
Residuals		11		4		17		(5)		2		(7)
Tax credit Investments		(38)		—		(36)		—		(40)		—
Loans to affiliates		1		—		1		—		1		—

Total other invested assets		$151		$148		$399		$(142)		$211		$10

(1) Includes unrealized foreign exchange gains (losses) of $8 million, $2 million and $(18) million in 2024, 2023 and 2022 respectively.

Affiliated non-insurance subsidiaries consist of the Company’s limited liability company investment in (MCF). The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position.

Limited partnerships and limited liability companies primarily consist of limited partnership interests in leveraged buy-out funds, real estate funds, and other private equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Capital and Surplus.

Effective October 1, 2024, residual tranches of securitizations are reported using a cost recovery method where distributions received are treated as a reduction of the residual’s book/adjusted carrying value. Investment income is not recognized until the book/adjusted carrying value of the residual has been reduced to zero. Prior to October 1, 2024, most residuals were reported at the lower of cost or market and income was accrued using an effective yield method. Interest earned on these investments is included in Net Investment Income in the accompanying Statutory Statement of Operations.

Other investments consist primarily of investments in surplus notes and other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations. Included are two collateral loans, one backed by the US government and the other backed by US government securities with a total carrying value of $12 million at December 31, 2024. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

The Company has equity investments in Low Income Housing Tax Credit (“LIHTC”) and wind energy LLCs and debt investments in New Market Tax Credit (“NMTC”) LLCs, which have the primary purpose of generating tax credits for the Company. Investments in LIHTC and NMTC tax credit structures are initially recorded at cost and carried at amortized cost unless considered impaired. The amortization of these investments is reported in Net investment income in the accompanying Statutory Statement of Operations. Wind energy investments are reported under the equity method of accounting and the equity pick up is reported in Net investment income in the accompanying Statutory Statement of Operations. The tax credits received on all tax credit investments are recorded in Income Tax Expense in the accompanying Statutory Statement of Operations.

25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 1 year to 13 years. During 2024, 2023 and 2022, the Company recorded amortization on these investments under the proportional amortized cost method of $22 million, $17 million, and $10 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $25 million, $20 million, and $12 million for 2024, 2023 and 2022, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 1 years to 15 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews.

Admitted Goodwill

The following table represents goodwill generated under the statutory purchase method of accounting ($ in millions):

		$		$		$		$		$		$		$		$
Purchased Entity	Financial Statement Line	Acquisition Date		Cost of Acquisition		Original Amount of Goodwill		Original Amount of Goodwill Admitted		Admitted Goodwill at 12/31/24		Amortization for the Year Ended 12/31/24		Book Value		Admitted Goodwill as a % of Book Adjusted Carrying Value, Gross of Admitted Goodwill
Stone Ridge Holdings Group LLC	Other invested assets		1/19/2024		$250		$153		$153		$138		$15		$254	54%

As required under NAIC SAP, goodwill is limited in the aggregate to 10% of the acquiring entity’s capital and surplus, adjusted to exclude any net positive goodwill, electronic database processing equipment and operating system software, and net deferred tax assets. The table below shows the calculation of the Company’s adjusted surplus for purposes of the goodwill admissibility calculation ($ in millions):

	$		$
	Calculation of Limitation as of
	September 30, 2024		December 31, 2024
Capital and surplus		$8,282
Less:
Admitted positive goodwill		142
Admitted EDP equipment and operating system software		—
Admitted net deferred taxes		699

Total adjustments		841

Adjusted capital and surplus		$7,441

Limitation on amount of goodwill (adjusted capital and surplus times 10%)				$744
Current period reported admitted goodwill				$138
Current period admitted goodwill as a % of prior period adjusted capital and surplus				2%

26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Assets on Deposit or Pledged as Collateral

At December 31, 2024 and 2023, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	$		$		$		$		$		$		$
	2024
	Gross (Admitted and Nonadmitted) Restricted										Percentage
Restricted Asset Category	Total General Account		Total From Prior Year		Increase (Decrease)		Total Nonadmitted Restricted		Total Admitted Restricted		Gross (Admitted and Non-admitted) Restricted to Total Assets		Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements		$1,000		$675		$325		$—		$1,000		0.5%		0.5%
Subject to reverse repurchase agreements		460		210		250		—		460		0.2		0.2
Subject to dollar repurchase agreements		—		—		—		—		—		0.0		0.0
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank (“FHLB”) capital stock		28		37		(9)		—		28		0.0		0.0
FHLB capital stock		25		25		—		—		25		0.0		0.0
On deposit with states		5		4		1		—		5		0.0		0.0
Pledged as collateral or other restricted assets not captured in other categories		6		10		(4)		—		6		0.0		0.0

Total restricted assets		$1,523		$961		$563		$—		$1,524		0.7%		0.7%

	$		$		$		$		$		$		$
	2023
	Gross (Admitted and Nonadmitted) Restricted										Percentage
Restricted Asset Category	Total General Account		Total From Prior Year		Increase (Decrease)		Total Nonadmitted Restricted		Total Admitted Restricted		Gross (Admitted and Non-admitted) Restricted to Total Assets		Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements		$675		$675		$—		$—		$675		0.3%		0.3%
Subject to reverse repurchase agreements		210		185		25		—		210		0.1		0.1
Subject to dollar repurchase agreements		—		—		—		—		—		0.0		0.0
Letter stock or securities restricted as to sale - excluding FHLB capital stock		37		38		(1)		—		37		0.0		0.0
FHLB capital stock		25		25		—		—		25		0.0		0.0
On deposit with states		4		4		—		—		4		0.0		0.0
Pledged as collateral not captured in other categories		10		3		7		—		10		0.0		0.0

Total restricted assets		$961		$930		$31		$—		$961		0.5%		0.5%

27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Loaned Securities and Repurchase Agreements

The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third-parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2024, the Company recorded cash collateral received under these agreements of $1,000 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2024 was $1,010 million with a fair value of $975 million. At December 31, 2023, the carrying value was $688 million, with a fair value of $658 million. The reinvested collateral is reported in bonds, and Cash, cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $1,040 million and $707 million at December 31, 2024 and 2023, respectively.

At December 31, 2024, the carrying value and fair value of securities held under agreements to purchase and resell was $460 million, which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of 2 days and a weighted average yield of 4.5%. At December 31, 2023, the carrying value and fair value of securities held under agreements to purchase and resell was $210 million which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of 2 days and a weighted average yield of 5.3%.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2024 and 2023, the Company was not a party to any dollar repurchase agreements in the general account. At December 31, 2024 and 2023, the Company was not a party to any dollar repurchase agreements in the separate accounts.

Collateral Received

At December 31, 2024 and 2023, assets received as collateral reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral, were as follows ($ in millions):

	$	$	$	$
	2024
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$1,000	$1,000	0.7%	0.7%
Derivatives	1,253	1,253	0.9	0.9

Total	$2,253	$2,253	1.5%	1.6%

	2023
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	838	838	0.6	0.6

Total	$1,513	$1,513	1.1%	1.1%

28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	$		$		$		$
	2024				2023
Recognized Liability to Return Collateral	Amount		% Total Liabilities		Amount		% Total Liabilities
Amounts payable under securities lending agreements		$1,000		0.7%		$675		0.5%
Other liabilities (derivatives)		1,241		0.9		823		0.6
Separate accounts liabilities (derivatives)		12		—		14		—
Borrowed money (repurchase agreements)		—		—		—		—

Total		$2,253		1.6%		$1,513		1.1%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

Composition of Collateral Received

The following tables present the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2024 and 2023 (in millions):

	$		$		$		$		$		$
	2024
	Remaining Contractual Maturity of the Agreements
	Open		30 days or less		31 to 60 days		61 to 90 days		Greater than 90 days		Total
US. Treasury		$—		$—		$—		$—		$—		$—
U.S. government corporation & agencies		2		—		—		—		—		2
Foreign governments		—		—		—		—		—		—
U.S. corporate		827		—		—		—		—		827
Foreign corporate		171		—		—		—		—		171

Total general account securities lending transactions		$1,000		$—		$—		$—		$—		$1,000

	$		$		$		$		$		$
	2023
	Remaining Contractual Maturity of the Agreements
	Open		30 days or less		31 to 60 days		61 to 90 days		Greater than 90 days		Total
US. Treasury		$84		$—		$—		$—		$—		$84
U.S. government corporation & agencies		1		—		—		—		—		1
Foreign governments		3		—		—		—		—		3
U.S. corporate		498		—		—		—		—		498
Foreign corporate		89		—		—		—		—		89

Total general account securities lending transactions		$675		$—		$—		$—		$—		$675

At December 31, 2024 and 2023, there were no separate account securities cash collateral received under securities lending agreements.

29

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Reinvestment of Collateral Received

The following tables present the term and aggregate fair value at December 31, 2024 and 2023 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	$		$		$		$
	2024				2023
Period to Maturity	Amortized Cost		Fair Value		Amortized Cost		Fair Value
Open		$—		$—		$—		$—
30 days or less		773		773		429		429
31 to 60 days		25		25		37		37
61 to 90 days		84		84		42		42
91 to 120 days		27		27		—		—
121 to 180 days		26		26		6		6
181 to 365 days		35		35		36		36
1 to 2 years		70		71		86		86
2 to 3 years		—		—		70		70
Greater than 3 years		—		—		—		—

Total collateral reinvested		$1,039		$1,040		$706		$707

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.

Reverse Repurchase Agreement Transactions

The following table provides contractual maturity, maximum balance during the year, and ending balance for tri-party reverse repurchase agreements at December 31, 2024 and 2023 (in millions):

	2024		2023
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$481	$—	$—	$—
2 Days to 1 Week	$—	$460	$221	$210
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2024 and 2023, the Company did not have any defaulted reverse repurchase agreements.

30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2024 and 2023 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2024	$476	$460
Third Quarter 2024	$481	$458
Second Quarter 2024	$477	$460
First Quarter 2024	$465	$465

Fourth Quarter 2023	$221	$210
Third Quarter 2023	$224	$210
Second Quarter 2023	$222	$221
First Quarter 2023	$221	$206

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreement transactions by remaining contractual maturity for four quarters of 2024 and 2023 (in millions):

	$		$		$		$
	Overnight and Continuous		30 days or Less		31 to 90 Days		> 90 Days
Maximum Amount
Fourth Quarter 2024		$—		$—		$—		$486
Third Quarter 2024		$—		$—		$—		$491
Second Quarter 2024		$—		$—		$—		$486
First Quarter 2024		$—		$—		$—		$475

Fourth Quarter 2023		$—		$—		$—		$226
Third Quarter 2023		$—		$—		$—		$228
Second Quarter 2023		$—		$—		$—		$226
First Quarter 2023		$—		$—		$—		$225

Ending Balance
Fourth Quarter 2024		$—		$—		$—		$469
Third Quarter 2024		$—		$—		$—		$467
Second Quarter 2024		$—		$—		$—		$469

First Quarter 2024		$—		$—		$—		$475
Fourth Quarter 2023		$—		$—		$—		$215
Third Quarter 2023		$—		$—		$—		$214
Second Quarter 2023		$—		$—		$—		$226
First Quarter 2023		$—		$—		$—		$210

At December 31, 2024, and 2023, the Company had no recognized receivable for return of collateral or a recognized liability to return collateral.

31

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as “5GI Securities” ($ in millions):

	$		$		$		$		$		$
General Account	2024						2023
Investments	Number of 5GI Securities		Carrying Value		Estimated Fair Value		Number of 5GI Securities		Carrying Value		Estimated Fair Value
Bonds - amortized cost		1		$—		$—		9		$14		$13
Loan-backed and structured securities -amortized cost		6		1		2		43		44		47
Preferred stock - amortized cost		—		—		—		—		—		—
Preferred stock - fair value		2		—		—		—		—		—

Total general account		9		$1		$2		—		$58		$60

Separate account:
Loan-backed and structured securities -amortized cost		—		$—		$—		2		$—		$1

Total separate account		—		$—		$—		2		$—		$1

32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Collateral Loans

The following table presents the aggregate collateral loans by qualifying investment collateral as of December 31, 2024 (in millions):

	$		$		$
Collateral Type	Aggregate Collateral Loan		Admitted		Nonadmitted
Bonds
a. Affiliated		$—		$—		$—
b. Unaffiliated		1		1		—
Other Qualifying Investments
a. Affiliated		—		—		—
b. Unaffiliated(1)		10		10		—

Total		$12		$12		$—

(1) Includes a US government guaranteed loan that is guaranteed by the Export-Import Bank (EXIM) of the United States.

Wash Sales

In the course of the Company’s investment management activities, securities may be sold and repurchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The Company did not have any wash sales where securities with an NAIC rating designation of 3 or below, or unrated, were sold during the years ended December 31, 2024, and reacquired within 30 days of the sale date. The details by NAIC designation of 3 or below, or unrated, securities sold during the years ended December 31, 2023, and reacquired within 30 days of the sale date are as follows ($ in millions):

	$		$		$		$		$
2023
Description	NAIC Designation		Number of Transactions		Book Value of Securities Sold		Cost of Securities Repurchased		Realized Gains (Losses)
Bonds		NAIC 3		1		$1		$1		$—
Bonds		NAIC 4		—		—		—		—
Bonds		NAIC 5		—		—		—		—
Bonds		NAIC 6		—		—		—		—
Preferred stock		NAIC 3		—		—		—		—
Preferred stock		NAIC 4		—		—		—		—
Preferred stock		NAIC 5		—		—		—		—
Preferred stock		NAIC 6		—		—		—		—
Common stock(1)				5		—		—		—

				6		$1		$1		$—

(1) Book value of securities sold and cost of securities repurchased are both less than a million.

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Admitted Negative IMR

IMR was admitted up to 10% of the Company’s adjusted Capital and Surplus. Capital and Surplus was adjusted to exclude net positive admitted goodwill, electronic data processing equipment and operating system software, admitted negative IMR, and net deferred tax assets. The computation of adjusted Capital and Surplus for purposes of negative IMR admissibility is included below ($ in millions):

	$	$	$		$
	2024
	Total	General Account	Insulated Separate Account		Non- Insulated Separate Account

(1) Net negative (disallowed) IMR	$544	$528		$16		$—
(2) Negative (disallowed) IMR admitted	544	528		16		—
(3) Calculated adjusted capital and surplus
Prior Period General Account Capital & Surplus	8,282
From Prior Period SAP Financials
Net Positive Goodwill (admitted)	142
EDP Equipment & Operating System Software (admitted)	—
Net DTAs (admitted)	699
Net Negative (disallowed) IMR (admitted)	590

Adjusted Capital & Surplus	$6,852

(4) Percentage of adjusted capital and surplus
Percentage of Total Net Negative (disallowed) IMR admitted in General Account or recognized in Separate Account to adjusted capital and surplus	7.9%
(5) Allocated gains/losses to IMR from derivatives

	Gains	Losses
Unamortized Fair Value Derivative Gains & Losses Realized to IMR - Prior Period	$329	$397
Fair Value Derivative Gains & Losses Realized to IMR - Added in Current Period	$65	$73
Fair Value Derivative Gains & Losses Amortized Over Current Period	$52	$50
Unamortized Fair Value Derivative Gains & Losses Realized to IMR - Current Period Total	$342	$421

The Company engages in prudent portfolio management that may require sales of its fixed income investments in order to rebalance the portfolio and match the duration of the Company’s insurance liabilities. Proceeds from the sale of fixed income investments made for these purposes are reinvested in similar assets. If sales are executed due to liquidity pressures related to the Company’s insurance contracts (i.e., excess withdrawal activity), any related realized gains and losses are not deferred into the IMR. The Company uses different derivative instruments to manage interest rate risk. Derivatives trading is made in accordance with the Company’s investment management policies and is in accordance with the Company’s derivatives use plan, which is filed with NYSDFS. The Company is allowed to include realized gains and losses arising from the sale of derivatives carried at fair value while held as the Company’s policy has historically been to defer in the IMR realized gains and losses from all of its interest rate hedges where the underlying is subject to the IMR regardless of whether the derivative is reported at fair value or amortized cost.

34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity and currency risk, and to replicate otherwise permissible investments. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate and equity futures, interest rate, total return, credit default and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require initial and daily variation margin collateral postings. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company manages its credit risk by entering into transactions with creditworthy counterparties, using master netting arrangements, and obtaining collateral where appropriate. The Company also deals with a large number of counterparties, thus limiting its exposure to any single counterparty. The Company monitors credit exposures to its OTC-bilateral counterparties by limiting transactions within specified dollar limits and adjusting transaction levels where appropriate, to minimize risk. All of the net credit exposure for the Company from derivatives transactions is with investment-grade counterparties. In addition, certain of the Company’s agreements require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the agreements or full collateralization of the positions thereunder. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Collateralization plays a central role in the Company’s mitigation of risk related to derivatives. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSAs”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. CSAs define the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The Variation Margin CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. Cash collateral received by the Company under Variation Margin CSAs is invested in short-term investments. The Company also enters into Initial Margin CSAs with many of its OTC-bilateral counterparties. These documents require additional margin to be posted to and collected from counterparties to OTC-bilateral derivatives to cover market movements over a ten day close-out period. This “initial margin” must be maintained at a third-party custodian, without any right of rehypothecation. Securities posted by the Company as collateral under derivative contracts continue to be reported as assets in the Company’s Statutory Statements of Financial Position. Securities received as collateral under derivative contracts are not reported in the Company’s Statutory Statements of Financial Position.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2024 and 2023, the Company held collateral for derivatives of $942 million and $574 million, respectively, including $105 million and $73 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $8 million and $10 million at December 31, 2024 and 2023, respectively.

35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Interest Rate Risk Management

The Company enters into interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company’s fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.

Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. These contracts include Interest Rate Caps and Swaptions. Interest Rate Caps allow the Company to receive payments from counterparties should an agreed upon interest rate level be reached. Interest Rate Swaptions give the Company an option, but not an obligation to take delivery of an interest rate swap at a predetermined fixed rate and tenor or to cash settle for value.

Currency Risk Management

The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

Equity Risk Management

The Company purchases equity options and equity futures to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The Company enters into total return swaps to hedge equity exposure in the general account portfolio.

Replication Transactions

Bond forwards are paired with other investment grade bonds in replication transactions to generate the return and price risk of long-dated fixed income securities.

Credit default swaps are paired with investment grade bonds in replication transactions to generate the return and price risk of long dated corporate bonds.

36

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2024 and 2023 (in millions):

	$		$		$		$		$		$
	2024
	Primary Risk Exposure		Notional Amount(1)		Fair Value(2)				Carrying Value(3)
Derivative Type					Asset		Liability		Asset		Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps		Currency		$242		$21		$1		$26		$1
Interest rate swaps		Interest		262		1		—		—		—

Subtotal cash flow hedges				503		22		1		26		1
Fair value hedges:
Foreign currency swaps		Currency		4,920		511		29		424		12
Replications:
Bond forwards		Interest		—		—		—		—		—
Credit default swaps		Interest		275		5		—		1		—

Subtotal replications				275		5		—		1		—

Total derivatives qualifying and designated				5,698		538		30		451		13

Derivatives not designated:
Foreign currency forwards		Currency		342		15		—		15		—
Foreign currency swaps		Currency		542		80		4		80		4
Futures		Interest		16		—		—		—		—
Equity options		Equity		23,479		336		—		336		—
Interest rate options		Interest		4,915		13		—		13		—
Interest rate swaps		Interest		10,883		624		228		624		228
Bond forwards		Interest		225		—		27		—		27

Total derivatives not designated				40,401		1,068		259		1,068		259

Total derivatives				$46,100		$1,606		$289		$1,519		$271

(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.

(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	$		$		$		$		$		$
	2023
	Primary Risk Exposure		Notional Amount(1)		Fair Value(2)				Carrying Value(3)
Derivative Type					Asset		Liability		Asset		Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps		Currency		$265		$15		$3		$16		$2
Interest rate swaps		Interest		12		1		—		—		—

Subtotal cash flow hedges				276		15		3		16		2
Fair value hedges:
Foreign currency swaps		Currency		1,025		36		36		32		26
Bond forwards		Interest		250		—		82		—		—
Interest rate swaps		Interest
Credit default swaps		Interest		275		5		—		2		—

Subtotal replications				525		5		82		2		—

Total derivatives qualifying and designated				1,826		56		122		49		28

Derivatives not designated:
Foreign currency forwards		Currency		238		2		3		2		3
Foreign currency swaps		Currency		3,828		410		28		410		28
Futures		Interest		459		1		—		1		—
Equity options		Equity		14,281		222		—		222		—
Interest rate swaps		Interest		8,633		492		162		492		162
Bond forwards		Interest		225		—		11		—		11
Total return swaps		Equity		—		—		—		—		—

Total derivatives not designated				32,237		1,147		205		1,147		205

Total derivatives				$34,063		$1,203		$327		$1,196		$233

(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.

(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

Derivatives Qualifying and Designated

Cash Flow Hedges

The Company’s cash flow hedges primarily include hedges of foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

38

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2024, 2023 and 2022 (in millions):

	$		$		$		$		$		$		$		$		$
	Surplus(1)						Net Realized Capital Gains (Losses)						Net Investment Income
Derivative Type	2024		2023		2022		2024		2023		2022		2024		2023		2022
Foreign currency swaps		$12		$(12)		$20		$1		$2		$1		$3		$3		$3
Interest rate swaps		—		—		—		—		—		—		(3)		—		—

Total		$12		$(12)		$20		$1		$2		$1		$—		$3		$3

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Fair Value Hedges

The Company’s fair value hedges primarily consist of hedges of foreign currency denominated assets whereby the Company enters into foreign currency swaps to hedge its foreign currency exposure. Derivative instruments used in fair value hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company excludes the cross-currency basis spread in its foreign currency swaps from the assessment of effectiveness as allowed under SSAP No. 86. The fair value of the cross-currency basis spread on the Company’s foreign currency swaps, which was excluded from the assessment of effectiveness at December 31, 2024 was $72 million.

	$		$		$		$		$		$		$		$		$
	Gain or (Loss) Recognized in Surplus(1)						Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)						Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2024		2023		2022		2024		2023		2022		2024		2023		2022
Foreign currency swaps		$102		$(37)		$—		$(10)		$1		$—		$63		$7		$—

Total		$102		$(37)		$—		$(10)		$1		$—		$63		$7		$—

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Derivatives Replications

The following table presents the effects of derivatives in replication relationships for the years ended December 31, 2024, 2023 and 2022 (in millions):

	$		$		$		$		$		$		$		$		$
	Gain or (Loss) Recognized in Surplus(1)						Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)						Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2024		2023		2022		2024		2023		2022		2024		2023		2022
Bond forwards		$—		$—		$—		$(117)		$(227)		$(29)		$1		$7		$12
Credit default swaps		—		—		—		—		—		—		2		—		1

Total		$—		$—		$—		$(117)		$(227)		$(29)		$4		$7		$13

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital losses on investments in the accompanying Statutory Statements of Changes in Surplus.

39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Derivatives Not Designated

The following table summarizes the surplus and net income impact on derivative instruments not designated for the years ended December 31, 2024, 2023 and 2022 (in millions):

	$		$		$		$		$		$		$		$		$
	Surplus(1)						Net Realized Capital Gains (Losses)						Net Investment Income
Derivative Type	2024		2023		2022		2024		2023		2022		2024		2023		2022
Equity options		$8		$61		$(14)		$101		$23		$(8)		$—		$—		$—
Foreign currency forwards		15		6		(13)		4		(12)		39		—		—		—
Foreign currency swaps		(2)		(293)		420		16		42		(12)		7		52		61
Futures		7		(8)		—		10		(11)		(5)		—		—		—
Interest rate options		(5)		(54)		40		(27)		(10)		1		2		1		(3)
Interest rate swaps		68		152		(59)		2		6		—		58		(102)		(3)
Bond forwards		(16)		(11)		—		—		—		—		—		—		—
Total return swap		—		—		—		—		—		—		—		—		—

Total		$76		$(146)		$374		$105		$37		$15		$66		$(48)		$55

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Surplus.

NOTE 8—SEPARATE ACCOUNTS

Separate Accounts Activity

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including VUL insurance products guaranteed, VUL insurance products non-guaranteed, VA products non-guaranteed, UL insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within separate accounts, the classification of the separate accounts is subject to Section 2932 of the Delaware Insurance Code and the regulations thereunder. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The assets legally and not legally insulated from the general account at December 31, 2024 and 2023 are attributed to the following products or transactions (in millions):

	$		$		$		$
	2024				2023
Product/Transaction	Legally Insulated Assets		Separate Accounts Assets (Not Legally Insulated)(1)		Legally Insulated Assets		Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed		$39,072		$33		$35,691		$37
VUL insurance products non-guaranteed		14,924		8		13,116		—
UL insurance products guaranteed		5,922		167		6,313		39
VUL insurance products guaranteed		207		26		189		20

Total		$60,125		$234		$55,309		$96

(1) Separate accounts assets classified as not legally insulated support $190 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $19 million of surplus, $13 million of derivatives, $10 million of other liabilities, and $2 million of payable for securities.

(2) Separate accounts assets classified as not legally insulated support $59 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $17 million of surplus, $17 million of derivatives, $2 million of payable for securities, and $1 million of other liabilities.

Guaranteed Separate Accounts

The Company maintains five guaranteed separate accounts for UL insurance policies and one guaranteed separate account for a private placement VUL policy, with assets of $6,321 million and $6,562 million at December 31, 2024 and 2023, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.

Non-Guaranteed Separate Accounts

The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the SEC. Assets in non-guaranteed separate accounts were $54,037 million and $48,844 million at December 31, 2024 and 2023, respectively. The assets of these separate accounts represent investments in shares of New York Life Investments Funds Trust and other non-proprietary insurance-dedicated funds.

Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

	$
Year	Amount
2024		$62
2023		$65
2022		$67
2021		$62
2020		$57

41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

	$
Year	Amount
2024		$3
2023		$12
2022		$12
2021		$4
2020		$5

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company at and for the years ended December 31, 2024 and 2023 is as follows (in millions):

	$		$		$		$
	2024
	Non-Indexed Guarantee Less than / Equal to 4%		Non-Indexed Guarantee More than 4%		Non- Guaranteed Separate Accounts		Total
Premiums, considerations or deposits		$14		$—		$3,472		$3,486

Reserves at 12/31:
For accounts with assets at:
Fair value		$—		$—		$52,743		$52,743
Amortized cost		5,398		731		—		6,129

Total reserves		$5,398		$731		$52,743		$58,872

By withdrawal characteristics:
With fair value adjustment		$5,398		$731		$—		$6,129
At fair value		—		—		52,743		52,743

Total reserves		$5,398		$731		$52,743		$58,872

	$		$		$		$
	2023
	Non-Indexed Guarantee Less than / Equal to 4%		Non-Indexed Guarantee More than 4%		Non- Guaranteed Separate Accounts		Total
Premiums, considerations or deposits		$—		$—		$3,046		$3,046

Reserves at 12/31:
For accounts with assets at:
Fair value		$—		$—		$47,728		$47,728
Amortized cost		5,792		710		—		6,502

Total reserves		$5,792		$710		$47,728		$54,230

By withdrawal characteristics:
With fair value adjustment		$5,792		$710		$—		$6,502
At fair value		—		—		47,728		47,728

Total reserves		$5,792		$710		$47,728		$54,230

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	$		$		$
	2024		2023		2022
Transfers to separate accounts		$3,486		$3,046		$2,540
Transfers from separate accounts		(5,100)		(3,694)		(2,096)

Net transfers (from)/to separate accounts		$(1,614)		$(648)		$444

Reconciling Adjustment:
Change in reserve valuation basis(1)		$—		$—		$—

Net transfers (from)/to separate accounts		$(1,614)		$(648)		$444

(1) Refer to Note 12 - Insurance liabilities for more details on change in reserve valuation basis.

NOTE 9—FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, “Fair Value Measurements”. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Determination of Fair Value

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process. At December 31, 2024 and 2023, the Company did not have any price challenges on general account and separate account securities for what it received from third party pricing services.

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the estimated fair value and carrying value of the Company’s financial instruments at December 31, 2024 and 2023 (in millions):

	$		$		$		$		$		$
	2024
	Fair Value		Carrying Value		Level 1		Level 2		Level 3		NAV as a Practical Expedient
Assets:
Bonds		$94,516		$102,133		$562		$89,173		$4,780		$—
Preferred stocks		43		43		—		15		28		—
Common stocks(1)		732		732		707		—		25		—
Mortgage loans		16,595		17,450		—		—		16,595		—
Cash, cash equivalents and short-term investments		3,363		3,363		141		3,222		—		—
Derivatives		1,606		1,519		—		1,606		—		—
Derivatives collateral		101		101		—		101		—		—
Other invested assets(1)		606		576		—		142		464		—
Investment income due and accrued		1,031		1,031		—		1,031		—		—
Separate accounts assets		59,746		60,342		51,777		4,506		1,133		2,329

Total assets		$178,339		$187,290		$53,187		$99,796		$23,026		$2,329

Liabilities:
Deposit fund contracts:
Annuities certain		$1,582		$1,625		$—		$—		$1,582		$—
Derivatives		289		271		—		289		—		—
Derivatives collateral		1,241		1,241		—		1,241		—		—
Amounts payable under securities lending agreements		1,004		1,004		—		1,004		—		—
Payable to parent and affiliates		170		170		—		170		—		—
Separate accounts liabilities		16		13		—		16		—		—

Total liabilities		$4,301		$4,324		$—		$2,719		$1,582		$—

(1) Excludes investments accounted for under the equity method.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	$		$		$		$		$		$
	2023
	Fair Value		Carrying Value		Level 1		Level 2		Level 3		NAV as a Practical Expedient
Assets:
Bonds		$95,041		$102,056		$755		$89,789		$4,497		$—
Preferred stocks		44		44		—		16		28		—
Common stocks(1)		615		615		590		—		25		—
Mortgage loans		14,534		15,484		—		—		14,534		—
Cash, cash equivalents and short-term investments		1,696		1,696		217		1,479		—		—
Derivatives		1,203		1,196		—		1,203		—		—
Derivatives collateral		137		137		—		137		—		—
Other invested assets(1)		598		593		—		126		472		—
Investment income due and accrued		1,005		1,005		—		1,005		—		—
Separate accounts assets		54,822		55,405		47,291		5,012		934		1,585

Total assets		$169,695		$178,231		$48,853		$98,767		$20,490		$1,585

Liabilities:
Deposit fund contracts:
Annuities certain		$1,219		$1,257		$—		$—		$1,219		$—
Derivatives		327		233		—		327		—		—
Derivatives collateral		823		823		—		823		—		—
Amounts payable under securities lending agreements		678		678		—		678		—		—
Payable to parent and affiliates		131		131		—		131		—		—
Separate accounts liabilities		22		18		—		18		4		—

Total liabilities		$3,200		$3,140		$—		$1,977		$1,223		$—

(1) Excludes investments accounted for under the equity method.

Bonds

For U.S. SAP, bonds reported as Level 1 represent investments in certain SVO approved ETF and mutual funds. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. All other ETFs and mutual funds are classified and accounted for as common stock.

Securities priced using a pricing service are generally classified as Level 2. Third-party pricing services generally use an income-based valuation approach by using a discounted cash-flow model or it may also use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds, which the Company has determined are observable inputs.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds are affiliated bonds from MCF and NYL Investments. The affiliated bond from MCF had a carrying value of $2,269 million and a fair value of $2,289 million at December 31, 2024, and a carrying value of $2,117 million and a fair value of $2,106 million at December 31, 2023. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3. Also included in bonds is an affiliated bond from NYL Investments which had a carrying value of $762 million and fair value of $756 million at December 31, 2024, and a carrying value of $762 million and a fair value of $740 million at December 31, 2023. The fair value of this security is calculated internally using observable inputs and is therefore classified as Level 2.

Preferred Stocks

Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.

Common Stocks

These securities are comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks that do not trade in an active market and are valued based on prices obtained from independent pricing vendors using unadjusted quoted prices in active markets for similar securities that are readily and regularly available are classified as level 2. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, net asset value (“NAV”) is used as a practical expedient.

Mortgage Loans

The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions, which takes into account matters such as property type, LTV and remaining term of each loan, etc. The spread is a significant component of the pricing inputs, and therefore, these investments are classified as Level 3.

47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued

Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short term investments, and investment income due and accrued, carrying value approximates fair value and is classified as Level 2.

Derivatives (including Separate Accounts Liabilities – Derivatives)

The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility and other factors. Exchange-traded derivatives are valued using a market approach as fair value is based on quoted prices in active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.

Derivatives Collateral (including Separate Accounts Liabilities – Collateral)

The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature and are classified as Level 2.

Other Invested Assets

Other invested assets are principally comprised of LIHTC investments, surplus notes, an affiliated loan, residual tranches of securitizations and other investments with characteristics of debt. Surplus Notes are valued using prices from third-party pricing services that generally use a discounted cash-flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. The fair value of the affiliated loan and the LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6 - Investments for details on LIHTC investments). The fair value of investments with debt characteristics and the fair value of the majority of residual tranches of securitizations is derived using an income valuation approach, which is based on a discounted cash flow calculation that may or may not use observable inputs and therefore is classified as Level 3.

Separate Accounts Assets (including Collateral)

Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of ETFs, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

Separate accounts assets reported as Level 3 relate to investments in corporate bonds. These are instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables provide additional information for investments that are measured using NAV as a practical expedient to estimate fair value, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2024
Category of Investment	Investment Strategy	NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Hedge Fund	Multi-Strategy	$2,025	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge Fund	Fixed Income Arbitrage	65	—	Quarterly	100 days or less
Hedge Fund	Sector Investing	—	—	Monthly	30 days
Hedge Fund	Long/Short Equity	6	—	Monthly	30 days
Private Equity	Venture Capital	233	—	Quarterly	95 days

		$2,329	$—

2023
Category of Investment	Investment Strategy	NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Hedge Fund	Multi-Strategy	$1,474	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge Fund	Fixed Income Arbitrage	51	—	Quarterly	100 days or less
Hedge Fund	Sector Investing	—	—	Monthly	30 days
Hedge Fund	Long/Short Equity	4	—	Monthly	30 days
Private Equity	Venture Capital	56	—	Quarterly	95 days
Mutual Fund	Multi Strategy, Global Allocation	—	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)

		$1,585	$—

Annuities Certain

Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the balances of assets and liabilities measured at fair value at December 31, 2024 and 2023 (in millions):

	$		$		$		$		$
	2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		NAV as a Practical Expedient		Total
Assets at fair value
Bonds
SVO-identified bond ETF		$562		$—		$—		$—		$562
U.S. corporate		—		10		—		—		10
Foreign corporate		—		3		—		—		3
Non-agency RMBS		—		—		—		—		—
Non-agency CMBS		—		23		—		—		23
Non-agency ABS		—		—		—		—		—

Total bonds		562		36		—		—		599
Preferred stocks		—		15		28		—		43
Common stocks		707		—		25		—		732
Derivatives		—		1,068		—		—		1,068
Separate accounts assets		51,708		8		—		2,329		54,045
Other invested assets		—		—		73		—		73

Total assets at fair value		$52,978		$1,127		$127		$2,329		$56,561

Liabilities at fair value
Derivatives		$—		$259		$—		$—		$259
Separate accounts liabilities - derivatives(1)		—		1		—		—		1

Total liabilities at fair value		$—		$260		$—		$—		$260

(1) Separate account contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	$		$		$		$		$
	2023
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		NAV as a Practical Expedient		Total
Assets at fair value
Bonds
SVO-identified bond ETF		$755		$—		$—		$—		$755
Non-agency CMBS		—		13		—		—		13
Non-agency ABS		—		—		—		—		—

Total bonds		755		13		—		—		768
Preferred stocks		—		15		28		—		43
Common stocks		590		—		25		—		615
Derivatives		1		1,146		—		—		1,147
Separate accounts assets		47,260		9		—		1,585		48,854
Other invested assets		—		—		158		—		158

Total assets at fair value		$48,606		$1,183		$211		$1,585		$51,585

Liabilities at fair value
Derivatives		$—		$205		$—		$—		$205
Separate accounts liabilities - derivatives(1)		—		2		—		—		2

Total liabilities at fair value		$—		$207		$—		$—		$207

(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

The tables below present a rollforward of Level 3 assets and liabilities for the years ended December 31, 2024 and 2023 (in millions):

	$		$		$		$		$		$		$		$		$		$
2024
	Balance at 1/1		Transfers into Level 3		Transfers out of Level 3		Total Gains (Losses) Included in Net Income		Total Gains (Losses) Included in Surplus		Purchases		Issuances		Sales		Settlements		Balance at 12/31
Bonds:
U.S. corporate		$—		$—		$—		$—		$—		$—		$—		$—		$—		$—
Non-agency ABS		—		1		—		—		—		—		—		—		—		—

Total bonds		—		1		—		—		—		—		—		—		—		—
Preferred Stocks		28		—		—		—		—		—		—		—		—		28
Common stocks		25		—		—		—		—		—		—		—		—		25
Derivatives		—		—		—		—		—		—		—		—		—		—
Separate accounts assets		—		—		—		—		—		—		—		—		—		—
Other invested assets		158		9		(9)		(16)		10		13		—		(92)		—		73

Total		$211		$9		$(9)		$(16)		$10		$13		$—		$(92)		$—		$127

51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	$		$		$		$		$		$		$		$		$		$
2023
	Balance at 1/1		Transfers into Level 3		Transfers out of Level 3		Total Gains (Losses) Included in Net Income		Total Gains (Losses) Included in Surplus		Purchases		Issuances		Sales		Settlements		Balance at 12/31
Bonds:
U.S. corporate		$—		$—		$—		$—		$—		$—		$—		$—		$—		$—
Non-agency ABS		6		—		(6)		—		—		—		—		—		—		—

Total bonds		6		—		(6)		—		—		—		—		—		—		—
Preferred stocks		34		—		—		(1)		(5)		—		—		—		—		28
Common stocks		116		—		—		67		(79)		—		—		(79)		—		25
Derivatives		4		—		(4)		—		—		—		—		—		—		—
Separate accounts assets		17		—		(3)		11		(13)		—		—		(12)		—		—
Other invested assets		87		38		—		(30)		(6)		78		—		(9)		—		158

Total		$264		$38		$(13)		$47		$(103)		$78		$—		$(100)		$—		$211

Transfers Between Levels

Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads, or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 totaled $9 million for the year ended December 31, 2024 which primarily relates to residual tranches of securitizations that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period; $1 million of non-agency asset backed securities that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period Transfers out of Level 3 totaled $9 million for the year ended December 31, 2024, which primarily relates to residual tranches of securitizations measured at fair value at the beginning of the period and measured at amortized cost at the end of the period;.

Transfers into Level 3 totaled $38 million for the year ended December 31, 2023, which primarily relates to residual tranches of securitizations that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $13 million for the year ended December 31, 2023, which primarily relates to $6 million of non-agency asset-backed securities measured at fair value at the beginning of the period and measured at amortized cost at the end of the period; and derivatives securities of $4 million and separate account derivatives securities of $3 million that had price level changes from 3 to 2 due to increase in interest rates in 2023 which changed the market to active and observable.

There were no liabilities measured at fair value at December 31, 2024 and 2023.

52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2024, 2023, and 2022 were as follows (in millions):

	$		$		$
	2024		2023		2022
Bonds		$4,476		$4,091		$3,361
Common and preferred stocks		16		33		23
Mortgage loans		809		757		638
Policy loans		56		53		53
Other invested assets[1]		170		419		221
Short-term investments		150		156		55
Derivative instruments		133		(30)		71

Gross investment income		5,809		5,479		4,422
Investment expenses		(307)		(266)		(192)

Net investment income		5,502		5,213		4,230
Net gain from separate accounts		46		60		46
Amortization of IMR		(28)		3		28

Net investment income, including net gain from separate accounts and amortization of IMR		$5,520		$5,276		$4,304

(1) Includes real estate net investment income of $17 million, $17 million, and $22 million for the years ended December 31, 2024, 2023, and 2022, respectively. Includes dividend received from MCF of $98 million, $345 million, and $176 million for the years ended December 31, 2024, 2023, and 2022, respectively. Refer to Note 11 – Related Party Transactions.

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain. At December 31, 2024 and 2023, the Company reported admitted due and accrued investment income of $1,031 million and $1,005 million, respectively. At December 31, 2024 the company had $2 million of nonadmitted due and accrued investment income on bonds. At December 31, 2023 the Company did not have any nonadmitted due and accrued investment income on bonds. For certain fixed income instruments, the contractual agreement allows the issuer/borrower to defer interest (Paid-in-Kind interest). When interest is deferred, it is capitalized into principal. At December 31, 2024, the Company had paid-in-kind interest of $454 million, which has been included in the principal amount of the Company’s bonds of $412 million and mortgage loans of $42 million.

The following table shows the Company’s securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) or tender and the amount of investment income generated as a result of a prepayment penalty and/or acceleration fee ($ in millions):

	$		$		$		$		$		$
	2024				2023				2022
	General Account(1)		Separate Account		General Account(1)		Separate Account		General Account(1)		Separate Account
Number of cusips		88		30		30		11		146		77
Investment income		$5		$—		$4		$1		$39		$3

(1) Included in the net investment income on bonds. Refer to net investment income table above.

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

For the years ended December 31, 2024, 2023, and 2022, net realized capital gains (losses) were as follows (in millions):

	$		$		$
	2024		2023		2022
Bonds		$(221)		$(167)		$(110)
Mortgage loans		(161)		(3)		(12)
Common and preferred stocks		75		305		45
Other invested assets		(26)		(61)		18
Derivatives		(21)		(186)		(12)

Net realized capital losses before tax and transfers to the IMR		(354)		(112)		(71)
Less:
Capital gains tax (benefit)/expense		(54)		(41)		16
Net realized capital losses after tax transferred to IMR		(229)		(259)		(50)

Net realized capital gains/(losses) after tax and transfers to the IMR		$(71)		$188		$(37)

Proceeds from investments in bonds sold were $6,477 million, $3,342 million, and $3,940 million for the years ended December 31, 2024, 2023, and 2022, respectively. Gross gains of $52 million, $19 million, and $42 million in 2024, 2023 and 2022, respectively, and gross losses of $210 million, $130 million, and $78 million in 2024, 2023, and 2022, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2024, 2023 and 2022 (in millions):

	$		$		$
	2024		2023		2022
Bonds		$43		$22		$72
Common and preferred stocks		4		33		14
Other invested assets		46		59		27
Mortgage Loans		161		3		12

Total		$254		$117		$125

The Company restructured $60 million and $1 million debt securities and mortgage loans for the years ended December 31, 2024 and 2023, respectively with an associated $32 million and $225 thousand of OTTI.

Refer to Note 19 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2024 and 2023 (in millions):

	$		$		$		$		$		$
	2024
	Less than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses(1)
Bonds
U.S. governments		$806		$95		$2,772		$1,318		$3,578		$1,412
All other governments		121		7		82		12		204		19
U.S. Special Revenue and Special Assessment		1,896		267		5,373		862		7,269		1,129
Industrial and miscellaneous unaffiliated		19,239		1,442		36,473		4,136		55,712		5,578
Parent, subsidiaries, and affiliates(2)		14		—		156		6		170		6
Hybrid Securities		13		—		190		9		203		9
SVO identified Funds		—		—		5		—		5		—

Total bonds		22,089		1,811		45,052		6,343		67,141		8,154

Equity securities (unaffiliated)
Common stocks		587		8		1		—		588		8
Preferred stocks		—		—		—		—		—		—

Total equity securities		587		8		1		—		588		8

Total		$22,676		$1,819		$45,053		$6,343		$67,729		$8,162

(1) Includes unrealized losses related to NAIC 6 bonds of $28 million and less than a million of Bond ETF MTM losses included in the statutory carrying amount.

(2) The unrealized losses include less than $1 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

	$		$		$		$		$		$
	2023
	Less than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses(1)
Bonds
U.S. governments		$636		$113		$3,222		$1,124		$3,858		$1,237
All other governments		22		1		142		16		164		17
U.S. Special Revenue and Special Assessment		881		68		7,013		943		7,894		1,011
Industrial and miscellaneous unaffiliated		6,502		421		51,195		4,966		57,697		5,388
Parent, subsidiaries, and affiliates(2)		139		1		2,839		33		2,978		34
Hybrid Securities		55		9		154		23		209		31
SVO identified Funds		—		—		212		18		212		18

Total bonds		8,235		613		64,777		7,123		73,012		7,736

Equity securities (unaffiliated)
Common stocks		67		8		1		—		68		8
Preferred stocks		—		—		—		—		—		—

Total equity securities		67		8		1		—		68		8

Total		$8,302		$621		$64,778		$7,123		$73,080		$7,744

(1) Includes unrealized losses related to NAIC 6 bonds of $17 million and $18 million of Bond ETF MTM losses included in the statutory carrying amount.

(2) The unrealized losses include less than $1 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

At December 31, 2024, the gross unrealized loss on bonds and equity securities was comprised of approximately 10,145 and 320 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $7,873 million or 97% is related to unrealized losses on investment grade securities and $282 million or 4% is related to below investment grade securities. At December 31, 2023, the gross unrealized loss on bonds and equity securities was comprised of approximately 10,211 and 371 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $7,443 million, or 96%, is related to unrealized losses on investment grade securities and $293 million, or 4%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available.

The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $4,085 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $1,181 million for six months or less, $104 million for greater than six months through 12 months, and $2,800 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.

56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The change in unrealized capital gains (losses) for the years ended December 31, 2024, 2023 and 2022 were as follows (in millions):

	$		$		$		$		$		$		$		$		$
	Change in Unrealized Gains (Losses)						Change in Unrealized Foreign Exchange Gains (Losses)						Total Change in Unrealized Gains (Losses)
	2024		2023		2022		2024		2023		2022		2024		2023		2022
Bonds		$(12)		$27		$(42)		$(210)		$236		$(351)		$(222)		$263		$(393)
Preferred Stocks		—		(3)		(2)		—		—		—		—		(3)		(2)
Common stocks unaffiliated		—		(182)		(210)		(9)		11		(7)		(9)		(172)		(217)
Mortgage loans		58		(72)		4		—		—		—		58		(72)		4
Other invested assets		139		(144)		28		8		2		(18)		148		(142)		10
Cash, cash equivalents and short-term investments		—		—		—		(1)		2		2		(1)		2		2
Derivatives		190		(195)		393		—		—		—		190		(195)		393

Total change in unrealized on investments		375		(569)		171		(212)		251		(374)		163		(319)		(203)

Capital gains tax (benefit) expense		6		(50)		(49)		—		—		—		6		(50)		(49)

Total change in unrealized gains (losses), net of tax		$369		$(519)		$220		$(212)		$251		$(374)		$157		$(268)		$(154)

57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS

Capital Contributions

For the years ended December 31, 2024, 2023, and 2022, the Company made no capital contribution to MCF.

Dividend Distributions

For the years ended December 31, 2024, 2023 and 2022, the Company received dividend distributions from MCF of $98 million, $345 million and $176 million, respectively. For information on dividend payments made to New York Life, refer to Note 18 - Dividends to Stockholder.

Material Transactions

The following table presents material related party transactions between the Company, its parent, and its affiliates, for the years ended December 31, 2024 and 2023:

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Loans and Credit Agreements:
12/31/2015 (last amended as of 12/31/2022)	MCF	Non-insurance affiliate	Note funding agreement	The Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the “MCF Note Agreement”) and acquired a variable funding note issued by MCF thereunder (the “Note”). The Note was most recently reissued on December 31, 2022 due to the Company’s transfer of a portion of its interest to Life Insurance Company of North America (“LINA”), a direct wholly owned subsidiary of New York Life. The Note is reported as a bond, with an outstanding balance, including accrued interest, for the Company of $2,312 million and $2,162 million at December 31, 2024 and 2023, respectively. The funding limit is determined using 2.25% multiplied by the cash and invested assets amount, as of such date of determination. Cash and invested assets amount means, as of any date of determination, the sum of (x) the net admitted cash and invested assets of the Company and LINA (y) the net admitted cash and invested assets of New York Life (excluding any portion thereof attributable to New York Life’s investment in the Company) and LINA, in each case, based on the most recently available quarterly or annual financial statements of New York Life, LINA or the Company, as applicable. All outstanding advances made to MCF under the MCF Note Agreement will be due in full on December 31, 2025.

12/23/2004 (last amended as of 12/30/2022)	New York Life Capital Corporation (“NYLCC”)	Non-insurance affiliate	Revolving credit agreement	NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $3,500 million from proceeds from the issuance of commercial paper. During 2024 and 2023, the revolving credit facility was not used, no interest was paid and no outstanding balance was due.

9/30/1993 (last amended on 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life whereby the Company may borrow up to $3,500 million. At December 31, 2024 and 2023, the Company has not borrowed under this agreement.

4/1/1999 (last amended as of 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life, whereby the Company may lend up to $900 million. At December 31, 2024 and 2023, the credit facility was not used, no interest was paid and there was no outstanding balance.

Service Agreements:

4/27/2006 (amended from time to time	NYLIFE Distributors, LLC.	Non-insurance affiliate	Variable product distribution agreement	The Company has appointed NYLIFE Distributors, LLC as the underwriter and/or wholesale distributor of the Company’s variable products. For the years ended December 31, 2024 and 2023, the Company received service fees of $43 million and $40 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

Amended and restated at 10/1/2022	New York Life	Parent	Administration agreement	New York Life provides the Company with certain services and facilities, including, but not limited to, accounting, tax and audit services, legal services, actuarial services, electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. For the years ended December 31, 2024 and 2023, the fees incurred associated with these services and facilities, amounted to $1,024 million and $983 million, respectively. These amounts need to be settled in cash within 90 days.

58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Various	New York Life	Parent	Participation in mortgage loans, Real estate owned and real estate	The Company’s interests in commercial mortgage loans are primarily held in the form of participations in mortgages` originated or acquired by New York Life. A real estate property acquired through foreclosure is called REO Portfolio. The Company’s interests in the ownership of REO Portfolio is called REO Ownership Interest. Certain real estate investments acquired may have similar ownership interests through a participation. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company’s proportionate interest (as evidenced by a participation certificate) in the underlying mortgage loan, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life’s and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage loan origination or acquisition. Consistent with the participation arrangement, all mortgage loan documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company’s approval. The Company’s mortgage loans, REOs and certain real estate investments acquired through a participation from New York Life had a carrying value of $16,885 million and $15,221 million as of December 31, 2024 and 2023, respectively. There’s no REO in the form of participations owned by the Company as of December 31, 2024 and 2023.

1/1/2005 (amended 3/28/2014)	New York Life Investment Management LLC (“NYLIM”)	Non-insurance affiliate	Administrative service agreement	NYLIM has a management agreement with the New York Life Investments VP Funds Trust, f/k/a MainStay VP Funds Trust (‘‘the Fund’’), a registered investment company whose shares are sold to various separate accounts of the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund.

4/1/2000, as amended from time to time	NYL Investors, LLC	Non-insurance affiliate	Investment advisory agreement	The Company is a party to an investment advisory agreement with NYL Investors, LLC, as amended from time to time, to receive investment advisory and administrative services from NYL Investors, LLC. The payments are required to be made within 90 days from the time of billing.

6/30/2008, as amended from time to time	NYLIFE Securities, LLC	Non-insurance affiliate	Service fee agreement	The Company pays NYLIFE Securities LLC a service fee for supervisory services based on a determined revenue factor based on sales and in-force business.

Other Agreements:

Various	New York Life	Parent	Sale of corporate owned life insurance policies (“COLI”)	The Company sold various COLI policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2024 and 2023, policyholder reserve balances for these policies amounted to $4,452 million and $4,308 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

6/11/2012	New York Life	Parent	Tenancy in common agreement	In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, NY by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy in Common Agreement in which the agreement sets forth the terms that govern, in part, each entity’s interest in the property.

Various	New York Life	Parent	Structured settlement agreements	The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2024 and 2023, the policyholder reserves related to these contracts amounted to $145 million and $148 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.

Various	New York Life	Parent	Structured settlement agreements	The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2024 and 2023, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $11,428 million and $10,774 million, respectively.

59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Various	New York Life	Parent	Premiums settlement agreement	The Company has an agreement in place with New York Life to settle premiums associated with the Company’s products sold at field offices. These premiums are typically settled within 1-2 business days. The Company had a receivable of $10 million and $11 million, respectively, for the years ended December 31, 2024 and 2023.

12/31/2024	NYLIM	Non-insurance subsidiary	Note purchase agreement	The Company entered into a Note Purchase Agreement with NYLIM Holdings. On December 31, 2024, the Company purchased a $600 million in aggregate principal amount of NYLIM Holdings 5.17% senior note due 2029.

Significant Transactions:

12/31/2022	LINA	Insurance affiliate	Transfer of assets	Bond asset and cash transfers between the Company and LINA were executed to strengthen duration alignment between asset and liability profiles amongst the insurance companies. The Company acquired a $250 million of bonds from LINA in exchange for transferring a $250 million equity interest in MCF.

12/31/2020	LINA	Insurance Affiliate	Reinsurance agreement	The Company has an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. Additional details of this agreement are included in Note 13 “Reinsurance”.

Various	NYLARC	Insurance Affiliate	Reinsurance agreement	The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). Additional details of this agreement are included in Note 13 “Reinsurance”.

Various	LINA	Insurance Affiliate	Reinsurance agreement	The Company entered into a coinsurance reinsurance agreement with LINA, whereby LINA will reinsure on a coinsurance basis 100% of all policies issued by the Company associated with Critical Illness Insurance, Accidental Indemnity Insurance, and Hospital Indemnity Insurance policies (“Group Voluntary” policies). The Company has ceded to LINA the morbidity risk and any other key risk in the policies. This agreement was effective January 1, 2025. Therefore, there was no financial impact associated with this agreement at or for the year ended December 31, 2024.

9/26/2024	NYLIC	Insurance subsidiary	Transfer of assets	Bond asset and cash transfers between the Company and NYLIC were executed on September 26, 2024. The Company received $468 million of cash from NYLIC in exchange for bonds.

At December 31, 2024 and 2023, the Company reported a net amount of $129 million and $94 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

In the ordinary course of business, the Company enters into reinsurance agreements with its parent and affiliates. Material reinsurance agreements have been disclosed in Note 13 – Reinsurance. In addition, the Company may enter into guarantees and/or keep wells with its parent and affiliates. Material guarantee agreements and/or keep wells have been disclosed in Note 15 – Commitments and Contingencies.

60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES

Insurance liabilities at December 31, 2024 and 2023 were as follows (in millions):

	$		$
	2024		2023
Life insurance reserves		$28,669		$29,546
Annuity reserves and supplementary contracts with life contingencies		88,494		83,406
Asset adequacy and special reserves		2		38

Total policy reserves		117,165		112,990
Deposit funds		1,968		1,583
Policy claims		1,112		1,041

Total insurance liabilities		$120,245		$115,614

Life Insurance Reserves

Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001 and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation Method or Net Level Premium Reserve Method with valuation interest rates ranging from 3.0% to 6.0%. Reserves for universal life secondary guarantee products with multiple sets of cost of insurance are determined using the methodology outlined in the November 2011 Life Actuarial Task Force Statement.

For the year ended December 31, 2024, there were no changes in reserve basis for life insurance reserves. For the year ended December 31, 2023, the Company recorded a net change in reserve valuation basis of $31 million, which was reported as a direct increase in surplus in the accompanying Statutory Statements of Changes in Surplus.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $64 million and $244 million at December 31, 2024 and 2023, respectively.

At December 31, 2024 and 2023, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $7 million and $9 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2024 and 2023, the Company had $9,542 million and $9,739 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the state of Delaware. Reserves to cover the above insurance totaled the net amount of $265 million and $268 million in 2024 and 2023, respectively.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain UL products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Annuity Reserves and Supplementary Contracts with Life Contingencies

Reserves for single premium immediate annuities and guaranteed future income annuities are based principally on A2000, 2012 IAR and the Commissioners’ Annuity Reserve Valuation Method (“CARVM”), with assumed interest rates ranging from 3.75% to 6.0%. Purchases in 2018 and later years are reserved with valuation interest rates satisfying both the valuation manual requirements for maximum valuation interest rates for income annuities (“VM-22”) and the NYSDFS Regulation 213 maximum valuation rate requirements, applying the 2012 IAR Table. The VM-22 rates range from 1.0% to 5.25%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and CARVM, with assumed interest rates ranging from 3.0% to 10.0%. Reserves for variable deferred annuities are based principally on VM-21 and NYSDFS Regulation 213, where the VM-21 deficiencies are discounted applying scenario specific net asset earned rates ranging from 1.35% to 10.0%. For the index-linked account corresponding to a VA product, we also apply Actuarial Guideline XXXV, with assumed interest rates ranging from 3.0% to 5.25%. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. The withdrawals in excess of the surrender charge-free withdrawal amount may be subject to surrender charges in the early years.

At December 31, 2024 and 2023, the Company’s liabilities for GMDB, GMAB, guaranteed future income benefit, and enhanced beneficiary benefits reserves, which are associated with VA products, amounted to $2 million and $38 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

For the year ended December 31, 2024, the Department granted approval for the Company to change the reserve valuation basis for the variable deferred annuities to VM-21. For the index-linked account corresponding to a variable annuity product, the Company still applies Actuarial Guideline XXXV. Refer to Note 2 - Basis of Presentation, for more detailed information about the impact of this change.

The tabular interest has been determined by formula as described in the NAIC instructions. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

Deposit Funds

Deposit funds at December 31, 2024 and 2023 were as follows (in millions):

	$		$
	2024		2023
Fixed period annuities		$1,625		$1,271
Supplemental contracts without life contingencies		277		300
Continued interest accounts		11		12

Total deposit funds		$1,913		$1,583

62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2024 and 2023 ($ in millions):

Individual Annuities

	$		$		$		$		$
	2024
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$29,055		$—		$—		$29,055		23%
At book value less current surrender charge of 5% or more		20,207		—		—		20,207		16
At fair value		—		—		38,030		38,030		30

Total with adjustment or at fair value		49,262		—		38,030		87,292		69
At book value without adjustment		16,098		—		—		16,098		13
Not subject to discretionary withdrawal		22,738		—		—		22,738		18

Total		$88,098		$—		$38,030		$126,128		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$4,403		$—		$—		$4,403

	$		$		$		$		$
	2023
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$30,270		$—		$—		$30,270		26%
At book value less current surrender charge of 5% or more		12,128		—		—		12,128		10
At fair value		—		—		34,793		34,793		30

Total with adjustment or at fair value		42,399		—		34,793		77,191		66
At book value without adjustment		20,213		—		—		20,213		17
Not subject to discretionary withdrawal		20,350		—		—		20,350		17

Total		$82,962		$—		$34,793		$117,754		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$78		$—		$—		$78

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Group Annuities

	$		$		$		$		$
	2024
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$17		$—		$—		$17		4%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		17		—		—		17		4
At book value without adjustment		29		—		—		29		7
Not subject to discretionary withdrawal		350		—		—		350		89

Total		$396		$—		$—		$396		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

	$		$		$		$		$
	2023
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$24		$—		$—		$24		5%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		24		—		—		24		5
At book value without adjustment		32		—		—		32		7
Not subject to discretionary withdrawal		388		—		—		388		88

Total		$444		$—		$—		$444		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Deposit-Type Contracts

	$		$		$		$		$
2024
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$—		$—		$—		$—		—%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		—		—		—		—		—
At book value without adjustment		184		—		—		184		9
Not subject to discretionary withdrawal		1,784		—		—		1,784		91

Total		$1,968		$—		$—		$1,968		100%

Amount with current surrender charge of 5%or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

	$		$		$		$		$
2023
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$—		$—		$—		$—		—%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		—		—		—		—		—
At book value without adjustment		162		—		—		162		10
Not subject to discretionary withdrawal		1,421		—		—		1,421		90

Total		$1,583		$—		$—		$1,583		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2024 and 2023 ($ in millions):

	$		$		$		$	$		$		$
	2024
	General Account							Separate Accounts Guaranteed and Non-guaranteed
	Account Value		Cash Value		Reserve			Account Value		Cash Value		Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value		$—		$—		$—			$—		$—		$—
Universal life		17,837		17,837		18,067			5,922		5,922		5,922
Universal life with secondary guarantees		6,031		5,614		8,828			—		—		—
Indexed universal life		—		—		—			—		—		—
Indexed universal life with secondary guarantees		—		—		—			—		—		—
Indexed life		—		—		—			—		—		—
Other permanent cash value life insurance		—		—		—			—		—		—
Variable life		10		10		18			65		65		65
Variable universal life		1,760		1,755		1,753			15,062		14,829		14,854
Miscellaneous reserves		—		—		—			—		—		—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value		—		—		—			—		—		—
Accidental death benefits		—		—		—			—		—		—
Disability - active lives		—		—		3			—		—		—
Disability - disabled lives		—		—		75			—		—		—
Miscellaneous reserves		—		—		627			—		—		—

Total life insurance (gross)		25,638		25,216		29,371			21,049		20,816		20,841
Reinsurance ceded		—		—		702			—		—		—

Total life insurance (net)		$25,638		$25,216		$28,669			$21,049		$20,816		$20,841

66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	$		$		$		$	$		$		$
	2023
	General Account							Separate Accounts Guaranteed and Non-guaranteed
	Account Value		Cash Value		Reserve			Account Value		Cash Value		Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value		$—		$—		$—			$—		$—		$—
Universal life		18,768		19,111		19,299			6,312		6,312		6,312
Universal life with secondary guarantees		5,892		5,397		8,527			—		—		—
Indexed universal life		—		—		—			—		—		—
Indexed universal life with secondary guarantees		—		—		—			—		—		—
Indexed life		—		—		—			—		—		—
Other permanent cash value life insurance		—		—		—			—		—		—
Variable life		11		11		16			58		58		58
Variable universal life		1,748		1,744		1,744			13,233		13,030		13,066
Miscellaneous reserves		—		—		—			—		—		—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value		—		—		—			—		—		—
Accidental death benefits		—		—		—			—		—		—
Disability - active lives		—		—		2			—		—		—
Disability - disabled lives		—		—		75			—		—		—
Miscellaneous reserves		—		—		612			—		—		—

Total life insurance (gross)		26,419		26,263		30,275			19,603		19,400		19,436
Reinsurance ceded		—		—		728			—		—		—

Total life insurance (net)		$26,419		$26,263		$29,547			$19,603		$19,400		$19,436

67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE

The effects of reinsurance on the accompanying Statutory Statements of Financial Position at December 31, 2024 and 2023 were as follows (in millions):

	$		$
	2024		2023
Policy reserves:
Direct		$117,867		$113,718
Assumed		—		—
Ceded		(702)		(728)

Policy reserves		$117,165		$112,990

Policy claims:
Direct		$571		$552
Assumed		658		673
Ceded(1)		(116)		(184)

Policy claims		$1,113		$1,041

Reinsurance recoverable(2)		$55		$39

(1) Includes reinsurance recoverable related to unpaid losses of $84 million and $145 million at December 31, 2024 and 2023, respectively.

(2) Included in Other assets in the accompanying Statutory Statements of Financial Position.

The effects of reinsurance on the accompanying Statutory Statements of Operations for the years ended December 31, 2024, 2023 and 2022 were as follows (in millions):

	$		$		$
	2024		2023		2022
Premiums:
Direct(1)		$21,381		$20,072		$24,088
Assumed		1,218		1,208		1,185
Ceded		(555)		(554)		(531)

Premiums		$22,044		$20,726		$24,742

Benefit payments:
Direct		$23,136		$21,447		$18,096
Assumed		1,246		1,266		1,344
Ceded		(595)		(652)		(606)

Benefit payments		$23,787		$22,061		$18,834

(1) Includes considerations for supplementary contracts with life contingencies of $58 million, $47 million and $42 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Reinsurance Assumed

The Company has an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. This transfer of life insurance mortality risk allows the Company to diversify its overall risk profile, as the Company’s risk profile was previously weighted more heavily toward interest rate and asset risk. Entry into the yearly renewable term treaty also reduces LINA’s exposure to mortality risk. At December 31, 2024 and 2023, the Company held assumed liabilities for policy claims relating to this reinsurance agreement of $657 million and $667 million, respectively, which are included in policy claims in the accompanying Statutory Statements of Financial Position.

68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE (continued)

Reinsurance Ceded

The Company enters into ceded reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue individual life insurance policies in excess of its retention limits. Currently, the Company primarily reinsures the mortality risk on life insurance policies on a quota share yearly renewable term basis, except for custom guarantee UL, asset flex, and certain VUL products. Most of the reinsurance ceded on new and inforce business is established on an automatic basis. The quota share currently ceded on new business generally ranges from 10% to 90%. All products are ceded from first dollar with the exception of reinsured VUL, which has a minimum size policy ceded of $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative reinsurance basis. The majority of the Company’s facultative reinsurance is for substandard cases in which it typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming reinsurers become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Life insurance ceded was 39% and 43% of total life insurance in-force at December 31, 2024 and 2023.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life’s top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona (“NYLAZ”). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. NYLARC’s purpose is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

NOTE 14—BENEFIT PLANS

The Company shares in the cost of the following plans sponsored by New York Life: (1) certain defined benefit pension plans for eligible employees and agents, (2) certain defined contribution plans for substantially all employees and agents, (3) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The cost allocated to the Company related to benefit plans is recorded under Operating expenses in the accompanying Statutory Statements of Operations. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2024, 2023 and 2022 (in millions):

	$		$		$
	2024		2023		2022
Defined benefit pension		$27		$25		$31
Defined contribution		11		10		10
Postretirement life and health		4		4		5
Postemployment		2		2		2

Total		$44		$41		$48

69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES

Guarantees

As stated in Note 3 - Significant Accounting Policies, at the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2024 and 2023, the Company had no such guarantees.

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from their agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, employment and/or other operations, including actions involving retail sales practices. Some of the actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Borrowed Money

Refer to Note 6 - Investments for a more detailed discussion of the Company’s commitments for loaned securities and repurchase agreements.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

The Company recorded guaranty fund receivables of $4 million and $43 million at December 31, 2024 and 2023, respectively. The Company recorded guaranty fund liabilities of $10 million and $56 million at December 31, 2024 and 2023, respectively.

Other Commitments and Contingencies

Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the “Taiwan Branch”). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation (“Taiwan Corporation”), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. (“Yuanta”). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation’s obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES (continued)

At December 31, 2024 and 2023, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $1,075 million and $1,100 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2024 and 2023.

At December 31, 2024 and 2023, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $1,179 million and $1,109 million, respectively.

Unfunded commitments on limited partnerships, limited liability companies and other invested assets amounted to $790 million and $904 million at December 31, 2024 and 2023, respectively. Unfunded commitments on LIHTC amounted to $120 million and $163 million at December 31, 2024 and 2023, respectively. At December 31, 2024 and 2023, unfunded commitments on LIHTC are included in Other invested assets, with an offset in Other liabilities in the accompanying Statutory Statements of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

FHLB Agreement

The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh’s recovery from the collateral is limited to the amount of the Company’s liability to the FHLB of Pittsburgh.

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2024 and 2023 was as follows (in millions):

	$		$
	2024		2023
Membership stock - Class B(1)		$25		$25
Activity stock		—		—

Aggregate total		$25		$25

Actual or estimated borrowing capacity as determined by the insurer		$7,223		$6,945

(1) Membership stock is not eligible for redemption.

At December 31, 2024 and 2023, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2024 and 2023 was as follows (in millions):

	$		$		$		$
	2024				2023
	General Account		Separate Account		General Account		Separate Account
Fair Value		$2,535		$—		$3,018		$—
Carrying Value		$2,535		$—		$3,018		$—
Maximum Amount Borrowed During the Year		$—		$—		$5		$—

The Company does not have any prepayment obligations for the borrowing arrangement.

71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2024 and 2023 (in millions):

	$		$		$		$		$		$		$		$		$
	2024						2023						Change
	Ordinary		Capital		Total		Ordinary		Capital		Total		Ordinary		Capital		Total
Gross DTAs		$1,923		$338		$2,261		$1,725		$356		$2,081		$198		$(18)		$180

Adjusted gross DTAs		1,923		338		2,261		1,725		356		2,081		198		(18)		180
Nonadmitted DTAs (1)		789		—		789		712		—		712		77		—		77

Subtotal net admitted DTAs		1,134		338		1,472		1,013		356		1,369		121		(18)		103
Gross DTLs		261		506		767		255		493		748		6		13		19

Net admitted DTAs (2)		$873		$(168)		$705		$758		$(137)		$621		$115		$(31)		$84

(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.

(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

The admission calculation components for the years ended December 31, 2024 and 2023 were as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2024			December 31, 2023			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$15	$15	$—	$22	$22	$—	$(7)	$(7)
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below)	686	5	691	597	2	599	89	3	92
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	686	5	691	597	2	599	89	3	92
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,157	N/A	N/A	1,246	N/A	N/A	(89)
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	448	318	766	416	332	748	32	(14)	18

DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$1,134	$338	$1,472	$1,013	$356	$1,369	$121	$(18)	$103

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above are as follows at December 31, 2024 and 2023 ($ in millions):

	$		$
	2024		2023
Ratio percentage used to determine recovery period and threshold limitation amount.		774%		877%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.		$7,711		$8,308

72

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

There was no impact on the Company’s adjusted gross and net admitted DTAs or corporate alternative minimum tax (“CAMT”) DTAs, if any, due to tax planning strategies at December 31, 2024 and 2023. The Company did not use reinsurance in its tax planning strategies.

The Company had no unrecognized DTLs at December 31, 2024 and 2023. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2024, 2023 and 2022 were as follows (in millions):

	$		$		$		$		$
	2024		2023		2022		Change 2024-2023		Change 2023-2022
Federal(1)		$210		$247		$114		$(37)		$133
Foreign		—		21		—		(21)		21

Subtotal		210		268		114		(58)		154

Federal income tax on net capital gains (losses)		(54)		(41)		16		(13)		(57)
Other		—		—		—		—		—

Total federal and foreign income taxes		$156		$227		$130		$(71)		$97

(1) The Company had investment tax credits of $40 million, $33 million and $28 million for the years ended December 31, 2024, 2023 and 2022, respectively.

73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs for the years ended December 31, 2024 and 2023 were as follows (in millions):

	$		$		$
	2024		2023		Change
DTAs
Ordinary:
Policyholder reserves		$1,155		$1,026		$129
Deferred acquisition costs		435		411		24
Investments		252		234		18
Pension accrual		19		20		(1)
Receivables - nonadmitted		55		17		38
Fixed assets		1		2		(1)
Other		6		15		(9)

Subtotal		1,923		1,725		198
Nonadmitted		789		712		77

Admitted ordinary DTAs		1,134		1,013		121

Capital:
Investments		338		356		(18)

Subtotal		338		356		(18)
Nonadmitted		—		—		—

Admitted capital DTAs		338		356		(18)

Total admitted DTAs		1,472		1,369		103

DTLs
Ordinary:
Policyholder reserves		44		80		(36)
Investments		208		166		42
Other		9		9		—

Subtotal		261		255		6

Capital:
Investments		506		493		13

Subtotal		506		493		13

Total DTLs		767		748		19

Net admitted DTAs		$705		$621		$84

Change in deferred income tax on change in net unrealized capital gains/losses						$(6)
Change in net deferred taxes related to other items						167
Change in DTAs nonadmitted						(77)

Change in net admitted DTAs						$84

74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company’s income tax expense and change in net DTAs for the years ended December 31, 2024, 2023 and 2022 differs from the amount obtained by applying the statutory rate of 21% to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	$		$		$		$		$
	2024		2023		2022		Change 2024-2023		Change 2023-2022
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate		$117		$141		$(106)		$(24)		$247
Net realized capital (losses)/gains at statutory rate		(74)		(24)		(15)		(50)		(9)
Tax exempt income		(38)		(33)		(35)		(5)		2
Tax credits, net of withholding		(47)		(41)		(40)		(6)		(1)
Amortization of IMR		6		(1)		(6)		7		5
Dividend from MCF		(21)		(72)		(37)		51		(35)
Partnership income from MCF		49		57		54		(8)		3
Prior year audit liability and settlement		(3)		4		1		(7)		3
Non-admitted assets		(40)		4		(6)		(44)		10
Other items impacting surplus		40		4		4		36		—
Other		—		(1)		5		1		(6)

Federal and foreign income taxes incurred and change in net deferred taxes during the year		$(11)		$38		$(181)		$(49)		$219

Federal and foreign income tax expense reported in the Company’s Statutory Statements of Operations		$210		$268		$114		$(58)		$154
Capital gains tax (benefit)/expense incurred		(54)		(41)		16		(13)		(57)
Change in net DTAs		(167)		(189)		(311)		22		122
Change in current and deferred income taxes reported in surplus		—		—		—		—		—

Federal and foreign income taxes incurred and change in net deferred taxes during the year		$(11)		$38		$(181)		$(49)		$219

The Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, NYL Investors, LLC, LINA, New York Life Group Insurance Company of NY (“NYLGICNY”), and LINA Benefit Payments, Inc. Refer to Note 3 – Significant Accounting Policies - Federal Income Taxes.

As a member of NYLIC’s consolidated group, the Company’s federal income tax returns are routinely audited by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2013, and tax years 2014 through 2018 are currently under examination. There were no material effects in the Company’s Statement of Operations as a result of these audits.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

75

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company did not have any operating loss, tax credit or CAMT credit carry forwards available for tax purposes. For the years ended December 2024, 2023, and 2022, the Company’s income taxes incurred in current and prior years that will be available for recoupment in the event of future net losses were as follows (in millions):

	$
Year
2024		$—
2023		$—
2022		$21

The Inflation Reduction Act (“IRA”) of 2022 was enacted on August 16, 2022. The IRA includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income set forth on the applicable financial statement of an applicable corporation. The NAIC adopted Interpretation (“INT”) 23-03 to apply to December 31, 2023 and subsequent years. The Company has determined as of the reporting date that it will be an applicable corporation but will not be liable for CAMT for the reporting year. The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for valuation allowance for its non-CAMT DTA’s. As the subsidiary that is a member of a controlled group of corporations that file a consolidated return, any CAMT liability will be borne by the parent.

At December 31, 2024 and 2023, the Company recorded a current income tax receivable of $55 million and tax payable of $23 million, respectively, which is included in Other liabilities in the accompanying Statutory Statements of Financial Position.

At December 31, 2024, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the Internal Revenue Code.

NOTE 17—CAPITAL AND SURPLUS

Capitalization

The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.

The Company did not receive a capital contribution from New York Life for the years ended December 31, 2024, 2023, and 2022.

Other Surplus Adjustments

Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2024, 2023 and 2022, principally include the effects of the following (in millions):

	$		$		$
	2024		2023		2022
Surplus withdrawn from separate accounts		$47		$58		$48
Changes in surplus relating to separate accounts		(44)		(74)		(29)
Change in liability for reinsurance in unauthorized companies		3		2		(2)

Total		$6		$(14)		$17

76

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 17—CAPITAL AND SURPLUS (continued)

Nonadmitted Assets

Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

Special Surplus Funds

At December 31, 2024, the Company had special surplus funds of $544 million (includes $528 million in the General Account and $16 million from Separate Accounts) due to the admittance of negative IMR. Refer to Note 6 - Investments for a more detailed discussion on Admitted Negative IMR.

NOTE 18—DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, not to exceed 30 percent of its surplus to policyholders as of the immediately preceding calendar year, of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2024, the amount of earned surplus of the Company available for the payment of dividends was $3,406 million. The maximum amount of dividends that may be paid in 2025 without prior notice to or approval of the Commissioner is $842 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. For the years ended December 31, 2024, 2023 and 2022, the Company paid cash dividends to its sole stockholder, New York Life, of $890 million, $0 million, and $400 million, respectively.

NOTE 19—WRITTEN PREMIUMS

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2024 and 2023 were as follows (in millions):

	$		$		$	$		$
	2024					2023
	Gross		Net of Loading			Gross		Net of Loading
Group life(1)		$417		$417			$441		$441

Total		$417		$417			$441		$441

(1) Represents reinsurance premiums assumed from LINA. Refer to Note 13 - Reinsurance for more details.

77

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19—WRITTEN PREMIUMS (continued)

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium, net of reinsurance that is due and unpaid at the reporting date. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

Based upon the Company experience, the amount of premiums that may become uncollectible and result in a potential loss is not material to the Company’s financial position. At December 31, 2024 and 2023, the Company had less than $1 million of uncollected premiums, respectively, that were nonadmitted as they were over 90 days past due.

The Company did not have any direct premium written/produced by a single managing general agent/third-party administrator that was equal to or greater than 5% of surplus for the years ended December  31, 2024 and 2023, respectively.

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The Company does not have any loan-backed and structured securities, which are other-than-temporarily impaired where the Company intends to sell, or does not have the intent and ability to hold until recovery, at December 31, 2024.

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
059469AF3	$388	$379	$9	$379	$351	12/31/2024
05953YAA9	1,978	1,971	7	1,971	1,824	12/31/2024
1248MBAJ4	2,277	2,264	13	2,264	1,956	12/31/2024
1248MBAL9	637	633	4	633	550	12/31/2024
12628KAF9	389	374	16	374	330	12/31/2024
12628LAJ9	70	66	4	66	62	12/31/2024
126384AQ9	11	11	0	11	10	12/31/2024
12638PAE9	658	653	6	653	529	12/31/2024
12667FJ55	549	546	3	546	492	12/31/2024
12667G6W8	672	666	6	666	596	12/31/2024
12667GXM0	609	596	13	596	544	12/31/2024
12667GXN8	214	209	5	209	194	12/31/2024
12668AMN2	718	711	7	711	633	12/31/2024
126694DT2	169	166	3	166	138	12/31/2024
17309YAF4	301	300	1	300	267	12/31/2024
225470S95	245	243	2	243	181	12/31/2024
3622E8AC9	1,419	1,391	29	1,391	1,273	12/31/2024
3622E8AF2	672	656	17	656	610	12/31/2024

78

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
3622ELAG1	144	141	3	141	130	12/31/2024
3622EUAB2	260	259	2	259	244	12/31/2024
3622EUAC0	563	560	4	560	533	12/31/2024
3622MPAT5	12	12	0	12	11	12/31/2024
362334MD3	32	32	0	32	28	12/31/2024
362375AF4	312	308	4	308	300	12/31/2024
36244SAC2	1,950	1,922	28	1,922	1,713	12/31/2024
36244SAF5	1,187	1,172	15	1,172	1,064	12/31/2024
45660LSY6	1,516	1,416	100	1,416	1,361	12/31/2024
466247ZQ9	235	233	2	233	199	12/31/2024
46627MEA1	506	489	17	489	442	12/31/2024
46628BBD1	97	95	1	95	72	12/31/2024
46628SAE3	1,059	1,029	30	1,029	979	12/31/2024
46628SAG8	752	731	21	731	705	12/31/2024
46630MAG7	225	222	3	222	189	12/31/2024
53947LAG3	15,033	12,287	2,746	12,287	15,033	12/31/2024
57643MCG7	64	64	0	64	63	12/31/2024
61749EAD9	1,230	1,213	17	1,213	1,085	12/31/2024
61749EAE7	352	347	5	347	313	12/31/2024
61749EAH0	387	382	5	382	338	12/31/2024
61750YAD1	757	741	16	741	719	12/31/2024
61750YAE9	106	104	2	104	103	12/31/2024
61750YAJ8	204	200	4	200	195	12/31/2024
61751DAE4	220	211	9	211	185	12/31/2024
61751JAH4	623	610	13	610	570	12/31/2024
61751JAJ0	620	607	13	607	570	12/31/2024
61752RAJ1	427	418	9	418	406	12/31/2024
61752RAM4	416	408	9	408	397	12/31/2024
65537BAC4	1,201	1,179	22	1,179	1,091	12/31/2024
65537BAF7	782	768	14	768	713	12/31/2024
69336RBS8	8	6	2	6	1	12/31/2024
75970HAD2	30	30	0	30	29	12/31/2024
76110VSU3	9	8	0	8	8	12/31/2024
76114CAD8	167	166	1	166	151	12/31/2024
76114QAC9	49	48	1	48	43	12/31/2024
007034BN0	179	160	19	160	157	9/30/2024
059469AF3	397	392	5	392	376	9/30/2024
12627HAK6	340	339	1	339	306	9/30/2024
12628KAF9	401	392	9	392	353	9/30/2024
12628LAJ9	73	70	3	70	65	9/30/2024
12629EAD7	550	533	17	533	425	9/30/2024

79

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
126384AQ9	11	11	0	11	11	9/30/2024
12667FJ55	565	551	13	551	506	9/30/2024
12667G6W8	691	685	7	685	621	9/30/2024
12667GXM0	625	614	11	614	562	9/30/2024
12667GXN8	219	215	4	215	200	9/30/2024
126694DT2	141	139	2	139	113	9/30/2024
17309BAB3	75	73	2	73	70	9/30/2024
225470S95	247	245	2	245	187	9/30/2024
36228F3Q7	1	1	0	1	1	9/30/2024
3622ELAG1	147	144	3	144	134	9/30/2024
3622MPAT5	12	12	0	12	11	9/30/2024
362334MD3	33	33	0	33	30	9/30/2024
362375AF4	316	313	3	313	309	9/30/2024
36242DD26	259	258	1	258	254	9/30/2024
36244SAC2	2,012	1,968	44	1,968	1,795	9/30/2024
36244SAF5	1,225	1,198	27	1,198	1,115	9/30/2024
466247ZQ9	240	235	5	235	207	9/30/2024
46627MEA1	520	515	5	515	466	9/30/2024
46628BBD1	100	97	3	97	73	9/30/2024
46628SAE3	1,081	1,072	10	1,072	1,040	9/30/2024
46628SAG8	768	761	7	761	749	9/30/2024
46630MAG7	230	228	2	228	200	9/30/2024
53947LAG3	15,891	15,054	836	15,054	15,054	9/30/2024
53948TAD2	10,182	0	10,182	0	0	9/30/2024
61749EAD9	1,269	1,241	28	1,241	1,150	9/30/2024
61749EAE7	363	355	8	355	332	9/30/2024
61749EAH0	399	392	7	392	358	9/30/2024
61750YAB5	30	29	0	29	29	9/30/2024
61750YAD1	769	757	12	757	739	9/30/2024
61750YAE9	108	106	2	106	105	9/30/2024
61750YAJ8	208	204	3	204	201	9/30/2024
61751JAH4	630	630	0	630	590	9/30/2024
61751JAJ0	626	626	0	626	590	9/30/2024
61752RAH5	217	212	4	212	205	9/30/2024
61752RAJ1	480	470	9	470	458	9/30/2024
61752RAM4	462	452	11	452	441	9/30/2024

80

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
65537BAC4	1,224	1,210	14	1,210	1,135	9/30/2024
65537BAF7	797	788	9	788	742	9/30/2024
69336RBS8	9	8	2	8	3	9/30/2024
75970HAD2	65	64	1	64	65	9/30/2024
76110VSU3	11	9	2	9	9	9/30/2024
76114QAC9	49	49	0	49	44	9/30/2024
L2287*AA5	3,871	3,417	454	3,417	3,596	9/30/2024
L2287*AB3	2,688	2,302	386	2,302	2,422	9/30/2024
L2287*AC1	9,264	7,944	1,319	7,944	8,360	9/30/2024
12544TAH7	296	224	72	224	293	6/30/2024
12628KAF9	407	404	3	404	355	6/30/2024
12628LAJ9	75	74	1	74	68	6/30/2024
12667FJ55	566	565	1	565	493	6/30/2024
12667G6W8	711	705	6	705	617	6/30/2024
12668AMN2	771	769	2	769	679	6/30/2024
126694DT2	151	142	9	142	111	6/30/2024
17029PAA3	619	607	13	607	607	6/30/2024
17309BAB3	77	76	1	76	69	6/30/2024
17309YAF4	311	309	1	309	270	6/30/2024
36228F3Q7	2	2	0	2	2	6/30/2024
3622E8AC9	1,493	1,442	51	1,442	1,245	6/30/2024
3622E8AF2	706	680	26	680	602	6/30/2024
3622ELAG1	149	148	1	148	131	6/30/2024
3622EUAB2	266	262	4	262	249	6/30/2024
3622EUAC0	575	567	8	567	543	6/30/2024
362334MD3	34	33	1	33	29	6/30/2024
36242DD26	288	262	26	262	246	6/30/2024
36244SAC2	2,047	2,044	3	2,044	1,801	6/30/2024
36244SAF5	1,272	1,244	28	1,244	1,119	6/30/2024
45660LSY6	1,615	1,594	21	1,594	1,465	6/30/2024
46628SAE3	1,112	1,085	27	1,085	1,016	6/30/2024
46628SAG8	790	771	19	771	732	6/30/2024
46630MAG7	233	232	1	232	197	6/30/2024
57643MCG7	66	66	0	66	66	6/30/2024
61749EAD9	1,312	1,280	32	1,280	1,139	6/30/2024
61749EAE7	375	366	9	366	329	6/30/2024

81

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
61749EAH0	413	403	10	403	354	6/30/2024
61750YAB5	30	30	0	30	29	6/30/2024
61750YAD1	776	772	4	772	721	6/30/2024
61750YAE9	109	108	1	108	103	6/30/2024
61750YAJ8	210	208	1	208	196	6/30/2024
61751DAE4	225	225	1	225	192	6/30/2024
61751JAH4	642	634	8	634	579	6/30/2024
61751JAJ0	638	630	8	630	579	6/30/2024
61752RAH5	221	219	2	219	202	6/30/2024
61752RAJ1	490	485	4	485	450	6/30/2024
61752RAM4	471	467	4	467	435	6/30/2024
65537BAC4	1,233	1,232	1	1,232	1,037	6/30/2024
65537BAF7	803	802	1	802	678	6/30/2024
69336RBS8	10	9	1	9	4	6/30/2024
75970HAD2	96	95	1	95	93	6/30/2024
76110VSU3	12	11	1	11	10	6/30/2024
76114QAC9	49	49	0	49	43	6/30/2024
059469AF3	497	403	93	403	376	3/31/2024
059515AE6	384	383	0	383	373	3/31/2024
05953YAA9	2,202	2,084	118	2,084	1,894	3/31/2024
1248MBAJ4	2,678	2,416	262	2,416	2,129	3/31/2024
1248MBAL9	754	675	78	675	598	3/31/2024
12627HAK6	443	345	98	345	306	3/31/2024
12628KAF9	563	413	150	413	372	3/31/2024
12628LAJ9	112	76	37	76	70	3/31/2024
12629EAD7	651	567	84	567	448	3/31/2024
126384AQ9	15	12	3	12	11	3/31/2024
12638PAE9	754	668	87	668	542	3/31/2024
12667FJ55	677	583	94	583	519	3/31/2024
12667G6W8	744	722	22	722	643	3/31/2024
12667G7X5	350	325	25	325	315	3/31/2024
12667GXM0	686	660	26	660	587	3/31/2024
12667GXN8	240	231	9	231	209	3/31/2024
12668AMN2	800	782	18	782	696	3/31/2024
126694DT2	284	225	60	225	194	3/31/2024
161546GK6	1,184	1,184	0	1,184	1,117	3/31/2024

82

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
17029PAA3	636	619	16	619	619	3/31/2024
17309BAB3	86	78	8	78	71	3/31/2024
17309YAF4	326	314	12	314	275	3/31/2024
225470S95	266	249	17	249	178	3/31/2024
3622E8AC9	1,751	1,507	245	1,507	1,268	3/31/2024
3622E8AF2	868	713	156	713	614	3/31/2024
3622ELAG1	191	150	41	150	136	3/31/2024
3622EUAB2	334	268	66	268	253	3/31/2024
3622EUAC0	733	580	153	580	551	3/31/2024
3622MPAT5	13	13	0	13	11	3/31/2024
362334MD3	417	351	66	351	364	3/31/2024
362375AF4	440	321	119	321	321	3/31/2024
36244SAC2	2,280	2,075	205	2,075	1,836	3/31/2024
36244SAF5	1,419	1,290	129	1,290	1,141	3/31/2024
45660LSY6	1,659	1,631	28	1,631	1,504	3/31/2024
466247ZQ9	261	244	17	244	210	3/31/2024
46627MEA1	546	535	11	535	487	3/31/2024
46628SAE3	1,342	1,126	216	1,126	1,048	3/31/2024
46628SAG8	966	800	166	800	755	3/31/2024
46630MAG7	256	239	17	239	205	3/31/2024
57643MCG7	83	82	1	82	83	3/31/2024
61749EAD9	1,565	1,321	244	1,321	1,219	3/31/2024
61749EAE7	435	378	57	378	350	3/31/2024
61749EAH0	468	415	53	415	378	3/31/2024
61750YAB5	539	442	97	442	454	3/31/2024
61750YAD1	949	784	166	784	738	3/31/2024
61750YAE9	134	110	24	110	105	3/31/2024
61750YAJ8	256	212	45	212	200	3/31/2024
61751DAE4	254	227	26	227	196	3/31/2024
61751JAH4	824	652	173	652	598	3/31/2024
61751JAJ0	819	648	171	648	598	3/31/2024
61752RAH5	255	223	32	223	206	3/31/2024
61752RAJ1	569	495	75	495	459	3/31/2024
61752RAM4	561	476	85	476	443	3/31/2024
61946UAA0	5,332	5,330	2	5,330	5,085	3/31/2024
61947DAA7	2,956	2,921	35	2,921	2,464	3/31/2024

83

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
65537BAC4	1,449	1,249	200	1,249	1,067	3/31/2024
65537BAF7	949	813	136	813	697	3/31/2024
69336QAL6	398	352	46	352	387	3/31/2024
69336RBS8	16	10	6	10	5	3/31/2024
69337VAE0	1,049	774	276	774	826	3/31/2024
75970HAD2	94	89	5	89	88	3/31/2024
76110VSU3	135	12	123	12	11	3/31/2024
76114CAD8	181	177	3	177	153	3/31/2024
76114QAC9	52	49	3	49	44	3/31/2024
87222PAD5	186	124	63	124	139	3/31/2024

Subtotal - General Account	XXX	XXX	$22,261	XXX	XXX

Guaranteed Separate Accounts
059469AF3	65	63	1	63	59	12/31/2024
1248MBAL9	98	97	1	97	85	12/31/2024
12628KAF9	51	49	2	49	43	12/31/2024
126384AQ9	11	11	0	11	10	12/31/2024
17309YAF4	196	196	0	196	174	12/31/2024
3622E8AC9	30	30	1	30	27	12/31/2024
3622MPAT5	12	12	0	12	11	12/31/2024
36244SAC2	107	105	2	105	94	12/31/2024
36244SAF5	98	97	1	97	89	12/31/2024
61749EAD9	55	54	1	54	48	12/31/2024
61749EAE7	27	27	0	27	24	12/31/2024
61749EAH0	83	82	1	82	72	12/31/2024
61750YAE9	26	26	1	26	26	12/31/2024
61750YAJ8	77	75	2	75	73	12/31/2024
61751DAE4	31	30	1	30	26	12/31/2024
75970HAD2	4	4	0	4	4	12/31/2024
76110VSU3	0	0	0	0	0	12/31/2024
059469AF3	66	65	1	65	63	9/30/2024
12627HAK6	60	60	0	60	54	9/30/2024
12628KAF9	52	51	1	51	46	9/30/2024
126384AQ9	11	11	0	11	11	9/30/2024
3622MPAT5	12	12	0	12	11	9/30/2024
36244SAC2	110	108	2	108	98	9/30/2024
36244SAF5	101	99	2	99	93	9/30/2024
61749EAD9	56	55	1	55	51	9/30/2024
61749EAE7	28	27	1	27	26	9/30/2024
61749EAH0	85	84	1	84	77	9/30/2024
61750YAE9	27	26	0	26	26	9/30/2024

84

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
61750YAJ8	78	77	1	77	75	9/30/2024
75970HAD2	7	7	0	7	7	9/30/2024
76110VSU3	0	0	0	0	0	9/30/2024
12628KAF9	53	53	0	53	46	6/30/2024
17309YAF4	202	202	1	202	176	6/30/2024
3622E8AC9	32	31	1	31	26	6/30/2024
36244SAC2	112	112	0	112	99	6/30/2024
36244SAF5	106	103	3	103	93	6/30/2024
61749EAD9	58	57	1	57	51	6/30/2024
61749EAE7	29	28	1	28	25	6/30/2024
61749EAH0	88	86	2	86	76	6/30/2024
61750YAE9	27	27	0	27	26	6/30/2024
61750YAJ8	79	78	0	78	73	6/30/2024
61751DAE4	32	32	0	32	27	6/30/2024
75970HAD2	11	11	0	11	11	6/30/2024
059469AF3	82	67	15	67	63	3/31/2024
059515AE6	49	49	0	49	48	3/31/2024
1248MBAL9	116	104	12	104	92	3/31/2024
12627HAK6	78	61	17	61	54	3/31/2024
12628KAF9	73	54	20	54	49	3/31/2024
126384AQ9	15	12	3	12	11	3/31/2024
17309YAF4	213	205	8	205	179	3/31/2024
3622E8AC9	37	32	5	32	27	3/31/2024
3622MPAT5	13	13	0	13	11	3/31/2024
362334MD3	29	24	5	24	25	3/31/2024
36244SAC2	124	114	11	114	101	3/31/2024
36244SAF5	118	107	10	107	95	3/31/2024
61749EAD9	69	59	11	59	54	3/31/2024
61749EAE7	33	29	4	29	27	3/31/2024
61749EAH0	100	89	11	89	81	3/31/2024
61750YAB5	62	51	11	51	53	3/31/2024
61750YAE9	33	27	6	27	26	3/31/2024
61750YAJ8	96	79	16	79	75	3/31/2024
61751DAE4	36	32	4	32	28	3/31/2024
61946UAA0	346	346	0	346	330	3/31/2024
61947DAA7	602	595	7	595	502	3/31/2024
75970HAD2	12	11	1	11	11	3/31/2024
76110VSU3	1	0	1	0	0	3/31/2024

Subtotal - Guaranteed Separate Accounts	XXX	XXX	$ 215	XXX	XXX
Grand Total	XXX	XXX	$22,476	XXX	XXX

(1) Only the impaired lots within each CUSIP are included within this table.

(2) CUSIP amounts less than $1 thousand within this table are shown as zero.

85

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 21—SUBSEQUENT EVENTS

At February 28, 2025, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.

86

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AG 43	Actuarial Guideline 43 CARVM for variable annuities
AVR	Asset valuation reserve
CARES Act	Coronavirus Aid, Relief, and Economic Security Act
CAMT	Corporate Alternative Minimum Tax
CARVM	Commissioners’ Annuity Reserve Valuation Method
COLI	Corporate owned life insurance
CRVM	Commissioners’ Reserve Valuation Method
CSAs	Credit support annexes
DTA(s)	Deferred tax asset(s)
DTL(s)	Deferred tax liability(ies)
ETFs	Exchange traded funds
FHLB	Federal Home Loan Bank
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
INT	Interpretation 23-01 adopted by the NAIC
IRA	The Inflation Reduction Act of 2022
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LINA	Life Insurance Company of North America
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLGICNY	New York Life Group Insurance Company of NY
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYSDFS	New York State Department of Financial Services
OTC	Over-the-counter
OTC-bilateral	Over-the-counter bilateral agreements
OTC-cleared	Over-the-counter clearinghouse
OTTI	Other-than-temporary impairment(s)

87

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
PBR	Principle-based reserving
SEC	U.S. Securities and Exchange Commission
SSAP	Statement of Statutory Accounting Principles
SVO	Securities Valuation Office
Taiwan Branch	NYLIAC’s former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TDR	Troubled debt restructuring
The Commissioner	Delaware Insurance Commissioner
The Company	New York Life Insurance and Annuity Corporation
The Department	Delaware State Insurance Department
The Fund	The MainStay VP Funds Trust
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VM-20	Valuation manual requirements for PBR for individual life products
VM-21	Valuation manual requirements for PBR for variable annuity products
VM-22	Valuation manual requirements for maximum valuation interest rates for income annuities
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.

88

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

At and for the Year Ended December 31, 2024

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$154,996,752
Other bonds (unaffiliated)	4,096,099,869
Bonds of affiliates	224,579,068
Preferred stocks (unaffiliated)	297,593
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	15,843,650
Common stocks of affiliates	—
Mortgage loans	808,506,316
Real estate	17,216,456
Premium notes, policy loans and liens	55,958,955
Cash on hand and on deposit	9,340,448
Short-term investments	149,800,467
Derivative instruments	132,772,019
Other invested assets	133,934,943
Aggregate write-ins for investment income	9,558,202

Gross investment income	$5,808,904,738

Real Estate Owned - Book Value less Encumbrances	$88,883,285

Mortgage Loans - Book Value:
Residential mortgages	$3,700,493
Commercial mortgages	17,127,628,851
Mezzanine real estate loans	318,881,363

Total mortgage loans	$17,450,210,707

Mortgage Loans by Standing - Book Value:
Good standing	$17,351,596,853

Good standing with restructured terms	$16,627,560

Interest overdue more than 90 days, not in foreclosure	$78,086,294

Foreclosures in process	$3,900,000

Other Invested Assets - Statement Value	$3,739,246,706

Collateral Loans	$—

89

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$3,297,517,367

Preferred stocks	$—

Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$13,961,345,484
Over one year through five years	37,459,791,690
Over five years through 10 years	24,870,504,035
Over 10 years through 20 years	10,903,477,350
Over 20 years	18,347,977,375

Total by maturity	$105,543,095,934

Bonds by NAIC designation - statement value
NAIC 1	$64,325,997,168
NAIC 2	36,018,092,870
NAIC 3	3,212,437,336
NAIC 4	1,682,781,142
NAIC 5	261,983,718
NAIC 6	41,803,700

Total by NAIC designation	$105,543,095,934

Total bonds publicly traded	$54,035,765,861

Total bonds privately placed	$51,507,330,073

Preferred Stocks - Statement Value	$43,090,425

Common Stocks - Fair Value	$732,344,920

Short-Term Investments - Book Value	$149,971,684

Options, Caps and Floors Owned - Statement Value	$349,742,102

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$898,007,186

Future Contracts Open - Current Value	$(45,675)

Cash on Deposit	$(184,274,598)

90

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—

Ordinary	$183,615,071

Credit life	$—

Group life	$752,804,079

Amount of Accidental Death Insurance In-Force Under Ordinary Policies (in thousands):	$741,272

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—

Ordinary	$14,473,088

Credit life	$—

Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$288,184,521

Income payable	$53,254,933

Ordinary - involving life contingencies
Income payable	$53,465,292

Group - not involving life contingencies
Amount on deposit	$—

Income payable	$—

Group - involving life contingencies
Income payable	$—

Annuities:
Ordinary
Immediate - amount of income payable	$2,263,782,716

Deferred - fully paid account balance	$57,002,887,362

Deferred - not fully paid - account balance	$38,845,709,942

Group
Amount of income payable	$78,082,654

Fully paid account balance	$962,527

Not fully paid - account balance	$—

91

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—

Group	$—

Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$353,014,976

Dividend accumulations - account balance	$—

Claim Payments 2024 (in thousands):
Group accident and health - year ended December 31, 2024
2024	$—

2023	$—

2022	$—

2021	$—

2020	$—

Prior	$—

Other accident and health
2024	$—

2023	$—

2022	$—

2021	$—

2020	$—

Prior	$—

Other coverages that use developmental methods to calculate claims reserves (in thousands):

2024	$964

2023	$938

2022	$1,010

2021	$926

2020	$956

Prior	$69

92

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE

At and for the Year Ended December 31, 2024

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$5,127,012,624	3.937%	$5,127,012,624		$5,127,012,624	3.938%
All other governments	260,306,826	0.200	260,306,826		260,306,826	0.200
U.S. states, territories and possessions, etc. guaranteed		—			—	—
U.S. political subdivisions of states, territories, and possessions, guaranteed		—			—	—
U.S. special revenue and special assessment obligations, etc. non-guaranteed	9,344,754,153	7.176	9,344,754,153		9,344,754,153	7.178
Industrial and miscellaneous	82,956,864,530	63.704	82,956,864,530		82,956,864,530	63.718
Hybrid securities		—			—	—
Parent, subsidiaries and affiliates	3,297,517,367	2.532	3,297,517,367		3,297,517,367	2.533
SVO identified funds	562,434,306	0.432	562,434,306		562,434,306	0.432
Unaffiliated Bank loans	583,712,531	0.448	583,712,531		583,712,531	0.448
Unaffiliated Certificates of deposit		—			—	—
Total long-term bonds	102,132,602,337	78.429	102,132,602,337	—	102,132,602,337	78.446
Preferred Stocks:		—				—
Industrial and miscellaneous (Unaffiliated)	43,090,425	0.033	43,090,425		43,090,425	0.033
Parent, subsidiaries and affiliates		—			—	—
Total preferred stocks	43,090,425	0.033	43,090,425	—	43,090,425	0.033
Common Stock:
Industrial and miscellaneous
Publicly traded (Unaffiliated)	336,811,186	0.259	336,811,186		336,811,186	0.259
Industrial and miscellaneous Other (Unaffiliated)	34,445,537	0.026	34,445,537		34,445,537	0.026
Parent, subsidiaries and affiliates Publicly traded		—			—	—
Parent, subsidiaries and affiliates Other		—			—	—
Mutual funds	100,628,975	0.077	100,628,975		100,628,975	0.077
Unit investment trusts		—			—	—
Closed-end funds		—			—	—
Exchange traded funds	260,459,229	0.200	260,459,229		260,459,229	0.200
Total common stocks	732,344,927	0.562	732,344,927	—	732,344,927	0.563
Mortgage loans:
Farm mortgages		—			—	—
Residential mortgages	3,700,493	0.003	3,700,493		3,700,493	0.003
Commercial mortgages	17,127,628,851	13.153	17,127,628,851		17,127,628,851	13.155
Mezzanine real estate loans	318,881,363	0.245	318,881,363		318,881,363	0.245
Total valuation allowance		—			—	—
Total mortgage loans	17,450,210,707	13.400	17,450,210,707	—	17,450,210,707	13.403

93

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE (continued)

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Real Estate:
Properties occupied by company		—			—	—
Properties held for production of income	88,883,285	0.068	88,883,285		88,883,285	0.068
Properties held for sale		—			—	—
Total real estate	88,883,285	0.068	88,883,285	—	88,883,285	0.068
Cash, cash equivalents and short-term investments:
Cash	(184,274,598)	(0.142)	(184,274,598)		(184,274,598)	(0.142)
Cash equivalents	3,397,559,803	2.609	3,397,559,805		3,397,559,805	2.610
Short-term investments	149,971,683	0.115	149,971,684		149,971,684	0.115
Total cash, cash equivalents and short-term investments	3,363,256,888	2.583	3,363,256,891	—	3,363,256,891	2.583
Contract loans	1,045,509,995	0.803	1,024,304,990		1,024,304,990	0.787
Derivatives	1,519,143,792	1.167	1,519,143,792		1,519,143,792	1.167
Other invested assets	3,746,378,080	2.877	3,739,246,706		3,739,246,706	2.872
Receivables for securities	107,878	—	107,878		107,878	—
Securities lending		—			—	—
Other invested assets	100,785,016	0.077	100,785,016		100,785,016	0.077

Total invested assets	$130,222,313,330	100.000%	$130,193,976,954	$—	$130,193,976,954	100.000%

94

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES

At and for the Year Ended December 31, 2024

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1. Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $144,458,065,137

2. Ten largest exposures to a single issuer/borrower/investment.

Issuer	Description of Exposure	Amount	Percentage of Admitted Assets
MADISON CAPITAL FUNDING LLC	Affiliated Bonds/Limited Partnerships	$3,641,046,901	2.52%
WELLS FARGO	Bonds/Equity	$1,087,239,209	0.75%
JP MORGAN	Bonds/Equity	$958,568,597	0.66%
EXETER PROPERTY GROUP, LLC	Mortgage Loans	$799,965,730	0.55%
MORGAN STANLEY	Bonds/Equity	$787,492,882	0.55%
NYLIM HOLDINGS NOTE	Affiliated Bonds	$762,000,000	0.53%
CITI GROUP	Bonds/Equity	$728,842,478	0.50%
GIC REAL ESTATE	Mortgage Loans	$612,342,481	0.42%
BLACKSTONE	Mortgage Loans/Bonds	$499,562,110	0.35%
GS MORTGAGE	Bonds	$478,952,007	0.33%

3. Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$64,325,997,169	44.53%	P/RP - 1	$—	—%
NAIC – 2	$36,018,092,871	24.93%	P/RP - 2	$14,852,000	0.01%
NAIC – 3	$3,212,437,336	2.22%	P/RP - 3	$—	—%
NAIC – 4	$1,682,781,142	1.16%	P/RP - 4	$—	—%
NAIC – 5	$261,983,718	0.18%	P/RP - 5	$138,543	—%
NAIC – 6	$41,803,700	0.03%	P/RP - 6	$28,099,882	0.02%

95

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

4. Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10
Total admitted assets held in foreign investments	$18,186,160,258	12.59%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
Countries rated NAIC-1	$17,104,853,188	11.84%
Countries rated NAIC-2	$829,858,811	0.57%
Countries rated NAIC-3 or below	$251,448,260	0.17%
6. Largest foreign investment exposures by country, categorized by NAIC sovereign rating:
Countries rated NAIC-1:
UNITED KINGDOM	$4,901,108,250	3.39%
CAYMAN ISLANDS	$3,491,295,634	2.42%
Countries rated NAIC-2:
MEXICO	$282,342,775	0.20%
INDONESIA	$127,741,415	0.09%
Countries rated NAIC-3 or below:
COLOMBIA	$72,753,786	0.05%
BARBADOS	$40,581,633	0.03%
7. Aggregate unhedged foreign currency exposure	$186,833,780	0.12%
8. Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:	$175,696,599	0.12%
Countries rated NAIC-2:	$9,581,303	0.01%
Countries rated NAIC-3 or below:	$1,555,878	0.00%
9. Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:
LUXEMBOURG	$60,505,571	0.04%
AUSTRALIA	$37,526,791	0.03%
Countries rated NAIC-2:
INDIA	$4,560,425	—%
ITALY	$3,723,087	—%
Countries rated NAIC-3 or below:
BRAZIL	$909,831	—%
SOUTH AFRICA	$646,047	—%
10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

96

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Issuer	NAIC Rating
UBS GROUP AG	1.G	$179,594,589	0.12%
BARCLAYS PLC	2.A FE	$150,513,062	0.10%
INTERTEK GROUP PLC	2.A	$149,550,005	0.10%
OCP CLO LTD OCP_24-31	1.A FE	$141,158,000	0.10%
BALLYROCK CLO LTD BALLY_23-23A	1.A FE	$140,000,000	0.10%
MITSUBISHI UFJ FINANCIAL GROUP	1.G	$133,457,497	0.09%
BPCE SA	1.G	$133,225,620	0.09%
BANCO SANTANDER SA	2.A	$129,672,726	0.09%
BASF SE	1.G FE	$127,116,206	0.09%
TRITAX BIG BOX REIT PLC	2.A	$125,553,091	0.09%

11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?

Yes [] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC)	$1,372,047,379	0.95%
STONE RIDGE HOLDINGS GROUP LLC	$254,252,043	0.18%
TRISTAN INCOME PLUS STRATEGY ONE SCSP	$96,810,583	0.07%
CURZON CAPITAL PARTNERS 5 LONG-LIFE LP	$82,580,206	0.06%
MSSDF MEMBER LLC	$80,567,538	0.06%
MACKAY SHIELDS EMERGING MARKETS DEBT PORTFOLIO	$52,578,665	0.04%
NYLIC HKP MEMBER LLC	$48,374,880	0.03%
FLYBRIDGE CAPITAL PARTNERS IV, L.P.	$47,464,947	0.03%
GOLDPOINT MEZZANINE PARTNERS IV, LP	$43,442,442	0.03%
REEP-RTL NPM GA LLC	$39,992,455	0.03%

97

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [  ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05. Aggregate statement value of investments held in nonaffiliated, privately placed equities Largest three investments held in nonaffiliated, privately placed equities:

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Nondiversified
STONE RIDGE	$916,246,008	$—	$916,246,008
BLACKROCK ADVISORS, LLC	$563,142,134	$563,142,134	$—
THE VANGUARD GROUP, INC.	$234,027,813	$234,027,813	$—
APOGEM CAPITAL	$164,116,441	$—	$164,116,441
NYL INVESTORS LLC - REAL ESTATE INVESTORS	$112,365,114	$—	$112,365,114
CANDRIAM LUXEMBOURG	$101,976,317	$—	$101,976,317
MACKAY	$84,107,066	$—	$84,107,066
FIDELITY MANAGEMENT & RESEARCH COMPANY	$30,000,100	$30,000,100	$—
EQT	$26,218,604	$—	$26,218,604
INDEXIQ ADVISORS LLC	$25,823,588	$25,823,588	$—

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

98

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Type ( Residential, Commercial, Agricultural)
COMMERCIAL	$306,245,000	0.21%
COMMERCIAL	$257,320,000	0.18%
COMMERCIAL	$247,100,000	0.17%
COMMERCIAL	$245,825,204	0.17%
COMMERCIAL	$245,426,985	0.17%
COMMERCIAL	$229,022,481	0.16%
COMMERCIAL	$224,516,000	0.16%
COMMERCIAL	$221,730,000	0.15%
COMMERCIAL	$219,484,000	0.15%
COMMERCIAL	$180,800,000	0.13%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$631,903,120	0.44%
Mortgage loans over 90 days past due	$37,067,063	0.03%
Mortgage loans in the process of foreclosure	$3,900,000	—%
Mortgage loans foreclosed	$30,600,000	0.02%
Restructured mortgage loans	$57,646,791	0.04%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$169,625,018	0.12%	$—	—%
91% to 95%	$—	—%	$280,338,392	0.19%	$—	—%
81% to 90%	$—	—%	$433,909,306	0.30%	$—	—%
71% to 80%	$—	—%	$1,634,614,378	1.13%	$—	—%
Below 70%	$3,700,493	—%	$14,928,023,120	10.33%	$—	—%

18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets    Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets    Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

99

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

20. Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$1,010,289,236	0.70%	$1,023,526,289	$1,025,442,627	$990,942,208
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$459,711,000	0.32%	$465,344,000	$460,189,000	$457,511,000
Dollar repurchase agreements	$—	—%	$—	$—	$—
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—

21. Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$349,742,102	0.24%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%

22. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$253,683,306	0.18%	$234,566,592	$257,510,485	$254,590,474
Income generation	$—	—%	$—	$—	$—
Replications	$276,311,225	0.19%	$276,979,696	$276,583,500	$276,453,767
Other	$—	—%	$—	$—	$—

23. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$832,817	—%	$15,609,113	$870,500	$1,066,000
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

100

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 4—SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS

At and for the Year Ended December 31, 2024

1.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.

None

2.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A- 791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

None

3.	Ceded Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a.

Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b.	Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4.

Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R, including any new assumption reinsurance contracts.

None

5.

Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under U.S. generally accepted accounting principles (GAAP); or

None

b.	Accounted for that contract as reinsurance under U.S. GAAP and as a deposit under SAP. If yes, explain why the contract (s) is treated different for GAAP and SAP.

None

101

The representation as to the reasonableness of aggregate fees and charges.
The signatures.
Written consents of the following persons (filed herewith):
(a) Charles A. Whites, Jr., Esq.
(b) PricewaterhouseCoopers LLP
The following exhibits:
1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in form N-8B-2
(1)
Resolution of the Board of Directors of NYLIAC establishing the Separate Account — Previously filed as
Exhibit 1.(1) to Registrant’s initial Registration Statement on Form S-6, re-filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(1) to Registrant’s Post-Effective Amendment No. 4 on
Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(2)	Not applicable.
(3)(a)(1)
Distribution Agreement between NYLIFE Securities Inc. and NYLIAC — Previously filed as Exhibit 1.(3)(a)
to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate
Account-I (File No. 002-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit 1.(3)(a)(1) to Registrant’s Post-Effective Amendment No. 4 on Form S-6 for NYLIAC Variable
Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(3)(a)(2)
Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC — Previously filed as
Exhibit (3)(a)(2) to Registrant’s Post-Effective Amendment No. 3 on Form S-6 for NYLIAC Variable
Universal Life Separate Account-I (File No. 033-64410), and filed 4/17/96 incorporated herein by reference.

(3)(a)(3)
Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and
Annuity Corporation and NYLIFE Distributors LLC — Previously filed in accordance with Regulation S-T,
17 CFR 232.102(e) as Exhibit (c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC
Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(3)(a)(4)
Amendment to Distribution and Underwriting Agreement, dated March 6, 2015, between New York Life
Insurance and Annuity Corporation and NYLIFE Distributors LLC — Previously filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit(c)(4) to Post-Effective Amendment No. 25 on Form N-6 for
NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/14/2015 and incorporated herein by reference.

(3)(b)	Not applicable.
(3)(c)	Not applicable.
(4)	Not applicable.
(5)
Form of Policy — Previously filed as Exhibit (5) to Registrant’s initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(5) to Registrant’s Post-Effective
Amendment No. 4 on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No.
033-6441 0), filed 4/25/97 and incorporated herein by reference. Rider to the Policy — Previously filed as
Exhibit 1.(5) to Registrant’s Post-Effective Amendment No. 5 on Form S-6 for NYLIAC Variable Universal
Life Separate Account-I (File No. 033-64410), filed 4/10/98 and incorporated herein by reference.

(6)(a)
Restated Certificate of Incorporation of NYLIAC — Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No.  002-86083), re-filed  in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(6)(a) to the initial registration statement on
Form  S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No.
333-07617),  filed 7/3/96 and incorporated herein by reference.

(6)(a)(1)
Amended and Restated Certificate of Incorporation of NYLIAC — Previously filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit 6(a)(1) to Post-Effective Amendment No. 36 to the
registration statement on Form N-4 for the NYLIAC MFA Separate Account - I (File No. 2-86083), filed
4/12/13 and incorporated herein by reference.

(6)(b)(1)
By-Laws of NYLIAC — Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for
NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17
CFR 232.102(e) as Exhibit 1.(6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate
Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2)
Amendments to By-Laws of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit (6)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on
Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(6)(b)(3)
Amended and Restated By-Laws of NYLIAC (effective May 1, 2009) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 6(b)(3) to the registration statement on Form N-4 for the NYLIAC MFA Separate Account—I (File No. 2-86083), filed 4/12/13 and incorporated herein by reference.

(7)	Not applicable.
(8)	Not applicable.
(9)(a)
Powers of Attorney – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (j)(1) to Post-Effective Amendment No. 36 the registration statement on Form N-6 for NYLIAC
Variable Universal Life Separate Account-I (File No. 333-7930 9), filed 12/20/24 and incorporated herein by reference.

(9)(b)
Memorandum describing NYLIAC’s issuance, transfer and redemption procedures for the Policies —
Previously filed as Exhibit 1.(11) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(d) to Registrant’s Post-Effective
Amendment No. 4 on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No.
033-64410), filed 4/25/97 and incorporated herein by reference.

(9)(c)
Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and
NYLIAC dated 9/14/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (h)(22) to Post- Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC
Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 9/15/05, and incorporated herein by reference.

(9)(d)
Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity
Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(26) to Post-Effective Amendment No.
17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life
Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(9)(e)
Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity
Corporation, American Funds Insurance Series and Capital Research and Management Company -
Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(24) to Post-Effective
Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable
Universal Life Separate Account-I (File No. 333- 48300), filed 8/15/06 and incorporated herein by reference.

(9)(f)
Form of Fund Participation Agreement, dated March 25, 2011, and effective as of May 1, 2011, between
BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC, and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(b)(b) to Post-Effective Amendment No.
25 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No.
033-53342), filed 4/14/11 and incorporated herein by reference.

(9)(g)
Form of Participation Agreement among Columbia Funds Variable Series Trust II, Columbia Management
Investment Distributors, Inc. and New York Life Insurance and Annuity Corporation, dated March 1, 2015 -
Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(g)(g) to
Post-Effective Amendment No. 29 to the registration statement on Form N-4 for NYLIAC Variable Annuity
Separate Account-I (File No. 033-53342), filed 4/14/15 and incorporated herein by reference.

(9)(h)
Form of Fund Participation Agreement, dated August 14, 2006, among New York Life Insurance and
Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors,
L.P. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to
Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate
Sponsored Variable Universal Life Separate Account - (File No. 333-4830 0), filed 8/15/06 and incorporated herein by reference.

(9)(i)
Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity
Corporation, DWS Variable Series I, DWS Variable Series II, and DWS Investments VIT Funds, DWS
Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post-Effective Amendment No.
17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life
Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(9)(j)
Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus
Service Corporation and NYLIAC dated 6/1/01 - Previously filed in accordance with Regulation S-T, 17
CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on
Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(9)(k)
Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity
Distributors Corporation and NYLIAC, as amended, dated 11/23/09 - Previously filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to Post-Effective Amendment No. 24 to the
registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342),
filed 4/13/10 and incorporated herein by reference.

(9)(l)
Participation Agreement between Janus Aspen Series and NYLIAC dated 6/20/96 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1(9)(b)(3) to Pre-Effective Amendment No.
1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life
Separate Account-I (File No. 333- 07617), filed 1/2/97 and incorporated herein by reference.

(9)(m)
Form of Participation Agreement among Legg Mason Investor Services, LLC and New York Life
Insurance and Annuity Corporation dated 5/1/07 - Previously filed in accordance with Regulation S-T, 17
CFR 232.102(e) as Exhibit (8)(j)(j) to Post-Effective Amendment No. 31 to the registration statement on
Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-5334 2), filed 4/11/17 and incorporated herein by reference.

(9)(n)
Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA
Series Fund, Inc.) dated 6/4/93 - Previously filed as Exhibit 1.(9) to Registrant’s Pre-Effective Amendment
No. 1 on Form S-6, refiled as Exhibit 1.(9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File
No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(9)(o)
Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP
Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC
Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(9)(p)
Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series
Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the
registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342),
filed 4/10/06 and incorporated herein by reference.

(9)(q)
Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial
Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e)
as Exhibit (8)(j) to Post- Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC
Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(9)(r)
Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset
Management Inc. and NYLIAC dated 6/28/96 - Previously filed in accordance with Regulation S-T, 17
CFR 232.102(e) as Exhibit 1.(9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on
Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No.
333-07617), filed 1/2/97 and incorporated herein by reference.

(9)(s)
Form of Fund Participation Agreement among Neuberger Berman Advisers Management Trust,
Neuberger Berman Management Inc. and NYLIAC dated 6/6/01 - Previously filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed
6/4/01 and incorporated herein by reference.

(9)(t)
Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors
Distributors LLC dated 4/12/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e)
as Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for
NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed
4/14/04 and incorporated herein by reference.

(9)(u)
Participation Agreement, dated June 5, 2007, among New York Life Insurance and Annuity Corporation,
Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc. and Lincoln Investment
Advisors Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (h)(28) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC
Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(9)(v)
Form of Service Agreement by and between AIM Advisors, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(18) to Post-Effective Amendment No.
13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life
Separate Account-I (File No. 333- 48300), filed 9/15/05 and incorporated herein by reference.

(9)(w)
Form of Administrative Services Agreement, dated May 1, 2007, among New York Life Insurance and
Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(23) to Post-Effective Amendment No.
17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life
Separate Account-I (File No. 333- 48300), filed 4/18/07 and incorporated herein by reference.

(9)(x)
Form of Business Agreement, dated August 14, 2006, among New York Life Insurance and Annuity
Corporation, American Funds Distributors, Inc., and Capital Research and Management Company -
Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(21) to Post Effective
Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable
Universal Life Separate Account-I (File No. 333- 48300), filed 8/15/06 and incorporated herein by reference.

(9)(y)
Form of Administrative Services Agreement, dated March 25, 2011, and effective as of May 1, 2011, between BlackRock Advisors, LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17
CFR 232.102(e) as Exhibit 8(a)(a) to Post-Effective Amendment No. 25 to the registration statement on
Form N-4 for NYLIAC Variable Annuity Separate Account — I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(9)(z)
Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC dated
11/1/04 - Previously filed in accordance with Regulation S-T, 17 CFR 231.102(e) as Exhibit (8)(t) to
Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity
Separate Account-I (File No. 033- 53342), filed 4/12/05 and incorporated herein by reference.

(9)(a)(a)
Form of Service Agreement, dated August 15, 2006, between Delaware Distributors, L.P. and New York
Life Insurance and Annuity Corporation — Previously filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit (i)(22) to Post-Effective Amendment No. 17 to the registration statement on
Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No.
333-48300), filed 4/18/07 and incorporated herein by reference.

(9)(a)(b)
Administrative Services Letter of Agreement, dated May 1, 2007, between Deutsche Investment Manager
Americas, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (i)(14) to Pre- Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC
Variable Universal Life Separate Account-I (File No. 333-1477 07), filed 4/14/08 and incorporated herein by reference.

(9)(a)(c)
Administrative Services Agreement between Dreyfus Corporation and NYLIAC dated June 1, 2001.-
Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective
Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate
Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(9)(a)(d)
Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC
dated 6/1/99 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(7) to
Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal
Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(9)(a)(e)
Administrative Services Agreement between Janus Capital Corporation and NYLIAC dated 10/1/00 -
Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective
Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate
Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(9)(a)(f)
Form of Administrative Services Agreement among Legg Mason Investor Services, LLC and New York
Life Insurance and Annuity Corporation dated 5/1/07 - Previously filed in accordance with Regulation S-T,
17 CFR 232.102(e) as Exhibit (8)(k)(k) to Post-Effective Amendment No. 31 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/11/17 and incorporated herein by reference.

(9)(a)(g)
Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life
Investment Management LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (9)(s) to Pre- Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC
Variable Universal Life Separate Account-I (File No. 333-5721 0), filed 6/4/01 and incorporated herein by reference.

(9)(a)(h)
Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC dated 2/18/00 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(8) to
Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal
Life Separate Account-I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(9)(a)(i)
Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated
4/30/03 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(15) to
Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal
Life Separate Account-I (File No. 333-147707), filed 4/14/08 and incorporated herein by reference.

(9)(a)(j)
Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger
Berman Management, Inc. and NYLIAC -Previously filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on
Form N-4 for NYLIAC Variable Annuity Separate Account III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(9)(a)(k)
Administrative, Distribution and Business Services Agreements between New York Life Investment
Management LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e)
as Exhibit (i)(5) to Post- Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC
Variable Universal Life Separate Account-I (File No. 333-7930 9), filed 1/21/03 and incorporated herein by reference.

(9)(a)(j)
Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger
Berman Management, Inc. and NYLIAC -Previously filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on
Form N-4 for NYLIAC Variable Annuity Separate Account III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(9)(a)(k)
Administrative, Distribution and Business Services Agreements between New York Life Investment
Management LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e)
as Exhibit (i)(5) to Post- Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC
Variable Universal Life Separate Account-I (File No. 333-7930 9), filed 1/21/03 and incorporated herein by reference.

(9)(a)(l)
Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to
Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity
Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(9)(a)(m)
Amended and Restated Administrative Services Agreement between New York Life Investment
Management LLC and NYLIAC, dated February 17, 2012 - Previously filed in accordance with Regulation
S-T 17 CFR 232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed
4/11/12 and incorporated herein by reference.

(9)(a)(n)
Services Agreement between PIMCO Variable Insurance Trust and NYLIAC dated 4/12/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(13) to Post-Effective
Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Variable Universal Life
Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(9)(a)(o)
Administrative Services Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and New York Life Insurance and Annuity Corporation — Previously filed in accordance with Regulation
S-T, 17 CFR 232.102(e) as Exhibit (i)(25) to Post-Effective Amendment No. 19 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File
No. 333-48300), filed 12/13/07 and incorporated herein by reference.

(9)(a)(p)
Form of Amended and Restated Service Contract between Fidelity Distributors Corporation and NYLIFE
Distributors dated 10/1/11 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (i)(20) to Post-Effective Amendment No. 31 to the registration statement on Form N-6 for NYLIAC
Variable Universal Life Separate Account-I (File No. 333-7930 9), filed 4/9/20 and incorporated herein by reference.

(9)(a)(q)
Tri Party Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Fund
Advisor, LLC, New York Life Insurance and Annuity Corporation, American Funds Insurance Series,
American Funds Distributor, Inc., and Capital Research and Management Company dated
4/13/2020—Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(11) to
Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity
Separate Account III (File No. 333-239752), filed 11/29/21 and incorporated herein by reference.

(9)(a)(r)
Tri Party Agreement dated January 21, 2022, among Legg Mason Partners Variable Equity Trust, Legg
Mason Partners Fund Advisor, LLC, New York Life Insurance and Annuity Corporation, and Invesco
Advisers, Inc(with certain marked omissions that are not material and would cause competitive harm if disclosed)— Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(22) to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I, filed
3/22/22 and incorporated herein by reference.

(9)(a)(s)
Participation Agreement among New York Life Insurance and Annuity Corporation, Principal Variable
Contracts Fund, Inc., Principal Funds Distributor, Inc. and Principal Global Investors, LLC, dated 3/14/24 –
Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective
Amendment No. 35 to the registration statement on Form N-6 for NYLIAC Variable Universal Life
Separate Account - I (File No. 333-79309), filed 4/11/24 and incorporated herein by reference.

(9)(a)(t)
Participation Agreement among New York Life Insurance and Annuity Corporation, Putnam Variable
Trust, and Putnam Retail Management Limited Partnership, dated 4/1/24 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(20) to Post-Effective Amendment No. 35 to the
registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No.
333-79309), filed 4/11/24 and incorporated herein by reference.

(9)(a)(u)
Marketing and Administrative Services Agreement between New York Life Insurance and Annuity
Corporation and Putnam Retail Management Limited Partnership, dated 4/1/24 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(23) to Post-Effective Amendment No.
35 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File
No. 333-79309), filed 4/11/24 and incorporated herein by reference.

2.	Opinion and Consent of Charles A. Whites, Jr., Esq. — Filed herewith.
3.	Not applicable.
4.	Not applicable.
5.	Not applicable.
6.	Opinion and Consent of Actuary Not applicable.
7.	Consent of PricewaterhouseCoopers LLP – Filed herewith.

DIRECTORS AND OFFICERS OF THE DEPOSITOR
The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.
Name:	Title:
DeSanto, Craig L.	Chairman, Chief Executive Officer & President
Feldstein, Eric M.	Director, Executive Vice President & Chief Financial Officer
Gardner, Robert M.	Director, Senior Vice President & Controller
Harte, Francis Michael	Director & Senior Vice President
Hendry, Thomas A.	Director, Senior Vice President & Treasurer
Kravitz, Jodi L.	Director, Senior Vice President & Actuary
Malloy, Anthony R.	Director, Executive Vice President & Chief Investment Officer
McDonnell, Michael K.	Director, Senior Vice President, General Counsel & Chief Legal Officer
Miller, Amy	Director, Senior Vice President, Deputy General Counsel & Assistant Secretary
Ball, Aaron	Executive Vice President
Karaoglan, Alain M.	Executive Vice President
Madgett, Mark J.	Executive Vice President & Head of Agency
Abramo, Stephen	Senior Vice President
Akkerman, John W.	Senior Vice President
Albarella, Joel I.	Senior Vice President
Anderson, Erik A.	Senior Vice President & Chief Actuary
Arita, Darin C.	Senior Vice President
Berlin, Scott L.	Senior Vice President
Bopp, Kevin M.	Senior Vice President
Brill, Elizabeth K.	Senior Vice President & Actuary
Bustamante, Rene	Senior Vice President
Colleary, Maura R.	Senior Vice President
Cook, Alexander I. M.	Senior Vice President
Cooney, Colleen C.	Senior Vice President
Cronin, Maureen A.	Senior Vice President, Deputy General Counsel, Chief Investment Counsel & Assistant Secretary
Cruz, David	Senior Vice President
DiMella, Robert A.	Senior Vice President
Drinkard, Kenneth R.	Senior Vice President & General Auditor
Formon, William	Senior Vice President
Frederick, Robert R.	Senior Vice President
Gennaro, Paul J.	Senior Vice President
Glynn, Kevin M.	Senior Vice President
Gupta, Tina	Senior Vice President
Herwig, Julie E.	Senior Vice President
Hu, Amy	Senior Vice President & Chief Marketing Officer
Huang, Dylan W.	Senior Vice President
James, Cheryl	Senior Vice President & Deputy General Counsel
Khalil, Saad A.	Senior Vice President
Kuhl Sarrubbo, Amanda L.	Senior Vice President
Lackey, Michael P.	Senior Vice President
Lenz, Scott L.	Senior Vice President, Deputy General Counsel & Chief Tax Counsel
Loffredo, John M.	Senior Vice President
McCarthy, Elizabeth W.	Senior Vice President
McClain, Keith B.	Senior Vice President
Micucci, Alison H.	Senior Vice President
Navarro, Kathleen	Senior Vice President
Nesle, Heather M.	Senior Vice President
Patel, Hiran	Senior Vice President

Name:	Title:
Putnam, Roger L.	Senior Vice President
Rocchi, Gerard A.	Senior Vice President
Rodgers, Joanne H.	Senior Vice President & Head of Human Resources
Rosenthal, Benjamin L.	Senior Vice President & Chief Risk Officer
Rosh, Robert M.	Senior Vice President, Deputy General Counsel & Chief Insurance Counsel
Sabal, Craig A.	Senior Vice President, Deputy Chief Investment Officer & Chief Derivatives Officer
Simonetti, Richard P.	Senior Vice President
Susser, Andrew M.	Senior Vice President
Talgo, Mark W.	Senior Vice President
Taylor, Todd	Senior Vice President
Tillotson, Sandra G.	Senior Vice President & Chief Compliance Officer
Virendra, Sonali	Senior Vice President
Vu, Don D.	Senior Vice President
Wion, Matthew D.	Senior Vice President
Yoon, Jae	Senior Vice President
Abdelkader, Farid	Vice President & Associate General Auditor
Advani, Janice	Vice President
Albano, Angelina	Vice President
Albergo, Rosemary	Vice President
Armstrong, Vivian	Vice President
Ascione, Mitchell P.	Vice President
Bain, Karen A.	Vice President
Ballman, Cheryl	Vice President
Becher, Eric R.	Vice President
Behar, Paul	Vice President
Beligotti, Jeffrey	Vice President
Ben-Ami, Kevin A.	Vice President & Associate General Counsel
Berry, Ross	Vice President
Bhat, Saritha K.	Vice President
Biem, Alain E.	Vice President
Black, Meaghan	Vice President
Boccio, John	Vice President
Borisenko, Evgueni	Vice President & Actuary
Boyd IV, Robert L.	Vice President
Braut, Stephen A.	Vice President
Bredikis, Scott	Vice President
Breslin, Christopher J.	Vice President
Brobston, Irena S.	Vice President
Brochard, Gabrielle	Vice President & Actuary
Brotherton, Diane M.	Vice President
Budhwani, Reshma	Vice President
Caminiti, Philip E.	Vice President
Campellone, Mark A.	Vice President
Carbone, Jeanne M.	Vice President & Actuary
Carey, Christopher H.	Vice President
Carrig, Erica E.	Vice President & Associate General Counsel
Casanova, Ramon A.	Vice President & Actuary
Chan, David	Vice President, Associate General Counsel & Assistant Secretary
Chan, Vee-En	Vice President
Cherpelis, George S.	Vice President
Chua, Albert	Vice President & Actuary
Cirella, Margaret M.	Vice President

Name:	Title:
Citera, Frank	Vice President
Civello, Alisa M.	Vice President
Cobaj, Skender	Vice President
Cohen, Andrew J.	Vice President
Cohen, Ross E.	Vice President
Collins, Maria V.	Vice President
Colon, Wilfred R.	Vice President
Colton, Andrew	Vice President & Actuary
Contey, Allison	Vice President
Conti, Jane S.	Vice President
Cooper, Natalie	Vice President
Council, Catherine	Vice President
Crawford, Thomas	Vice President & Actuary
Cristello, Cindy	Vice President
Cruz, Jeanne M.	Vice President
Curran, Debra	Vice President
Danzig, Jeff	Vice President & Actuary
Dave, Ushir	Vice President
Davidowitz, Aron B.	Vice President
Davis, Juliet	Vice President
Del Bello, Timothy	Vice President
DelGreco, Phylliss A.	Vice President & Associate General Counsel
Dias, Maryann D.	Vice President
DiCarmine, Kristen	Vice President
DiRago, John C.	Vice President
Donner, Andrew	Vice President
Donohue, Robert P.	Vice President & Assistant Treasurer
Doshi, Manoj	Vice President
Duarte, Deborah	Vice President
Dubrow, Michael G.	Vice President
Eppink, Jr., Richard H.	Vice President
Facinelli, Joanne S.	Vice President
Feeney, Brendan L.	Vice President
Feinberg, Amarya	Vice President & Actuary
Ferguson, Robert E.	Vice President
Ferreira, Leandra C.	Vice President
Fitzgerald, Christopher P.	Vice President
Florin, Timothy	Vice President
Fong, Michael	Vice President & Actuary
Fox, Ryan D.	Vice President
Freeman, Lisa A.	Vice President
Fromm, Paul	Vice President
Froshiesar, Donn	Vice President
Gallagher, Erin M.	Vice President
Gamble, Michael	Vice President
Gangemi, Thomas J.	Vice President & Chief Underwriter
Gao, J. Kevin	Vice President & Associate General Counsel
Gill, Sandra	Vice President
Gleason, Kevin M.	Vice President
Goel, Prakhar	Vice President
Goldstein, Andrew	Vice President
Goldstein, Paul Z.	Vice President & Associate General Counsel

Name:	Title:
Golen, Shana	Vice President
Goodwin, Lauren E.	Vice President
Gostling, Page H.	Vice President
Grace, Deborah A.	Vice President
Guerrero, Jomil M.	Vice President & Chief Diversity Officer
Gunda, Kishore	Vice President
Hajducek, Laura	Vice President
Hale, Rachel	Vice President & Actuary
Hammie, Tyrin	Vice President
Han, Wen Wei	Vice President & Actuary
Hanley, Dale A.	Vice President
Hayden, Adam C.	Vice President
Healy, Brendan J.	Vice President
Healy, John J.	Vice President
Hekmat, Saba	Vice President
Henderson, Loyd T.	Vice President
Hoffman, Eric S.	Vice President
Huang, Angela	Vice President & Actuary
Hyland, Meredith K.	Vice President
Ingham, Scott	Vice President & Assistant Secretary
Jackson, Eric	Vice President
Jackson, Zerlina R.	Vice President
Johnston, Todd C.	Vice President
Kakkanattu, Manuel M.	Vice President
Katti, Rohit R.	Vice President
Kaufman, Wayne	Vice President
Kelly, Christopher P.	Vice President & Associate General Auditor
Kim, Terry	Vice President
King, Martin L.	Vice President
Klatell, Jeremy N.	Vice President, Associate General Counsel & Chief Litigation Counsel
Kraus, Linda M.	Vice President
Krueger, Kyle	Vice President
Kuan, Melissa	Vice President
Kula, Michael	Vice President & Actuary
Kyan, Raymond	Vice President
Landaas, Marci P.	Vice President
LaPier, Theodore	Vice President & Associate General Counsel
Larkin, Colleen E.	Vice President & Assistant Secretary
Lawrence, Cameryn A.	Vice President
Lee, Young	Vice President
Lewis, Sean S.	Vice President
Lewis, Tanner	Vice President
Loden, Wesley	Vice President & Actuary
Long, Harry Scott	Vice President
Lynn, Eric J.	Vice President & Actuary
Machols, Jeffrey J.	Vice President
Madabushi, Krishna Prashanth	Vice President
Madgett, Sean	Vice President
Marcel, Imari	Vice President
Marinaccio, Ralph S.	Vice President
Martello, Virginia C.	Vice President
Martin, Trina	Vice President

Name:	Title:
Mayer, Carol S.	Vice President & Associate General Counsel
McGilberry, Brent	Vice President
McKeon, John	Vice President & Actuary
McNamara, Stephen J.	Vice President & Actuary
McNulty, Stephen B.	Vice President
Melka, Frank David	Vice President
Micale, Anthony F.	Vice President
Micun, Pawel	Vice President
Millay, Edward P.	Vice President
Mitchinson, Tod J.	Vice President & Chief Information Security Officer
Mitra, Debapriya	Vice President
Moo-Young, Jillian	Vice President
Mosquera, Jaime	Vice President & Actuary
Mossessian, Dmitri	Vice President
Mount, William J.	Vice President
Murphy, Marijo F.	Vice President
Mwaramba, Rutendo	Vice President & Actuary
Nair, Dinesh K.	Vice President
Nayar, Ridhika	Vice President
Newman, Jennifer	Vice President
Ng, Ching (Andrew)	Vice President & Actuary
O'Brien, Daniel J.	Vice President
O'Hanlon, Thomas P.	Vice President
O'Hearn, Claudine C.	Vice President
O’Neill, Kathleen	Vice President
Orban, Rachel	Vice President & Associate General Counsel
Panganiban, Maria E.	Vice President
Paone, Jonathan T.	Vice President
Pavone, Joseph	Vice President
Perrotti, Anthony R.	Vice President
Perry, Valerie L.	Vice President
Perseghin, Andrew J.	Vice President
Petersen, Todd	Vice President & Actuary
Petro, Kenneth	Vice President
Pizzute, Robert J.	Vice President
Portnoy, Michael	Vice President
Power, Kevin J.	Vice President
Quartararo, Paul	Vice President
Rajendran, Paul P.	Vice President
Rangachar, Raghu	Vice President & Actuary
Rao, Achuth	Vice President
Raturi, Sanjana	Vice President
Rice, Scott	Vice President
Riven, Inga	Vice President & Actuary
Rodgers, Kathryn A.	Vice President
Rodrigue, Kyle	Vice President
Rosenblum, Tal	Vice President
Rotondo, Richard	Vice President
Roy, Jennifer M.	Vice President
Rubin, Janis C.	Vice President
Sabo, Phillip J.	Vice President
Salvatore, Daniel	Vice President

Name:	Title:
Sarma, Samar	Vice President
Schirizzo, Michael	Vice President
Schwartz, Rachel S.	Vice President & Associate General Counsel
Scozzafava, Mark J.	Vice President
Seaman, Brian	Vice President
Seewald, Scott R.	Vice President
Seguin, Brian	Vice President
Seyb, Sean M.	Vice President
Shah, Chintan T.	Vice President
Shan, YiYi	Vice President
Shapiro, Natalie	Vice President
Shaub, Sarah	Vice President
Sherman, Eric C.	Vice President & Actuary
Sherman, Nancy G.	Vice President
Singh, Jacqueline	Vice President
Smith, Kevin M.	Vice President
Solazzo, Amy L.	Vice President
Standbridge, Elizabeth A.	Vice President
Steelman, Elliot H.	Vice President
Stengel, Agustin	Vice President
Stolte, William R.	Vice President
Stricoff, Celine	Vice President
Strutton, Rebecca	Vice President & Associate General Counsel
Suh, Hannah L.	Vice President & Actuary
Suryapranata, Monica	Vice President
Tamayo-Sanchez, Angelica	Vice President
Taylor, John G.	Vice President
Thomas, Robert W.	Vice President
Tillinghast, Mark E.	Vice President
Tobin, Michael	Vice President
Todorov, Natalia	Vice President
Tomassi, Deborah A.	Vice President
Torrey, Arthur S.	Vice President
Tripi, Stephen A.	Vice President
Tyndell, Elizabeth A.	Vice President
Valdes, Gilberto	Vice President
Vandegrift, Jr., Donald P.	Vice President & Associate General Counsel
Vilchis, Hector D.	Vice President
Waelti, Linus	Vice President & Actuary
Wall, Joseph E.	Vice President
Walsh, Edward C.	Vice President
Wang, Ching C.	Vice President
Warga, Regina	Vice President
Warner, S. Andre	Vice President & Associate General Counsel
Weatherman, Aaron	Vice President & Actuary
Webster, Gregory H.	Vice President
Wei, Helen	Vice President
Weiss, Jennifer M.	Vice President
Whites, Jr., Charles A.	Vice President & Associate General Counsel
Wickwire, Brian D.	Vice President
Wilcox, Lyle D.	Vice President
Williams, Brian D.	Vice President

Name:	Title:
Williams, Matthew	Vice President
Wilson, Michael E.	Vice President
Wolf, Madeline A.	Vice President
Wong, Judy	Vice President & Actuary
Wood, Melissa	Vice President
Wulwick, Jacqueline N.	Vice President
Yashnyk, Michael A.	Vice President
Yenko, Elizabeth M.	Vice President
Yim, Henry	Vice President
Zaman, Nabeed	Vice President
Zeng, Paul	Vice President & Actuary
Meade, Colleen A.	Associate General Counsel & Secretary

SIGNATURES
Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant NYLIAC Variable Universal Life Separate Account-I, certifies that it has meet the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on April 10, 2025.
NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT – I (Registrant)
By:	/s/ Francis Citera Name: Francis Citera Title: Vice President
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)
By:	/s/ Francis Citera Name: Francis Citera Title: Vice President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Craig L. DeSanto*	Chairman of the Board, Chief Executive Officer, President & Director (Principal Executive Officer)
Eric M. Feldstein*	Director & Chief Financial Officer (Principal Financial Officer)
Robert M. Gardner*	Director (Principal Accounting Officer)
Francis M. Harte*	Director
Thomas A. Hendry*	Director
Jodi L. Kravitz*	Director
Anthony R. Malloy*	Director
Michael K. McDonnell*	Director
Amy Miller*	Director

By:	/s/ Francis Citera Francis Citera Attorney-in-Fact
April 10, 2025

*
Pursuant to Powers of Attorney – Previously filed 12/20/2024.

EXHIBIT INDEX
EXHIBIT NUMBER	DESCRIPTION
2	Opinion and Consent of Charles A. Whites, Jr., Esq.
7	Consent of PricewaterhouseCoopers LLP